UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5669
                                   -------------------------------------------

                               Fifth Third Funds
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           38 Fountain Square Plaza, MD 1090BD, Cincinnati, Ohio 45263
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                       Fifth Third Asset Management, Inc.,
          38 Fountain Square Plaza, MD 1090BD, Cincinnati, Ohio 45263
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-282-5706
                                                    ------------

Date of fiscal year end: July 31
                         -------

Date of reporting period: October 31, 2007
                          ----------------

Item 1. Schedule of Investments.

SMALL CAP GROWTH
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (94.0%)
Aegean Marine Petroleum, Inc.           42,600        $ 1,745
Aeropostale, Inc. *                     73,650          1,687
American Reprographics Co. *            81,000          1,643
AMN Healthcare Services, Inc. *         78,470          1,492
Anadigics, Inc. *                      160,900          2,373
Atheros Communications, Inc. *          37,100          1,302
AZZ, Inc. *                             64,500          2,199
Belden, Inc.                            35,700          2,080
BioMarin Pharmaceuticals, Inc. *       102,200          2,834
Bucyrus International, Inc., Class A    24,900          2,054
Carrizo Oil & Gas, Inc. *               38,900          1,999
Coldwater Creek, Inc. *                 83,700            749
Complete Production Services, Inc. *    74,100          1,475
Concur Technologies, Inc. *             41,169          1,484
Core Laboratories NV *                  18,600          2,715
Dayton Superior Corp. *                198,800          1,600
DealerTrack Holdings, Inc. *            35,000          1,718
Digital River, Inc. *                   25,000          1,326
Diodes, Inc. *                          67,610          2,235
Dolan Media Co. *                       76,358          2,062
DXP Enterprises, Inc. *                 34,100          1,617
East West Bancorp, Inc.                 49,500          1,670
Emergency Medical Services Corp. *      58,982          1,791
Energy Conversion Devices, Inc. *       58,400          1,594
Equinix, Inc. *                         18,400          2,147
Exfo Electro Optical Engineering, Inc. 120,000            772
First Cash Financial Services, Inc. *   90,600          1,781
Genoptix, Inc. *                         7,513            186
HealthExtras, Inc. *                    62,300          1,815
Hibbett Sports, Inc. *                  58,100          1,371
Hologic, Inc. *                         51,575          3,504
Houston Wire & Cable Co.                69,400          1,219
Huron Consulting Group, Inc. *          34,600          2,418
Icon PLC ADR *                          34,500          2,001
Iconix Brand Group, Inc. *              98,800          2,258
Internap Network Services Corp. *       90,000          1,499
inVentiv Health, Inc. *                 44,100          1,862
Kenexa Corp. *                          48,800          1,431
LKQ Corp. *                             63,700          2,456
Masimo Corp. *                          66,431          2,273
Mobile Mini, Inc. *                     58,800          1,054
Morton's Restaurant Group, Inc. *       91,900          1,274
MWI Veterinary Supply, Inc. *           52,350          2,186
NewStar Financial, Inc. *              106,300          1,067
Nice Systems, Ltd. ADR *                58,800          2,318
Nuance Communications, Inc. *          124,600          2,755
NuVasive, Inc. *                        57,900          2,478
OpNext, Inc. *                          46,800            557
Parametric Technology Corp. *           53,700          1,026
Perficient, Inc. *                      44,900            846
Phase Forward, Inc. *                  102,920          2,448
Physicians Formula Holdings, Inc. *     74,142            882

                                    Continued

                                      SHARES          VALUE
                                    -----------   ---------------

COMMON STOCKS, CONTINUED
Polypore International, Inc. *          99,969           $ 1,715
PROS Holdings, Inc. *                  112,152             2,017
Providence Service Corp. (The) *        55,400             1,761
Psychiatric Solutions, Inc. *           61,000             2,416
Quality Systems, Inc.                   37,250             1,350
RRSat Global Communications
   Network, Ltd. *                      89,200             1,997
Silicon Motion Technology Corp. ADR *   69,100             1,728
Skechers U.S.A., Inc., Class A *        60,900             1,498
Stage Stores, Inc.                      92,600             1,737
Superior Energy Services *              55,000             2,039
T-3 Energy Services, Inc. *             53,203             2,528
Texas Industries, Inc.                  26,900             1,965
Thomas Weisel Partners Group, Inc. *    61,300               975
Time Warner Telecom, Inc., Class A *    62,400             1,450
Ultimate Software Group, Inc. *         29,000             1,001
Ultrapetrol Bahamas, Ltd. *            112,300             2,103
United Natural Foods, Inc. *            38,900             1,126
Varian, Inc. *                          28,016             2,070
Vocus, Inc. *                           50,000             1,799
Volcom, Inc. *                          39,200             1,147
Zenith National Insurance Corp.         33,700             1,354
                                                  ---------------

TOTAL COMMON STOCKS                                      127,104
                                                  ---------------

REAL ESTATE INVESTMENT TRUST (1.7%)
Digital Realty Trust, Inc.              51,300             2,257
                                                  ---------------

TOTAL REAL ESTATE INVESTMENT TRUST                         2,257
                                                  ---------------

INVESTMENTS IN AFFILIATES * (A) (6.5%)
Fifth Third Institutional Money
   Market Fund                       8,854,367             8,854
                                                  ---------------

TOTAL INVESTMENTS IN AFFILIATES                            8,854
                                                  ---------------

TOTAL INVESTMENTS (COST $110,309) - 102.2%               138,215

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%            (3,008)
                                                  ---------------

NET ASSETS - 100.0%                                    $ 135,207
                                                  ===============



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS * Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

The following abbreviation is used in the Schedule of Portfolio Investments:
ADR - American Depositary Receipt

                See notes to schedules of portfolio investments.

MID CAP GROWTH
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (95.9%)
Abercrombie & Fitch Co., Class A        80,300        $ 6,360
Activision, Inc. *                     237,000          5,605
Affiliated Managers Group, Inc. *       48,600          6,393
Akamai Technologies, Inc. *            108,500          4,252
Allergan, Inc.                          63,300          4,278
Amdocs, Ltd. *                          66,500          2,288
Broadcom Corp., Class A *              142,800          4,648
Brocade Communications Systems,
   Inc. *                              410,000          3,899
Cadence Design Systems, Inc. *         158,600          3,109
Coach, Inc. *                           91,850          3,358
Cognizant Technology Solutions
   Corp., Class A *                     95,800          3,972
Coldwater Creek, Inc. *                232,300          2,079
Complete Production Services, Inc. *   136,600          2,718
Corrections Corp. of America *         167,500          4,739
Covance, Inc. *                         57,600          4,752
DaVita, Inc. *                         118,900          7,751
E*Trade Financial Corp. *              186,800          2,081
Electronic Arts, Inc. *                111,100          6,790
Express Scripts, Inc. *                125,000          7,887
FMC Corp.                               66,000          3,795
Gardner Denver, Inc. *                  67,900          2,453
Gen-Probe, Inc. *                       63,250          4,429
GlobalSantaFe Corp.                     84,100          6,815
Guess ?, Inc.                          118,400          6,085
Herbalife, Ltd.                        140,500          6,195
Hologic, Inc. *                        146,000          9,918
IDEX Corp.                             130,700          4,629
International Game Technology          126,600          5,521
Intersil Corp., Class A                 82,700          2,509
Intuit, Inc. *                         199,100          6,405
ITT Corp.                               76,400          5,113
JC Penney Co., Inc.                     59,400          3,341
Jones Lang LaSalle, Inc.                47,900          4,566
Joy Global, Inc.                       112,850          6,552
Juniper Networks, Inc. *                60,000          2,160
Logitech International SA *            169,800          5,997
Manpower, Inc.                          40,000          2,990
Marriott International, Inc. (DE),
   Class A                             131,200          5,394
Martin Marietta Materials, Inc.         44,800          5,795
Maxim Integrated Products, Inc.        163,600          4,434
Nabors Industries, Ltd. *              101,900          2,861
National Oilwell Varco, Inc. *         115,800          8,481
National Semiconductor Corp.           227,700          5,724
Network Appliance, Inc. *              169,000          5,322
NII Holdings, Inc. *                    76,500          4,437
Nordstrom, Inc.                         97,300          3,837
Nvidia Corp. *                          36,500          1,291
Paychex, Inc.                           65,000          2,716
Pediatrix Medical Group, Inc. *         76,900          5,037
Pharmaceutical Product Development,
   Inc.                                125,800          5,314

                                    Continued

                                       SHARES            VALUE
                                    -------------  ------------------

COMMON STOCKS, CONTINUED
Phillips-Van Heusen                     61,700        $ 2,949
Polo Ralph Lauren Corp.                 54,000          3,715
Precision Castparts Corp.               57,100          8,554
ProAssurance Corp. *                    91,800          5,062
Psychiatric Solutions, Inc. *          182,900          7,243
Respironics, Inc. *                    108,450          5,429
Scientific Games Corp., Class A *      136,600          4,938
Spirit Aerosystems Holdings, Inc.,
   Class A *                           127,000          4,409
Starwood Hotels & Resorts
   Worldwide, Inc.                      61,700          3,508
Stericycle, Inc. *                     120,400          7,023
Superior Energy Services *             125,800          4,665
T Rowe Price Group, Inc.               126,600          8,133
Time Warner Telecom, Inc., Class A *   265,693          6,175
Ultra Petroleum Corp. *                 79,500          5,633
Urban Outfitters, Inc. *               134,300          3,394
Varian Medical Systems, Inc. *          97,000          4,731
Varian Semiconductor Equipment
   Associates, Inc. *                   76,000          3,497
VCA Antech, Inc. *                     107,300          4,941
WESCO International, Inc. *             92,600          4,320
XTO Energy, Inc.                        89,500          5,941
                                                --------------

TOTAL COMMON STOCKS                                   341,335
                                                --------------

REAL ESTATE INVESTMENT TRUST (1.0%)
CapitalSource, Inc.                    202,200          3,684
                                                --------------

TOTAL REAL ESTATE INVESTMENT TRUST                      3,684
                                                ----------------

INVESTMENTS IN AFFILIATES (A) (5.3%)
Fifth Third Institutional Money
   Market Fund                      18,659,854         18,660
                                                --------------

TOTAL INVESTMENTS IN AFFILIATES                        18,660
                                                --------------

TOTAL INVESTMENTS (COST $281,372) - 102.2%            363,679

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%         (7,773)
                                                --------------

NET ASSETS - 100.0%                                 $ 355,906
                                                ==============



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

                See notes to schedules of portfolio investments.

QUALITY GROWTH
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (98.5%)
Abbott Laboratories                    170,000        $ 9,285
Activision, Inc. *                     380,000          8,987
Apache Corp.                            80,000          8,305
Apollo Group, Inc., Class A *          110,000          8,719
Apple, Inc. *                           90,000         17,096
AT&T, Inc.                             275,000         11,492
Baxter International, Inc.             250,000         15,002
Boeing Co.                             100,000          9,859
Burger King Holdings, Inc.             277,850          7,346
Cameron International Corp. *           93,000          9,054
Caterpillar, Inc.                       90,000          6,715
Celgene Corp. *                        145,000          9,570
Chevron Corp.                          130,000         11,896
Chipotle Mexican Grill, Inc.,
   Class A *                            55,000          7,645
Cisco Systems, Inc. *                  475,000         15,704
CME Group, Inc.                         11,000          7,329
Coca-Cola Co. (The)                    110,000          6,794
Colgate-Palmolive Co.                  160,000         12,203
Danaher Corp.                          139,000         11,908
Dell, Inc. *                           390,000         11,934
Devon Energy Corp.                     120,000         11,208
Dick's Sporting Goods, Inc. *          200,000          6,674
eBay, Inc. *                           190,000          6,859
EMC Corp. *                            510,000         12,949
Emerson Electric Co.                   220,000         11,499
Fluor Corp.                             60,000          9,480
FPL Group, Inc.                        110,000          7,526
GameStop Corp., Class A *               93,192          5,519
Gilead Sciences, Inc. *                280,000         12,933
Google, Inc., Class A *                 21,000         14,847
Hewlett-Packard Co.                    230,000         11,886
Honeywell International, Inc.          150,000          9,062
Illinois Tool Works, Inc.              165,000          9,448
Intel Corp.                            640,000         17,216
International Business Machines Corp.  125,000         14,515
Johnson & Johnson                      170,275         11,097
Johnson Controls, Inc.                 300,000         13,116
Juniper Networks, Inc. *               250,000          9,000
Kellogg Co.                            230,000         12,142
Kroger Co. (The)                       270,000          7,935
McDonald's Corp.                       250,000         14,925
Merck & Co., Inc.                      220,000         12,817
Microsoft Corp.                        690,000         25,399
Monsanto Co.                           150,000         14,644
Nike, Inc., Class B                    130,000          8,614
Nokia Corp. ADR                        240,000          9,533
Northern Trust Corp.                   180,000         13,538
Oracle Corp. *                         580,000         12,859
PepsiCo, Inc.                          195,000         14,375
Potash Corp. of Saskatchewan            75,000          9,212
Praxair, Inc.                          150,000         12,822

                                    Continued

                                       SHARES           VALUE
                                    -------------  ----------------

COMMON STOCKS, CONTINUED
Procter & Gamble Co.                   135,000        $ 9,385
Respironics, Inc. *                    160,000          8,010
Roper Industries, Inc.                 100,000          7,081
Schlumberger, Ltd.                     105,000         10,140
Stericycle, Inc. *                     160,000          9,333
T Rowe Price Group, Inc.               200,000         12,848
Texas Instruments, Inc.                290,000          9,454
Thermo Fisher Scientific, Inc. *       215,000         12,644
Transocean, Inc. *                     105,000         12,534
United Technologies Corp.              150,000         11,488
Waters Corp. *                         150,000         11,547
Zimmer Holdings, Inc. *                100,000          6,949
                                                --------------

TOTAL COMMON STOCKS                                   691,905
                                                --------------

INVESTMENTS IN AFFILIATES (A) (3.1%)
Fifth Third Institutional Money
   Market Fund                      21,484,146         21,484
                                                --------------

TOTAL INVESTMENTS IN AFFILIATES                        21,484
                                                --------------

TOTAL INVESTMENTS (COST $556,053) - 101.6%            713,389

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%        (10,930)
                                                --------------

NET ASSETS - 100.0%                                 $ 702,459
                                                ==============



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

The following abbreviation is used in the Schedule of Portfolio Investments:
ADR - American Depositary Receipt

                See notes to schedules of portfolio investments.

STRUCTURED LARGE CAP PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (125.6%)
3M Co. (c)                              14,950      $   1,291
Abraxis BioScience, Inc. *              16,420            408
Aetna, Inc. (c)                         35,517          1,995
Alcoa, Inc. (c)                         28,897          1,144
Altria Group, Inc. (c)                  44,031          3,211
Amazon.Com, Inc. * (c)                  12,301          1,097
American Express Co. (c)                16,640          1,014
American International Group, Inc.      46,674          2,946
AmeriCredit Corp. * (c)                 22,239            314
Ameriprise Financial, Inc. (c)           3,179            200
Apollo Group, Inc., Class A *           30,652          2,429
Apple, Inc. * (c)                       25,768          4,895
Applied Materials, Inc. (c)            118,024          2,292
Ashland, Inc. (c)                       28,925          1,698
AT&T, Inc. (c)                          43,664          1,825
Autodesk, Inc. *                        18,369            898
Automatic Data Processing, Inc. (c)     15,195            753
AutoZone, Inc. * (c)                    20,735          2,580
Ball Corp. (c)                          23,719          1,176
Bank of America Corp.                   51,134          2,469
Baxter International, Inc. (c)          23,292          1,398
Big Lots, Inc. * (c)                    75,687          1,815
Biogen Idec, Inc. * (c)                 49,901          3,715
Black & Decker Corp. (c)                 3,246            292
Bristol-Myers Squibb Co. (c)            26,268            788
Capital One Financial Corp. (c)          5,994            393
Caterpillar, Inc. (c)                    8,872            662
CB Richard Ellis Group, Inc.,
   Class A * (c)                        26,879            655
CBS Corp., Class B (c)                  77,020          2,210
CenturyTel, Inc. (c)                    16,709            736
Cephalon, Inc. * (c)                    10,333            762
Charles Schwab Corp. (The)               5,065            118
Chevron Corp. (c)                       37,418          3,424
ChoicePoint, Inc. * (c)                 32,839          1,291
Cigna Corp. (c)                         32,608          1,712
Cisco Systems, Inc. * (c)               65,861          2,177
Citigroup, Inc. (c)                     73,431          3,077
Citrix Systems, Inc. *                  24,155          1,038
Clorox Co.                               6,484            406
Coach, Inc. * (c)                        7,344            268
Comerica, Inc. (c)                      28,876          1,348
Computer Sciences Corp. * (c)           46,484          2,714
ConocoPhillips (c)                      38,368          3,260
Coventry Health Care, Inc. * (c)        26,645          1,607
Cummins, Inc. (c)                        1,612            193
Darden Restaurants, Inc. (c)            54,021          2,323
Deere & Co. (c)                          3,598            557
Dollar Tree Stores, Inc. * (c)          37,251          1,427
Dominion Resources, Inc. (c)             6,344            581
Dow Chemical Co. (The) (c)               8,998            405
DTE Energy Co. (c)                      58,694          2,911

                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
Eastman Kodak Co. (c)                   41,831      $   1,199
eBay, Inc. * (c)                        94,580          3,414
Ecolab, Inc. (c)                           797             38
Edison International (c)                23,941          1,392
Eli Lilly & Co. (c)                     35,129          1,902
Embarq Corp. (c)                         3,867            205
EMC Corp. * (c)                         12,358            314
Emerson Electric Co. (c)                18,588            972
Expedia, Inc. * (c)                     11,707            382
Express Scripts, Inc. * (c)             25,869          1,632
Exxon Mobil Corp. (c)                   91,361          8,404
Family Dollar Stores, Inc. (c)          25,173            638
FirstEnergy Corp. (c)                   37,928          2,644
Fluor Corp.                              3,216            508
Forest Laboratories, Inc. * (c)         45,281          1,769
Franklin Resources, Inc.                 1,342            174
Frontier Oil Corp. (c)                   1,435             66
General Electric Co.  (b) (c)           92,533          3,809
General Mills, Inc. (c)                 48,173          2,781
Gilead Sciences, Inc. * (c)             44,608          2,060
Goldman Sachs Group, Inc. (The) (c)     11,488          2,848
Google, Inc., Class A * (c)              2,940          2,079
Halliburton Co. (c)                     92,078          3,630
Hess Corp.                                 287             21
HJ Heinz Co. (c)                         2,032             95
Home Depot, Inc. (c)                    21,329            672
Honeywell International, Inc. (c)       18,285          1,105
Hudson City Bancorp, Inc. (c)           85,037          1,332
Humana, Inc. * (c)                      24,161          1,811
Ingersoll-Rand Co., Ltd., Class A        4,840            244
Intel Corp. (c)                         40,239          1,082
IntercontinentalExchange, Inc. *         2,202            392
International Business Machines
   Corp.                                46,038          5,346
Intuitive Surgical, Inc. *               2,934            959
Invitrogen Corp. * (c)                  10,669            969
ITT Corp. (c)                           39,808          2,664
Janus Capital Group, Inc. (c)           49,197          1,698
Johnson & Johnson (c)                   20,322          1,324
Johnson Controls, Inc.                  45,234          1,978
JPMorgan Chase & Co. (c)                92,524          4,349
Juniper Networks, Inc. * (c)            57,497          2,070
Kellogg Co. (c)                         48,507          2,561
Kimberly-Clark Corp.                    30,461          2,159
Kroger Co. (The) (c)                    44,637          1,312
L-3 Communications Holdings,
   Inc. (c)                             15,989          1,753
Lehman Brothers Holdings, Inc. (c)       9,629            610
Leucadia National Corp.                 24,966          1,265
Liberty Global, Inc., Series A * (c)    18,595            730
Loews Corp. (c)                         45,826          2,250
Loews Corp. - Carolina Group (c)         5,366            460
Macy's, Inc. (c)                         9,969            319

                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
Marathon Oil Corp.                       7,907       $    468
Masco Corp. (c)                         24,399            587
Medco Health Solutions, Inc. * (c)      20,038          1,891
Medtronic, Inc. (c)                     20,084            953
MEMC Electronic Materials,
   Inc. * (c)                           37,621          2,755
Merck & Co., Inc.                        3,332            194
Merrill Lynch & Co., Inc. (c)           13,414            886
MetLife, Inc.                           29,573          2,036
Microsoft Corp.  (b) (c)               174,994          6,441
Mohawk Industries, Inc. * (c)           15,065          1,286
Molson Coors Brewing Co.,
   Class B (c)                          12,782            731
Morgan Stanley                          39,917          2,685
National Oilwell Varco, Inc. * (c)      42,216          3,092
National Semiconductor Corp. (c)        19,574            492
Newmont Mining Corp.                    12,774            650
Nike, Inc., Class B (c)                 27,570          1,827
NiSource, Inc. (c)                      27,554            563
Norfolk Southern Corp.                  31,759          1,640
Northrop Grumman Corp. (c)              24,530          2,051
Novell, Inc. * (c)                     133,877          1,012
NRG Energy, Inc. *                      37,120          1,695
Nvidia Corp. *                          29,892          1,058
NVR, Inc. * (c)                          1,437            684
Omnicom Group, Inc.                      4,061            207
Oneok, Inc. (c)                         22,809          1,139
Pepsi Bottling Group, Inc. (c)          69,895          3,011
PepsiCo, Inc. (c)                       31,822          2,346
PerkinElmer, Inc. (c)                   88,254          2,429
Pfizer, Inc. (c)                       165,602          4,075
Polo Ralph Lauren Corp. (c)             16,816          1,157
Praxair, Inc.                           18,003          1,539
Procter & Gamble Co. (c)                18,430          1,281
Questar Corp. (c)                        1,612             92
Raytheon Co. (c)                        30,239          1,924
Rockwell Automation, Inc. (c)           14,233            980
Safeway, Inc. (c)                       12,680            431
Schlumberger, Ltd.                      14,129          1,364
Sealed Air Corp. (c)                     1,885             47
Sherwin-Williams Co. (The) (c)          12,951            828
Smith International, Inc. (c)           45,355          2,996
Southwest Airlines Co. (c)              14,535            207
Sprint Nextel Corp. (c)                131,373          2,246
Stryker Corp.                           15,323          1,088
Sunoco, Inc. (c)                        10,491            772
SunTrust Banks, Inc. (c)                22,375          1,624
SUPERVALU, Inc.                          4,112            159
Synovus Financial Corp.                 28,069            740
Tektronix, Inc. (c)                        872             33
Temple-Inland, Inc. (c)                  3,440            185
Teradyne, Inc. * (c)                    92,202          1,138
Tesoro Corp. (c)                        15,607            945

                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
Texas Instruments, Inc. (c)             76,493        $ 2,494
TJX Cos., Inc.                           5,438            157
Travelers Cos., Inc. (The)              21,493          1,122
Tyco International, Ltd.                57,866          2,382
Union Pacific Corp. (c)                    824            105
Unisys Corp. * (c)                       6,263             38
United Parcel Service, Inc.,
   Class B (c)                          29,282          2,199
United Technologies Corp. (c)            9,282            711
UnitedHealth Group, Inc. (c)            32,494          1,597
Unum Group (c)                           4,876            114
Valero Energy Corp. (c)                 38,301          2,698
Verizon Communications, Inc. (c)        89,344          4,116
Wal-Mart Stores, Inc. (c)               53,522          2,420
Walt Disney Co. (The) (c)              101,630          3,519
Watson Pharmaceuticals, Inc. * (c)      48,202          1,473
WellPoint, Inc. * (c)                    5,337            423
Wells Fargo & Co. (c)                   31,246          1,063
Wendy's International, Inc. (c)         12,712            442
Wyndham Worldwide Corp. (c)             16,808            552
Yahoo!, Inc. * (c)                      53,321          1,658
                                                  ------------

TOTAL COMMON STOCKS                                   263,231
                                                  ------------

REAL ESTATE INVESTMENT TRUSTS (C) (0.7%)
CapitalSource, Inc.                      4,184             76
Host Hotels & Resorts, Inc.             25,571            567
Plum Creek Timber Co., Inc.             17,146            766
                                                  ------------

TOTAL REAL ESTATE INVESTMENT TRUSTS                     1,409
                                                  ------------

INVESTMENTS IN AFFILIATES (A) (2.6%)
Fifth Third Institutional Money
   Market Fund                       5,336,406          5,336
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                         5,336
                                                  ------------

TOTAL INVESTMENTS (COST $241,172) - 128.9%            269,976

SECURITIES SOLD SHORT
   (PROCEEDS $61,358) - (28.6)%                       (59,844)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%           (601)
                                                  ------------

NET ASSETS - 100.0%                                  $209,531
                                                  ============

                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF SECURITIES SOLD SHORT
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (27.5)%
Advanced Micro Devices, Inc. *         (47,523)     $    (622)
Agnico-Eagle Mines, Ltd.               (12,432)          (707)
Akamai Technologies, Inc. *             (6,957)          (273)
Alliant Techsystems, Inc. *             (6,472)          (714)
Amdocs, Ltd. *                         (14,142)          (486)
Amylin Pharmaceuticals, Inc. *         (33,009)        (1,486)
Archer-Daniels-Midland Co.             (60,885)        (2,178)
Astoria Financial Corp.                 (1,759)           (46)
Baker Hughes, Inc.                     (10,471)          (908)
Barr Pharmaceuticals, Inc. *           (24,963)        (1,431)
BJ Services Co.                        (85,201)        (2,146)
Cameco Corp.                           (34,093)        (1,672)
Circuit City Stores, Inc.              (62,895)          (499)
Citizens Communications Co.            (98,481)        (1,296)
CMS Energy Corp.                        (7,707)          (131)
Cognizant Technology Solutions
   Corp., Class A *                    (58,116)        (2,409)
ConAgra Foods, Inc.                    (26,886)          (638)
Constellation Brands, Inc.,
   Class A *                           (55,971)        (1,406)
Dynegy, Inc., Class A *               (189,093)        (1,742)
Equifax, Inc.                           (8,468)          (326)
Health Management Associates, Inc.,
   Class A                            (217,868)        (1,440)
Integrys Energy Group, Inc.            (57,890)        (3,115)
International Game Technology           (5,286)          (231)
Intuit, Inc. *                         (51,395)        (1,653)
Jabil Circuit, Inc.                    (26,489)          (576)
JB Hunt Transport Services, Inc.       (11,242)          (312)
JC Penney Co., Inc.                    (19,643)        (1,105)
Jones Apparel Group, Inc.              (37,679)          (789)
Kohl's Corp. *                         (10,497)          (577)
Lockheed Martin Corp.                   (5,495)          (605)
LSI Corp. *                            (49,140)          (324)
Ltd Brands, Inc.                       (14,989)          (330)
Marvell Technology Group, Ltd. *       (39,249)          (708)
Mattel, Inc.                          (101,509)        (2,121)
McDermott International, Inc. *        (16,038)          (979)
Micron Technology, Inc. *             (161,882)        (1,701)
Millipore Corp. *                      (15,227)        (1,182)
Newell Rubbermaid, Inc.                 (5,086)          (148)
NII Holdings, Inc. *                   (24,541)        (1,423)
Nortel Networks Corp. *                 (3,405)           (55)
Omnicare, Inc.                          (3,996)          (118)
Pactiv Corp. *                          (3,974)          (109)
Pitney Bowes, Inc.                     (33,457)        (1,340)
Precision Castparts Corp.               (5,130)          (769)
Quicksilver Resources, Inc. *          (42,848)        (2,442)
Resmed, Inc. *                         (23,644)          (980)
Sovereign Bancorp, Inc.                (31,261)          (451)
Starbucks Corp. *                      (69,653)        (1,858)
Tenet Healthcare Corp. *              (442,908)        (1,555)
Terex Corp. *                             (890)           (66)

                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
Titanium Metals Corp. *                 (1,758)     $     (62)
Tyson Foods, Inc., Class A             (60,295)          (953)
Universal Health Services, Inc.,
   Class A                             (27,784)        (1,354)
USG Corp. *                            (15,785)          (627)
UST, Inc.                                 (443)           (24)
Varian Medical Systems, Inc. *          (1,673)           (82)
Whole Foods Market, Inc.               (27,745)        (1,374)
Williams Cos., Inc.                    (24,444)          (892)
Xerox Corp. *                         (118,362)        (2,064)
                                                  ------------

TOTAL COMMON STOCKS                                   (57,610)
                                                  ------------

REAL ESTATE INVESTMENT TRUSTS (1.1)%
AvalonBay Communities, Inc.             (1,798)          (221)
Boston Properties, Inc.                (10,379)        (1,125)
Public Storage                          (7,520)          (609)
Regency Centers Corp.                   (3,473)          (248)
UDR, Inc.                               (1,323)           (31)
                                                  ------------

TOTAL REAL ESTATE INVESTMENT TRUSTS                    (2,234)
                                                  ------------

TOTAL SECURITIES SOLD SHORT
   (PROCEEDS $61,358) - (28.6)%                      $(59,844)
                                                  ============



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

(b) Part of this security has been deposited as initial margin on open futures contracts.

(c) All or part of this security has been deposited as collateral for short sales.


                See notes to schedules of portfolio investments.

EQUITY INDEX
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------

                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (98.2%)
3M Co.                                  22,961        $ 1,983
Abbott Laboratories                     49,521          2,705
Abercrombie & Fitch Co., Class A         2,813            223
ACE, Ltd.                               10,379            629
Adobe Systems, Inc. *                   18,746            898
Advanced Micro Devices, Inc. *          17,549            230
AES Corp. (The) *                       21,283            456
Aetna, Inc.                             16,464            925
Affiliated Computer Services, Inc.,
   Class A *                             3,162            160
Aflac, Inc.                             15,594            979
Agilent Technologies, Inc. *            12,624            465
Air Products & Chemicals, Inc.           6,906            676
Akamai Technologies, Inc. *              5,258            206
Alcoa, Inc.                             28,392          1,124
Allegheny Energy, Inc. *                 5,283            320
Allegheny Technologies, Inc.             3,257            333
Allergan, Inc.                           9,804            663
Allied Waste Industries, Inc. *          9,466            120
Allstate Corp. (The)                    18,670            978
Alltel Corp.                            11,261            801
Altera Corp.                            11,320            222
Altria Group, Inc.                      67,488          4,922
Amazon.Com, Inc. *                       9,723            867
AMBAC Financial Group, Inc.              3,250            120
Ameren Corp.                             6,576            355
American Capital Strategies, Ltd.        6,038            262
American Electric Power Co., Inc.       12,713            613
American Express Co.                    37,895          2,310
American International Group, Inc.      82,177          5,187
American Standard Cos., Inc.             6,096            227
Ameriprise Financial, Inc.               7,500            472
AmerisourceBergen Corp.                  5,715            269
Amgen, Inc. *                           34,806          2,023
Anadarko Petroleum Corp.                14,791            873
Analog Devices, Inc.                     9,960            333
Anheuser-Busch Cos., Inc.               23,884          1,225
AON Corp.                                9,361            424
Apache Corp.                            10,752          1,116
Apollo Group, Inc., Class A *            4,462            354
Apple, Inc. *                           27,879          5,296
Applera Corp. - Applied Biosystems
   Group                                 5,852            217
Applied Materials, Inc.                 44,059            856
Archer-Daniels-Midland Co.              20,810            745
Ashland, Inc.                            1,781            105
Assurant, Inc.                           3,164            185
AT&T, Inc.                             195,503          8,170
Autodesk, Inc. *                         7,371            360
Automatic Data Processing, Inc.         17,100            847
AutoNation, Inc. *                       4,817             85
AutoZone, Inc. *                         1,523            189

                                    Continued



                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
Avery Dennison Corp.                     3,448        $   200
Avon Products, Inc.                     13,991            573
Baker Hughes, Inc.                      10,213            886
Ball Corp.                               3,255            161
Bank of America Corp.                  142,170          6,864
Bank of New York Mellon Corp. (The)     36,493          1,783
Barr Pharmaceuticals, Inc. *             3,499            201
Baxter International, Inc.              20,771          1,246
BB&T Corp.                              17,708            655
Bear Stearns Cos., Inc. (The)            3,646            414
Becton Dickinson & Co.                   7,810            652
Bed Bath & Beyond, Inc. *                8,732            296
Bemis Co., Inc.                          3,335             94
Best Buy Co., Inc.                      12,906            626
Big Lots, Inc. *                         3,491             84
Biogen Idec, Inc. *                      9,366            697
BJ Services Co.                          9,352            236
Black & Decker Corp.                     2,103            189
BMC Software, Inc. *                     6,503            220
Boeing Co.                              25,103          2,475
Boston Scientific Corp. *               42,875            595
Bristol-Myers Squibb Co.                63,373          1,901
Broadcom Corp., Class A *               15,306            498
Brown-Forman Corp., Class B              2,790            206
Brunswick Corp.                          2,881             64
Burlington Northern Santa Fe Corp.       9,648            841
CA, Inc.                                12,444            329
Campbell Soup Co.                        7,408            274
Capital One Financial Corp.             13,422            880
Cardinal Health, Inc.                   11,678            794
Carnival Corp.                          14,105            677
Caterpillar, Inc.                       20,417          1,523
CB Richard Ellis Group, Inc.,
   Class A *                             6,589            161
CBS Corp., Class B                      21,999            631
Celgene Corp. *                         12,360            816
Centerpoint Energy, Inc.                10,227            171
Centex Corp.                             3,808             95
CenturyTel, Inc.                         3,492            154
CH Robinson Worldwide, Inc.              5,457            272
Charles Schwab Corp. (The)              30,088            699
Chesapeake Energy Corp.                 13,054            515
Chevron Corp.                           68,275          6,248
Chubb Corp.                             12,469            665
Ciena Corp. *                            2,722            130
Cigna Corp.                              9,175            482
Cincinnati Financial Corp.               5,473            218
Cintas Corp.                             4,299            157
Circuit City Stores, Inc.                6,393             51
Cisco Systems, Inc. *                  195,298          6,457
CIT Group, Inc.                          6,114            215
Citigroup, Inc.                        159,399          6,679

                                    Continued

EQUITY INDEX
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
Citizens Communications Co.             10,917        $   144
Citrix Systems, Inc. *                   5,757            247
Clear Channel Communications, Inc.      15,825            598
Clorox Co.                               4,437            278
CME Group, Inc.                          1,708          1,138
CMS Energy Corp.                         7,157            121
Coach, Inc. *                           11,832            433
Coca-Cola Co. (The)                     63,730          3,936
Coca-Cola Enterprises, Inc.              8,893            229
Cognizant Technology Solutions
   Corp., Class A *                      9,166            380
Colgate-Palmolive Co.                   16,307          1,244
Comcast Corp., Class A *                99,216          2,088
Comerica, Inc.                           4,972            232
Commerce Bancorp, Inc.                   6,101            249
Computer Sciences Corp. *                5,522            322
Compuware Corp. *                        9,601             96
ConAgra Foods, Inc.                     15,880            377
ConocoPhillips                          52,107          4,427
Consol Energy, Inc.                      5,805            328
Consolidated Edison, Inc.                8,624            406
Constellation Brands, Inc.,
   Class A *                             6,159            155
Constellation Energy Group, Inc.         5,760            545
Convergys Corp. *                        4,365             80
Cooper Industries, Ltd., Class A         5,836            306
Corning, Inc.                           50,143          1,217
Costco Wholesale Corp.                  13,959            939
Countrywide Financial Corp.             18,918            294
Coventry Health Care, Inc. *             4,984            301
Covidien, Ltd.                          15,800            657
CR Bard, Inc.                            3,292            275
CSX Corp.                               13,937            624
Cummins, Inc.                            3,324            399
CVS Caremark Corp.                      47,452          1,982
Danaher Corp.                            7,947            681
Darden Restaurants, Inc.                 4,507            194
Dean Foods Co.                           4,144            115
Deere & Co.                              7,173          1,111
Dell, Inc. *                            73,040          2,235
Devon Energy Corp.                      14,386          1,344
Dillard's, Inc., Class A                 1,942             45
DIRECTV Group, Inc. (The) *             24,580            651
Discover Financial Services             15,287            295
Dominion Resources, Inc.                 9,322            854
Dover Corp.                              6,517            300
Dow Chemical Co. (The)                  30,391          1,369
Dow Jones & Co., Inc.                    2,084            125
DR Horton, Inc.                          8,712            111
DTE Energy Co.                           5,613            278
Duke Energy Corp.                       40,153            770
Dynegy, Inc., Class A *                 15,919            147

                                    Continued



                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
E*Trade Financial Corp. *               13,609        $   152
Eastman Chemical Co.                     2,682            179
Eastman Kodak Co.                        9,172            263
Eaton Corp.                              4,671            432
eBay, Inc. *                            36,628          1,322
Ecolab, Inc.                             5,588            264
Edison International                    10,387            604
E.I. du Pont de Nemours & Co.           29,448          1,458
El Paso Corp.                           22,325            394
Electronic Arts, Inc. *                  9,885            604
Electronic Data Systems Corp.           16,223            350
Eli Lilly & Co.                         31,756          1,720
Embarq Corp.                             4,816            255
EMC Corp. *                             66,902          1,699
Emerson Electric Co.                    25,354          1,325
ENSCO International, Inc.                4,753            264
Entergy Corp.                            6,289            754
EOG Resources, Inc.                      7,798            691
Equifax, Inc.                            4,638            179
Estee Lauder Cos., Inc. (The),
   Class A                               3,761            165
EW Scripps Co., Class A                  2,658            120
Exelon Corp.                            21,445          1,775
Expedia, Inc. *                          6,548            214
Expeditors International
   Washington, Inc.                      6,827            346
Express Scripts, Inc. *                  8,270            522
Exxon Mobil Corp.                      177,715         16,348
Family Dollar Stores, Inc.               4,808            122
Fannie Mae                              31,297          1,785
Federated Investors, Inc., Class B       2,824            121
FedEx Corp.                              9,813          1,014
Fidelity National Information
   Services, Inc.                        5,590            258
First Horizon National Corp.             4,009            105
FirstEnergy Corp.                        9,719            677
Fiserv, Inc. *                           5,362            297
Fluor Corp.                              2,811            444
Ford Motor Co. *                        68,208            605
Forest Laboratories, Inc. *             10,134            396
Fortune Brands, Inc.                     4,870            408
FPL Group, Inc.                         13,232            905
Franklin Resources, Inc.                 5,253            681
Freddie Mac                             20,804          1,087
Freeport-McMoRan Copper & Gold, Inc.    12,238          1,440
Gannett Co., Inc.                        7,482            317
Gap, Inc. (The)                         15,930            301
General Dynamics Corp.                  13,113          1,193
General Electric Co. (b)               328,417         13,518
General Mills, Inc.                     10,515            607
General Motors Corp.                    18,037            707
Genuine Parts Co.                        5,432            267

                                    Continued

EQUITY INDEX
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
Genworth Financial, Inc., Class A       14,185        $   387
Genzyme Corp. *                          8,380            637
Gilead Sciences, Inc. *                 29,772          1,375
Goldman Sachs Group, Inc. (The)         13,023          3,229
Goodrich Corp.                           3,990            278
Goodyear Tire & Rubber Co. (The) *       6,577            198
Google, Inc., Class A *                  7,408          5,237
H&R Block, Inc.                         10,295            224
Halliburton Co.                         28,477          1,123
Harley-Davidson, Inc.                    8,211            423
Harman International Industries, Inc.    2,077            175
Harrah's Entertainment, Inc.             5,952            525
Hartford Financial Services Group,
   Inc.                                 10,096            980
Hasbro, Inc.                             5,081            152
Hercules, Inc.                           3,717             70
Hershey Co. (The)                        5,465            236
Hess Corp.                               8,958            641
Hewlett-Packard Co.                     82,667          4,272
HJ Heinz Co.                            10,357            485
Home Depot, Inc.                        54,221          1,709
Honeywell International, Inc.           24,019          1,451
Hospira, Inc. *                          4,967            205
Hudson City Bancorp, Inc.               17,133            268
Humana, Inc. *                           5,357            401
Huntington Bancshares, Inc.             11,649            209
IAC/InterActiveCorp *                    6,165            182
Illinois Tool Works, Inc.               13,492            773
IMS Health, Inc.                         6,256            158
Ingersoll-Rand Co., Ltd., Class A        9,206            464
Integrys Energy Group, Inc.              2,413            130
Intel Corp.                            187,323          5,039
IntercontinentalExchange, Inc. *         2,222            396
International Business Machines
   Corp.                                43,551          5,057
International Flavors & Fragrances,
   Inc.                                  2,900            151
International Game Technology           10,599            462
International Paper Co.                 13,887            513
Interpublic Group of Cos., Inc *        14,949            155
Intuit, Inc. *                          10,921            351
ITT Corp.                                5,794            388
Jabil Circuit, Inc.                      6,720            146
Jacobs Engineering Group, Inc. *         3,843            335
Janus Capital Group, Inc.                5,105            176
JC Penney Co., Inc.                      7,173            403
JDS Uniphase Corp. *                     6,733            103
Johnson & Johnson                       92,736          6,044
Johnson Controls, Inc.                  19,317            845
Jones Apparel Group, Inc.                2,641             55
JPMorgan Chase & Co.                   108,426          5,096
Juniper Networks, Inc. *                16,512            594

                                    Continued



                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
KB Home                                  2,449        $    68
Kellogg Co.                              8,440            446
Keycorp                                 12,507            356
Kimberly-Clark Corp.                    13,601            964
King Pharmaceuticals, Inc. *             7,768             82
Kla-Tencor Corp.                         6,109            322
Kohl's Corp. *                          10,286            565
Kraft Foods, Inc., Class A              50,504          1,687
Kroger Co. (The)                        22,571            663
L-3 Communications Holdings, Inc.        3,983            437
Laboratory Corp. of America Holdings *   3,749            258
Legg Mason, Inc.                         4,193            348
Leggett & Platt, Inc.                    5,648            110
Lehman Brothers Holdings, Inc.          16,981          1,076
Lennar Corp., Class A                    4,439            101
Leucadia National Corp.                  5,179            262
Lexmark International, Inc.,
   Class A *                             3,015            127
Lincoln National Corp.                   8,633            538
Linear Technology Corp.                  7,188            237
Liz Claiborne, Inc.                      3,333             95
Lockheed Martin Corp.                   11,133          1,225
Loews Corp.                             14,211            698
Lowe's Cos., Inc                        47,343          1,273
LSI Corp. *                             22,026            145
Ltd Brands, Inc.                        10,141            223
M&T Bank Corp.                           2,416            240
Macy's, Inc.                            13,897            445
Manor Care, Inc.                         2,333            155
Marathon Oil Corp.                      21,869          1,293
Marriott International, Inc. (DE),
   Class A                              10,470            430
Marsh & McLennan Cos., Inc              17,707            458
Marshall & Ilsley Corp.                  8,637            369
Masco Corp.                             12,042            290
Mattel, Inc.                            12,540            262
MBIA, Inc.                               4,170            179
McCormick & Co., Inc. (MD)               4,151            145
McDonald's Corp.                        38,062          2,272
McGraw-Hill Cos., Inc. (The)            10,942            548
McKesson Corp.                           9,418            623
MeadWestvaco Corp.                       5,880            198
Medco Health Solutions, Inc. *           8,684            820
Medtronic, Inc.                         36,352          1,725
MEMC Electronic Materials, Inc. *        7,154            524
Merck & Co., Inc.                       69,722          4,062
Meredith Corp.                           1,242             77
Merrill Lynch & Co., Inc.               27,534          1,818
MetLife, Inc.                           23,895          1,645
MGIC Investment Corp.                    2,648             51
Microchip Technology, Inc.               6,981            232
Micron Technology, Inc. *               24,114            253

                                    Continued

EQUITY INDEX
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
Microsoft Corp.                        258,604        $ 9,519
Millipore Corp. *                        1,721            134
Molex, Inc.                              4,528            129
Molson Coors Brewing Co., Class B        4,382            251
Monsanto Co.                            17,546          1,713
Monster Worldwide, Inc. *                4,163            169
Moody's Corp.                            6,971            305
Morgan Stanley                          33,867          2,278
Motorola, Inc.                          73,793          1,387
Murphy Oil Corp.                         5,998            442
Mylan Laboratories, Inc.                 7,920            119
Nabors Industries, Ltd. *                8,975            252
National City Corp.                     20,268            491
National Oilwell Varco, Inc. *          11,572            848
National Semiconductor Corp.             7,785            196
Network Appliance, Inc. *               11,187            352
New York Times Co. (The), Class A        4,588             90
Newell Rubbermaid, Inc.                  8,892            259
Newmont Mining Corp.                    14,382            731
News Corp., Class A                     74,258          1,609
Nicor, Inc.                              1,435             62
Nike, Inc., Class B                     12,423            823
NiSource, Inc.                           8,738            179
Noble Corp.                              8,546            452
Noble Energy, Inc.                       5,485            420
Nordstrom, Inc.                          6,359            251
Norfolk Southern Corp.                  12,536            647
Northern Trust Corp.                     6,279            472
Northrop Grumman Corp.                  11,003            920
Novell, Inc. *                          11,104             84
Novellus Systems, Inc. *                 4,029            114
Nucor Corp.                              9,245            573
Nvidia Corp. *                          17,859            632
NYSE Euronext                            8,461            794
Occidental Petroleum Corp.              26,583          1,836
Office Depot, Inc. *                     8,815            165
OfficeMax, Inc.                          2,402             76
Omnicom Group, Inc.                     10,546            538
Oracle Corp. *                         126,201          2,798
Paccar, Inc.                            11,875            660
Pactiv Corp. *                           4,157            114
Pall Corp.                               3,909            157
Parker Hannifin Corp.                    5,540            445
Patterson Cos., Inc. *                   4,436            173
Paychex, Inc.                           10,837            453
Peabody Energy Corp.                     8,448            471
Pepsi Bottling Group, Inc.               4,659            201
PepsiCo, Inc.                           51,690          3,811
PerkinElmer, Inc.                        3,818            105
Pfizer, Inc.                           221,939          5,462
PG&E Corp.                              11,569            566
Pinnacle West Capital Corp.              3,196            129

                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
Pitney Bowes, Inc.                       7,003        $   280
PNC Financial Services Group, Inc.      10,997            794
Polo Ralph Lauren Corp.                  1,954            134
PPG Industries, Inc.                     5,234            391
PPL Corp.                               12,277            635
Praxair, Inc.                           10,161            869
Precision Castparts Corp.                4,387            657
Principal Financial Group, Inc.          8,538            578
Procter & Gamble Co.                   100,014          6,953
Progress Energy, Inc.                    8,468            406
Progressive Corp. (The)                 23,472            434
Prudential Financial, Inc.              14,714          1,423
Public Service Enterprise Group, Inc.    8,255            789
Pulte Homes, Inc.                        6,773            100
QLogic Corp. *                           5,071             79
Qualcomm, Inc.                          53,727          2,296
Quest Diagnostics, Inc.                  5,037            268
Questar Corp.                            5,497            314
Qwest Communications International,
   Inc. *                               51,469            370
RadioShack Corp.                         4,322             89
Raytheon Co.                            14,151            900
Regions Financial Corp.                 22,467            609
Reynolds American, Inc.                  5,455            351
Robert Half International, Inc.          5,300            159
Rockwell Automation, Inc.                5,029            346
Rockwell Collins, Inc.                   5,335            399
Rohm & Haas Co.                          4,538            235
Rowan Cos., Inc.                         3,527            137
RR Donnelley & Sons Co.                  7,017            283
Ryder System, Inc.                       1,950             93
Safeco Corp.                             3,385            196
Safeway, Inc.                           14,079            479
SanDisk Corp. *                          7,276            323
Sara Lee Corp.                          23,420            387
Schering-Plough Corp.                   51,899          1,584
Schlumberger, Ltd.                      38,174          3,686
Sealed Air Corp.                         5,151            128
Sears Holdings Corp. *                   2,421            326
Sempra Energy                            8,411            517
Sherwin-Williams Co. (The)               3,490            223
Sigma-Aldrich Corp.                      4,187            216
SLM Corp.                               13,116            619
Smith International, Inc.                6,391            422
Snap-On, Inc.                            1,848             92
Southern Co.                            24,434            896
Southwest Airlines Co.                  23,756            338
Sovereign Bancorp, Inc.                 11,513            166
Spectra Energy Corp.                    20,144            523
Sprint Nextel Corp.                     91,298          1,561
St Jude Medical, Inc. *                 10,786            439
Stanley Works (The)                      2,658            153

                                    Continued

EQUITY INDEX
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
-----------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
Staples, Inc.                           22,802        $   532
Starbucks Corp. *                       23,617            630
Starwood Hotels & Resorts
   Worldwide, Inc.                       6,858            390
State Street Corp.                      12,403            989
Stryker Corp.                            7,613            541
Sun Microsystems, Inc. *               113,824            650
Sunoco, Inc.                             3,872            285
SunTrust Banks, Inc.                    11,150            809
SUPERVALU, Inc.                          6,625            257
Symantec Corp. *                        28,726            539
Synovus Financial Corp.                 10,425            275
SYSCO Corp.                             19,701            676
T Rowe Price Group, Inc.                 8,468            544
Target Corp.                            27,147          1,666
TECO Energy, Inc.                        6,682            112
Tektronix, Inc.                          2,605             99
Tellabs, Inc. *                         13,957            123
Temple-Inland, Inc.                      3,374            181
Tenet Healthcare Corp. *                15,080             53
Teradata Corp. *                         5,735            164
Teradyne, Inc. *                         6,048             75
Terex Corp. *                            3,287            244
Tesoro Corp.                             4,386            265
Texas Instruments, Inc.                 45,709          1,490
Textron, Inc.                            7,998            554
Thermo Fisher Scientific, Inc. *        13,751            809
Tiffany & Co.                            4,359            236
Time Warner, Inc.                      119,653          2,185
Titanium Metals Corp. *                  2,807             99
TJX Cos., Inc.                          13,937            403
Torchmark Corp.                          3,045            198
Transocean, Inc. *                       9,340          1,115
Travelers Cos., Inc. (The)              21,169          1,105
Tribune Co.                              2,694             82
Tyco Electronics, Ltd.                  15,800            564
Tyco International, Ltd.                15,800            650
Tyson Foods, Inc., Class A               8,977            142
Union Pacific Corp.                      8,632          1,105
Unisys Corp. *                          11,087             67
United Parcel Service, Inc., Class B    33,764          2,536
United States Steel Corp.                3,772            407
United Technologies Corp.               31,704          2,428
UnitedHealth Group, Inc.                42,378          2,083
Unum Group                              11,636            272
US Bancorp                              55,433          1,838
UST, Inc.                                5,106            272
Valero Energy Corp.                     17,748          1,250
Varian Medical Systems, Inc. *           4,064            198
VeriSign, Inc. *                         7,815            266
Verizon Communications, Inc.            93,087          4,289
VF Corp.                                 2,840            247

                                    Continued



                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
Viacom, Inc., Class B *                 21,970        $   907
Vulcan Materials Co.                     3,038            260
Wachovia Corp.                          61,000          2,790
Walgreen Co.                            31,908          1,265
Wal-Mart Stores, Inc.                   76,892          3,476
Walt Disney Co. (The)                   62,168          2,153
Washington Mutual, Inc.                 27,876            777
Waste Management, Inc.                  16,496            600
Waters Corp. *                           3,217            248
Watson Pharmaceuticals, Inc. *           3,269            100
Weatherford International, Ltd. *       10,754            698
WellPoint, Inc. *                       19,340          1,532
Wells Fargo & Co.                      107,113          3,643
Wendy's International, Inc.              2,782             97
Western Union Co. (The)                 24,633            543
Weyerhaeuser Co.                         6,884            523
Whirlpool Corp.                          2,516            199
Whole Foods Market, Inc.                 4,507            223
Williams Cos., Inc.                     19,092            697
Windstream Corp.                        15,199            204
WM Wrigley Jr Co.                        6,874            424
WW Grainger, Inc.                        2,264            204
Wyeth                                   43,268          2,104
Wyndham Worldwide Corp.                  5,812            191
Xcel Energy, Inc.                       13,821            312
Xerox Corp. *                           29,884            521
Xilinx, Inc.                             9,497            232
XL Capital, Ltd., Class A                5,928            427
XTO Energy, Inc.                        12,499            830
Yahoo!, Inc. *                          43,261          1,345
Yum! Brands, Inc.                       16,700            672
Zimmer Holdings, Inc. *                  7,549            525
Zions Bancorporation                     3,507            207
                                                  ------------

TOTAL COMMON STOCKS                                   432,125
                                                  ------------

REAL ESTATE INVESTMENT TRUSTS (1.0%)
Apartment Investment & Management
   Co., Class A                          3,097            145
AvalonBay Communities, Inc.              2,539            311
Boston Properties, Inc.                  3,794            411
Developers Diversified Realty Corp.      3,984            201
Equity Residential                       8,855            370
General Growth Properties, Inc.          7,815            425
Host Hotels & Resorts, Inc.             16,644            369
Kimco Realty Corp.                       8,113            337
Plum Creek Timber Co., Inc.              5,635            252
Prologis                                 8,181            587
Public Storage                           4,134            335
Simon Property Group, Inc.               7,122            741
Vornado Realty Trust                     4,325            483

TOTAL REAL ESTATE INVESTMENT TRUSTS                     4,967
                                                  ------------
                                    Continued

EQUITY INDEX
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

INVESTMENTS IN AFFILIATES  (1.7%)
Fifth Third Bancorp                     17,051      $     533
Fifth Third Institutional Money
   Market Fund (a)                   6,806,076          6,806
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                         7,339
                                                  ------------

TOTAL INVESTMENTS (COST $169,911) - 100.9%            444,431

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%         (4,172)
                                                  ------------

NET ASSETS - 100.0%                                  $440,259
                                                  ============



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

(b) Part of this security has been deposited as initial margin on open futures contracts.

      See notes to schedules of portfolio investments.

BALANCED
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (66.5%)
Abbott Laboratories                     10,000          $ 546
Alberto-Culver Co.                      24,000            624
Alliant Techsystems, Inc. *              5,500            607
Allstate Corp. (The)                    11,000            576
Ameriprise Financial, Inc.              12,000            756
Anixter International, Inc. *            8,000            575
Apache Corp.                             6,700            696
Apple, Inc. *                            3,700            703
Associated Banc-Corp.                   22,000            635
AT&T, Inc.                              16,000            669
Baxter International, Inc.              13,000            780
Boeing Co.                               7,000            690
BorgWarner, Inc.                         6,000            634
Cameron International Corp. *            5,500            535
Chevron Corp.                            7,000            641
Cisco Systems, Inc. *                   25,000            826
CME Group, Inc.                            850            566
ConocoPhillips                           6,000            510
Deere & Co.                              4,000            620
Devon Energy Corp.                       8,000            747
Ecolab, Inc.                             9,800            462
EMC Corp. *                             25,000            635
General Electric Co.                    13,000            535
Google, Inc., Class A *                    900            636
Hormel Foods Corp.                      14,000            511
IDEX Corp.                              17,000            602
Illinois Tool Works, Inc.               10,000            573
Intel Corp.                             30,000            807
ITT Educational Services, Inc. *         3,900            496
Johnson & Johnson                        9,500            619
Johnson Controls, Inc.                  18,900            826
Kellogg Co.                             13,000            686
Kroger Co. (The)                        25,000            735
Manitowoc Co., Inc. (The)               10,000            493
Marshall & Ilsley Corp.                 15,000            640
McDonald's Corp.                        14,000            836
Medtronic, Inc.                          9,500            451
Merck & Co., Inc.                       13,000            757
Mettler Toledo International, Inc. *     5,200            553
Microsoft Corp.                         21,000            773
Monsanto Co.                             7,000            683
Mosaic Co. (The) *                       9,000            628
NCR Corp. *                             13,000            359
Northern Trust Corp.                    12,000            902
Oracle Corp. *                          34,000            754
PepsiCo, Inc.                            9,000            663
Principal Financial Group, Inc.          7,000            474
Procter & Gamble Co.                    13,000            904
Rockwell Collins, Inc.                   7,400            554
Schlumberger, Ltd.                       5,800            560
State Street Corp.                       6,000            479
Stericycle, Inc. *                      10,000            583
Target Corp.                            10,000            614

                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
Teradata Corp. *                        10,000       $    285
Texas Instruments, Inc.                 16,000            522
Toro Co.                                10,000            557
Ulta Salon Cosmetics & Fragrance,
   Inc. *                                  905             31
US Bancorp                              21,000            696
Wisconsin Energy Corp.                  14,000            670
WMS Industries, Inc. *                  19,500            676
WW Grainger, Inc.                        4,300            387
Xcel Energy, Inc.                       25,000            564
                                                  ------------

TOTAL COMMON STOCKS                                    38,107
                                                  ------------

                                    PRINCIPAL
                                      AMOUNT
                                    -----------
ASSET-BACKED SECURITIES (1.2%)
Aerco, Ltd., Series 2A, Class A3,
   5.55%, 7/15/25  (a) (b)              $   91             76
GMAC Mortgage Corp. Loan Trust,
   Series 2004-HE5, Class A4, 4.34%,
   9/25/34 (a)                             385            381
Green Tree Financial Corp., Series
   1995-4, Class M1, 7.60%, 6/15/25 (a)    249            256
                                                  ------------

TOTAL ASSET-BACKED SECURITIES                             713
                                                  ------------

CORPORATE BONDS (0.8%)
Bank One Capital III, 8.75%, 9/1/30        175            213
COX Communications, Inc., 5.50%,
   10/1/15                                  75             73
Sprint Capital Corp., 8.75%, 3/15/32        65             74
Time Warner, Inc., 7.70%, 5/1/32            75             84
                                                  ------------

TOTAL CORPORATE BONDS                                     444
                                                  ------------

FOREIGN BONDS (1.1%)
France Telecom SA, 8.50%, 3/1/31           200            262
Gazprom International SA, 7.20%,
   2/1/20 (b)                               91             93
TransCanada Pipelines, Ltd., 5.60%,
   3/31/34                                 195            181
Vodafone Group PLC, 5.75%, 3/15/16          75             75
                                                  ------------

TOTAL FOREIGN BONDS                                       611
                                                  ------------

MORTGAGE-BACKED SECURITIES (21.6%)
American Home Mortgage Investment
   Trust, Series 2005-2, Class 5A4D,
   5.33%, 9/25/35                        1,500          1,374
Banc of America Funding Corp.,
   Series 2006-G, Class 3A2, 5.75%,
   7/20/36 (a)                           1,585          1,606

                                    Continued

BALANCED
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------

                                    PRINCIPAL
                                      AMOUNT         VALUE
                                    -----------   ------------

MORTGAGE-BACKED SECURITIES, CONTINUED
Bear Stearns Adjustable Rate
   Mortgage Trust, Series 2005-12,
   Class 13A1, 5.45%, 2/25/36 (a)      $   856       $    847
Bear Stearns Alt-A Trust, Series
   2005-9, Class 21A2, 5.77%,
   11/25/35 (a)                            335            340
Bear Stearns Commercial Mortgage
   Securities, Series 2000-WF2, Class
   A1, 7.11%, 10/15/32 (a)                 113            114
Bear Stearns Commercial Mortgage
   Securities, Series 2004-T14, Class
   A4, 5.20%, 1/12/41 (a)                  700            689
Chase Mortgage Finance Corp.,
   Series 2003-S13, Class A16, 5.00%,
   11/25/33                              1,422          1,359
Chase Mortgage Finance Corp.,
   Series 2005-A1, Class 2A2, 5.24%,
   12/25/35  (a) (e)                     1,491          1,486
Chaseflex Trust, Series 2006-1,
   Class A2A, 5.94%, 6/25/36 (a)           400            405
Countrywide Alternative Loan Trust,
   Series 2005-J3, Class 3A1, 6.50%,
   9/25/34                                 209            212
Countrywide Alternative Loan Trust,
   Series 2005-74T1, Class A1, 6.00%,
   1/25/36                                 344            340
Crown Castle Towers LLC, Series
   2006-1A, Class E, 6.07%, 11/15/36
   (b) (d)                                 650            633
Indymac Index Mortgage Loan Trust,
   Series 2005-AR9, Class 1A1, 5.43%,
   7/25/35 (a)                             215            219
JP Morgan Mortgage Trust, Series
   2005-A1, Class 2A1, 4.84%,
   2/25/35 (a)                             340            337
Morgan Stanley Capital I, Series
   2004-IQ8, Class A5, 5.11%,
   6/15/40 (a)                             800            781
Morgan Stanley Dean Witter Capital
   I, Series 2003-TOP9, Class A2,
   4.74%, 11/13/36                         700            680
Morgan Stanley Mortgage Loan Trust,
   Series 2004-4, Class 3A, 5.00%,
   8/25/19                                 641            628
WaMu Mortgage Pass Through
   Certificates, Series 2004-AR3,
   Class A2, 4.24%, 6/25/34 (a)            332            328
                                                  ------------

TOTAL MORTGAGE-BACKED SECURITIES                       12,378
                                                  ------------

U.S. GOVERNMENT AGENCIES (8.9%)
FANNIE MAE (5.4%)
5.50%, 2/1/25                              198            197

                                    Continued



                                    PRINCIPAL
                                      AMOUNT         VALUE
                                    -----------   ------------

U.S. GOVERNMENT AGENCIES, CONTINUED
5.00%, 5/1/25                         $    371       $    360
7.50%, 6/1/27                               23             25
7.00%, 6/1/32                               10             10
7.00%, 8/1/32                               30             31
6.00%, 8/25/33 (a)                         373            370
7.00%, 9/1/34                                5              5
5.00%, 10/1/35                             157            151
6.00%, 10/1/35                             275            277
5.50%, 11/1/35                              93             92
5.50%, 2/1/36                              280            276
5.50%, 11/1/36                             143            141
5.50%, 1/1/37                              453            447
5.50%, 4/25/37                             243            225
5.50%, 11/1/37, TBA                        500            493
                                                  ------------
                                                        3,100
                                                  ------------

FREDDIE MAC (3.0%)
7.50%, 7/1/27                                8              9
7.50%, 8/1/27                               45             48
7.50%, 11/1/27                              30             32
7.50%, 12/1/27                              43             45
6.50%, 11/1/31                             444            458
7.00%, 1/1/32                                6              6
4.50%, 6/1/34                              162            151
5.00%, 8/1/35                               67             65
5.00%, 11/1/35                              64             61
5.50%, 3/15/35                             235            230
6.00%, 12/1/35                             256            258
5.00%, 7/1/36                              405            389
                                                  ------------
                                                        1,752
                                                  ------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (0.5%)
6.50%, 4/15/32                             120            124
7.00%, 7/20/32                              57             60
0.91%, 4/16/46, IO (a)                   3,409            108
                                                  ------------
                                                          292
                                                  ------------

TOTAL U.S. GOVERNMENT AGENCIES                          5,144
                                                  ------------

                                      SHARES
                                    -----------
INVESTMENTS IN AFFILIATES (C) (1.4%)
Fifth Third Institutional Money
   Market Fund                         791,459            791
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                           791
                                                  ------------

TOTAL INVESTMENTS (COST $51,090) - 101.5%            $ 58,188

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%           (883)
                                                  ------------

NET ASSETS - 100.0%                                  $ 57,305
                                                  ============

                                    Continued

BALANCED
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------




NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

*    Non-income producing security.

#    Amount is less than $500.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2007.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund.

(d) The Fund's securities were fair valued at October 31, (2007) using procedures approved by the Board of Trustees.

(e) All or part of this security has been deposited as collateral for TBA securities.

The following abbreviations are used in the Schedule of Portfolio Investments:
IO - Interest Only
TBA - To Be Announced

                See notes to schedules of portfolio investments.

MICRO CAP VALUE
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (92.0%)
Abigail Adams National Bancorp          12,810          $ 159
ABX Air, Inc. *                        117,990            746
Aceto Corp.                             77,740            683
ActivIdentity Corp. *                  118,320            550
Agilysys, Inc.                          43,040            745
AmCOMP, Inc. *                          34,130            339
American Bancorp of New Jersey          54,010            567
American Dental Partners, Inc. *        36,500            905
AmericanWest Bancorp                    30,180            583
Amerisafe, Inc. *                       27,650            447
Audiovox Corp., Class A *               30,160            362
B of I Holding, Inc. *                  63,250            443
B&G Foods, Inc., Class A                46,767            559
Bank of Florida Corp. *                 30,290            416
Barrett Business Services, Inc.         31,590            537
Benihana, Inc. *                         9,310            164
Benihana, Inc., Class A *               21,500            380
Benjamin Franklin Bancorp, Inc.         32,980            480
Berkshire Hills Bancorp, Inc.           26,490            738
Bluegreen Corp. *                       90,000            678
Bronco Drilling Co., Inc. *             48,490            659
Callon Petroleum Co. *                  58,960            860
CBIZ, Inc. *                            70,800            637
Center Bancorp, Inc.                    45,577            522
Charlotte Russe Holdings, Inc. *        32,450            470
Chesapeake Utilities Corp.              19,190            680
Ciber, Inc. *                           86,320            672
Citizens Community Bancorp, Inc.        31,870            306
Crawford & Co., Class B *               89,190            597
Cross Country Healthcare, Inc. *        46,350            728
CTS Corp.                               32,350            400
D&E Communications, Inc.                32,850            491
Datascope Corp.                         16,750            605
Digimarc Corp. *                        33,280            300
Dot Hill Systems Corp. *               184,390            555
Ducommun, Inc. *                        25,150            999
Edge Petroleum Corp. *                  84,920            771
Emergent Biosolutions, Inc. *           48,780            492
Epic Bancorp                            18,240            219
First Clover Leaf Financial Corp.       33,520            362
First Merchants Corp.                   29,160            643
First State Bancorporation              34,670            588
Flanders Corp. *                       118,500            582
Fpic Insurance Group, Inc. *            10,540            440
Frisch's Restaurants, Inc.              11,170            337
Gladstone Capital Corp.                 38,260            720
GSI Group, Inc. *                       65,230            613
Hartmarx Corp. *                       182,780            941
HealthTronics, Inc. *                  112,440            535
Hooper Holmes, Inc. *                  188,130            418
ICT Group, Inc. *                       44,210            483
Inventure Group, Inc. (The) *          146,180            342

                                    Continued

                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
Irwin Financial Corp.                   57,940          $ 559
IXYS Corp. *                            79,680            841
KNBT Bancorp, Inc.                      43,830            751
La-Z-Boy, Inc.                          36,320            287
Lithia Motors, Inc., Class A            15,021            255
LMI Aerospace, Inc. *                   37,990          1,019
MainSource Financial Group, Inc.        42,530            715
Marten Transport, Ltd. *                34,980            497
Medical Action Industries, Inc. *       22,140            455
Microtek Medical Holdings, Inc. *      195,080          1,221
Monro Muffler, Inc.                     39,346            896
Monterey Gourmet Foods, Inc. *          87,800            334
MTC Technologies, Inc. *                30,630            560
MVC Capital, Inc.                       16,440            280
Nanometrics, Inc. *                     34,940            384
National Atlantic Holdings Corp. *      34,350            314
National Dentex Corp. *                 43,671            760
Ness Technologies, Inc. *               69,510            813
NGP Capital Resources Co.               47,410            759
NN, Inc.                                72,060            769
North Pointe Holdings Corp. *           32,549            360
Northrim BanCorp, Inc.                  19,114            434
Northwest Pipe Co. *                     6,500            240
OSI Systems, Inc. *                     28,900            723
Overhill Farms, Inc. *                 141,820            491
PAR Technology Corp. *                  85,340            731
Powell Industries, Inc. *                6,460            272
Procentury Corp.                        37,940            564
Quaker Chemical Corp.                   30,160            651
Radyne Corp. *                          85,300            879
Renasant Corp.                          31,730            738
Res-Care, Inc. *                        34,410            845
Rudolph Technologies, Inc. *            45,750            596
Rurban Financial Corp.                  15,332            194
Sanders Morris Harris Group, Inc.       70,280            639
Schawk, Inc.                            39,290            893
Schweitzer-Mauduit International, Inc.  31,310            877
SeaBright Insurance Holdings, Inc. *    35,480            592
Secure Computing Corp. *                97,840            969
Semitool, Inc. *                        99,660            925
Simmons First National Corp.,
   Class A                              27,600            746
Southcoast Financial Corp. *            16,698            251
Standard Register Co. (The)             51,430            660
Steak N Shake Co. (The) *               26,470            401
Stealthgas, Inc.                        61,730          1,120
Stein Mart, Inc.                        50,650            333
Stepan Co.                              30,250          1,048
Symmetricom, Inc. *                    141,540            671
Tasty Baking Co.                        38,530            391
Trico Marine Services, Inc. *           16,810            545
Trimas Corp. *                          23,760            380

                                    Continued

MICRO CAP VALUE
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
------------------------------------------------------------------


                                      SHARES           VALUE
                                    -----------   ----------------

COMMON STOCKS, CONTINUED
TTM Technologies, Inc. *                70,940              $ 910
Tuesday Morning Corp.                   33,330                254
Ultratech, Inc. *                       39,210                454
United Western Bancorp, Inc.            26,800                576
Vignette Corp. *                        35,210                607
Warwick Valley Telephone Co.            25,740                328
Washington Trust Bancorp, Inc.          25,810                643
White Electronic Designs Corp. *       101,780                550
Zygo Corp. *                            47,390                557
                                                  ----------------

TOTAL COMMON STOCKS                                        64,955
                                                  ----------------

REAL ESTATE INVESTMENT TRUSTS (3.0%)
Hersha Hospitality Trust                95,130              1,028
MHI Hospitality Corp.                   48,950                480
Monmouth, Class A                       69,850                578
                                                  ----------------

TOTAL REAL ESTATE INVESTMENT TRUSTS                         2,086
                                                  ----------------

INVESTMENTS IN AFFILIATES (A) (4.6%)
Fifth Third Institutional Money
   Market Fund                       3,269,499              3,269
                                                  ----------------

TOTAL INVESTMENTS IN AFFILIATES                             3,269
                                                  ----------------

TOTAL INVESTMENTS (COST $66,397) - 99.6%                   70,310

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                  270
                                                  ----------------

NET ASSETS - 100.0%                                      $ 70,580
                                                  ================



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

                See notes to schedules of portfolio investments.

SMALL CAP VALUE
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (95.1%)
ADC Telecommunications, Inc. *          96,125      $   1,797
Agilysys, Inc.                          97,450          1,686
Albany International Corp., Class A     51,300          1,924
Alexander & Baldwin, Inc.               23,175          1,214
Anixter International, Inc. *           14,075          1,011
Biovail Corp.                           91,250          1,826
Bluegreen Corp. *                      137,850          1,038
Cabot Microelectronics Corp. *          43,050          1,708
Casey's General Stores, Inc.            89,200          2,542
Coeur d'Alene Mines Corp. *            463,575          1,831
Community Bank System, Inc.             89,425          1,870
CTS Corp.                               99,000          1,223
EDO Corp.                               49,100          2,848
Endurance Specialty Holdings, Ltd.      47,450          1,860
EnerSys *                              136,325          2,470
EnPro Industries, Inc. *                61,525          2,523
Extreme Networks *                     462,900          2,027
Ferro Corp.                            112,000          2,321
Gladstone Capital Corp.                 52,500            989
Group 1 Automotive, Inc.                32,350          1,004
Headwaters, Inc. *                      74,800          1,073
Hooper Holmes, Inc. *                  315,950            701
ICT Group, Inc. *                       72,875            796
Iowa Telecommunications Services,
   Inc.                                124,950          2,464
Irwin Financial Corp.                  130,600          1,259
Jo-Ann Stores, Inc. *                   41,675            803
Kellwood Co.                            53,450            886
Kindred Healthcare, Inc. *              71,750          1,524
La-Z-Boy, Inc.                         159,925          1,262
MainSource Financial Group, Inc.        82,612          1,389
Marten Transport, Ltd. *                92,075          1,309
Massey Energy Co.                       77,325          2,450
MasTec, Inc. *                         110,547          1,745
Molina Healthcare, Inc. *               44,050          1,679
NewAlliance Bancshares, Inc.           133,200          1,863
Oil States International, Inc. *        42,675          1,843
Old National Bancorp                   105,950          1,770
Orthofix International NV *             38,050          2,051
Overseas Shipholding Group              19,950          1,484
Par Pharmaceutical Cos., Inc. *         34,975            645
PepsiAmericas, Inc.                     46,575          1,664
Performance Food Group Co. *            53,450          1,443
Platinum Underwriters Holdings, Ltd.    74,475          2,681
PolyOne Corp. *                        194,800          1,556
Quebecor World, Inc. *                  64,600            629
Renasant Corp.                          54,375          1,264
Rosetta Resources, Inc. *               75,118          1,427
Schawk, Inc.                            97,800          2,222
Schnitzer Steel Industries, Inc.,
   Class A                              21,775          1,439
Schweitzer-Mauduit International,
   Inc.                                 93,600          2,623

                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
Semitool, Inc. *                       142,200      $   1,320
South Jersey Industries, Inc.           45,225          1,699
Steak N Shake Co. (The) *              106,150          1,608
Stein Mart, Inc.                       127,175            836
Stewart Enterprises, Inc., Class A     225,275          2,043
Sybase, Inc. *                          62,600          1,790
Trinity Industries, Inc.                48,775          1,763
Tronox, Inc., Class A                  137,100          1,167
Tsakos Energy Navigation, Ltd.          21,425          1,491
Tuesday Morning Corp.                   83,250            634
UMB Financial Corp.                     48,275          2,028
United Bankshares, Inc.                 68,756          2,083
United Online, Inc.                    103,925          1,829
United Rentals, Inc. *                  34,475          1,179
Vectren Corp.                           93,450          2,620
Werner Enterprises, Inc.                72,075          1,371
Westar Energy, Inc.                     72,150          1,921
                                                  ------------

TOTAL COMMON STOCKS                                   109,038
                                                  ------------

REAL ESTATE INVESTMENT TRUSTS (3.1%)
Ashford Hospitality Trust, Inc.        215,975          2,125
U-Store-It Trust                       110,150          1,421
                                                  ------------

TOTAL REAL ESTATE INVESTMENT TRUSTS                     3,546
                                                  ------------

INVESTMENTS IN AFFILIATES (A) (1.7%)
Fifth Third Institutional Money
   Market Fund                       1,934,690          1,935
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                         1,935
                                                  ------------

TOTAL INVESTMENTS (COST $104,941) - 99.9%             114,519

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%              137
                                                  ------------

NET ASSETS - 100.0%                                  $114,656
                                                  ============



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


                See notes to schedules of portfolio investments.

MULTI CAP VALUE
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (97.5%)
3M Co.                                  50,102        $ 4,327
AAR Corp. *                             27,000            865
Abbott Laboratories                     83,484          4,560
Alcoa, Inc.                            100,200          3,967
Allstate Corp. (The)                    59,387          3,112
Alltel Corp.                            33,387          2,376
American Electric Power Co., Inc.       66,818          3,221
American International Group, Inc.     116,871          7,377
Anadarko Petroleum Corp.                98,207          5,796
Applied Materials, Inc.                200,405          3,892
AT&T, Inc.                             100,200          4,187
Autoliv, Inc.                           20,049          1,267
Avnet, Inc. *                           16,592            692
Bank of America Corp.                  167,586          8,091
Bank of New York Mellon Corp. (The)    173,291          8,465
Bob Evans Farms, Inc.                   56,484          1,592
Cabot Microelectronics Corp. *          64,064          2,542
Caterpillar, Inc.                       46,763          3,489
Charles Schwab Corp. (The)              89,252          2,074
Chevron Corp.                           66,818          6,115
Cigna Corp.                             66,299          3,480
Citigroup, Inc.                        158,805          6,654
Coca-Cola Enterprises, Inc.             90,170          2,327
Coherent, Inc. *                        33,102          1,086
Comerica, Inc.                          53,436          2,494
Computer Sciences Corp. *               32,044          1,871
ConAgra Foods, Inc.                    123,587          2,933
ConocoPhillips                          90,155          7,660
CSX Corp.                               19,715            883
Discover Financial Services             66,000          1,274
Dover Corp.                             26,715          1,229
Dow Chemical Co. (The)                  80,151          3,610
Duke Energy Corp.                       73,485          1,409
Edge Petroleum Corp. *                  40,000            363
Edison International                    50,102          2,913
E.I. du Pont de Nemours & Co.           80,151          3,968
Exxon Mobil Corp.                      103,538          9,524
FPL Group, Inc.                         33,387          2,284
General Dynamics Corp.                  40,098          3,647
General Electric Co.                   157,543          6,485
Goldman Sachs Group, Inc. (The)         33,549          8,318
Harris Corp.                            30,053          1,820
Hartford Financial Services Group, Inc. 65,931          6,397
Hartmarx Corp. *                        15,000             77
Hewlett-Packard Co.                     40,098          2,072
HJ Heinz Co.                            36,720          1,718
Home Depot, Inc.                       109,954          3,465
Honeywell International, Inc.           80,151          4,842
Horace Mann Educators Corp.             50,510          1,045
ICT Group, Inc. *                       56,250            614
Intel Corp.                            187,076          5,032
International Business Machines Corp.   42,100          4,889

                                    Continued

                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
International Rectifier Corp. *         77,500        $ 2,587
Jakks Pacific, Inc. *                   53,818          1,426
Johnson & Johnson                       50,102          3,265
Jones Apparel Group, Inc.               83,484          1,748
Joy Global, Inc.                        27,000          1,568
JPMorgan Chase & Co.                   191,973          9,023
Keycorp                                 66,818          1,901
Kraft Foods, Inc., Class A              83,484          2,789
Laboratory Corp. of America Holdings *  30,053          2,066
Lincare Holdings, Inc. *                20,049            697
Lubrizol Corp.                          53,128          3,606
Manpower, Inc.                          26,715          1,997
Marathon Oil Corp.                     146,970          8,690
Mattel, Inc.                            72,000          1,504
McDonald's Corp.                        80,151          4,785
MetLife, Inc.                           60,102          4,138
Molson Coors Brewing Co., Class B       73,440          4,203
Nabors Industries, Ltd. *              128,815          3,617
National City Corp.                    205,586          4,985
Natuzzi SpA ADR *                       14,897             97
New York Community Bancorp, Inc.       133,586          2,486
New York Times Co. (The), Class A      133,605          2,613
NiSource, Inc.                          60,102          1,229
Old National Bancorp                    17,000            284
Omnicare, Inc.                          25,050            739
Pall Corp.                              76,834          3,079
Pepco Holdings, Inc.                    93,534          2,665
Pfizer, Inc.                           233,791          5,754
Piper Jaffray Cos. *                    13,383            688
Pitney Bowes, Inc.                      30,716          1,230
Safeway, Inc.                          116,871          3,974
SanDisk Corp. *                         59,600          2,646
Schering-Plough Corp.                  123,587          3,772
Seagate Technology                      65,000          1,810
Snap-On, Inc.                           30,049          1,500
Spectra Energy Corp.                    36,720            954
Sprint Nextel Corp.                    100,200          1,713
Standard Register Co. (The)            146,376          1,878
Stanley Works (The)                     50,102          2,883
SunTrust Banks, Inc.                    40,098          2,911
Supervalu, Inc.                        100,200          3,883
Symmetricom, Inc. *                    269,564          1,278
TD Ameritrade Holding Corp. *           66,818          1,279
Tidewater, Inc.                         46,769          2,557
Time Warner, Inc.                      100,000          1,826
Tupperware Brands Corp.                 83,805          3,025
Tyson Foods, Inc., Class A             200,405          3,166
Union Pacific Corp.                     13,049          1,671
United Bankshares, Inc.                 16,000            485
United Technologies Corp.               33,387          2,557
US Bancorp                             100,200          3,323
UST, Inc.                               16,716            891

                                    Continued

MULTI CAP VALUE
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
-------------------------------------------------------------------


                                      SHARES           VALUE
                                    -----------   -----------------

COMMON STOCKS, CONTINUED
Verizon Communications, Inc.           200,405             $ 9,233
Vishay Intertechnology, Inc. *          66,818                 841
Windstream Corp.                        87,980               1,183
Wyeth                                   26,715               1,299
YRC Worldwide, Inc. *                   66,527               1,635
                                                  -----------------

TOTAL COMMON STOCKS                                        334,022
                                                  -----------------

INVESTMENTS IN AFFILIATES * (A) (2.4%)
Fifth Third Institutional Money
   Market Fund                       8,243,578               8,244
                                                  -----------------

TOTAL INVESTMENTS IN AFFILIATES                              8,244
                                                  -----------------

TOTAL INVESTMENTS (COST $256,160) - 99.9%                  342,266

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                   176
                                                  -----------------

NET ASSETS - 100.0%                                      $ 342,442
                                                  =================



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS * Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

The following abbreviation is used in the Schedule of Portfolio Investments:
ADR - American Depositary Receipt

         See notes to schedules of portfolio investments.

DISCIPLINED LARGE CAP VALUE
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (97.6%)
3M Co.                                 104,347      $   9,011
Abbott Laboratories                    156,521          8,549
Alcoa, Inc.                            250,433          9,915
Allstate Corp. (The)                   198,259         10,389
Altria Group, Inc.                     207,496         15,133
American International Group, Inc.     273,894         17,288
Amgen, Inc. *                          124,497          7,235
Anheuser-Busch Cos., Inc.              166,955          8,561
Apache Corp.                           124,497         12,924
Applied Materials, Inc.                459,127          8,916
AT&T, Inc.                             767,734         32,084
Bank of America Corp.                  591,363         28,551
Bank of New York Mellon Corp. (The)    337,388         16,481
Black & Decker Corp.                    62,608          5,629
Carnival Corp.                         125,216          6,008
Caterpillar, Inc.                       83,478          6,228
Chevron Corp.                          248,995         22,786
Citigroup, Inc.                        300,869         12,606
Computer Sciences Corp. *               83,478          4,874
ConAgra Foods, Inc.                    187,825          4,457
ConocoPhillips                         271,404         23,059
Discover Financial Services            165,736          3,199
Dow Chemical Co. (The)                 321,618         14,486
Edison International                   141,097          8,205
E.I. du Pont de Nemours & Co.           83,478          4,133
Eli Lilly & Co.                        207,496         11,236
Exxon Mobil Corp.                      165,997         15,270
Fiserv, Inc. *                         166,955          9,249
Fortune Brands, Inc.                    77,217          6,469
FPL Group, Inc.                        132,797          9,086
General Electric Co.                   601,737         24,768
Halliburton Co.                        324,938         12,809
Hartford Financial Services Group,
   Inc.                                145,247         14,093
International Business Machines
   Corp.                                90,108         10,463
Johnson & Johnson                      222,020         14,469
JPMorgan Chase & Co.                   529,944         24,907
Kraft Foods, Inc., Class A             446,531         14,919
Marathon Oil Corp.                     207,496         12,269
Mattel, Inc.                           390,872          8,165
MetLife, Inc.                          363,117         25,001
Morgan Stanley                         166,955         11,229
National City Corp.                    250,433          6,073
Northrop Grumman Corp.                 124,497         10,410
Pfizer, Inc.                           438,258         10,786
Pitney Bowes, Inc.                     259,370         10,385
RR Donnelley & Sons Co.                248,995         10,032
Seagate Technology                     354,734          9,876
Sunoco, Inc.                           146,086         10,752
SunTrust Banks, Inc.                   165,997         12,051
Time Warner, Inc.                      850,732         15,534
TJX Cos., Inc.                         333,911          9,660

                                    Continued



                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
United Technologies Corp.              103,748      $   7,946
UnitedHealth Group, Inc.               187,825          9,232
UST, Inc.                              155,622          8,298
Verizon Communications, Inc.           357,723         16,480
Wal-Mart Stores, Inc.                  125,216          5,661
Windstream Corp.                       208,694          2,807
Wyeth                                  153,547          7,467
                                                  ------------

TOTAL COMMON STOCKS                                   688,559
                                                  ------------

INVESTMENTS IN AFFILIATES (A) (2.3%)
Fifth Third Institutional Money
   Market Fund                       16,086,650        16,087
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                        16,087
                                                  ------------

TOTAL INVESTMENTS (COST $570,128) - 99.9%             704,646

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%              685
                                                  ------------

NET ASSETS - 100.0%                                  $705,331
                                                  ============



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


      See notes to schedules of portfolio investments.

LIFEMODEL AGGRESSIVE(SM)

SCHEDULE OF PORTFOLIO INVESTMENTS

OCTOBER 31, 2007 (UNAUDITED)

(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

---------------------------------------------------------------


                                       SHARES         VALUE

                                     ------------  ------------

INVESTMENTS IN AFFILIATES (A) (101.2%)

Fifth Third Bond Fund                    284,539       $ 2,760
Fifth Third Disciplined Large Cap
   Value Fund                          2,015,487        30,111
Fifth Third High Yield Bond Fund          26,587           262
Fifth Third Institutional Money
   Market Fund                         2,050,209         2,050
Fifth Third Intermediate Bond Fund       609,198         5,775
Fifth Third International Equity
   Fund                                2,124,904        36,825
Fifth Third Mid Cap Growth Fund *      1,184,269        19,600
Fifth Third Multi Cap Value Fund         571,239        14,961
Fifth Third Quality Growth Fund        2,203,515        46,428
Fifth Third Short Term Bond Fund         375,924         3,519
Fifth Third Small Cap Growth Fund        695,208        10,178
Fifth Third Small Cap Value Fund         352,196         7,417
Fifth Third Structured Large
   Cap Plus Fund                       1,866,130        33,665
                                                   ------------

TOTAL INVESTMENTS IN AFFILIATES                        213,551
                                                   ------------

TOTAL INVESTMENTS (COST $160,198) - 101.2%             213,551
                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS - 1.2%            (2,430)
                                                   ------------

NET ASSETS - 100.0%                                   $211,121
                                                   ============



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS * Non-income producing security.

(a) Investment is in Institutional Shares of underlying fund.

          See notes to schedules of portfolio investments.

LIFEMODEL MODERATELY AGGRESSIVE(SM)

SCHEDULE OF PORTFOLIO INVESTMENTS

OCTOBER 31, 2007 (UNAUDITED)

(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

--------------------------------------------------------------


                                      SHARES         VALUE

                                    ------------   -----------

INVESTMENTS IN AFFILIATES (A) (99.9%)

Fifth Third Bond Fund                 1,724,020      $ 16,723
Fifth Third Disciplined Large Cap
   Value Fund                         2,600,319        38,849
Fifth Third High Yield Bond Fund      1,092,289        10,781
Fifth Third Intermediate Bond Fund    4,322,809        40,980
Fifth Third International Equity
   Fund                               2,817,919        48,834
Fifth Third Mid Cap Growth Fund *     1,570,293        25,988
Fifth Third Multi Cap Value Fund        756,608        19,816
Fifth Third Quality Growth Fund       2,755,713        58,063
Fifth Third Short Term Bond Fund      2,467,632        23,097
Fifth Third Small Cap Growth Fund       920,614        13,478
Fifth Third Small Cap Value Fund        466,961         9,834
Fifth Third Structured Large
   Cap Plus Fund                      2,532,919        45,694
                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                       352,137
                                                   -----------

TOTAL INVESTMENTS (COST $274,365) - 99.9%             352,137

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%              527
                                                   -----------

NET ASSETS - 100.0%                                  $352,664
                                                   ===========



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS * Non-income producing security.

(a) Investment is in Institutional Shares of underlying fund.


          See notes to schedules of portfolio investments.

LIFEMODEL MODERATE(SM)

SCHEDULE OF PORTFOLIO INVESTMENTS

OCTOBER 31, 2007 (UNAUDITED)

(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

---------------------------------------------------------------


                                       SHARES         VALUE

                                    -------------  ------------

INVESTMENTS IN AFFILIATES (A) (100.6%)

Fifth Third Bond Fund                  4,944,383      $ 47,961
Fifth Third Disciplined Large Cap
   Value Fund                          2,842,844        42,472
Fifth Third High Yield Bond Fund       2,133,905        21,062
Fifth Third Institutional Money
   Market Fund                         1,612,869         1,613
Fifth Third Intermediate Bond Fund    11,591,714       109,889
Fifth Third International Equity
   Fund                                3,062,535        53,074
Fifth Third Mid Cap Growth Fund *      1,655,675        27,401
Fifth Third Multi Cap Value Fund         819,516        21,463
Fifth Third Quality Growth Fund        3,063,986        64,558
Fifth Third Short Term Bond Fund       6,621,746        61,980
Fifth Third Small Cap Growth Fund      1,002,604        14,678
Fifth Third Small Cap Value Fund         516,362        10,875
Fifth Third Structured Large Cap Plus
   Fund                                2,637,213        47,575
                                                   ------------

TOTAL INVESTMENTS IN AFFILIATES                        524,601
                                                   ------------

TOTAL INVESTMENTS (COST $451,822) - 100.6%             524,601

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%          (3,291)
                                                   ------------

NET ASSETS - 100.0%                                   $521,309
                                                   ============



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS * Non-income producing security.

(a) Investment is in Institutional Shares of underlying fund.

          See notes to schedules of portfolio investments.

LIFEMODEL MODERATELY CONSERVATIVE(SM)

SCHEDULE OF PORTFOLIO INVESTMENTS

OCTOBER 31, 2007 (UNAUDITED)

(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

--------------------------------------------------------------


                                      SHARES         VALUE

                                    -----------   ------------

INVESTMENTS IN AFFILIATES (A) (99.5%)

Fifth Third Bond Fund                1,158,590       $ 11,238
Fifth Third Disciplined Large Cap
   Value Fund                          414,739          6,196
Fifth Third High Yield Bond Fund       413,244          4,079
Fifth Third Intermediate Bond Fund   2,753,292         26,101
Fifth Third International Equity
   Fund                                477,672          8,278
Fifth Third Mid Cap Growth Fund *      261,482          4,328
Fifth Third Multi Cap Value Fund       126,348          3,309
Fifth Third Quality Growth Fund        487,575         10,273
Fifth Third Short Term Bond Fund     1,609,708         15,067
Fifth Third Small Cap Growth Fund      153,608          2,249
Fifth Third Small Cap Value Fund        77,748          1,637
Fifth Third Structured Large Cap Plus
   Fund                                473,164          8,536
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                       101,291
                                                  ------------

TOTAL INVESTMENTS (COST $87,681) - 99.5%              101,291

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%              497
                                                  ------------

NET ASSETS - 100.0%                                  $101,788
                                                  ============



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS * Non-income producing security.

(a) Investment is in Institutional Shares of underlying fund.

          See notes to schedules of portfolio investments.

LIFEMODEL CONSERVATIVE(SM)

SCHEDULE OF PORTFOLIO INVESTMENTS

OCTOBER 31, 2007 (UNAUDITED)

(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

--------------------------------------------------------------


                                      SHARES         VALUE

                                    -----------   ------------

INVESTMENTS IN AFFILIATES (A) (101.7%)

Fifth Third Bond Fund                  846,224        $ 8,208
Fifth Third Disciplined Large Cap
   Value Fund                          129,004          1,927
Fifth Third High Yield Bond Fund       282,020          2,783
Fifth Third Institutional Money
   Market Fund                         256,731            257
Fifth Third Intermediate Bond Fund   2,039,009         19,330
Fifth Third International Equity
   Fund                                142,172          2,464
Fifth Third Mid Cap Growth Fund *       78,472          1,299
Fifth Third Multi Cap Value Fund        37,841            991
Fifth Third Quality Growth Fund        139,605          2,941
Fifth Third Short Term Bond Fund     1,209,691         11,323
Fifth Third Small Cap Growth Fund       47,039            689
Fifth Third Small Cap Value Fund        25,392            535
Fifth Third Structured Large Cap Plus
   Fund                                124,199          2,241
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                        54,988
                                                  ------------

TOTAL INVESTMENTS (COST $52,133) - 101.7%              54,988

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%           (905)
                                                  ------------

NET ASSETS - 100.0%                                  $ 54,083
                                                  ============



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS * Non-income producing security.

(a) Investment is in Institutional Shares of underlying fund.

          See notes to schedules of portfolio investments.

Strategic Income
Schedule of Portfolio Investments
October 31, 2007 (Unaudited)

(Amounts in thousands)

--------------------------------------------------------------

                                    Principal
                                      Amount         Value
                                    -----------   ------------

ASSET-BACKED SECURITIES (2.2%)
Aerco, Ltd., Series 2A, Class A3,
   5.55%, 7/15/25  (a) (b)               $ 997          $ 832
Citibank Credit Card Issuance Trust,
   Series 2003-A3, Class A3, 3.10%,
   3/10/10                                 500            497
Residential Asset Securities Corp.,
   Series 2006-KS3, Class AI3, 5.04%,
   4/25/36 (a)                           1,000            953
Susquehanna Auto Lease Trust, Series
   2007-1, Class B, 5.31%, 7/14/10 (b)   1,000          1,002
                                                  ------------

TOTAL ASSET-BACKED SECURITIES                           3,284
                                                  ------------

CORPORATE BONDS (24.0%)
American General Finance Corp.,
   5.75%, 9/15/16                        1,000            980
Bankers Trust Corp., 7.25%, 10/15/11     1,000          1,074
Bear Stearns Cos., Inc. (The), 4.65%,
   7/2/18                                1,000            845
Capital One Financial Corp., 6.15%,
   9/1/16                                1,500          1,465
CIT Group, Inc., 4.00%, 5/8/08           1,000            991
Comcast Cable Communications LLC,
   7.13%, 6/15/13                          500            537
Core Investment Grade Bond Trust I,
   4.64%, 11/30/07                         433            432
Countrywide Home Loans, Inc., 5.63%,
   7/15/09                                 100             90
Countrywide Home Loans, Inc., Series
   K, 4.25%, 12/19/07                      500            494
COX Communications, Inc., 7.75%,
   11/1/10                               1,000          1,068
Cullen Frost Cap Trust I, Series A,
   7.17%, 3/1/34 (a)                     1,000            946
CVS Caremark Corp., 7.77%, 1/10/12 (b)     760            828
Developers Diversified Realty Corp.,
   3.88%, 1/30/09                        1,000            985
Emigrant Capital Trust, 7.23%,
   12/10/33  (a) (b)                     1,000            983
First Tennessee Capital II, Series B,
   6.30%, 4/15/34                        1,500          1,370
FPL Group Capital, Inc., Series C,
   6.65%, 6/15/67 (a)                    1,000            990
Goldman Sachs Group, Inc. (The),
   5.25%, 10/15/13                       1,000            984
HVB Funding Trust I, 8.74%,
   6/30/31 (b)                           1,000          1,160
International Business Machines
   Corp., 4.95%, 3/22/11                 1,000            998
International Lease Finance Corp.,
   Series O, 4.38%, 11/1/09              1,000            993
Kraft Foods, Inc., 6.25%, 6/1/12         1,500          1,557

                                    Continued


                                    Principal
                                      Amount         Value
                                    -----------   ------------

CORPORATE BONDS, CONTINUED
Lehman Brothers Holdings, Inc.,
   5.27%, 10/22/08 (a)                 $ 1,000          $ 995
Marsh & McLennan Cos., Inc, 5.88%,
   8/1/33                                  500            450
Motorola, Inc., 6.50%, 11/15/28            500            479
Pacific Gas & Electric Co., 4.20%,
   3/1/11                                1,000            973
Pemex Project Funding Master Trust,
   7.88%, 2/1/09                         1,000          1,034
Public Service Co. of Oklahoma,
   Series C, 4.85%, 9/15/10                500            497
Radian Group, Inc., 5.63%, 2/15/13         500            435
RBS Capital Trust B, 6.80%,
   12/31/49 (f)                            500            489
SLM Corp., 3.48%,
   4/1/09  (a) (d)                       1,000            932
SLM Corp., 4.48%,
   11/21/13  (a) (d)                     1,000            788
SLM Corp., Series A, 3.64%,
   2/1/10  (a) (d)                       1,000            887
Sprint Capital Corp., 8.38%, 3/15/12     1,500          1,638
Time Warner Cable, Inc., 5.40%, 7/2/12   1,000            997
Time Warner Entertainment Co. LP,
   8.88%, 10/1/12                        1,500          1,707
Union Pacific Corp., 3.63%, 6/1/10         500            484
Union Planters Corp., 4.38%, 12/1/10       500            483
Wells Fargo Bank NA, 5.95%, 8/26/36      1,000            986
Weyerhaeuser Co., 7.38%, 3/15/32         1,500          1,510
                                                  ------------

TOTAL CORPORATE BONDS                                  35,534
                                                  ------------

FOREIGN BONDS (6.0%)
Australia Government Bond, Series

   909, 7.50%, 9/15/09                   2,000          1,887
AXA SA, 6.46%, 12/31/49  (a) (b) (f)   $ 1,000            930
HBOS PLC, 5.38%, 12/29/49  (a) (b) (f)   2,000          1,896
Hutchison Whampoa International,
   Ltd., 6.50%, 2/13/13 (b)              1,000          1,046
Invesco PLC, 5.38%, 2/27/13                500            485
Korea Development Bank, 3.88%, 3/2/09    1,000            982
Mexico Government International Bond,
   Series A, 6.75%, 9/27/34              1,000          1,118
Russia Government International Bond,
   8.25%, 3/31/10 (b)                      556            578
                                                  ------------

TOTAL FOREIGN BONDS                                     8,922
                                                  ------------

MORTGAGE-BACKED SECURITIES (5.1%)
Bear Stearns Asset Backed Securities
   Trust, Series 2003-AC7, Class A2,
   5.25%, 1/25/34                          599            590


                                    Continued

Strategic Income
Schedule of Portfolio Investments, continued
October 31, 2007 (Unaudited)
(Amounts in thousands, except shares)

--------------------------------------------------------------

                                    Principal
                                      Amount         Value
                                    -----------   ------------

MORTGAGE-BACKED SECURITIES, CONTINUED
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2003-48, Class
   2A3, 4.58%, 10/25/33 (a)            $ 1,252        $ 1,214
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2004-HYB5,
   Class 4A1, 5.01%, 4/20/35 (a)           385            384
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A3, 4.60%,
   8/10/38                               1,000            993
JP Morgan Mortgage Trust, Series
   2006-A3, Class 2A1, 5.62%, 5/25/36 (a)  987            988
JP Morgan Mortgage Trust, Series
   2007-A2, Class 4A1M, 3.24%,
   4/25/37 (a)                             935            941
Merrill Lynch Mortgage Investors,
   Inc., Series 2003-A1, Class 2A,
   4.53%, 12/25/32 (a)                      93             94
WaMu Mortgage Pass Through
   Certificates, Series 2003-AR10, Class
   A4, 4.06%, 10/25/33 (a)                 370            369
Wells Fargo Mortgage Backed
   Securities Trust, Series 2004-X,
   Class 1A5, 4.93%, 11/25/34 (a)        1,000            985
Wells Fargo Mortgage Backed
   Securities Trust, Series 2005-AR10,
   Class 2A14, 4.11%, 6/25/35 (a)        1,000            989
                                                  ------------

TOTAL MORTGAGE-BACKED SECURITIES                        7,547
                                                  ------------

U.S. GOVERNMENT AGENCIES (4.5%) FANNIE MAE (1.0%)

5.13%, 1/2/14 (e)                        1,000          1,009
4.23%, 7/1/18 (a)                          500            493
                                                  ------------
                                                        1,502
                                                  ------------

FREDDIE MAC  (2.1%)

6.50%, 9/1/22                              989          1,010
5.00%, 9/15/25                             917            915
7.27%, 10/1/32 (a)                         176            178
4.86%, 1/1/37 (a)                        1,000            988
                                                  ------------
                                                        3,091
                                                  ------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION  (1.4%)

5.46%, 8/16/27 (a)                       1,150          1,161
4.89%, 7/16/34                           1,000            962
                                                  ------------
                                                        2,123
                                                  ------------

TOTAL U.S. GOVERNMENT AGENCIES                          6,716
                                                  ------------



                                    Continued

                                   Principal
                                    Amount         Value
                                  ------------  ------------

U.S. TREASURY OBLIGATIONS (0.7%)
U.S. TREASURY NOTES (0.7%)
4.75%, 12/31/08 (e)               $ 1,000        $ 1,008
                                             ------------

TOTAL U.S. TREASURY OBLIGATIONS                    1,008
                                             ------------

                                         SHARES
                                      ------------
COMMON STOCKS (8.2%)

Altria Group, Inc.                      22,650          1,652
Bank of America Corp.                   19,900            961
Chevron Corp.                            8,430            771
Citigroup, Inc.                         16,925            709
Diageo PLC ADR                           7,200            661
Duke Energy Corp.                       25,800            495
Entergy Corp.                            4,250            509
General Electric Co.                    10,735            442
Kraft Foods, Inc., Class A              15,674            524
Merck & Co., Inc.                       24,300          1,416
PepsiCo, Inc.                            1,800            133
Southern Co.                            14,900            546
Spectra Energy Corp.                    12,900            335
US Bancorp                              20,000            663
Wachovia Corp.                          11,475            525
Wells Fargo & Co.                       31,890          1,084
Wisconsin Energy Corp.                  13,700            656
                                                  ------------

TOTAL COMMON STOCKS                                    12,082
                                                 ------------

INVESTMENT COMPANIES (9.2%)

American Income Fund, Inc.             135,400          1,048
BlackRock Income Opportunity Trust,
   Inc.                                225,000          2,293
BlackRock Income Trust, Inc.           108,600            631
Eaton Vance Tax-Advantaged Dividend
   Income Fund                          23,600            694
ING Prime Rate Trust                   160,400          1,065
MFS Government Markets
   Income Trust                        217,400          1,493
MFS Intermediate Income Trust           49,000            306
Pioneer Bond Fund                      122,062          1,083
Rivus Bond Fund                        127,000          2,201
Templeton Global Income Fund            61,374            591
Van Kampen Bond Fund                    64,800          1,110
Van Kampen Senior Income Trust         152,000          1,105
                                                 ------------

TOTAL INVESTMENT COMPANIES                             13,620
                                                 ------------

PREFERRED STOCKS (32.9%)

AAG Holding Co., Inc., 7.25%            20,000            475
Aegon NV, Series 1, 6.24% (a)           20,000            445
AMBAC Financial Group, Inc., 5.95%      54,100          1,087
BAC Capital Trust I, 7.00%              64,500          1,613
BAC Capital Trust III, 7.00%            48,600          1,213
Barclays Bank PLC, Series 2, 6.63%      40,000            982

                                    Continued

Strategic Income
Schedule of Portfolio Investments, continued
October 31, 2007 (Unaudited)
(Amounts in thousands, except shares)

--------------------------------------------------------------


                                      Shares         Value
                                    -----------   ------------

PREFERRED STOCKS, CONTINUED

BBC Capital Trust II, 8.50%             31,000          $ 435
Bear Stearns Capital Trust III, 7.80%   58,900          1,474
Citigroup Capital VII, 7.13%           124,925          3,126
Comcast Corp., Series B, 7.00%          50,000          1,238
Corporate-Backed Trust Certificates
   (CBTCS), Series AIG, 6.13%           60,000          1,359
Corporate-Backed Trust Certificates
   (CBTCS), Series HSBC, 6.25%          33,500            766
CORTS Trust for Sherwin-Williams,
   Series III, 7.25%                    17,600            435
Duke Realty Corp., Series L, 6.60%      30,000            670
Duke Realty Corp., Series M, 6.95%      10,000            235
Entergy Arkansas, Inc., 6.00%           80,600          1,974
Entergy Mississippi, Inc., 6.00%        29,300            715
Financial Security Assurance
   Holdings, Ltd., 6.25%                90,750          2,074
First Tennessee Bank NA, 6.21%  (a) (b)  1,000            960
Freddie Mac, Series F, 5.00%            20,000            833
Freddie Mac, Series H, 5.10%            10,000            415
Freddie Mac, Series R, 5.70%            25,500          1,163
General Electric Capital Corp., 6.10%   19,000            472
General Electric Capital Corp., 6.63%   59,000          1,484
Goldman Sachs Group, Inc. (The),
   Series A, 6.12% (a)                  40,000            961
Harris Preferred Capital Corp.,
   Series A, 7.38%                      31,800            784
HRPT Properties Trust, Series B, 8.75%  22,900            572
HSBC Finance Corp., 6.88%               32,800            822
HSBC USA, Inc., Series G, 6.11% (a)     60,000          1,515
Huntington Preferred Capital,
    Inc., 7.88                          15,507            406
ING Groep NV, 7.20%                     41,200          1,032
Kimco Realty Corp., Series F, 6.65%     39,994            912
Kimco Realty Corp., Series G, 7.75%     40,000          1,014
Lehman Brothers Holdings, Inc.,
   Series G, 6.07% (a)                  50,000          1,175
MBNA Capital D, Series D, 8.13%         37,800            953
Merrill Lynch & Co., Inc.,
   Series G, 6.11% (a)                  80,000          1,769
Merrill Lynch Preferred Capital
   Trust III, 7.00%                      9,800            239
MetLife, Inc., Series A, 6.36% (a)      40,000            999
Public Storage, Series L, 6.75%         30,000            689
Public Storage, Series M, 6.63          40,000            892
Public Storage, Series N, 7.00%         40,000            942
Realty Income Corp., Series E, 6.75%    40,000            928
Schering-Plough Corp., 6.00%             4,000          1,065
Source Capital Corp., 2.40%             35,600          1,163
US Bancorp, Series B, 5.96% (a)         20,000            500
USB Capital XII, 6.30%                  40,000            906
Wachovia Corp., Series A, 7.25%         79,000          2,047
Wells Fargo Capital VII, 5.85%          33,500            737
                                                  ------------

TOTAL PREFERRED STOCKS                                 48,665
                                                  ------------

                                    Continued

                                         Shares         Value
                                       ------------  ------------

     REAL ESTATE INVESTMENT TRUSTS (2.2%)
     AMB Property Corp.                      2,275         $ 149
     Developers Diversified Realty Corp.     3,650           184
     Duke Realty Corp.                       4,300           138
     HCP, Inc.                              11,150           380
     Kimco Realty Corp.                     12,050           500
     Prologis T                              4,225           303
     Public Storage, A Shares               13,800           352
     Simon Property Group, Inc.              4,104           427
     Vornado Realty Trust                    3,800           424
     Weingarten Realty Investors            11,025           422
                                                     ------------

     TOTAL REAL ESTATE INVESTMENT TRUSTS                   3,279
                                                     ------------

     INVESTMENTS IN AFFILIATES (C) (5.4%)
     Fifth Third Institutional Money
        Market Fund                      8,054,225         8,054
                                                     ------------

     TOTAL INVESTMENTS IN AFFILIATES                       8,054
                                                     ------------

     TOTAL INVESTMENTS (COST $149,347) - 100.4%          148,711

     LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%         (604)
                                                     ------------

     NET ASSETS - 100.0%                                $148,107
                                                     ============



     Notes to Schedule of Portfolio Investments

     (a) Variable rate security. Rate presented represents rate in effect at October 31, 2007.

     (b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

     (c) Investment is in Institutional Shares of underlying fund. (d) Treasury Inflation Protected Securities. A U.S. Treasury
     Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

     (e) All or part of this security has been deposited as collateral for when issued or delayed delivery transactions.

     (f) Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

     The following abbreviations are used in the Schedule of Portfolio
     Investments:
     ADR - American Depositary Receipt
     CBTCS - Corporate-Backed Trust Certificates

          See notes to schedules of portfolio investments.

DIVIDEND GROWTH
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (98.6%)
3M Co.                                   2,380       $    205
Abbott Laboratories                      7,598            415
Accenture, Ltd., Class A                 6,733            263
Altria Group, Inc.                       8,798            642
AMBAC Financial Group, Inc.              3,193            118
American International Group, Inc.       3,982            251
Anheuser-Busch Cos., Inc.                4,398            225
Apache Corp.                             2,794            290
Apple, Inc. *                            2,310            439
AT&T, Inc.                               9,210            385
Bank of America Corp.                    9,046            437
Becton Dickinson & Co.                   6,387            533
Celgene Corp. *                          4,930            325
Charles Schwab Corp. (The)              15,764            366
Chevron Corp.                            2,967            271
Cisco Systems, Inc. *                   17,940            593
Citigroup, Inc.                         11,713            491
CME Group, Inc.                            425            283
Coca-Cola Co. (The)                      6,522            403
Dentsply International, Inc.             5,556            230
Diageo PLC ADR                           3,320            305
Diamond Offshore Drilling, Inc.          2,658            301
Ecolab, Inc.                             5,768            272
EMC Corp. *                             10,500            267
Emerson Electric Co.                    13,450            703
Entergy Corp.                            2,800            336
Exxon Mobil Corp.                       10,700            984
General Dynamics Corp.                   5,791            527
General Electric Co.                    18,900            778
Gilead Sciences, Inc. *                  5,768            266
Hewlett-Packard Co.                      4,837            250
Illinois Tool Works, Inc.                2,450            140
Intel Corp.                             15,880            427
International Business Machines
   Corp.                                 2,500            290
Intersil Corp., Class A                  9,380            285
Johnson & Johnson                        3,676            240
Kellogg Co.                              9,032            477
McDonald's Corp.                         4,610            275
MetLife, Inc.                            2,303            159
Microchip Technology, Inc.               8,121            269
Microsoft Corp.                         12,800            471
MSC Industrial Direct Co., Class A       3,257            159
Nike, Inc., Class B                      4,326            287
Nokia Corp. ADR                          9,600            381
Northern Trust Corp.                     5,000            376
Novartis AG ADR                          4,884            260
PepsiCo, Inc.                           11,094            818
Praxair, Inc.                            5,514            471
Procter & Gamble Co.                    10,200            709
Prudential Financial, Inc.               4,263            412
Roper Industries, Inc.                   3,385            240
State Street Corp.                       8,047            642

                                   Continued



                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
Stryker Corp.                            4,364       $    310
Target Corp.                             7,525            462
Texas Instruments, Inc.                  9,251            302
United Technologies Corp.                9,566            733
VF Corp.                                 2,728            238
Wachovia Corp.                           8,468            387
Wal-Mart Stores, Inc.                    2,550            115
Weatherford International, Ltd. *        4,186            272
Wells Fargo & Co.                       15,064            512
Wisconsin Energy Corp.                   6,700            321
XTO Energy, Inc.                         5,427            360
                                                  ------------

TOTAL COMMON STOCKS                                    23,954
                                                  ------------

INVESTMENTS IN AFFILIATES (A) (1.3%)
Fifth Third Institutional Money
   Market Fund                         312,121            312
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                           312
                                                  ------------

TOTAL INVESTMENTS (COST $19,988) - 99.9%               24,266

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%               20
                                                  ------------

NET ASSETS - 100.0%                                  $ 24,286
                                                  ============

                                      CONTRACTS
                                    --------------
CALL WRITTEN OPTIONS (0.0%)
EMC Corp., strike price $25.00,           (105)           (16)
                                                  ------------
   expires 12/22/07

TOTAL CALL WRITTEN OPTIONS (PREMUIM $8)             $     (16)
                                                  ============



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


The following abbreviation is used in the Schedule of Portfolio Investments:
ADR - American Depositary Receipt

      See notes to schedules of portfolio investments.

TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
---------------------------------------------------------------------


                                      SHARES            VALUE
                                    -----------   -------------------

COMMON STOCKS (94.4%)
Accenture, Ltd., Class A                 9,381                 $ 366
Activision, Inc. *                      38,879                   920
Apple, Inc. *                            4,000                   760
Brocade Communications Systems,
   Inc. *                               50,000                   476
Business Objects SA ADR *                4,833                   290
Cadence Design Systems, Inc. *          17,500                   343
Ciena Corp. *                           18,000                   861
Cisco Systems, Inc. *                   35,000                 1,157
eBay, Inc. *                            12,000                   433
Electronic Arts, Inc. *                 15,000                   917
EMC Corp. *                             37,900                   962
Gen-Probe, Inc. *                        8,526                   597
Gmarket, Inc. ADR *                     10,800                   292
Google, Inc., Class A *                  1,800                 1,273
Hewlett-Packard Co.                     15,000                   775
Hologic, Inc. *                         10,500                   713
International Business Machines Corp.    5,500                   639
Intersil Corp., Class A                 20,000                   607
Juniper Networks, Inc. *                22,508                   810
Logitech International SA *             27,500                   971
McAfee, Inc. *                          14,100                   583
MEMC Electronic Materials, Inc. *        5,800                   425
ON Semiconductor Corp. *                27,662                   282
priceline.com, Inc. *                    4,000                   372
Valueclick, Inc. *                      20,000                   544
Xilinx, Inc.                            15,000                   366
Zoran Corp. *                           18,000                   459
                                                  -------------------

TOTAL COMMON STOCKS                                           17,193
                                                  -------------------

INVESTMENTS IN AFFILIATES (A) (2.8%)
Fifth Third Institutional Money
   Market Fund                         509,336                   509
                                                  -------------------

TOTAL INVESTMENTS IN AFFILIATES                                  509
                                                  -------------------

TOTAL INVESTMENTS (COST $14,500) - 97.2%                      17,702

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%                     505
                                                  -------------------

NET ASSETS - 100.0%                                         $ 18,207
                                                  ===================



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

The following abbreviation is used in the Schedule of Portfolio Investments:
ADR - American Depositary Receipt

                See notes to schedules of portfolio investments.

INTERNATIONAL EQUITY
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS (92.1%)
AUSTRALIA (4.5%)
AGL Energy, Ltd.                           5,010     $     57
Alumina, Ltd.                             56,276          354
Amcor, Ltd.                               43,697          287
AMP, Ltd.                                 29,822          285
Ansell, Ltd.                               1,145           13
APA Group                                    870            3
Asciano Group *                            4,869           38
Australia & New Zealand Banking
   Group, Ltd.                            13,220          373
BHP Billiton, Ltd.                       138,689        6,037
BlueScope Steel, Ltd.                     38,592          384
Boral, Ltd.                               28,950          184
Brambles, Ltd.                            24,222          323
Caltex Australia, Ltd.                    19,340          389
Coca-Cola Amatil, Ltd.                    19,435          186
Coles Group, Ltd.                         10,427          158
Commonwealth Bank of Australia            27,683        1,597
CSL, Ltd.                                  9,492          323
CSR, Ltd.                                 49,853          159
Fairfax Media, Ltd.                        8,771           39
Foster's Group, Ltd.                      43,616          260
Insurance Australia Group, Ltd.           41,347          182
Leighton Holdings, Ltd.                    2,707          159
Lend Lease Corp., Ltd.                     4,578           86
Macquarie Bank, Ltd.                       5,111          405
Macquarie Infrastructure Group            78,876          234
National Australia Bank, Ltd.             37,106        1,501
Newcrest Mining, Ltd.                     16,118          490
OneSteel, Ltd.                            29,255          190
Orica, Ltd.                               13,895          404
Origin Energy, Ltd.                      138,561        1,189
PaperlinX, Ltd.                           23,747           62
QBE Insurance Group, Ltd.                 16,043          489
Rio Tinto, Ltd.                           12,612        1,310
Santos, Ltd.                             101,754        1,348
Sonic Healthcare, Ltd.                     1,643           26
Stockland                                    469            4
Suncorp-Metway, Ltd.                       5,353          102
Symbion Health, Ltd.                       9,701           37
TABCORP Holdings, Ltd.                    10,500          153
Telstra Corp., Ltd.                       51,965          228
Toll Holdings, Ltd.                        4,926           62
Transurban Group                          11,728           80
Wesfarmers, Ltd.                           8,542          353
Westpac Banking Corp.                     20,245          580
Woodside Petroleum, Ltd.                  57,487        2,811
Woolworths, Ltd.                          27,057          849
                                                   -----------
                                                       24,783
                                                   -----------

AUSTRIA (0.9%)
Andritz AG                                 1,904          141
Boehler-Uddeholm AG                        2,583          275

                                    Continued



                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
AUSTRIA, CONTINUED
Erste Bank der Oesterreichischen
   Sparkassen AG                           6,938     $    566
Flughafen Wien AG                            714           85
IMMOFINANZ AG                             20,143          240
Mayr Melnhof Karton AG                       582           69
OMV AG                                    14,009        1,051
Raiffeisen International Bank
   Holding AG                              4,543          755
Telekom Austria AG                        25,966          747
Verbund - Oesterreichische
   Elektrizitaetswirtschafts AG,
   Class A                                 5,416          359
Voestalpine AG                             5,236          473
Wiener Staedtische Versicherung AG         1,408          104
Wienerberger AG                            4,140          259
                                                   -----------
                                                        5,124
                                                   -----------

BELGIUM (0.7%)
AGFA-Gevaert NV                            1,931           27
Bekaert SA                                   325           45
Belgacom SA                                3,582          172
Delhaize Group                             1,553          147
Dexia SA                                  26,667          859
Fortis                                    23,274          747
Groupe Bruxelles Lambert SA                1,018          131
InBev NV                                   6,704          634
KBC Groep NV                               3,725          523
Solvay SA                                  2,133          325
UCB SA                                     3,644          214
Umicore                                      908          227
                                                   -----------
                                                        4,051
                                                   -----------

BRAZIL (0.5%)
Cia de Bebidas das Americas                1,120           92
Cia Siderurgica Nacional SA                2,200          176
Cyrela Brazil Realty SA                   21,300          371
Cyrela Commercial Properties SA
   Empreendimentos e Participacoes *       4,260           34
Empresa Brasileira de Aeronautica SA      12,200          147
Gol Linhas Aereas Inteligentes SA
   ADR                                    23,500          643
Lojas Renner SA                           14,500          360
Souza Cruz SA                              2,900           82
Unibanco - Uniao de Bancos
   Brasileiros SA GDR                      7,100        1,122
                                                   -----------
                                                        3,027
                                                   -----------

CAYMAN ISLANDS (0.1%)
Agile Property Holdings, Ltd.            137,940          336
                                                   -----------



                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
CHINA (2.6%)
Air China, Ltd., H Shares                157,000        $ 245
Aluminum Corp. of China, Ltd.,
   H Shares                              158,000          459
Angang Steel Co., Ltd.                     4,000           15
Anhui Conch Cement Co., Ltd.,
   H Shares                                2,000           20
Anhui Expressway Co., H Shares           221,893          183
Bank of China, Ltd., H Shares            853,000          573
Bank of Communications Co. Ltd.,
   H Shares                              561,000        1,042
China Communications Construction
   Co., Ltd., H Shares                   192,000          611
China Construction Bank Corp.,
   H Shares                            1,840,726        2,094
China COSCO Holdings Co., Ltd.,
   H Shares                              140,000          631
China Life Insurance Co., Ltd.,
   H Shares                              281,000        1,897
China National Building Material
   Co., Ltd., H Shares                     7,800           35
China Petroleum & Chemical Corp.,
   H Shares                              654,000          995
China Shenhua Energy Co., Ltd.,
   H Shares                              133,500          878
China Shipping Development Co.,
   Ltd., H Shares                         63,947          219
China Telecom Corp., Ltd., H Shares      622,000          551
Datang International Power
   Generation Co., Ltd., H Shares        140,000          164
Dongfeng Motor Group Co., Ltd.,
   H Shares                               94,660           87
Guangzhou R&F Properties Co., Ltd.,
   H Shares                               39,000          206
Harbin Power Equipment, H Shares           4,000           13
Huaneng Power International, Inc.,
   H Shares                              158,000          190
Jiangxi Copper Co., Ltd., H Shares        56,000          202
PetroChina Co., Ltd.                     622,000        1,614
Ping An Insurance Group Co. of
   China, Ltd., H Shares                  51,000          713
Shanghai Electric Group Co., Ltd.,
   H Shares                               40,000           40
Sinopec Shanghai Petrochemical Co.,
   Ltd., H Shares                         22,000           18
Yanzhou Coal Mining Co., Ltd.,
   H Shares                               86,000          187
Zhejiang Expressway Co., Ltd.,
   H Shares                               28,000           40
Zijin Mining Group Co., Ltd.,
   H Shares                              149,500          268
                                                   -----------
                                                       14,190
                                                   -----------

                                    Continued


                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
COLOMBIA (0.1%)
BanColombia SA ADR                        13,500        $ 496
                                                   -----------

CYPRUS (0.1%)
Bank of Cyprus Public Co., Ltd.           20,900          410
                                                   -----------

DENMARK (0.5%)
AP Moeller - Maersk A/S, Series B              7           97
Danisco A/S                                  700           54
Danske Bank A/S                           26,887        1,189
DSV A/S                                   10,600          283
GN Store Nord *                            9,700          104
Novo Nordisk A/S, Series B                 5,730          713
Novozymes A/S, B Shares                    1,300          142
Vestas Wind Systems A/S *                  4,150          374
William Demant Holding *                     700           64
                                                   -----------
                                                        3,020
                                                   -----------

FINLAND (1.2%)
Amer Sports Oyj, A Shares                  1,600           43
Cargotec Corp., B Shares                     857           53
Elisa Oyj, Series A                        3,600          107
Fortum Oyj                                 9,659          420
Kesko Oyj, B Shares                        2,203          132
Kone Oyj, B Shares                         1,806          151
Konecranes Oyj                             1,250           57
Metso Oyj                                  2,716          166
Neste Oil Oyj                              3,407          123
Nokia Oyj                                 89,985        3,574
Nokian Renkaat Oyj                         2,250           85
OKO Bank PLC, Series A                     1,600           34
Orion Oyj, Class B                         1,900           49
Outokumpu Oyj                              4,996          187
Rautaruukki Oyj                            2,008          116
Sampo Oyj, A Shares                        8,456          266
Sanoma-WSOY Oyj                            1,420           41
Stora Enso Oyj, R Shares                  13,179          243
Tietoenator Oyj                            2,985           73
UPM-Kymmene Oyj                           11,507          258
Uponor Oyj                                 1,182           31
Wartsila Oyj, B Shares                     1,411          116
YIT Oyj                                    2,750           85
                                                   -----------
                                                        6,410
                                                   -----------

FRANCE (6.5%)
Accor SA                                   7,341          703
Air Liquide                                5,464          754
Alcatel-Lucent                            39,308          381
Alstom                                     7,123        1,697
Arkema *                                   1,125           77
Atos Origin SA *                             921           56
AXA SA                                    53,722        2,412
BNP Paribas                               27,880        3,088

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
FRANCE, CONTINUED
Bouygues                                   7,660     $    738
Business Objects SA *                      1,902          114
Cap Gemini SA                              2,923          187
Carrefour SA                              16,487        1,190
Casino Guichard Perrachon SA               1,497          168
Cie de Saint-Gobain                        7,255          784
Cie Generale d'Optique Essilor
   International SA                        2,962          190
CNP Assurances                             1,810          231
Compagnie Generale des
   Etablissements Michelin                 2,033          274
Credit Agricole SA                        11,704          464
Dassault Systemes SA                       1,488           92
France Telecom SA                         40,010        1,480
Gecina SA                                  1,068          183
Groupe Danone                             13,446        1,155
Hermes International                       2,956          390
Imerys SA                                    835           81
Klepierre                                  2,703          147
Lafarge SA                                 6,378        1,041
Lagardere SCA                              2,490          211
L'Oreal SA                                 7,965        1,048
LVMH Moet Hennessy Louis Vuitton SA       14,273        1,843
Neopost SA                                 1,110          129
Peugeot SA                                 2,315          215
PPR                                        1,130          225
Publicis Groupe                            1,826           74
Renault SA                                 2,384          402
Safran SA                                  2,700           69
Sanofi-Aventis                            20,101        1,769
Schneider Electric SA                      5,207          719
Societe BIC SA                               949           74
Societe Generale                          10,966        1,849
Societe Television Francaise 1             2,248           62
Sodexho Alliance SA                        2,906          211
Suez SA                                   11,133          726
Technip SA                                 1,290          116
Thales SA                                  2,335          146
Thomson                                    4,158           73
Total SA                                  65,919        5,320
Unibail-Rodamco                            2,388          595
Veolia Environnement                       5,796          519
Vinci SA                                   6,652          548
Vivendi                                   15,542          702
Zodiac SA                                  1,082           75
                                                   -----------
                                                       35,797
                                                   -----------

GERMANY (9.5%)
Adidas AG                                 16,159        1,081
Allianz SE                                18,115        4,087
Altana AG                                  3,098           75
Arcandor AG *                              3,816          123

                                    Continued



                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
GERMANY, CONTINUED
BASF AG                                   23,204     $  3,213
Bayer AG                                  22,169        1,856
Beiersdorf AG                              2,606          207
Celesio AG                                 3,977          226
Commerzbank AG                            31,283        1,333
Continental AG                             6,536          990
DaimlerChrysler AG                        40,459        4,473
Deutsche Bank AG                           9,771        1,309
Deutsche Boerse AG                         6,442        1,022
Deutsche Lufthansa AG                     11,473          339
Deutsche Post AG                          36,055        1,095
Deutsche Postbank AG                       2,741          201
Deutsche Telekom AG                      157,865        3,241
E.ON AG                                   31,046        6,070
Fresenius Medical Care AG & Co. KGaA       9,576          507
Heidelberger Druckmaschinen AG             2,550          105
Hochtief AG                                2,806          390
Hypo Real Estate Holding AG               10,806          645
Infineon Technologies AG *                26,979          397
Linde AG                                   3,377          428
MAN AG                                     7,985        1,434
Merck KGaA                                 2,109          265
Metro AG                                   7,206          654
Muenchener Rueckversicherungs AG           9,130        1,756
Puma AG Rudolf Dassler Sport                 604          260
RWE AG                                    20,783        2,843
SAP AG                                    44,624        2,420
Siemens AG                                40,403        5,505
Suedzucker AG                              3,907           89
ThyssenKrupp AG                           18,328        1,226
TUI AG *                                   9,960          295
Volkswagen AG                              7,791        2,238
                                                   -----------
                                                       52,398
                                                   -----------

GREAT BRITAIN (14.6%)
3i Group PLC                               1,602           36
Aegis Group PLC                           31,687           83
Amec PLC                                  11,212          196
Anglo American PLC                        58,499        4,039
ARM Holdings PLC                          48,499          150
Arriva PLC                                 9,525          167
AstraZeneca PLC                           35,342        1,745
Aviva PLC                                102,100        1,610
BAE Systems PLC                          101,687        1,057
Balfour Beatty PLC                        17,536          182
Barclays PLC                             177,056        2,247
Barratt Developments PLC                   5,762           79
BBA Aviation PLC                          21,830          110
Bellway PLC                                3,170           71
Berkeley Group Holdings PLC *              3,169          113
BG Group PLC                             111,775        2,069
BHP Billiton PLC                          93,831        3,580

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
GREAT BRITAIN, CONTINUED
Biffa PLC                                 12,728      $    69
BP PLC                                   567,479        7,379
British Airways PLC *                     19,865          185
British American Tobacco PLC              38,460        1,466
British Land Co. PLC REIT                 11,305          256
British Sky Broadcasting Group PLC        21,961          311
BT Group PLC                             269,124        1,830
Bunzl PLC                                 13,247          201
Burberry Group PLC                        41,789          536
Cadbury Schweppes PLC                     64,943          862
Capita Group PLC                           2,955           46
Carnival PLC                               6,266          294
Centrica PLC                              63,750          490
Close Brothers Group PLC                     263            4
Cobham PLC                                39,591          174
Compass Group PLC                         75,551          546
CSR PLC *                                  4,653           63
Daily Mail & General Trust, Class A        7,326           94
Diageo PLC                               132,753        3,043
DSG International PLC                     44,929          121
Electrocomponents PLC                     18,877           99
Emap PLC                                   5,350           98
Enterprise Inns PLC                       25,226          331
Fiberweb PLC                               6,806            7
Firstgroup PLC                            19,797          330
FKI PLC                                   18,059           35
Friends Provident PLC                     78,094          300
G4S PLC                                    5,825           26
GKN PLC                                   17,809          136
GlaxoSmithKline PLC                      132,636        3,421
Hammerson PLC REIT                         6,202          144
Hays PLC                                   8,139           23
HBOS PLC                                 102,933        1,877
Home Retail Group PLC                     18,049          164
HSBC Holdings PLC                        155,960        3,090
ICAP PLC                                   2,480           30
IMI PLC                                   16,407          193
Imperial Chemical Industries PLC          32,377          444
Imperial Tobacco Group PLC                15,976          810
Intercontinental Hotels Group PLC         12,382          290
International Personal Finance PLC         1,305            7
International Power PLC                    8,683           89
Invensys PLC *                            20,447          139
Invesco PLC                                2,903           45
ITV PLC                                   79,548          164
J Sainsbury PLC                           34,830          396
Johnson Matthey PLC                       12,806          478
Kelda Group PLC                            8,756          173
Kesa Electricals PLC                       7,387           49
Kingfisher PLC                            27,117          112
Ladbrokes PLC                             20,420          175

                                    Continued



                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
GREAT BRITAIN, CONTINUED
Land Securities Group PLC REIT            10,090     $    346
Legal & General Group PLC                262,763          768
Liberty International PLC REIT             6,072          152
Lloyds TSB Group PLC                     172,542        1,963
LogicaCMG PLC                             32,072          109
London Stock Exchange Group PLC            1,096           38
Man Group PLC                              7,035           87
Marks & Spencer Group PLC                 32,753          445
Meggitt PLC                               18,990          136
Misys PLC                                 21,707          110
Mondi PLC                                 17,877          166
National Express Group PLC                 7,258          200
National Grid PLC                         76,391        1,276
Next PLC                                   5,110          236
Pearson PLC                               15,787          262
Persimmon PLC                              6,505          142
Provident Financial PLC                      653           12
Prudential PLC                            74,105        1,210
Punch Taverns PLC                          8,807          185
Reckitt Benckiser PLC                     18,393        1,069
Reed Elsevier PLC                         24,992          328
Rentokil Initial PLC                       9,250           33
Resolution PLC                             1,014           15
Reuters Group PLC                         29,308          403
Rexam PLC                                 17,464          198
Rio Tinto PLC                             43,775        4,098
Rolls-Royce Group PLC *                   49,171          552
Rolls-Royce Group PLC, B Shares *      1,986,508           --#
Royal Bank of Scotland Group PLC         236,887        2,556
SABMiller PLC                              9,929          299
Sage Group PLC                            44,324          224
Schroders PLC                                635           20
Scottish & Southern Energy PLC            23,394          759
Segro PLC REIT                             9,145           89
Serco Group PLC                            2,367           22
Severn Trent PLC                           7,247          219
Signet Group PLC                          37,640           71
Smith & Nephew PLC                        13,962          189
Smiths Group PLC                          11,208          264
Stagecoach Group PLC                      26,336          149
Tate & Lyle PLC                           22,214          202
Taylor Wimpey PLC                         25,562          132
Tesco PLC                                200,815        2,043
Tomkins PLC                               31,738          147
Unilever PLC                              48,168        1,632
United Business Media PLC                  6,247           95
United Utilities PLC                       4,667           71
Vodafone Group PLC                     1,666,406        6,573
Whitbread PLC                              6,948          256
William Hill PLC                          14,531          188
Wolseley PLC                              18,138          315
WPP Group PLC                             19,351          265

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
GREAT BRITAIN, CONTINUED
Yell Group PLC                            14,928     $    142
                                                   -----------
                                                       80,640
                                                   -----------

GREECE (0.8%)
Alpha Bank AE                             22,040          817
EFG Eurobank Ergasias SA                  11,440          447
National Bank of Greece SA                24,438        1,706
OPAP SA                                    7,500          307
Piraeus Bank SA                           21,600          870
Titan Cement Co. SA                        2,300          112
                                                   -----------
                                                        4,259
                                                   -----------

HONG KONG (1.9%)
ASM Pacific Technology                       500            4
Bank of East Asia, Ltd.                   16,950          115
BOC Hong Kong Holdings, Ltd.              39,500          113
Cathay Pacific Airways, Ltd.              10,000           30
Chaoda Modern Agriculture                 84,000           77
Cheung Kong Holdings, Ltd.                16,000          315
Cheung Kong Infrastructure
   Holdings, Ltd.                          4,000           16
China Infrastructure Machinery
   Holdings, Ltd.                        133,000          297
China Mobile, Ltd.                       128,500        2,703
China Resources Enterprise                50,000          220
China Resources Land, Ltd.                68,000          169
China Travel International
   Investment                            370,000          296
China Water Affairs Group, Ltd. *      1,032,109          746
Chow Sang Sang Holdings
   International, Ltd.                    27,138           38
CLP Holdings, Ltd.                        19,186          130
COSCO Pacific, Ltd.                       90,000          279
Esprit Holdings, Ltd.                     11,700          199
Guangdong Investment, Ltd.               882,485          605
Hang Lung Properties, Ltd.                90,000          442
Hang Seng Bank, Ltd.                       8,300          172
Henderson Land Development Co., Ltd.       8,000           71
Hong Kong & China Gas Co.                 47,702          128
Hong Kong Exchanges and Clearing,
   Ltd.                                   11,000          367
HongKong Electric Holdings                15,500           80
Hopewell Highway Infrastructure,
   Ltd.                                  206,000          194
Hopewell Holdings                          6,000           31
Hutchison Telecommunications
   International, Ltd.                    14,000           20
Hutchison Whampoa, Ltd.                   23,039          291
Hysan Development Co., Ltd.                6,169           19
Johnson Electric Holdings, Ltd.           15,520            9
Kerry Properties, Ltd.                     4,315           37
Li & Fung, Ltd.                           97,228          462

                                    Continued


                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
HONG KONG, CONTINUED
Li Ning Co., Ltd.                         46,000     $    175
Link (The) REIT                           18,365           42
MTR Corp.                                 15,727           54
New World China Land, Ltd.               128,600          151
New World Development, Ltd.               26,225           94
NWS Holdings, Ltd.                        77,801          304
PCCW, Ltd.                                36,082           23
Prime Success International Group,
   Ltd.                                  159,700          120
Rexcapital Financial Holdings Ltd. *     422,336           88
Shangri-La Asia, Ltd.                     11,110           36
Sino Land Co.                              9,040           28
Sun Hung Kai Properties, Ltd.             28,136          537
Swire Pacific, Ltd., A Shares             10,500          149
Techtronic Industries Co.                  9,500           10
Television Broadcasts, Ltd.                3,000           19
Wharf Holdings, Ltd.                      12,629           77
Yue Yuen Industrial Holdings, Ltd.         4,500           14
                                                   -----------
                                                       10,596
                                                   -----------

INDIA (0.9%)
Ambuja Cements, Ltd. GDR                  34,400          125
Bajaj Auto, Ltd. GDR                       1,850          115
Dr. Reddys Laboratories, Ltd. ADR          4,100           65
GAIL India, Ltd. GDR                       2,500          157
Grasim Industries, Ltd. GDR (b)            1,900          186
HDFC Bank, Ltd. ADR                        2,700          375
Hindalco Industries, Ltd. GDR (b)         20,000           98
ICICI Bank, Ltd. ADR                      17,700        1,229
Infosys Technologies, Ltd. ADR            12,200          621
ITC, Ltd. GDR                             67,800          307
Larsen & Toubro, Ltd. GDR                  4,200          487
Ranbaxy Laboratories, Ltd. GDR             6,300           70
Reliance Energy, Ltd. GDR                  1,000          142
Satyam Computer Services, Ltd. ADR         7,500          228
State Bank of India, Ltd. GDR              2,700          337
Tata Motors, Ltd. ADR                      8,100          160
Wipro, Ltd. ADR                           12,100          199
                                                   -----------
                                                        4,901
                                                   -----------

INDONESIA (0.8%)
Bank Rakyat Indonesia                    454,000          391
PT Astra International Tbk               128,500          365
PT Bank Central Asia Tbk               1,175,500          952
PT Bank Mandiri Persero Tbk              735,500          309
PT Bumi Resources Tbk                    879,500          471
PT Telekomunikasi Indonesia Tbk          830,000        1,001
PT United Tractors Tbk                   793,000          969
                                                   -----------
                                                        4,458
                                                   -----------

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

--------------------------------------------------------------


                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
IRELAND (0.0%)
Experian Group, Ltd.                      16,183     $    171
                                                   -----------

ITALY (1.0%)
Assicurazioni Generali SpA                32,495        1,548
Bulgari SpA                               23,397          367
Intesa Sanpaolo SpA                      139,293        1,105
Mediobanca SpA                             1,972           47
UniCredito Italiano SpA                  232,414        1,998
Unione di Banche Italiane SCPA             8,798          245
                                                   -----------
                                                        5,310
                                                   -----------

JAPAN (17.7%)
77 Bank, Ltd. (The)                       12,000           81
Acom Co., Ltd.                             1,030           25
Advantest Corp.                            8,100          233
Aeon Co., Ltd.                            21,200          332
Aeon Credit Service Co., Ltd.                900           14
Aiful Corp.                                  950           22
Ajinomoto Co., Inc.                       25,400          285
Alps Electric Co., Ltd.                    6,600           83
Amada Co., Ltd.                           13,000          132
Asahi Breweries, Ltd.                     16,400          271
Asahi Glass Co., Ltd.                     47,800          657
Asahi Kasei Corp.                         47,000          358
Asatsu-DK, Inc.                            1,100           37
Astellas Pharma, Inc.                     17,800          787
Bank of Kyoto, Ltd. (The)                 12,000          153
Bank of Yokohama, Ltd. (The)              60,000          424
Benesse Corp.                              2,300           86
Bridgestone Corp.                         30,500          674
Canon, Inc.                               37,200        1,880
Casio Computer Co., Ltd.                  13,400          126
Central Japan Railway Co.                     51          527
Chiba Bank, Ltd. (The)                    38,000          304
Chiyoda Corp.                              8,000          148
Chubu Electric Power Co., Inc.            19,100          489
Chugai Pharmaceutical Co., Ltd.            9,904          171
Citizen Holdings Co., Ltd.                13,700          148
COMSYS Holdings Corp.                      7,000           68
Credit Saison Co., Ltd.                    2,200           70
CSK Holdings Corp.                         3,000          118
Dai Nippon Printing Co., Ltd.             16,600          241
Daicel Chemical Industries, Ltd.           7,000           52
Daiichi Sankyo Co., Ltd.                  24,500          697
Daikin Industries, Ltd.                    7,100          357
Dainippon Ink and Chemicals, Inc.         27,000          129
Daito Trust Construction Co., Ltd.         6,000          278
Daiwa House Industry Co., Ltd.            30,600          436
Daiwa Securities Group, Inc.              46,000          443
Denki Kagaku Kogyo K K                    14,000           82
Denso Corp.                               22,250          899
Dentsu, Inc.                                  20           52

                                    Continued


                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Dowa Holdings Co., Ltd.                   23,000      $   268
East Japan Railway Co.                       149        1,227
Ebara Corp.                               13,800           65
Eisai Co., Ltd.                            8,302          348
FamilyMart Co., Ltd.                       2,400           70
Fanuc, Ltd.                                7,600          832
Fast Retailing Co., Ltd.                   3,000          172
Fuji Electric Holdings Co., Ltd.           9,000           34
FUJI SOFT, Inc.                            1,600           32
Fuji Television Network, Inc.                 26           52
FUJIFILM Holdings Corp.                   17,800          851
Fujikura, Ltd.                            12,000           77
Fujitsu, Ltd.                             66,000          520
Fukuoka Financial Group, Inc.             25,000          161
Furukawa Electric Co., Ltd.               27,800          133
Hankyu Department Stores                   4,000           33
Hirose Electric Co., Ltd.                  1,100          132
Hitachi Chemical Co., Ltd.                 1,000           24
Hitachi Construction Machinery Co.,
   Ltd.                                    1,100           45
Hitachi, Ltd.                            120,000          814
Hokkaido Electric Power Co., Inc.          5,800          125
Hokuhoku Financial Group, Inc.            63,000          194
Honda Motor Co., Ltd.                     62,251        2,333
Hoya Corp.                                14,900          542
Ibiden Co., Ltd.                           4,200          357
Ihi Corp.                                 45,000          108
Index Holdings                                53           22
Inpex Holdings, Inc.                          16          173
Isetan Co., Ltd.                           8,700          117
Itochu Corp.                              57,000          726
Itochu Techno-Solutions Corp.              1,300           46
J Front Retailing Co., Ltd. *             18,300          164
Japan Airlines Corp. *                    39,000           88
Japan Real Estate Investment Corp.
   REIT                                       17          210
Japan Retail Fund Investment Corp.
   REIT                                       15          111
Japan Tobacco, Inc.                          138          803
JFE Holdings, Inc.                        14,400          841
JGC Corp.                                 11,000          221
Joyo Bank, Ltd. (The)                     41,000          253
JS Group Corp.                            10,100          163
JSR Corp.                                  6,700          173
Kajima Corp.                              51,400          182
Kaneka Corp.                              10,000           89
Kansai Electric Power Co.,
   Inc. (The)                             26,600          599
Kao Corp.                                 23,000          660
Kawasaki Heavy Industries, Ltd.           46,000          167
Kawasaki Kisen Kaisha, Ltd.                4,000           55

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Keihin Electric Express Railway
   Co., Ltd.                              10,000     $     61
Keio Corp.                                 7,000           43
Keyence Corp.                              1,400          322
Kikkoman Corp.                             5,000           63
Kintetsu Corp.                            63,230          192
Kirin Holdings Co., Ltd.                  34,400          481
Kobe Steel, Ltd.                          70,000          251
Kokuyo Co., Ltd.                           2,900           26
Komatsu, Ltd.                             43,500        1,457
Komori Corp.                               1,000           27
Konami Corp.                               4,100          121
Konica Minolta Holdings, Inc.             16,500          291
Kubota Corp.                              60,000          505
Kuraray Co., Ltd.                         15,500          201
Kurita Water Industries, Ltd.              9,600          319
Kyocera Corp.                              6,000          508
Kyowa Hakko Kogyo Co., Ltd.               12,000          131
Kyushu Electric Power Co., Inc.           11,900          290
Lawson, Inc.                               2,200           76
Leopalace21 Corp.                          4,600          148
Mabuchi Motor Co., Ltd.                    1,000           67
Marubeni Corp.                            54,800          469
Marui Co., Ltd.                           21,200          220
Matsui Securities Co., Ltd.                  100            1
Matsushita Electric Industrial Co.,
   Ltd.                                   78,000        1,491
Matsushita Electric Works, Ltd.           13,000          144
Meiji Seika Kaisha, Ltd.                   5,000           22
Meitec Corp.                               1,100           32
Millea Holdings, Inc.                     26,957        1,062
Minebea Co., Ltd.                         15,000          104
Mitsubishi Chemical Holdings Corp.        37,500          309
Mitsubishi Corp.                          48,900        1,520
Mitsubishi Electric Corp.                 83,800        1,016
Mitsubishi Estate Co., Ltd.               44,000        1,315
Mitsubishi Heavy Industries, Ltd.        143,000          834
Mitsubishi Logistics Corp.                 3,000           43
Mitsubishi Materials Corp.                71,000          416
Mitsubishi Rayon Co., Ltd.                22,000          125
Mitsubishi UFJ Financial Group, Inc.     305,200        3,040
Mitsui & Co., Ltd.                        60,800        1,581
Mitsui Chemicals, Inc.                    19,000          178
Mitsui Fudosan Co., Ltd.                  32,400          895
Mitsui Mining & Smelting Co., Ltd.        45,000          191
Mitsui OSK Lines, Ltd.                     8,000          132
Mitsui Sumitomo Insurance Co., Ltd.       44,230          504
Mitsui Trust Holdings, Inc.               28,513          228
Mitsukoshi, Ltd.                          24,000          111
Mizuho Financial Group, Inc.                 348        1,956
Murata Manufacturing Co., Ltd.             7,300          442
NEC Corp.                                 72,200          359

                                    Continued


                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
NEC Electronics Corp. *                    2,200         $ 60
NET One Systems Co., Ltd.                     27           33
NGK Insulators, Ltd.                      14,600          516
NGK Spark Plug Co., Ltd.                   8,000          134
Nidec Corp.                                3,900          294
Nikon Corp.                               12,000          383
Nintendo Co., Ltd.                         2,800        1,764
Nippon Building Fund, Inc. REIT               22          319
Nippon Electric Glass Co., Ltd.           11,000          186
Nippon Express Co., Ltd.                  30,600          153
Nippon Meat Packers, Inc.                  7,600           77
Nippon Mining Holdings, Inc.              20,500          193
Nippon Oil Corp.                          60,600          538
Nippon Paper Group, Inc.                      37          111
Nippon Sheet Glass Co., Ltd.              15,000           91
Nippon Steel Corp.                       180,800        1,199
Nippon Telegraph & Telephone Corp.           109          499
Nippon Yusen KK                           46,000          475
Nishi-Nippon City Bank, Ltd. (The)        34,000          101
Nissan Chemical Industries, Ltd.           5,000           69
Nissan Motor Co., Ltd.                    93,000        1,072
Nisshin Seifun Group, Inc.                 5,000           45
Nisshin Steel Co., Ltd.                    7,000           27
Nisshinbo Industries, Inc.                 3,000           41
Nissin Food Products Co., Ltd.             3,400          107
Nitto Denko Corp.                          7,800          380
Nomura Holdings, Inc.                     66,900        1,192
Nomura Research Institute, Ltd.            4,900          172
NSK, Ltd.                                 28,000          249
NTN Corp.                                 22,000          209
NTT Data Corp.                                55          250
NTT DoCoMo, Inc.                             149          216
Obayashi Corp.                            36,000          181
Obic Co., Ltd.                               290           58
OJI Paper Co., Ltd.                       42,400          194
Oki Electric Industry Co., Ltd. *         21,000           36
Okumura Corp.                             10,000           53
Olympus Corp.                              6,000          251
Omron Corp.                                8,000          196
Onward Kashiyama Co., Ltd.                 4,000           41
Oracle Corp. Japan                         1,400           64
Oriental Land Co., Ltd.                    2,300          137
Osaka Gas Co., Ltd.                       71,200          277
Pioneer Corp.                              6,801           76
Promise Co., Ltd.                          1,200           36
Resona Holdings, Inc.                        177          314
Ricoh Co., Ltd.                           23,000          453
Rohm Co., Ltd.                             6,000          524
Sanken Electric Co., Ltd.                  5,000           28
Sanyo Electric Co., Ltd. *                70,000          115
SBI E*trade Securities Co., Ltd.              64           69
Secom Co., Ltd.                            7,100          364

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Seiko Epson Corp.                          4,400     $    105
Sekisui Chemical Co., Ltd.                16,000          109
Sekisui House, Ltd.                       38,600          494
Seven & I Holdings Co., Ltd.              28,480          733
Sharp Corp.                               32,200          507
Shimachu Co., Ltd.                         2,100           60
Shimamura Co., Ltd.                        1,000           97
Shimano, Inc.                              3,900          142
Shimizu Corp.                             38,600          201
Shin-Etsu Chemical Co., Ltd.              14,848          951
Shinko Securities Co., Ltd.               19,000           97
Shinsei Bank, Ltd.                        54,000          174
Shionogi & Co., Ltd.                      10,000          171
Shiseido Co., Ltd.                        13,800          333
Shizuoka Bank, Ltd. (The)                 32,000          335
Showa Denko KK                            27,000          105
Showa Shell Sekiyu KK                      8,700          103
SMC Corp.                                  2,700          362
Softbank Corp.                            36,300          846
Sompo Japan Insurance, Inc.               31,000          362
Sony Corp.                                27,698        1,368
Stanley Electric Co., Ltd.                 3,700           82
Sumitomo Bakelite Co., Ltd.                5,000           31
Sumitomo Chemical Co., Ltd.               50,600          449
Sumitomo Corp.                            36,300          632
Sumitomo Electric Industries, Ltd.        27,000          435
Sumitomo Heavy Industries, Ltd.           17,000          225
Sumitomo Metal Industries, Ltd.          106,000          522
Sumitomo Metal Mining Co., Ltd.           41,600          926
Sumitomo Mitsui Financial Group,
   Inc.                                      217        1,771
Sumitomo Osaka Cement Co., Ltd.           12,000           30
Sumitomo Realty & Development Co.,
   Ltd.                                   14,000          493
Sumitomo Trust & Banking Co.,
   Ltd. (The)                             60,000          446
T&D Holdings, Inc.                         8,500          510
Taiheiyo Cement Corp.                     24,000           75
Taisei Corp.                              47,000          141
Taisho Pharmaceutical Co., Ltd.            5,913          114
Taiyo Yuden Co., Ltd.                      4,000           66
Takara Holdings, Inc.                      5,000           29
Takashimaya Co., Ltd.                     14,000          170
Takeda Pharmaceutical Co., Ltd.           31,900        1,991
Takefuji Corp.                             1,470           38
TDK Corp.                                  4,500          370
Teijin, Ltd.                              34,400          166
Terumo Corp.                               7,500          365
THK Co., Ltd.                              1,900           42
TIS, Inc.                                  1,651           29
Tobu Railway Co., Ltd.                    27,600          130
Toho Co., Ltd.                             2,000           40

                                    Continued



                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Tohoku Electric Power Co., Inc.           14,800     $    312
Tokyo Broadcasting System, Inc.            5,000          133
Tokyo Electric Power Co., Inc. (The)      40,700        1,033
Tokyo Electron, Ltd.                       8,800          515
Tokyo Gas Co., Ltd.                       85,600          383
Tokyo Tatemono Co., Ltd.                  11,000          141
Tokyu Corp.                               36,400          236
TonenGeneral Sekiyu KK                    14,000          141
Toppan Printing Co., Ltd.                 17,600          172
Toray Industries, Inc.                    47,100          363
Toshiba Corp.                            124,000        1,046
Tosoh Corp.                               22,000          140
TOTO, Ltd.                                20,600          149
Toyo Seikan Kaisha, Ltd.                   7,200          130
Toyota Industries Corp.                    3,500          150
Toyota Motor Corp.                       100,400        5,736
Trend Micro, Inc.                          4,700          210
Unicharm Corp.                             1,600           95
Uniden Corp.                               4,000           27
UNY Co., Ltd.                              5,000           43
Ushio, Inc.                                2,700           56
USS Co., Ltd.                              2,360          154
Wacoal Holdings Corp.                      3,000           36
West Japan Railway Co.                        18           90
Yahoo! Japan Corp.                           653          290
Yakult Honsha Co., Ltd.                    4,100           95
Yamada Denki Co., Ltd.                     4,790          493
Yamaha Corp.                               5,000          116
Yamaha Motor Co., Ltd.                       800           23
Yamato Holdings Co., Ltd.                 14,000          205
Yamazaki Baking Co., Ltd.                  4,000           35
Yokogawa Electric Corp.                    8,200          103
                                                   -----------
                                                       97,547
                                                   -----------

JERSEY (0.0%)
Meinl European Land, Ltd. *                6,610           93
                                                   -----------

LUXEMBOURG (0.2%)
ArcelorMittal                             14,085        1,140
                                                   -----------

MALAYSIA (0.4%)
AMMB Holdings Berhad                      40,300           51
Astro All Asia Networks PLC               12,700           13
Berjaya Sports Toto Berhad                20,800           32
British American Tobacco Malaysia
   Berhad                                  3,300           40
Bumiputra-Commerce Holdings Berhad        55,900          194
Bursa Malaysia Berhad                      9,200           44
Gamuda Berhad                             36,000           51
Genting Berhad                            44,500          111
Golden Hope Plantations Berhad            11,600           32

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
MALAYSIA, CONTINUED
Hong Leong Bank Berhad                    16,700     $     33
IJM Corp. Berhad                         201,050          533
IOI Corp. Berhad                          85,975          196
Kuala Lumpur Kepong Berhad                10,650           48
Lafarge Malayan Cement Berhad             38,800           21
Magnum Corp. Berhad                       27,300           24
Malayan Banking Berhad                    47,500          160
Media Prima Berhad                        15,500           13
MISC Berhad                               25,300           75
Petronas Gas Berhad                       10,800           36
PLUS Expressways Berhad                   38,700           39
POS Malaysia & Services Holdings
   Berhad *                                4,900            4
PPB Group Berhad                          14,300           42
Proton Holdings Berhad *                   9,200           15
Public Bank Berhad                        31,200          107
Resorts World Berhad                      68,500           79
RHB Capital Berhad                        24,600           47
Shell Refining Co. Federation of
   Malaya Berhad                           4,100           14
Sime Darby Berhad                         39,300          132
SP Setia Berhad                           17,100           41
Star Publications Malaysia Berhad          7,300            7
Tanjong PLC                                5,700           30
Telekom Malaysia Berhad                   23,900           73
Tenaga Nasional Berhad                    28,600           81
Transmile Group Berhad *                   2,400            3
UMW Holdings Berhad                        3,500           16
YTL Corp. Berhad                          17,200           39
                                                   -----------
                                                        2,476
                                                   -----------

MEXICO (1.7%)
Alfa SAB de CV, Series A                  13,000           87
America Movil SAB de CV, Series L      1,098,200        3,481
Cemex SAB de CV *                        260,028          790
Coca-Cola Femsa SAB de CV, Series L        6,000           28
Corp GEO SAB de CV, Series B *            60,500          224
Desarrolladora Homex SAB de CV ADR *       4,300          243
Fomento Economico Mexicano SAB de CV      81,000          284
Grupo Carso SA de CV, Series A1           30,000          131
Grupo Financiero Banorte SAB de CV       243,055        1,101
Grupo Mexico SAB de CV, Series B          46,813          425
Grupo Modelo SAB de CV, Series C          21,000           98
Grupo Televisa SA                         91,500          448
Kimberly-Clark de Mexico SAB de CV,
   Series A                               21,000           90
Telefonos de Mexico SAB de CV,
   Series L                              523,300          945
Urbi Desarrollos Urbanos SA de CV *       35,100          136
Wal-Mart de Mexico SAB de CV,
   Series V                              243,092          987
                                                   -----------
                                                        9,498
                                                   -----------
                                    Continued


                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
NETHERLANDS (4.7%)
ABN AMRO Holding NV                       77,129      $ 4,188
Aegon NV                                  72,516        1,504
Akzo Nobel NV                              7,850          633
ASML Holding NV *                         15,424          540
Corio NV                                   2,533          223
European Aeronautic Defence and
   Space Co. NV                            5,628          192
Heineken NV                                7,900          554
ING Groep NV                              42,040        1,897
James Hardie Industries NV                23,149          141
Koninklijke DSM NV                         4,393          250
Koninklijke Philips Electronics NV        31,202        1,295
OCE NV                                     3,566           72
Qiagen NV *                                7,202          170
Reed Elsevier NV                          14,381          279
Royal Dutch Shell PLC, A Shares          124,494        5,448
Royal Dutch Shell PLC, B Shares           87,005        3,793
Royal KPN NV                              60,635        1,146
TNT NV                                    21,520          885
Unilever NV                               61,414        2,000
Vedior NV                                  4,625          106
Wereldhave NV                              1,034          123
Wolters Kluwer NV                          8,003          252
                                                   -----------
                                                       25,691
                                                   -----------

NEW ZEALAND (0.0%)
Auckland International Airport, Ltd.       7,148           16
Contact Energy, Ltd.                       2,639           19
Fisher & Paykel Appliances
   Holdings, Ltd.                          1,810            5
Fisher & Paykel Healthcare Corp.           2,095            5
Fletcher Building, Ltd.                    2,432           22
Sky City Entertainment Group, Ltd.         2,630           11
Telecom Corp. of New Zealand, Ltd.        11,968           40
Warehouse Group, Ltd.                      1,226            5
                                                   -----------
                                                          123
                                                   -----------

NORWAY (1.5%)
DnB NOR ASA                               24,321          403
Norsk Hydro ASA                           51,810          762
Norske Skogindustrier ASA                 12,800          141
Orkla ASA                                 70,600        1,318
Renewable Energy Corp. AS *                6,500          334
Schibsted ASA                              2,200          125
StatoilHydro ASA                          93,120        3,153
Storebrand ASA                             2,700           39
Tandberg ASA                              10,200          261
Telenor ASA *                             44,600        1,052
Tomra Systems ASA                          3,735           27
Yara International ASA                    13,342          519
                                                   -----------
                                                        8,134
                                                   -----------

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
POLAND (0.7%)
Agora SA                                   2,600         $ 58
Bank BPH SA                                  500          197
Bank Pekao SA                             10,145        1,085
Bank Zachodni WBK SA                       1,300          145
BRE Bank SA *                                500          114
Globe Trade Centre SA *                    6,500          135
Grupa Kety SA                                600           46
KGHM Polska Miedz SA                       6,200          336
Orbis SA                                   2,200           62
Polski Koncern Naftowy Orlen *            18,300          423
Polskie Gornictwo Naftowe I
   Gazownictwo SA                         78,800          180
Powszechna Kasa Oszczednosci Bank
   Polski SA                              23,700          528
Prokom Software SA                         1,100           64
Telekomunikacja Polska SA                 40,900          388
TVN SA                                     8,000           80
                                                   -----------
                                                        3,841
                                                   -----------

PORTUGAL (0.2%)
Banco BPI SA                               2,389           21
Banco Comercial Portugues SA              91,015          442
Brisa-Auto Estradas de Portugal SA        20,326          289
Energias de Portugal SA                   12,673           82
Portugal Telecom SGPS SA                  26,439          355
PT Multimedia Servicos de
   Telecomunicacoes e Multimedia SGPS
   SA                                      5,098           69
Sonae SGPS SA                             25,407           75
                                                   -----------
                                                        1,333
                                                   -----------

RUSSIA (1.4%)
Gazprom OAO ADR                           35,437        1,771
LUKOIL ADR                                10,582          967
MMC Norilsk Nickel ADR                     4,391        1,383
Mobile Telesystems OJSC ADR                6,000          498
Novolipetsk Steel GDR                      5,600          231
Polyus Gold Co. ADR                        3,400          154
Sberbank GDR                                 974          481
Severstal GDR                             11,000          262
Surgutneftegaz ADR                         7,300          479
Tatneft GDR (b)                            2,200          275
Unified Energy System GDR *                2,827          348
Vimpel-Communications ADR                 15,500          513
Wimm-Bill-Dann Foods OJSC ADR              2,800          335
                                                   -----------
                                                        7,697
                                                   -----------

SINGAPORE (2.4%)
Ascendas Real Estate Investment
   Trust REIT                             74,000          134
CapitaLand, Ltd.                          91,000          512

                                    Continued



                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
SINGAPORE, CONTINUED
CapitaMall Trust REIT                     66,300     $    170
Chartered Semiconductor
   Manufacturing, Ltd. *                 100,000           80
City Developments, Ltd.                   39,370          436
ComfortDelgro Corp., Ltd.                141,333          190
Cosco Corp. Singapore, Ltd.               58,000          318
Creative Technology, Ltd.                  8,854           37
DBS Group Holdings, Ltd.                  79,945        1,249
Fraser and Neave, Ltd.                   148,000          621
Hyflux, Ltd.                              45,000          115
Jardine Cycle & Carriage, Ltd.            19,031          279
Keppel Corp., Ltd.                        80,000          826
Keppel Land, Ltd.                         25,000          145
K-REIT Asia REIT                           6,400           12
Neptune Orient Lines, Ltd.                82,000          296
Oversea-Chinese Banking Corp.            180,490        1,160
Parkway Holdings, Ltd.                    44,000          127
Raffles Education Corp., Ltd.             12,522           29
SembCorp Industries, Ltd.                 61,784          255
SembCorp Marine, Ltd.                     54,600          171
Singapore Airlines, Ltd.                  38,270          523
Singapore Exchange, Ltd.                  57,911          637
Singapore Land, Ltd.                      25,000          169
Singapore Post, Ltd.                     107,000           91
Singapore Press Holdings, Ltd.           114,743          365
Singapore Technologies Engineering,
   Ltd.                                  100,760          266
Singapore Telecommunications, Ltd.       859,877        2,443
STATS ChipPAC, Ltd. *                     95,000          108
United Overseas Bank, Ltd.                84,720        1,271
UOL Group, Ltd.                           47,376          173
Venture Corp., Ltd.                       19,445          189
                                                   -----------
                                                       13,397
                                                   -----------

SOUTH AFRICA (0.3%)
Mondi, Ltd.                                7,591           75
MTN Group, Ltd.                           75,490        1,473
                                                   -----------
                                                        1,548
                                                   -----------

SOUTH KOREA (1.3%)
Daelim Industrial Co.                        180           40
Daewoo Shipbuilding & Marine
   Engineering Co., Ltd.                     640           41
Doosan Heavy Industries and
   Construction Co., Ltd.                  8,930        1,677
Doosan Infracore Co., Ltd.                   690           30
GS Engineering & Construction Corp.          300           63
Hana Financial Group, Inc.                   920           47
Hyundai Engineering & Construction
   Co., Ltd. *                               450           46
Hyundai Heavy Industries Co., Ltd.           230          130

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
SOUTH KOREA, CONTINUED
Hyundai Mipo Dockyard Co., Ltd.               70     $     31
Hyundai Mobis Co., Ltd.                      260           26
Hyundai Motor Co.                            880           70
Kia Motors Corp. *                         1,800           21
Kookmin Bank                               1,970          163
Korea Electric Power Corp.                 1,730           77
Korean Air Lines Co., Ltd.                   400           36
KT Corp.                                   1,590           75
KT&G Corp.                                   830           67
LG Chemical, Ltd.                            490           61
LG Electronics, Inc.                         580           61
LG.Philips LCD Co., Ltd. *                25,990        1,454
NHN Corp. *                                  271           88
POSCO                                        430          314
Samsung Corp.                                880           82
Samsung Electronics Co., Ltd.              3,068        1,905
Samsung Engineering Co., Ltd.                250           34
Samsung Fire & Marine Insurance
   Co., Ltd.                                 230           64
Samsung Securities Co., Ltd.                 460           58
Shinhan Financial Group Co., Ltd.          2,200          143
Shinsegae Co., Ltd.                          109           86
SK Holdings Co., Ltd.                        140           42
S-Oil Corp.                                  340           31
                                                   -----------
                                                        7,063
                                                   -----------

SPAIN (2.7%)
Abertis Infraestructuras SA                7,257          243
Acciona SA                                   735          228
Acerinox SA                                5,909          175
ACS Actividades de Construccion y
   Servicios SA                            5,451          339
Altadis SA                                 9,909          707
Antena 3 de Television SA                  1,180           21
Banco Bilbao Vizcaya Argentaria SA        74,443        1,883
Banco Popular Espanol SA                  20,875          366
Banco Santander Central Hispano SA       121,946        2,665
Cintra Concesiones de
   Infraestructuras de Transporte SA       6,723          118
Endesa SA                                 11,104          579
Fomento de Construcciones y
   Contratas SA                              820           72
Gamesa Corporacion Tecnologica SA          6,024          308
Gas Natural SDG SA                        15,360          947
Grupo Ferrovial SA                         1,215          107
Iberdrola SA                              63,976        1,030
Inditex SA                                 4,280          320
Indra Sistemas SA                          1,842           54
Repsol YPF SA                             20,928          830
Sacyr Vallehermoso SA                      1,913           91


                                    Continued



                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
SPAIN, CONTINUED
Sociedad General de Aguas de
   Barcelona SA, Class A                   1,803     $     72
Telefonica SA                            108,804        3,603
Union Fenosa SA                            1,918          128
                                                   -----------
                                                       14,886
                                                   -----------

SWEDEN (3.0%)
Alfa Laval AB                                900           72
Assa Abloy AB, Series B                   14,750          311
Atlas Copco AB, A Shares                  29,384          492
Atlas Copco AB, B Shares                  17,636          278
Billerud AB                                4,750           57
Electrolux AB, Series B                    9,700          188
Eniro AB                                   5,800           74
Getinge AB, B Shares                       7,600          202
Hennes & Mauritz AB, B Shares             15,350        1,024
Holmen AB, B Shares                        2,500           99
Husqvarna AB, A Shares                     2,790           34
Husqvarna AB, B Shares                     9,300          112
Modern Times Group AB, B Shares            1,850          130
Nordea Bank AB                           164,272        2,949
Sandvik AB                                47,240          902
Scania AB, B Shares                       19,600          536
Securitas AB, B Shares                    19,100          242
Securitas Direct AB, B Shares *           15,700           47
Securitas Systems AB, B Shares            18,700           75
Skandinaviska Enskilda Banken AB,
   Series A                               28,370          873
Skanska AB, B Shares                      16,117          319
SKF AB, B Shares                          14,800          290
Ssab Svenskt Stal AB, Series A             8,400          273
Svenska Cellulosa AB, B Shares            27,900          493
Svenska Handelsbanken AB, A Shares        46,152        1,536
Swedish Match AB                          24,100          540
Tele2 AB, B Shares                         7,025          166
Telefonaktiebolaget LM Ericsson,
   B Shares                              729,737        2,192
TeliaSonera AB                            71,926          710
Volvo AB, A Shares                        22,165          434
Volvo AB, B Shares                        51,550        1,019
                                                   -----------
                                                       16,669
                                                   -----------

SWITZERLAND (4.7%)
ABB, Ltd.                                 46,968        1,420
ABB, Ltd. ADR                             25,000          755
Adecco SA                                  1,348           81
Ciba Specialty Chemicals AG                1,698           85
Clariant AG *                              5,819           75
Compagnie Financiere Richemont SA         37,931        2,713
Credit Suisse Group                       14,845        1,002
Geberit AG                                 1,151          155
Givaudan SA                                  169          166

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
SWITZERLAND, CONTINUED
Holcim, Ltd.                               7,980     $    913
Kudelski SA                                1,477           42
Kuehne & Nagel International AG              810           87
Logitech International SA *                5,827          203
Lonza Group AG                               981          115
Micronas Semiconductor Hold *              1,178           16
Nestle SA                                 11,377        5,259
Nobel Biocare Holding AG                     670          196
Novartis AG                               46,515        2,478
OC Oerlikon Corp. AG *                       184           88
Roche Holding AG                          14,029        2,398
Schindler Holding AG                       1,885          132
SGS SA                                       105          138
STMicroelectronics NV                     21,128          363
Straumann Holding AG                         391          109
Swatch Group AG                            3,341        1,071
Swiss Reinsurance                         11,866        1,117
Swisscom AG                                  535          198
Syngenta AG                                2,483          600
Synthes, Inc.                              1,477          185
UBS AG                                    21,828        1,172
Xstrata PLC                               28,828        2,070
Zurich Financial Services AG               1,286          389
                                                   -----------
                                                       25,791
                                                   -----------

TAIWAN (0.2%)
AU Optronics Corp. ADR                    40,150          872
                                                   -----------

THAILAND (0.1%)
Banpu Public Company Limited              26,700          352
                                                   -----------

TURKEY (1.7%)
Akbank TAS                               447,215        4,098
Aksigorta AS                               9,319           69
Anadolu Efes Biracilik Ve Malt
   Sanayii AS                             13,000          159
Arcelik AS                                 7,335           56
Dogan Sirketler Grubu Holdings AS *       30,171           67
Dogan Yayin Holdings AS *                 13,787           70
Eregli Demir ve Celik Fabrikalari
   TAS                                    22,016          215
Ford Otomotiv Sanayi AS                    8,315           98
Haci Omer Sabanci Holdings AS             26,653          183
KOC Holding AS *                          23,087          127
Migros Turk TAS                            5,427           95
Tupras Turkiye Petrol Rafine               6,943          198
Turk Sise ve Cam Fabrikalari AS           26,121           58
Turkcell Iletisim Hizmet AS              147,004        1,414
Turkiye Garanti Bankasi AS                52,075          482
Turkiye Is Bankasi                       249,596        1,718
Turkiye Vakiflar Bankasi Tao              42,722          163

                                    Continued



                                        SHARES       VALUE
                                      -----------  -----------

FOREIGN STOCKS, CONTINUED
TURKEY, CONTINUED
Yapi ve Kredi Bankasi AS *                35,306     $    138
                                                   -----------
                                                        9,408
                                                   -----------

TOTAL FOREIGN STOCKS                                  507,936
                                                   -----------

INVESTMENT COMPANIES (0.0%)
UNITED STATES (0.0%)
iShares MSCI Hong Kong Index Fund          5,000          120
                                                   -----------

TOTAL INVESTMENT COMPANIES                                120
                                                   -----------

PREFERRED STOCKS (2.4%)
AUSTRALIA (0.0%)
BBI EPS Ltd. (a)                             219           --#
                                                   -----------

BRAZIL (1.9%)
Aracruz Celulose SA, B Shares             14,867          114
Banco Bradesco SA                         23,404          800
Banco Itau Holding Financeira SA          52,468        1,498
Brasil Telecom Participacoes SA            7,895          118
Centrais Eletricas Brasileiras SA,
   B Shares                                7,494          113
Cia de Bebidas das Americas                5,648          467
Cia Energetica de Minas Gerais            10,021          215
Cia Vale do Rio Doce, A Shares            83,904        2,649
Gerdau SA                                 10,660          333
Klabin SA                                 20,000           82
Petroleo Brasileiro SA                    80,641        3,356
Sadia SA                                  16,000          109
Tele Norte Leste Participacoes SA          9,537          209
Usinas Siderurgicas de Minas Gerais
   SA, A Shares                            3,373          265
Vivo Participacoes SA                     14,249           84
Votorantim Celulose e Papel SA             3,000           95
                                                   -----------
                                                       10,507
                                                   -----------

GERMANY (0.5%)
Henkel KGaA                                9,210          472
Porsche AG                                   351          938
RWE AG                                     1,822          223
Volkswagen AG                              4,659          885
                                                   -----------
                                                        2,518
                                                   -----------

SOUTH KOREA (0.0%)
Samsung Electronics Co., Ltd.                117           56
                                                   -----------

TOTAL PREFERRED STOCKS                                 13,081
                                                   -----------

RIGHTS (0.0%)
AUSTRIA (0.0%)
Wienerberger AG                            4,140           --#
                                                   -----------

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                        SHARES       VALUE
                                      -----------  -----------

RIGHTS, CONTINUED
JAPAN (0.0%)
Dowa Holdings Co., Ltd.                   28,000     $     --#
                                                   -----------

SWEDEN (0.0%)
Eniro AB *                                 5,800            2
                                                   -----------

TOTAL RIGHTS                                                2
                                                   -----------

TOTAL INVESTMENTS (COST $349,755) - 94.5%             521,139

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.5%           30,510
                                                   -----------

NET ASSETS - 100.0%                                  $551,649
                                                   ===========



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

*    Non-income producing security.

#    Amount is less than $500.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2007.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.


The following abbreviations are used in the Schedule of Portfolio Investments:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust


                See notes to schedules of portfolio investments.

HIGH YIELD BOND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------

                                    PRINCIPAL
                                      AMOUNT         VALUE
                                    -----------   ------------

CORPORATE BONDS (84.4%)
Advanced Medical Optics, Inc., 7.50%,
   5/1/17, (Callable 5/1/12 @ 103.75)    $ 548          $ 517
AES Corp. (The), 8.00%, 10/15/17 (b)       201            203
Allied Waste North America, Inc.,
   7.25%, 3/15/15                          750            756
American Axle & Manufacturing, Inc.,
   7.88%, 3/1/17                           708            690
American Tower Corp., 7.00%,
   10/15/17 (b)                            412            421
ARAMARK Corp., 8.50%, 2/1/15               714            723
Asbury Automotive Group, Inc., 8.00%,
   3/15/14                                 750            731
Asbury Automotive Group, Inc., 7.63%,
   3/15/17                                  18             17
Ashtead Capital, Inc., 9.00%,
   8/15/16 (b)                             480            466
Atlas Pipeline Partners LP, 8.13%,
   12/15/15                                807            803
AutoNation, Inc., 7.00%, 4/15/14           112            108
Aventine Renewable Energy Holdings,
   Inc., 10.00%, 4/1/17                    251            223
Baldor Electric Co., 8.63%, 2/15/17        101            105
Basic Energy Services, Inc., 7.13%,
   4/15/16                                 750            722
Beazer Homes USA, Inc., 6.88%, 7/15/15     750            581
Belden, Inc., 7.00%, 3/15/17               183            186
Berry Petroleum Co., 8.25%, 11/1/16      1,104          1,126
Bristow Group, Inc., 6.13%, 6/15/13        600            586
Buckeye Technologies, Inc., 8.50%,
   10/1/13                                 750            772
Case Corp., 7.25%, 1/15/16                 365            380
Cenveo Corp., 7.88%, 12/1/13               862            808
Champion Enterprises, Inc., 7.63%,
   5/15/09                                 755            790
Chesapeake Energy Corp., 6.88%,
   1/15/16                                 750            746
Chesapeake Energy Corp., 6.50%,
   8/15/17                                 149            144
Cincinnati Bell, Inc., 8.38%, 1/15/14      827            829
Citizens Communications Co., 6.25%,
   1/15/13                               1,314          1,291
Clear Channel Communications, Inc.,
   4.25%, 5/15/09                          342            329
Communications & Power Industries,
   Inc., 8.00%, 2/1/12                     750            754
Community Health Systems, Inc.,
   8.88%, 7/15/15 (b)                      258            261
Copano Energy LLC, 8.13%, 3/1/16           171            176
CSC Holdings, Inc., Series B, 8.13%,
   8/15/09                                 750            765
Del Monte Corp., 8.63%, 12/15/12           550            561
Del Monte Corp., 6.75%, 2/15/15 (b)        750            728

                                    Continued

                                    PRINCIPAL
                                      AMOUNT         VALUE
                                    -----------   ------------

CORPORATE BONDS, CONTINUED

Dex Media, Inc., 7.95%, 11/15/13 ** (d)  $ 645          $ 611
Dex Media, Inc., 7.95%, 11/15/13 ** (d)    215            204
Dex Media, Inc., 8.00%, 11/15/13           184            185
Dresser-Rand Group, Inc., 7.38%,
   11/1/14                                 850            855
DRS Technologies, Inc., 6.63%, 2/1/16      256            254
Dynegy Holdings, Inc., 7.75%,
   6/1/19 (b)                              512            481
Edison Mission Energy, 7.50%, 6/15/13      249            252
Edison Mission Energy, 7.00%,
   5/15/17 (b)                             251            245
Enterprise Products Operating LP,
   8.38%, 8/1/66 (a)                     1,050          1,093
First Data Corp., 9.88%, 9/24/15 (b)       455            436
Ford Motor Co., 7.45%, 7/16/31             800            632
Ford Motor Credit Co. LLC, 7.88%,
   6/15/10                                 875            844
Ford Motor Credit Co. LLC, 8.00%,
   12/15/16                                601            556
Forest Oil Corp., 7.25%, 6/15/19 (b)       365            365
Foundation PA Coal Co., 7.25%, 8/1/14      750            737
Freeport-McMoRan Copper & Gold, Inc.,
   8.25%, 4/1/15                           250            270
GCI, Inc., 7.25%, 2/15/14                  750            685
General Cable Corp., 7.13%, 4/1/17          18             18
Gibraltar Industries, Inc., Series B,
   8.00%, 12/1/15                          750            705
Glencore Funding LLC, 6.00%,
   4/15/14 (b)                             750            753
GMAC LLC, 6.88%, 9/15/11                   750            691
GMAC LLC, 8.00%, 11/1/31                   750            693
HCA, Inc., 5.75%, 3/15/14                  769            646
HCA, Inc., 6.50%, 2/15/16                  731            624
HCA Inc., 9.25%, 11/15/16                  357            376
IASIS Healthcare LLC/IASIS Capital
   Corp., 8.75%, 6/15/14                 1,121          1,132
Idearc, Inc., 8.00%, 11/15/16              805            807
IKON Office Solutions, Inc., 7.75%,
   9/15/15                                 750            763
Intelsat Corp., 9.00%, 8/15/14             806            822
Invacare Corp., 9.75%, 2/15/15           2,137          2,174
Jarden Corp., 7.50%, 5/1/17              1,098          1,043
K Hovnanian Enterprises, Inc., 8.63%,
   1/15/17                                 250            209
KB Home, 7.25%, 6/15/18                    750            696
Lamar Media Corp., 7.25%, 1/1/13           185            186
Lamar Media Corp., Series B, 6.63%,
   8/15/15                                 209            201
M/I Homes, Inc., 6.88%, 4/1/12           1,000            840
Massey Energy Co., 6.88%, 12/15/13         750            709
Mirant North America LLC, 7.38%,
   12/31/13                                750            760

                                    Continued

HIGH YIELD BOND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------

                                    PRINCIPAL
                                      AMOUNT         VALUE
                                    -----------   ------------

CORPORATE BONDS, CONTINUED
Mosaic Co. (The), 7.38%, 12/1/14 (b)     $ 161          $ 170
Mosaic Co. (The), 7.63%, 12/1/16 (b)       332            358
Mueller Water Products, Inc., 7.38%,
   6/1/17                                1,060            986
NRG Energy, Inc., 7.25%, 2/1/14            730            730
Omnicare, Inc., 6.88%, 12/15/15            107            103
Overseas Shipholding Group, 8.75%,
   12/1/13                                 280            300
Owens Brockway Glass Container, Inc.,
   6.75%, 12/1/14                          750            752
Peabody Energy Corp., 7.38%, 11/1/16       137            143
Penske Auto Group, Inc., 7.75%,
   12/15/16                                548            533
Pilgrim's Pride Corp., 7.63%, 5/1/15       661            664
PNA Group, Inc., 10.75%, 9/1/16            299            306
PolyOne Corp., 8.88%, 5/1/12               750            776
Radio One, Inc., Series B, 8.88%,
   7/1/11                                   72             71
Range Resources Corp., 7.38%, 7/15/13      351            357
Regency Energy Partners LP, 8.38%,
   12/15/13                                650            684
Reliant Energy, Inc., 7.63%, 6/15/14        85             86
RH Donnelley Corp., 8.88%,
   10/15/17 (b)                            231            231
Ryerson, Inc., 12.00%, 11/1/15 (b)          58             60
Sabine Pass Liquified Natural Gas LP,
   7.25%, 11/30/13                         734            719
Sealy Mattress Co., 8.25%, 6/15/14,
   (Callable 6/15/09 @ 104.125)            630            627
Service Corp. International, 7.00%,
   6/15/17                                 750            733
Solo Cup Co., 8.50%, 2/15/14               750            675
Southern Copper Corp., 6.38%, 7/27/15      500            506
Steel Dynamics, Inc., 7.38%,
   11/1/12 (b)                             314            314
Steel Dynamics, Inc., 6.75%,
   4/1/15 (b)                              221            212
Stewart Enterprises, Inc., 6.25%,
   2/15/13                                 500            481
Sungard Data Systems, Inc., 9.13%,
   8/15/13                                 750            765
TEPPCO Partners LP, 7.00%, 6/1/67 (a)      550            497
Texas Industries, Inc., 7.25%, 7/15/13     705            705
Trinity Industries, Inc., 6.50%,
   3/15/14                                 750            742
Tube City IMS Corp., 9.75%, 2/1/15,
   (Callable 2/1/11 @ 104.875)             116            114
United Refining Co., Series 2,
   10.50%, 8/15/12                         750            775
United Rentals North America, Inc.,
   6.50%, 2/15/12                          375            388
Universal Hospital Services, Inc.,
   8.76%, 6/1/15  (a) (b)                  275            276
                                    Continued

                                    PRINCIPAL
                                      AMOUNT          VALUE
                                    -----------   --------------

CORPORATE BONDS, CONTINUED
US Concrete, Inc., 8.38%, 4/1/14       $ 1,000         $  910
Visant Holding Corp., 8.75%, 12/1/13     1,077          1,104
Windstream Corp., 8.13%, 8/1/13            181            191
Windstream Corp., 8.63%, 8/1/16            758            811
WMG Acquisition Corp., 7.38%, 4/15/14      362            321
                                                  --------------

TOTAL CORPORATE BONDS                                  61,027
                                                  --------------

FOREIGN BONDS (11.8%)
Basell AF SCA, 8.38%, 8/15/15 (b)        1,071            958
CHC Helicopter Corp., 7.38%, 5/1/14        870            842
Intergen NV, 9.00%, 6/30/17,
   (Callable 6/30/12 @ 104.5) (b)        1,800          1,903
Novelis, Inc., 7.25%, 2/15/15            1,100          1,056
NXP BV/NXP Funding LLC, 7.88%,
   10/15/14                                390            381
Quebecor Media, Inc., 7.75%, 3/15/16       902            873
Quebecor Media, Inc., 7.75%, 3/15/16 (b)   209            202
Sensata Technologies BV, 8.00%, 5/1/14     714            701
Stena AB, 7.50%, 11/1/13                   750            746
Stena AB, 7.00%, 12/1/16                   250            246
Videotron Ltee, 6.88%, 1/15/14             541            540
Virgin Media Finance PLC, 8.75%,
   4/15/14                                  72             74
                                                  --------------

TOTAL FOREIGN BONDS                                     8,522
                                                  --------------

                                      SHARES
                                    -----------
INVESTMENTS IN AFFILIATES (C) (1.9%)
Fifth Third Institutional Money
   Market Fund                       1,357,943          1,358
                                                  --------------

TOTAL INVESTMENTS IN AFFILIATES                         1,358
                                                  --------------

TOTAL INVESTMENTS (COST $71,733) - 98.1%               70,907

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%            1,357
                                                  --------------

NET ASSETS - 100.0%                                  $ 72,264
                                                  ==============



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

**   Rate represents the effective yield at purchase.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2007.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund.

(d) Step Bond. Security that pays no interest for a stipulated number of years, after which it pays a predetermined interest rate. See notes to schedules of portfolio investments.

BOND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT         VALUE
                                       ------------  ------------

ASSET-BACKED SECURITIES (9.9%)
Aerco, Ltd., Series 2A, Class A3,
   5.55%, 7/15/25  (a) (b)               $ 970          $ 810
Credit-Based Asset Servicing and
   Securitization LLC, Series 2006-CB1,
   Class AF4, 5.44%, 1/25/36             3,350          3,205
GMAC Mortgage Corp. Loan Trust,
   Series 2004-HE5, Class A4, 4.34%,
   9/25/34 (a)                           1,750          1,730
Harley-Davidson Motorcycle Trust,
   Series 2004-2, Class B, 2.96%, 2/15/12  113            111
Hertz Vehicle Financing LLC, Series
   2005-2A, Class A6, 5.08%,
   11/25/11 (b)                          1,500          1,503
Irwin Home Equity Corp., Series
   2006-3, Class 2A2, 5.83%,
   9/25/37 (b)                           1,225          1,169
Long Beach Auto Receivables Trust,
   Series 2007-A, Class A3, 4.97%,
   10/15/11                              1,200          1,202
Mid-State Trust, Series 2005-1, Class
   M2, 7.08%, 1/15/40                    1,305          1,258
Residential Asset Mortgage Products,
   Inc., Series 2003-RZ5, Class A7,
   4.97%, 9/25/33                        3,170          3,041
SACO I, Inc., Series 2006-1, Class A,
   5.04%, 9/25/35  (a) (f)               3,638          3,470
SACO I, Inc., Series 2006-12, Class

   1M1, 5.18%, 9/25/36  (a) (f)          4,000          2,735
Susquehanna Auto Lease Trust, Series
   2007-1, Class B, 5.31%, 7/14/10 (b)   1,000          1,002
Truck Retail Installment Paper Corp.,
   Series 2005-1A, Class A, 5.36%,
   12/15/16  (a) (b) (f)                 1,950          1,938
                                                  ------------

TOTAL ASSET-BACKED SECURITIES                          23,174
                                                  ------------

CORPORATE BONDS (3.4%)
COX Communications, Inc., 5.50%,
   10/1/15                                 800            781
Goldman Sachs Group, Inc. (The),
   6.13%, 2/15/33                        1,100          1,075
Merrill Lynch & Co., Inc., 5.70%,
   5/2/17                                1,000            956
Morgan Stanley, 5.75%, 10/18/16          1,000            989
Republic New York Corp., 7.00%,
   3/22/11                               1,000          1,046
Sprint Capital Corp., 8.75%, 3/15/32       600            684
Time Warner, Inc., 7.70%, 5/1/32           492            553
Travelers Property Casualty Corp.,
   7.75%, 4/15/26                           85            100
UBS Preferred Funding Trust I, 8.62%,
   10/29/49  (a) (f)                       925          1,004
Wachovia Bank NA, 5.85%, 2/1/37            850            809
                                                  ------------

TOTAL CORPORATE BONDS                                   7,997
                                                  ------------
                                    Continued

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ------------  ------------

FOREIGN BONDS (1.2%)
Canadian Natural Resources, Ltd.,
   6.25%, 3/15/38                      $ 1,000          $ 988
France Telecom SA, 8.50%, 3/1/31           650            852
Gazprom International SA, 7.20%,
   2/1/20 (b)                              906            931
                                                 ------------

TOTAL FOREIGN BONDS                                     2,771
                                                 ------------

MORTGAGE-BACKED SECURITIES (39.0%)
Banc of America Commercial Mortgage,
   Inc., Series 2005-6, Class AJ, 5.18%,
   9/10/47 (a)                           2,850          2,716
Banc of America Funding Corp., Series
   2006-G, Class 3A2, 5.75%, 7/20/36 (a) 4,895          4,960
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2004-10, Class 12A3,
   4.65%, 1/25/35 (a)                    1,064          1,055
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2005-12, Class 11A2,
   5.43%, 2/25/36 (a)                    2,901          2,897
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2005-12, Class 13A1,
   5.45%, 2/25/36 (a)                    3,426          3,386
Bear Stearns Commercial Mortgage
   Securities, Series 2000-WF2, Class
   A1, 7.11%, 10/15/32 (a)                 462            465
Bear Stearns Commercial Mortgage
   Securities, Series 2004-T14, Class
   A4, 5.20%, 1/12/41 (a)                2,000          1,969
Bear Stearns Commercial Mortgage
   Securities, Series 2004-T16, Class
   A6, 4.75%, 2/13/46 (a)                4,000          3,822
Chase Mortgage Finance Corp., Series
   2006-A1, Class 2A3, 6.00%, 9/25/36 (a)2,000          2,026
Chaseflex Trust, Series 2006-1, Class
   A2A, 5.94%, 6/25/36 (a)               1,600          1,621
Countrywide Alternative Loan Trust,
   Series 2005-J3, Class 3A1, 6.50%,
   9/25/34                                 490            498
Crown Castle Towers LLC, Series
   2006-1A, Class E, 6.07%, 11/15/36 (b) 2,800          2,727
Global Signal Trust, Series 2006-1,
   Class C, 5.71%, 2/15/36 (b)           2,550          2,541
GMAC Mortgage Corp. Loan Trust,
   Series 2003-GH2, Class A4, 5.00%,
   10/25/33                              2,626          2,525
Greenwich Capital Commercial Funding
   Corp., Series 2002-C1, Class A4,
   4.95%, 1/11/35                        1,000            982
Greenwich Capital Commercial Funding
   Corp., Series 2004-GG1, Class A5,
   4.88%, 6/10/36                        1,900          1,885

                                    Continued

BOND

OCTOBER 31, 2007 (UNAUDITED)

(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT         VALUE
                                       ------------  ------------

MORTGAGE-BACKED SECURITIES, CONTINUED
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A3, 4.60%,
   8/10/38 (f)                         $ 4,900        $ 4,865
Homebanc Mortgage Trust, Series
   2004-2, Class A2, 5.32%,
   12/25/34  (a)                         1,767          1,764
Homebanc Mortgage Trust, Series
   2006-1, Class 1A1, 6.11%,
   4/25/37  (a) (f)                        649            661
Indymac Index Mortgage Loan Trust,
   Series 2005-AR9, Class 1A1, 5.43%,
   7/25/35 (a)                           2,823          2,872
JP Morgan Mortgage Trust, Series
   2005-A1, Class 2A1, 4.84%, 2/25/35 (a)  906            898
JP Morgan Mortgage Trust, Series
   2005-A2, Class 7CB1, 4.90%,
   4/25/35 (a)                           3,305          3,259
JP Morgan Mortgage Trust, Series
   2005-A2, Class 3A2, 4.90%,
   4/25/35 (a)                           3,000          2,957
JP Morgan Mortgage Trust, Series
   2005-A3, Class 7CA1, 5.11%,
   6/25/35 (a)                           2,266          2,257
JP Morgan Mortgage Trust, Series
   2005-ALT1, Class 4A1, 5.65%,
   10/25/35 (a)                          3,266          3,236
JP Morgan Mortgage Trust, Series
   2006-A2, Class 3A2, 5.68%,
   4/25/36 (a)                           3,558          3,537
JP Morgan Mortgage Trust, Series
   2006-A4, Class 2A2, 5.82%, 6/25/36 (a)  849            852
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class A2, 4.55%,
   7/15/30                                 330            326
Morgan Stanley Capital I, Series
   2004-IQ8, Class A5, 5.11%,
   6/15/40 (a)                           3,200          3,125
Morgan Stanley Dean Witter Capital I,
   Series 2003-TOP9, Class A2, 4.74%,
   11/13/36                              2,590          2,517
Morgan Stanley Mortgage Loan Trust,
   Series 2004-4, Class 3A, 5.00%,
   8/25/19                               1,815          1,778
Residential Accredit Loans, Inc.,
   Series 2004-QA1, Class A1, 5.14%,
   3/25/34  (a) (f)                      1,475          1,463
Residential Accredit Loans, Inc.,
   Series 2005-QA12, Class CB1, 5.73%,
   12/25/35 (a)                          2,690          2,698
Residential Funding Mortgage
   Securities I, Series 2007-S2, Class
   A10, 6.00%, 2/25/37                     430            422
Restructured Assets Certificates,
   Series 2006-9, Class P, 12.07%,
   12/31/49  (a) (b) (d) (e)             2,000          1,732


                                    Continued

                                        PRINCIPAL
                                          AMOUNT         VALUE
                                       ------------  ------------

MORTGAGE-BACKED SECURITIES, CONTINUED
Structured Asset Securities Corp.,
   Series 2004-21XS, Class 2A6B, 5.15%,
   12/25/34                            $ 1,245        $ 1,224
Suntrust Alternative Loan Trust,
   Series 2005-1F, Class B3, 6.07%,
   12/25/35  (a) (d)                     1,387            977
WaMu Mortgage Pass Through
   Certificates, Series 2003-AR9, Class
   1A6, 4.05%, 9/25/33 (a)               5,862          5,822
WaMu Mortgage Pass Through
   Certificates, Series 2004-AR3, Class
   A2, 4.24%, 6/25/34 (a)                1,470          1,451
Wells Fargo Mortgage Backed
   Securities Trust, Series 2003-N,
   Class 2A3, 4.75%, 12/25/33 (a)        1,550          1,518
Wells Fargo Mortgage Backed
   Securities Trust, Series 2005-AR7,
   Class 2A2, 5.14%, 5/25/35 (a)         2,730          2,667
                                                  ------------

TOTAL MORTGAGE-BACKED SECURITIES                       90,953
                                                  ------------

U.S. GOVERNMENT AGENCIES (49.8%)
FANNIE MAE (31.4%)

6.05%, 12/1/08                           2,771          2,789
6.00%, 5/1/17                              164            168
6.50%, 6/1/17                              214            220
6.50%, 8/1/17                              174            179
5.50%, 1/1/18                               12             12
5.50%, 2/1/18                                7              7
6.00%, 5/1/18                              720            733
6.00%, 2/1/22                            1,235          1,256
4.50%, 11/1/22, TBA                      4,200          4,062
5.50%, 2/1/25                            1,205          1,200
5.00%, 5/1/25                            2,002          1,943
7.50%, 6/1/28                              171            182
6.50%, 8/1/28                              202            208
6.50%, 6/1/29                              102            105
6.50%, 4/1/32                              346            356
6.50%, 6/1/32                              675            695
7.00%, 6/1/32                              172            182
6.50%, 7/1/32                              990          1,019
7.00%, 8/1/32                              538            563
7.50%, 12/1/32                              70             74
6.00%, 1/1/33                              335            339
6.50%, 3/1/33                              168            172
6.00%, 8/25/33 (a)                       2,235          2,218
5.50%, 12/25/33                            900            898
5.50%, 5/25/34                           3,150          2,909
7.00%, 9/1/34                               89             93
5.50%, 12/1/34                           4,727          4,668
5.50%, 6/1/35                              641            632
6.00%, 7/1/35                            3,702          3,734
6.00%, 9/1/35                            2,061          2,078

                                    Continued

BOND

OCTOBER 31, 2007 (UNAUDITED)

(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

--------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT         VALUE
                                       ------------  ------------

U.S. GOVERNMENT AGENCIES, CONTINUED

5.00%, 11/1/35                         $ 3,609        $ 3,467
5.50%, 11/1/35                           1,056          1,042
6.00%, 1/1/36                            3,766          3,798
5.17%, 4/25/36  (a) (f)                  5,443          5,417
6.50%, 8/1/36                              970            986
7.00%, 9/1/36                            1,370          1,420
5.50%, 11/1/36                           1,646          1,622
6.00%, 12/1/36                           1,303          1,313
5.50%, 1/1/37                            4,103          4,044
6.00%, 1/1/37                            5,153          5,192
5.50%, 4/25/37                           2,898          2,687
5.00%, 11/1/37, TBA                      7,000          6,718
5.50%, 11/1/37, TBA                      2,000          1,971
                                                  ------------
                                                       73,371
                                                  ------------

FEDERAL HOME LOAN BANK SYSTEM (0.2%)
4.00%, 2/25/10, IO                         570            559
                                                  ------------

FREDDIE MAC (14.8%)

4.00%, 1/15/17                           4,000          3,842
5.00%, 2/15/25                           3,245          3,071
7.00%, 6/1/26                              615            640
6.50%, 1/1/29                            1,353          1,398
7.00%, 1/1/32                              114            120
6.50%, 7/1/32                              223            229
6.50%, 9/1/32                              152            156
5.00%, 8/1/33                              396            381
6.00%, 9/1/33                              499            504
5.00%, 5/1/34                              196            188
6.50%, 5/15/34 (a)                         960            952
4.50%, 6/1/34                              857            799
4.50%, 9/1/34                            1,050            979
5.50%, 3/15/35                           2,770          2,713
5.00%, 7/1/35                              508            488
5.00%, 8/1/35                            1,100          1,057
5.00%, 11/1/35                           4,098          3,937
5.00%, 4/1/36                              465            447
5.00%, 7/1/36                            2,071          1,989
5.49%, 7/15/36  (a) (f)                  1,734          1,738
5.50%, 11/1/37, TBA                      8,000          7,875
5.33%, 3/1/37 (a)                          997            992
                                                  ------------
                                                       34,495
                                                  ------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (3.4%)

0.91%, 4/16/46, IO (a)                  37,011          1,177
0.80%, 5/16/46, IO (a)                  24,645          1,312
3.40%, 5/16/46 (a)                       2,608          1,673
0.91%, 8/16/46, IO (a)                  24,731          1,386
1.00%, 2/16/48, IO (a)                  14,914            878
1.06%, 6/16/49, IO  (a) (d)             21,220          1,407
                                                  ------------
                                                        7,833
                                                  ------------

                                    Continued

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    ------------  ------------

 U.S. GOVERNMENT AGENCIES, CONTINUED
 TOTAL U.S. GOVERNMENT AGENCIES                    $ 116,258
                                                 ------------

 U.S. TREASURY OBLIGATIONS (3.6%)
 U.S. TREASURY BONDS (0.9%)

 4.50%, 2/15/36                            615            590
 4.75%, 2/15/37                          1,500          1,499
                                                  ------------
                                                        2,089
                                                  ------------

 U.S. TREASURY NOTES (0.2%)
 4.50%, 4/30/12                            570            579
                                                 ------------

 U.S. TREASURY STRIPS (2.5%)
 6.12%, 2/15/18 **                       5,000          3,094
 8.21%, 11/15/27 ** (f)                  7,400          2,805
                                                  ------------
                                                        5,899
                                                  ------------

 TOTAL U.S. TREASURY OBLIGATIONS                        8,567
                                                  ------------

                                      SHARES
                                   ------------
 INVESTMENTS IN AFFILIATES (C) (1.7%)
 Fifth Third Institutional Money
    Market Fund                      3,869,938          3,870
                                                  ------------

 TOTAL INVESTMENTS IN AFFILIATES                        3,870
                                                  ------------

 TOTAL INVESTMENTS (COST $257,126) - 108.6%           253,590

 LIABILITIES IN EXCESS OF OTHER ASSETS - (8.6)%       (20,137)
                                                  ------------

 NET ASSETS - 100.0%                                 $253,590
                                                  ============



     NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

**   Rate represents the effective yield at purchase.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2007.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund.

(d) The Fund's securities were fair valued at October 31, (2007) using procedures approved by the Board of Trustees.

(e)  Rate reflected is an investment rate of return.

(f) All or part of this security has been deposited as collateral for TBA securities.


     The following abbreviations are used in the Schedule of Portfolio Investments:
     IO - Interest Only
     TBA - To be announced

                See notes to schedules of portfolio investments.

INTERMEDIATE BOND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

ASSET-BACKED SECURITIES (11.0%)
Aerco, Ltd., Series 2A, Class A3,
   5.55%, 7/15/25  (a) (b)             $ 1,088          $ 908
Alesco Preferred Funding, Ltd.,
   Series 15A, Class C1, 6.36%,
   12/23/37  (a) (b) (d)                 2,000          1,697
Attentus CDO, Ltd., Series 2006-2A,
   Class A3B, 5.80%, 10/9/41, REIT
   (a) (b) (d) (g)                       5,000          4,659
Credit-Based Asset Servicing and
   Securitization LLC, Series 2004-CB8,
   Class AF3, 5.09%, 12/25/35            2,288          2,279
Credit-Based Asset Servicing and
   Securitization LLC, Series 2005-CB7,
   Class AF4, 5.43%, 11/25/35            2,475          2,394
Credit-Based Asset Servicing and
   Securitization LLC, Series 2006-CB1,
   Class AF4, 5.44%, 1/25/36             3,025          2,894
Credit-Based Asset Servicing and
   Securitization LLC, Series 2006-CB2,
   Class AF2, 5.50%, 12/25/36            2,400          2,372
First Franklin Mortgage Loan Asset
   Backed Certificates, Series
   2004-FF11, Class 1A2, 5.22%,
   1/25/35 (a)                              79             75
First Franklin Mortgage Loan Asset
   Backed Certificates, Series 2005-FFA,
   Class M3, 5.52%, 3/25/25                600            445
Flagstar Home Equity Loan Trust,
   Series 2007-1A, Class AF2, 5.77%,
   1/25/35 (b)                           1,915          1,885
Hertz Vehicle Financing LLC, Series
   2005-2A, Class A6, 5.08%, 11/25/11 (b)1,500          1,503
Hyundai Auto Receivables Trust,
   Series 2006-B, Class C, 5.25%,
   5/15/13 (g)                           2,665          2,665
JP Morgan Mortgage Acquisition Corp.,
   Series 2006-WF1, Class A4, 6.13%,
   7/25/36                               3,191          3,085
JP Morgan Mortgage Acquisition Corp.,
   Series 2006-WF1, Class A5, 6.41%,
   7/25/36                               4,286          4,139
Marlin Leasing Receivables LLC,
   Series 2005-1A, Class A4, 4.75%,
   8/15/12 (b)                           3,000          2,988
New Century Home Equity Loan Trust,
   Series 2005-A, Class A5W, 5.29%,
   8/25/35                               4,000          3,720
Popular ABS Mortgage Pass-Through
   Trust, Series 2005-4, Class AF3,
   4.98%, 9/25/35 (a)                    1,580          1,560
Prestige Auto Receivables Trust,
   Series 2006-1A, Class A2, 5.25%,
   6/17/13  (b) (d)                      2,000          1,992

                                    Continued

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

ASSET-BACKED SECURITIES, CONTINUED
Renaissance Home Equity Loan Trust,
   Series 2005-2, Class AF4, 4.93%,
   8/25/35                              $ 2,620       $ 2,567
Renaissance Home Equity Loan Trust,
   Series 2006-1, Class AF4, 6.01%,
   5/25/36                                1,645         1,621
Residential Asset Mortgage Products,
   Inc., Series 2002-RZ3, Class M1,
   5.28%, 8/25/32                           594           579
Residential Funding Mortgage
   Securities II, Inc., Series 2006-HI3,
   Class A4, 6.31%, 6/25/29               1,500         1,455
SACO I, Inc., Series 2005-WM2, Class
   A3, 5.24%, 7/25/35 (a)                    22            22
SACO I, Inc., Series 2006-12, Class
   1M1, 5.18%, 9/25/36 (a)                2,500         1,710
Vanderbilt Acquisition Loan Trust,
   Series 2002-1, Class A4, 6.57%,
   5/7/27 (a)                             2,840         2,935
                                                  ------------

TOTAL ASSET-BACKED SECURITIES                          52,149
                                                  ------------

CORPORATE BONDS (10.3%)
American Express Travel Related
   Services Co., Inc., 5.25%,
   11/21/11 (b)                           1,000         1,000
Ameriprise Financial, Inc., 5.65%,
   11/15/15                               1,480         1,461
Apache Corp., 5.63%, 1/15/17              2,885         2,890
Associated Bank NA, 5.70%,
   6/2/08  (a) (g)                        5,000         5,002
BAC Capital Trust XIII, 6.09%,
   12/31/49 (a)                           2,000         1,835
Bank of America Corp., 5.63%, 10/14/16    2,250         2,247
Burlington Northern Santa Fe Corp.,
   5.65%, 5/1/17                          1,000           989
Caterpillar Financial Services Corp.,
   5.13%, 10/12/11                          950           953
Countrywide Home Loans, Inc., Series
   K, 4.25%, 12/19/07                     1,000           988
Florida Power Corp., Series A, 5.80%,
   9/15/17                                1,000         1,021
Hibernia Corp., 5.35%, 5/1/14             2,845         2,730
HSBC Finance Corp., 6.38%, 10/15/11       2,000         2,067
International Lease Finance Corp.,
   5.88%, 5/1/13                          2,500         2,533
John Deere Capital Corp., 5.50%,
   4/13/17                                1,225         1,220
JPM CHASE CAPITAL XXI, Series U,
   6.31%, 2/2/37 (a)                      1,000           887
KeyBank NA, 4.95%, 9/15/15                2,365         2,220
Manufacturers & Traders Trust Co.,
   3.85%, 4/1/13  (a) (b)                 1,075         1,067

                                    Continued

INTERMEDIATE BOND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)

(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

CORPORATE BONDS, CONTINUED
MassMutual Global Funding II, 3.80%,
   4/15/09 (b)                         $ 1,390        $ 1,371
Mercantile Bankshares Corp., Series
   B, 4.63%, 4/15/13                       500            477
MetLife, Inc., 5.00%, 6/15/15            1,100          1,050
Morgan Stanley, Series F, 6.12%,
   9/7/10 (a)                              900            892
National City Bank, Series BKNT,
   5.25%, 12/15/16 (b)                   1,340          1,288
PPG Industries, Inc., 6.50%, 11/1/07        30             30
Premcor Refining Group, Inc. (The),
   7.50%, 6/15/15, (Callable
   6/15/08 @ 103.75)                     1,500          1,563
Principal Life Global Funding I,
   5.13%, 10/15/13 (b)                   1,090          1,074
Public Service Electric & Gas Co.,
   5.00%, 8/15/14                        1,200          1,165
Regions Financial Corp., 7.00%, 3/1/11   1,275          1,336
Simon Property Group LP, 5.63%,
   8/15/14                               1,790          1,778
Virginia Electric and Power Co.,
   Series B, 5.95%, 9/15/17              1,000          1,021
Wachovia Bank NA, 5.85%, 2/1/37          3,650          3,473
Westpac Capital Trust IV, 5.26%,
   12/29/49  (a) (b) (h)                 1,445          1,349
                                                  ------------

TOTAL CORPORATE BONDS                                  48,977
                                                  ------------

FOREIGN BONDS (0.9%)
Gazprom International SA, 7.20%,
   2/1/20 (b)                            1,826          1,877
I-Preferred Term Securities,
   Ltd./Preferred Term Securities, Inc.,
   7.72%, 12/11/32  (a) (b)              1,000          1,000
I-Preferred Term Securities,
   Ltd./Preferred Term Securities, Inc.,
   7.56%, 5/22/33  (a) (b) (d)           1,000            975
Preferred Term Securities,
   Ltd./Preferred Term Securities, Inc.,
   7.00%, 7/3/32  (a) (b)                  329            329
                                                  ------------

TOTAL FOREIGN BONDS                                     4,180
                                                  ------------

MORTGAGE-BACKED SECURITIES (43.9%)
Banc of America Funding Corp., Series
   2006-G, Class 3A2, 5.75%, 7/20/36 (a) 5,000          5,067
Bear Stearns Alt-A Trust, Series
   2005-9, Class 21A2, 5.77%,
   11/25/35 (a)                          1,490          1,513
Bear Stearns Commercial Mortgage
   Securities, Series 2000-WF2, Class
   A1, 7.11%, 10/15/32 (a)                 394            396

                                    Continued

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

MORTGAGE-BACKED SECURITIES, CONTINUED
Bear Stearns Commercial Mortgage
   Securities, Series 2004-T16, Class
   A6, 4.75%, 2/13/46 (a)              $ 3,500       $ 3,344
Chase Commercial Mortgage Securities
   Corp., Series 1998-1, Class A2,
   6.56%, 5/18/30                        2,349         2,350
Chase Mortgage Finance Corp., Series
   2006-A1, Class 4A1, 6.05%,
   9/25/36 (a)                           8,986         9,025
Chase Mortgage Finance Corp., Series
   2006-S2, Class 2A6, 6.00%, 10/25/36   5,105         5,097
Chaseflex Trust, Series 2006-1, Class
   A4, 6.30%, 6/25/36 (a)                7,344         7,525
Chaseflex Trust, Series 2006-1, Class
   A6, 6.29%, 6/25/36 (a)                5,265         5,315
Chaseflex Trust, Series 2006-2, Class
   A4, 6.34%, 9/25/36 (a)                5,100         5,084
Citigroup Commercial Mortgage Trust,
   Series 2005-EMG, Class A3, 4.38%,
   9/20/51  (b) (g)                      5,000         4,880
Commercial Mortgage Asset Trust,
   Series 1999-C1, Class B, 7.23%,
   1/17/32 (a)                           1,620         1,761
Countrywide Alternative Loan Trust,
   Series 2004-2CB, Class 1A1, 4.25%,
   3/25/34                               2,804         2,742
Crown Castle Towers LLC, Series
   2005-1A, Class AFX, 4.64%,
   6/15/35 (b)                           4,000         3,943
Crown Castle Towers LLC, Series
   2006-1A, Class E, 6.07%, 11/15/36
   (b) (d)                               3,300         3,214
CS First Boston Mortgage Securities
   Corp., Series 2001-CK3, Class A4,
   6.53%, 6/15/34                        2,922         3,039
CS First Boston Mortgage Securities
   Corp., Series 2002-CKN2, Class C1,
   6.38%, 4/15/37 (a)                    1,180         1,220
Deutsche ALT-A Securities, Inc.
   Alternate Loan Trust, Series 2005-4,
   Class A2, 5.05%, 9/25/35 (a)          1,610         1,602
Deutsche Mortgage Securities, Inc.,
   Series 2005-WF1, Class 1A1, 5.07%,
   6/26/35 (a)                           1,397         1,392
Deutsche ALT-A Securities, Inc.
   Alternate Loan Trust, Series
   2006-AB3, Class A3, 6.51%,
   7/25/36  (a) (d)                      2,575         2,369
Deutsche ALT-A Securities, Inc.
   Alternate Loan Trust, Series
   2006-AB4, Class A3A1, 5.90%,
   10/25/36  (a) (d)                     5,425         5,100
GE Capital Commercial Mortgage Corp.,
   Series 2000-1, Class A2, 6.50%,
   1/15/33                               2,549         2,634

                                    Continued

INTERMEDIATE BOND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)

(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

MORTGAGE-BACKED SECURITIES, CONTINUED
Global Signal Trust, Series 2006-1,
   Class D, 6.05%, 2/15/36  (b) (d)    $ 3,000        $ 2,977
GS Mortgage Securities Corp. II,
   Series 2004-C1, Class B, 4.46%,
   12/10/10 (a)                          2,740          2,688
GS Mortgage Securities Corp. II,
   Series 2004-C1, Class C, 4.52%,
   1/10/11 (a)                           4,093          4,020
Homebanc Mortgage Trust, Series
   2004-1, Class 2M2, 6.02%, 8/25/29 (a)   444            445
Homebanc Mortgage Trust, Series
   2006-1, Class 2A1, 5.99%, 4/25/37 (a) 3,684          3,738
JP Morgan Alternative Loan Trust,
   Series 2005-S1, Class 1A2, 5.50%,
   12/25/35                              1,980          1,967
JP Morgan Alternative Loan Trust,
   Series 2006-S1, Class 1A18, 6.00%,
   3/25/36                               3,802          3,732
JP Morgan Alternative Loan Trust,
   Series 2006-S2, Class A3, 5.92%,
   5/25/36                               4,730          4,655
JP Morgan Alternative Loan Trust,
   Series 2006-S3, Class A3A, 6.00%,
   8/25/36                               4,529          4,523
JP Morgan Alternative Loan Trust,
   Series 2006-S3, Class A7, 6.24%,
   8/25/36                               5,245          5,292
JP Morgan Alternative Loan Trust,
   Series 2006-A4, Class A7, 6.30%,
   9/25/36 (a)                           5,000          5,082
JP Morgan Alternative Loan Trust,
   Series 2006-A4, Class A9, 6.30%,
   9/25/36 (a)                           3,895          3,986
JP Morgan Alternative Loan Trust,
   Series 2006-A5, Class 2A6, 5.80%,
   10/25/36 (a)                          5,640          5,640
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2001-C1,
   Class A3, 5.86%, 10/12/35             3,390          3,462
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2003-CB6,
   Class A2, 5.26%, 7/12/37 (a)          4,460          4,422
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2003-LN1,
   Class A2, 4.92%, 10/15/37  (a) (g)    6,680          6,496
JP Morgan Mortgage Trust, Series
   2005-A1, Class 3A4, 5.03%, 2/25/35 (a)6,218          6,015
JP Morgan Mortgage Trust, Series
   2005-A2, Class 5A1, 4.35%, 4/25/35 (a)3,602          3,512
JP Morgan Mortgage Trust, Series
   2005-A3, Class 11A1, 4.49%,
   6/25/35 (a)                           3,734          3,649


                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

MORTGAGE-BACKED SECURITIES, CONTINUED
JP Morgan Mortgage Trust, Series
   2006-A2, Class 3A2, 5.68%,
   4/25/36 (a)                         $ 4,681       $ 4,654
JP Morgan Mortgage Trust, Series
   2006-A7, Class 3A2, 5.95%,
   1/25/37  (a) (d)                      5,075         5,095
JP Morgan Mortgage Trust, Series
   2007-A2, Class 3A3, 5.87%,
   4/25/37 (a)                           4,900         5,071
LB-UBS Commercial Mortgage Trust,
   Series 2003-C8, Class A4, 5.12%,
   11/15/32 (a)                          2,924         2,877
Morgan Stanley Capital I, Series
   2005-IQ10, Class AJ, 5.29%,
   9/15/42 (a)                           2,759         2,641
Nomura Asset Securities Corp., Series
   1998-D6, Class A2, 6.79%, 2/15/13 (a) 1,000         1,097
Nomura Asset Securities Corp., Series
   1998-D6, Class A4, 7.37%, 3/15/30 (a) 1,600         1,795
Nomura Asset Acceptance Corp., Series
   2004-AR4, Class 1A2, 4.90%,
   12/25/34 (a)                          1,019         1,009
Nomura Asset Acceptance Corp., Series
   2005-AR1, Class 1A2, 5.34%,
   2/25/35 (a)                           1,929         1,926
Nomura Asset Acceptance Corp., Series
   2005-AR2, Class 2A2, 5.55%,
   5/25/35 (a)                           1,422         1,425
Nomura Asset Acceptance Corp., Series
   2005-AR3, Class 3A2, 5.65%,
   7/25/35 (a)                           2,013         2,027
Nomura Asset Acceptance Corp., Series
   2005-AR5, Class 2A2, 5.64%,
   10/25/35 (a)                          1,472         1,480
Nomura Asset Acceptance Corp., Series
   2006-AF1, Class 3A2, 6.62%,
   6/25/36 (a)                           2,560         2,617
Restructured Assets Certificates,
   Series 2006-9, Class P, 12.07%,
   12/31/49  (a) (b) (d) (e)             3,250         2,814
Salomon Brothers Mortgage Securities
   VII, Inc., Series 2002-KEY2, Class
   A3, 4.87%, 3/18/36                    2,270         2,231
Salomon Brothers Mortgage Securities
   VII, Inc., Series 2002-KEY2, Class C,
   5.05%, 3/18/36 (a)                    1,417         1,397
SBA CMBS Trust, Series 2006-1A, Class
   D, 5.85%, 11/15/36 (b)                3,100         3,022
SBA CMBS Trust, Series 2006-1A, Class
   E, 6.17%, 11/15/36 (b)                1,350         1,320
Squared CDO, Ltd., Series 2007-1A,
   Class B, 7.36%, 5/11/57  (a) (b) (d)  4,000         1,600
Suntrust Alternative Loan Trust,
   Series 2005-1F, Class B3, 6.07%,
   12/25/35  (a) (d)                     1,790         1,261

INTERMEDIATE BOND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)

(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

--------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

MORTGAGE-BACKED SECURITIES, CONTINUED
Trapeza CDO I LLC, Series 2006-11A,
   Class A2, 5.67%, 10/10/41
   (a) (b) (d)                          $5,000        $ 3,650
Wells Fargo Mortgage Backed
   Securities Trust, Series 2003-N,
   Class 2A3, 4.75%, 12/25/33 (a)        2,545          2,493
                                                  ------------

TOTAL MORTGAGE-BACKED SECURITIES                      208,415
                                                  ------------

U.S. GOVERNMENT AGENCIES (22.4%)
FANNIE MAE (4.8%)
6.25%, 1/25/08                              15             15
5.50%, 11/9/11                           2,345          2,336
6.50%, 7/1/16                              562            578
5.50%, 12/25/20                          2,627          2,622
6.00%, 2/1/22                            2,522          2,566
5.18%, 8/1/34 (a)                          119            119
6.00%, 12/1/36                          14,692         14,803
                                                  ------------
                                                       23,039
                                                  ------------

FEDERAL FARM CREDIT BANK (0.5%)
5.15%, 12/20/11                          2,425          2,427
                                                  ------------

FEDERAL HOME LOAN BANK (1.2%)
5.73%, 12/28/09                          5,000          5,009
5.13%, 11/15/10                            830            830
                                                  ------------
                                                        5,839
                                                  ------------

FREDDIE MAC (8.8%)
5.25%, 12/14/11                          2,000          2,002
5.00%, 8/15/12                           2,275          2,310
4.65%, 10/10/13                          1,300          1,275
4.00%, 1/15/17                           3,500          3,362
6.00%, 12/15/21                          4,655          4,707
6.50%, 5/15/34 (a)                       1,008            999
5.50%, 3/15/35                           2,735          2,679
5.83%, 10/1/36 (a)                       2,636          2,658
6.10%, 1/1/37 (a)                        5,721          5,773
6.13%, 2/1/37 (a)                        5,517          5,559
5.94%, 3/1/37 (a)                        6,773          6,851
5.72%, 4/1/37 (a)                        3,620          3,662
                                                  ------------
                                                       41,837
                                                  ------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (7.1%)
9.50%, 12/15/09                            492            503
4.42%, 8/16/12                          10,250         10,029
5.30%, 7/16/28 (a)                       3,000          3,003
4.82%, 10/16/29 (a)                      2,660          2,622
5.32%, 8/16/30 (a)                       2,560          2,567
5.03%, 11/16/33 (a)                      5,640          5,492
0.95%, 6/17/45, IO (a)                  10,386            521
0.52%, 3/16/46, IO (a)                  13,808            538
0.91%, 4/16/46, IO (a)                  24,349            774

                                    Continued

                                     PRINCIPAL
                                       AMOUNT                VALUE
                                    -----------          ------------

U.S. GOVERNMENT AGENCIES, CONTINUED
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION
0.80%, 5/16/46, IO (a)                $ 19,557              $ 1,041
0.91%, 8/16/46, IO (a)                   9,882                  554
1.06%, 2/16/48, IO (a)                  54,430                2,975
1.07%, 6/16/49, IO  (a) (d)             45,419                3,011
                                                 -------------------
                                                             33,630
                                                 -------------------

TOTAL U.S. GOVERNMENT AGENCIES                              106,772
                                                 -------------------

U.S. TREASURY OBLIGATIONS (6.9%)
U.S. TREASURY INFLATION PROTECTED
   SECURITIES (2.8%)
2.00%, 1/15/14 (f)                       8,187                8,180
2.63%, 7/15/17 (f)                       5,016                5,241
                                                 -------------------
                                                             13,421
                                                 -------------------

U.S. TREASURY NOTES (4.1%)
4.50%, 5/15/17                           5,500                5,516
4.75%, 8/15/17                          11,680               11,937
5.00%, 5/15/37                           2,000                2,080
                                                 -------------------
                                                             19,533
                                                 -------------------

TOTAL U.S. TREASURY OBLIGATIONS                              32,954
                                                 -------------------

DEMAND NOTE (A) (0.2%)
Alabama Power Capital Trust V, 5.50%,
   10/1/42                                 874                  884
                                                 -------------------

TOTAL DEMAND NOTE                                               884
                                                 -------------------

                                       SHARES
                                    -------------
INVESTMENTS IN AFFILIATES (C) (7.1%)
Fifth Third Institutional Money
   Market Fund                      33,736,153                 33,736
                                                   -------------------

TOTAL INVESTMENTS IN AFFILIATES                                33,736
                                                   -------------------

TOTAL INVESTMENTS (COST $494,634) - 102.7%                    488,067

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7)%                (12,718)
                                                   -------------------

NET ASSETS - 100.0%                                         $ 475,349
                                                   ===================




                                    Continued

INTERMEDIATE BOND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2007.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund.

(d) The Fund's securities were fair valued at October 31, (2007) using procedures approved by the Board of Trustees.

(e)  Rate reflected is an investment rate of return.

(f)  Treasury Inflation Protected Securities. A U.S. Treasury
      Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

(g) All or part of this security has been deposited as collateral for when issued or delayed delivery transactions.

(h) Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

The following abbreviations are used in the Schedule of Portfolio Investments:
IO - Interest Only
REIT - Real Estate Investment Trust

                                       60

                See notes to schedules of portfolio investments.

SHORT TERM BOND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

------------------------------------------------------------

                                    Principal
                                     Amount        Value
                                   ------------  -----------

ASSET-BACKED SECURITIES (19.3%)
Banc of America Securities Auto
   Trust, Series 2005-WF1, Class A4,
   4.08%, 4/18/10                      $ 3,000      $ 2,981
Bank One Issuance Trust, Series
   2004-A1, Class A1, 3.45%, 10/17/11      810          797
Bay View Auto Trust, Series 2005-LJ2,
   Class A4, 4.55%, 2/25/14              2,000        1,994
Capital One Auto Finance Trust,
   Series 2006-C, Class A3A, 5.07%,
   7/15/11                               2,000        2,003
Chase Issuance Trust, Series
   2005-A10, Class A10, 4.65%, 12/17/12  3,000        2,986
CNH Equipment Trust, Series 2005-A,
   Class A3, 4.02%, 4/15/09                500          499
GE Capital Credit Card Master Note
   Trust, Series 2005-3, Class A, 4.13%,
   6/15/13                               2,000        1,966
GMAC Mortgage Corp. Loan Trust,
   Series 2004-HE2, Class A3, 4.24%,
   10/25/33 (a)                          3,737        3,619
GMAC Mortgage Corp. Loan Trust,
   Series 2005-HE2, Class A3, 4.62%,
   11/25/35 (a)                          1,727        1,710
GMAC Mortgage Corp. Loan Trust,
   Series 2006-HE2, Class A2, 6.18%,
   5/25/36                               3,000        2,975
Harley-Davidson Motorcycle Trust,
   Series 2004-2, Class B, 2.96%, 2/15/12  654          644
Harley-Davidson Motorcycle Trust,
   Series 2006-2, Class A2, 5.35%,
   3/15/13                               3,305        3,330
Harley-Davidson Motorcycle Trust,
   Series 2007-3, Class A2A, 5.34%,
   9/15/10                               2,000        2,004
Hertz Vehicle Financing LLC, Series
   2005-2A, Class A2, 4.93%, 2/25/10 (b) 3,375        3,377
Hyundai Auto Receivables Trust,
   Series 2005-A, Class A4, 4.18%,
   2/15/12                               3,000        2,969
Long Beach Auto Receivables Trust,
   Series 2005-B, Class A3, 4.41%,
   5/15/10                               1,267        1,264
MBNA Master Credit Card Trust, Series
   1999-B, Class A, 5.90%, 8/15/11       3,000        3,046
Navistar Financial Corp. Owner Trust,
   Series 2003-B, Class A4, 3.25%,
   10/15/10                              2,457        2,445
Navistar Financial Corp. Owner Trust,
   Series 2003-B, Class B, 3.79%,
   10/15/10                                549          546
Nissan Auto Lease Trust, Series
   2006-A, Class A4, 5.10%, 7/16/12      4,000        4,022

                         Continued


                                    Principal
                                     Amount        Value
                                   ------------  -----------

ASSET-BACKED SECURITIES, CONTINUED
Nordstrom Private Label Credit Card
   Master Note Trust, Series 2007-1A,
   Class A, 4.92%, 5/15/13  (b) (d)    $ 3,000      $ 3,017
SVO VOI Mortgage Corp., Series
   2005-AA, Class A, 5.25%, 2/20/21
   (b) (d)                               1,162        1,147
Wachovia Auto Owner Trust, Series
   2005-A, Class A4, 4.23%, 11/21/11     3,500        3,478
                                                 -----------

TOTAL ASSET-BACKED SECURITIES                        52,819
                                                 -----------

CORPORATE BONDS (12.7%)
Bear Stearns Cos., Inc. (The), 7.63%,
   12/7/09                               2,500        2,600
CenterPoint Energy Resources Corp.,
   6.50%, 2/1/08                         1,600        1,600
Comcast Cable Communications LLC,
   6.88%, 6/15/09                        1,250        1,282
Countrywide Home Loans, Inc., 5.63%,
   7/15/09                                 250          225
Countrywide Home Loans, Inc., Series
   K, 4.25%, 12/19/07                      500          494
General Electric Capital Corp.,
   5.25%, 10/27/09                       6,000        6,059
Goldman Sachs Group, Inc. (The),
   6.65%, 5/15/09                        3,000        3,064
HSBC Bank USA NA, Series BKNT, 3.88%,
   9/15/09                               3,000        2,940
HSBC Finance Corp., 4.75%, 5/15/09       3,000        2,978
International Lease Finance Corp.,
   4.75%, 7/1/09                         3,000        2,961
Lehman Brothers Holdings, Inc.,
   4.25%, 1/27/10                        3,000        2,908
Protective Life Secured Trusts,
   3.70%, 11/24/08                       1,590        1,561
Wachovia Corp., 4.38%, 6/1/10            3,000        2,954
Wells Fargo & Co., 4.20%, 1/15/10        3,000        2,954
                                                 -----------

TOTAL CORPORATE BONDS                                34,580
                                                 -----------

FOREIGN BONDS (3.2%)
Australian Gas Light Co., Ltd.,
   6.40%, 4/15/08 (b)                    3,210        3,229
BP Capital Markets PLC, 4.88%, 3/15/10   3,000        3,021
Daimler Finance North America LLC,
   4.75%, 1/15/08                        1,500        1,498
Pemex Finance, Ltd., Series 1999,
   Class NT, 9.69%, 8/15/09 (d)            324          337
Telecom Italia Capital SA, Series A,
   4.00%, 11/15/08                         650          642
                                                 -----------

TOTAL FOREIGN BONDS                                   8,727
                                                 -----------

                         Continued

SHORT TERM BOND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
------------------------------------------------------------

                                    Principal
                                     Amount        Value
                                   ------------  -----------

MORTGAGE-BACKED SECURITIES (32.8%)
Banc of America Commercial Mortgage,
   Inc., Series 2004-4, Class A3, 4.13%,
   7/10/42                             $ 2,500      $ 2,463
Banc of America Mortgage Securities,
   Inc., Series 2004-F, Class 2A6,
   4.15%, 7/25/34 (a)                    2,500        2,458
Banc of America Mortgage Securities,
   Inc., Series 2004-F, Class 2A7,
   4.15%, 7/25/34 (a)                    2,994        2,955
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2004-1, Class 13A3,
   4.78%, 4/25/34 (a)                    2,843        2,839
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2005-4, Class 2A2,
   4.57%, 8/25/35 (a)                    3,000        2,964
Bear Stearns Asset Backed Securities
   Trust, Series 2003-AC7, Class A2,
   5.25%, 1/25/34                        1,203        1,185
Bear Stearns Commercial Mortgage
   Securities, Series 2000-WF2, Class
   A1, 7.11%, 10/15/32 (a)                 533          536
Chase Commercial Mortgage Securities
   Corp., Series 1997-2, Class D, 6.60%,
   12/19/29                              2,373        2,367
Chase Mortgage Finance Corp., Series
   2005-A1, Class 2A2, 5.24%,
   12/25/35 (a)                          2,651        2,642
Countrywide Alternative Loan Trust,
   Series 2004-2CB, Class 1A1, 4.25%,
   3/25/34                               1,597        1,562
Countrywide Alternative Loan Trust,
   Series 2005-14, Class 1A1, 3.30%,
   5/25/35 (a)                           1,661        1,657
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2004-HYB5,
   Class 4A1, 5.01%, 4/20/35 (a)         1,999        1,993
CS First Boston Mortgage Securities
   Corp., Series 2001-CK6, Class A2,
   6.10%, 8/15/36                          830          834
CS First Boston Mortgage Securities
   Corp., Series 2004-C3, Class A3,
   4.30%, 7/15/36                        2,500        2,469
GE Capital Commercial Mortgage Corp.,
   Series 2005-C1, Class A2, 4.35%,
   6/10/48                               2,750        2,705
GMAC Commercial Mortgage Securities,
   Inc., Series 1999-C2, Class B, 7.14%,
   9/15/33 (a)                           3,250        3,344
Greenwich Capital Commercial Funding
   Corp., Series 2004-GG1, Class A2,
   3.84%, 6/10/36                            2            2


                         Continued

                                    Principal
                                     Amount        Value
                                   ------------  -----------

MORTGAGE-BACKED SECURITIES, CONTINUED
Greenwich Capital Commercial Funding
   Corp., Series 2005-GG3, Class A2,
   4.31%, 8/10/42                      $ 3,000      $ 2,951
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A3, 4.60%,
   8/10/38                               2,500        2,482
Harborview Mortgage Loan Trust,
   Series 2004-5, Class 2A6, 3.94%,
   6/19/34 (a)                           5,730        5,670
Homebanc Mortgage Trust, Series
   2004-2, Class A2, 5.32%, 12/25/34 (a) 1,424        1,422
Homebanc Mortgage Trust, Series
   2006-1, Class 1A1, 6.11%, 4/25/37 (a) 2,273        2,312
IMPAC Commercial Holdings, Inc.,
   Series 1998-C1, Class D, 7.58%,
   8/20/30                               3,500        3,521
Indymac Index Mortgage Loan Trust,
   Series 2006-AR29, Class A2, 4.95%,
   11/25/36 (a)                          1,020        1,013
JP Morgan Alternative Loan Trust,
   Series 2006-S2, Class A2, 5.81%,
   5/25/36                               2,075        2,069
JP Morgan Alternative Loan Trust,
   Series 2006-S3, Class A2A, 5.87%,
   8/25/36                               3,000        3,001
JP Morgan Mortgage Trust, Series
   2005-A1, Class 3A3, 4.90%,
   2/25/35 (a)                           2,421        2,395
JP Morgan Mortgage Trust, Series
   2005-A2, Class 5A1, 4.35%,
   4/25/35 (a)                           2,188        2,133
JP Morgan Mortgage Trust, Series
   2005-A3, Class 7CA1, 5.11%,
   6/25/35 (a)                           3,631        3,618
JP Morgan Mortgage Trust, Series
   2006-A3, Class 2A1, 5.62%,
   5/25/36 (a)                           2,961        2,964
JP Morgan Mortgage Trust, Series
   2006-A4, Class 2A2, 5.82%,
   6/25/36 (a)                           2,674        2,685
JP Morgan Mortgage Trust, Series
   2007-A2, Class 4A1M, 5.81%,
   4/25/37 (a)                           2,804        2,823
Merrill Lynch Mortgage Investors,
   Inc., Series 2003-A1, Class 2A,
   4.53%, 12/25/32 (a)                     295          301
Provident Funding Mortgage Loan
   Trust, Series 2005-2, Class 2A1A,
   4.70%, 10/25/35 (a)                   2,394        2,372
RAAC Series, Series 2005-SP1, Class
   2A2, 5.25%, 9/25/34                   2,312        2,265
Residential Funding Mortgage
   Securities I, Series 2007-SA1, Class
   1A1, 5.73%, 2/25/37 (a)               4,043        4,071
WaMu Mortgage Pass Through
   Certificates, Series 2003-AR10, Class
   A4, 4.06%, 10/25/33 (a)                 992          989

                         Continued

SHORT TERM BOND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

------------------------------------------------------------

                                    Principal
                                     Amount        Value
                                   ------------  -----------

MORTGAGE-BACKED SECURITIES, CONTINUED
Wells Fargo Mortgage Backed
   Securities Trust, Series 2005-AR10,
   Class 2A14, 4.11%, 6/25/35 (a)      $ 3,500      $ 3,461
                                                 -----------

TOTAL MORTGAGE-BACKED SECURITIES                     89,493
                                                 -----------

MUNICIPAL BONDS (0.2%)
OHIO (0.2%)
State Economic Enterprise, Series 3,
   4.05%, 3/1/11                           575          560
                                                 -----------

TOTAL MUNICIPAL BONDS                                   560
                                                 -----------

U.S. GOVERNMENT AGENCIES (24.4%)
FANNIE MAE (4.7%)
4.65%, 12/25/12, IO                      2,742        2,724
5.00%, 2/25/25                           4,000        3,993
4.69%, 4/1/33 (a)                        2,027        2,020
5.14%, 9/1/34 (a)                        2,359        2,368
4.95%, 4/1/35 (a)                        1,592        1,585
                                                 -----------
                                                     12,690
                                                 -----------

FEDERAL HOME LOAN BANK (2.7%)
5.00%, 9/18/09                           4,500        4,553
4.75%, 10/25/10, IO                      2,805        2,789
                                                 -----------
                                                      7,342

FREDDIE MAC (9.2%)
4.25%, 7/15/09                           2,000        1,996
4.88%, 2/9/10                            7,000        7,079
5.00%, 9/15/25                           3,668        3,661
4.50%, 7/15/28                           3,611        3,580
3.98%, 3/1/34 (a)                        2,093        2,055
4.68%, 7/1/35 (a)                        3,607        3,570
5.72%, 4/1/37 (a)                        3,248        3,286
                                                 -----------
                                                     25,227
                                                 -----------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (7.8%)
2.87%, 2/16/20                           4,080        4,017
3.27%, 1/16/23                           2,233        2,178
5.99%, 2/16/24 (a)                       1,327        1,343
3.72%, 12/16/26                          3,199        3,136
4.00%, 5/16/27                           2,344        2,295
4.29%, 1/16/30                           2,894        2,858
4.09%, 8/16/30                           2,168        2,129
3.95%, 11/16/30                          3,439        3,366
                                                 -----------
                                                     21,322
                                                 -----------

TOTAL U.S. GOVERNMENT AGENCIES                       66,581
                                                 -----------


                                    Continued

                                    Principal
                                     Amount        Value
                                   ------------  -----------

U.S. TREASURY OBLIGATIONS (6.1%)
U.S. TREASURY INFLATION PROTECTED
   SECURITIES (2.0%)
0.88%, 4/15/10 (e)                     $ 5,488      $ 5,362

U.S. Treasury Notes (4.1%)
4.88%, 8/15/09                           3,000        3,046
4.50%, 5/15/10                           4,000        4,057
4.50%, 11/15/10                          4,000        4,059
                                                 -----------
                                                     11,162
                                                 -----------

TOTAL U.S. TREASURY OBLIGATIONS                      16,524
                                                 -----------

                                     Shares
                                   ------------
INVESTMENTS IN AFFILIATES  (C) (1.2%)
Fifth Third Institutional Money
   Market Fund                       3,274,537        3,275
                                                 -----------

TOTAL INVESTMENTS IN AFFILIATES                       3,275
                                                 -----------

TOTAL INVESTMENTS (COST $272,964) - 99.9%           272,559


OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%            323

NET ASSETS - 100.0%                                $272,882
                                                 ===========



Notes to Schedule of Portfolio Investments

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2007.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund.

(d) The Fund's securities were fair valued at October 31, (2007) using procedures approved by the Board of Trustees.

(e) Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

The following abbreviation is used in the Schedule of Portfolio Investments:
IO - Interest Only




                See notes to schedules of portfolio investments.

U.S. GOVERNMENT BOND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007(UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

--------------------------------------------------------------

                                    PRINCIPAL
                                      AMOUNT         VALUE
                                    -----------   ------------

U.S. GOVERNMENT AGENCIES (81.4%)
FANNIE MAE (10.3%)
6.25%, 1/25/08                            $ 31           $ 30
4.32%, 1/1/35 (a)                        2,103          2,075
5.12%, 8/25/44 (a)                         970            959
                                                  ------------
                                                        3,064
                                                  ------------

FANNIE MAE PREPAYMENT LINK NOTE (5.0%)
4.62%, 4/25/10, IO                         919            918
4.40%, 12/25/12, IO                        577            569
                                                  ------------
                                                        1,487
                                                  ------------

FEDERAL HOME LOAN BANK SYSTEM (4.9%)
4.75%, 10/25/10, IO                        771            767
4.84%, 1/25/12, IO                         713            704
                                                  ------------
                                                        1,471
                                                  ------------

FREDDIE MAC (24.0%)
5.50%, 7/15/10                             823            825
4.00%, 12/15/21                            138            138
2.11%, 7/15/32, IO (a)                  11,059            696
5.00%, 1/15/34                           1,000            936
6.50%, 5/15/34 (a)                         960            952
5.50%, 7/15/35, PO                       1,977          1,869
5.64%, 9/15/36 (a)                       1,763          1,762
                                                  ------------
                                                        7,178
                                                  ------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (21.9%)
3.59%, 11/16/17                            262            259
3.96%, 9/16/21                             632            623
3.27%, 1/16/23                             675            658
4.39%, 5/16/23                             776            768
5.50%, 2/20/31                           2,000          1,995
5.50%, 12/20/32                          1,000            973
5.50%, 11/20/33                          1,000            962
0.94%, 6/17/45, IO (a)                   2,829            142
1.06%, 2/16/48, IO (a)                   3,299            180
                                                  ------------
                                                        6,560
                                                  ------------

SMALL BUSINESS ADMINISTRATION (11%)
4.94%, 8/10/15                           3,326          3,285
                                                  ------------

U.S. TREASURY NOTES (4.3%)
4.75%, 8/15/17                           1,270          1,298
                                                  ------------

TOTAL U.S. GOVERNMENT AGENCIES                         24,343
                                                  ------------

U.S. TREASURY OBLIGATIONS (1.0%)
U.S. TREASURY NOTES (1.0%)
4.50%, 11/15/10                            300            304
                                                  ------------

TOTAL U.S. TREASURY OBLIGATIONS                           304
                                                  ------------

                                    Continued

                                      SHARES         VALUE
                                    -----------   ------------

INVESTMENTS IN AFFILIATES (B) (17.1%)
Fifth Third Institutional Government
   Money Market Fund                 5,094,055        $ 5,094
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                         5,094
                                                  ------------

TOTAL INVESTMENTS (COST $29,966) - 99.5%               29,741

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%              163
                                                  ------------

NET ASSETS - 100.0%                                   $29,904
                                                  ============

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2007.

(b)  Investment is in Institutional Shares of underlying fund.

The following abbreviations are used in the Schedule of Portfolio Investments:
IO - Interest Only
PO - Principal Only

      See notes to schedules of portfolio investments.

MUNICIPAL BOND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

MUNICIPAL BONDS (91.1%)
ARIZONA (3.7%)
Mesa Street and Highway, FSA, 5.25%,
   7/1/23                                $ 600          $ 670
Tucson Water, MBIA, 4.25%, 7/1/21,
   (Callable 7/1/16 @ 100)               1,000          1,008
                                                  ------------
                                                        1,678
                                                  ------------

CALIFORNIA (13.1%)
California Polytechnical Pomona
   Foundation, Inc., MBIA, 5.50%,
   2/1/20, (Prerefunded 2/1/11 @ 101)      265            284
La Canada Unified School District,
   GO, Series A, MBIA, 5.50%, 8/1/24,
   (Callable 8/1/14 @ 100)               1,000          1,087
Long Beach Community College
   District, GO, Series B, FGIC, 5.00%,
   5/1/30, (Callable 5/1/15 @ 100)       1,000          1,040
Los Angeles Unified School District,
   GO, Series A-2, FGIC, 4.50%, 7/1/22,
   (Callable 7/1/17 @ 100)               1,000          1,006
Placentia-Yorba Linda Unified School
   District, GO, Series B, FGIC, 5.38%,
   8/1/22, (Callable 8/1/14  @ 100)      1,000          1,077
Sacramento County Sanitation
   District, Series A, 6.00%, 12/1/15,
   (Callable 12/1/10 @ 101)                250            270
State Public Works Board, FGIC,
   5.25%, 11/1/19                        1,020          1,132
                                                  ------------
                                                        5,896
                                                  ------------

COLORADO (4.7%)
Denver City and County Airport,
   Series D, AMT, FSA, 5.00%, 11/15/08   1,020          1,035
Douglas County School District No.,
   Re-1, GO, FGIC, 5.75%, 12/15/21,
   (Callable 12/15/14 @ 100)             1,000          1,102
                                                  ------------
                                                        2,137
                                                  ------------

FLORIDA (2.3%)
Volusia County School Board, CP,
   Series A, FSA, 5.00%, 8/1/19,
   (Callable 8/1/15 @ 100)               1,010          1,059
                                                  ------------

ILLINOIS (7.1%)
Chicago Metropolitan Water
   Reclamation District-Greater Chicago
   Capital Improvements, GO, ETM, 7.25%,
   12/1/12                                 500            586
City of Chicago Single Family
   Mortgage, Series A, AMT, GNMA-FNMA,
   4.70%, 10/1/17, (Callable
   4/1/09 @ 102)                           130            131

                          Continued

                                          PRINCIPAL
                                            AMOUNT         VALUE
                                         -----------   ------------

 MUNICIPAL BONDS, CONTINUED
 ILLINOIS, CONTINUED
 Development Finance Authority,
    Elmhurst Community School, FSA,
    6.38%, 1/1/17, (Prerefunded
    1/1/11 @ 100)                      $ 1,700       $ 1,845
 Finance Authority Metropolis Project,
    5.00%, 12/1/14, (Callable
    12/1/13 @ 100)                         300           309
 State of Illinois, GO, FGIC, 5.88%,
    10/1/17, (Callable 10/1/09 @ 100)      300           313
                                                 ------------
                                                       3,184
                                                 ------------


 Finance Authority, Drake University
    Project, MBIA, 6.50%, 12/1/11        2,055         2,210
                                                 ------------

 KANSAS (4.1%)
 Geary County Unified School District
    No. 475, GO, MBIA, 5.25%, 9/1/17,
    (Callable 9/1/15 @ 100)              1,675         1,838
                                                 ------------

 KENTUCKY (0.6%)
 Kentucky Housing Corp., Series A,
    4.00%, 1/1/08, AMT                     250           250
                                                 ------------

 LOUISIANA (2.4%)
 State Citizens Property Insurance
    Corp., Series B, AMBAC, 5.00%,
    6/1/18, (Callable 6/1/16 @ 100)      1,000         1,065
                                                 ------------

 MICHIGAN (8.7%)
 Detroit Water Supply System, Series
    A, FSA, 5.00%, 7/1/16                1,000         1,075
 Higher Education Student Loan
    Authority, AMT, Series XII-W, AMBAC,
    4.75%, 3/1/09                        1,000         1,015
 State Hospital Finance Authority,
    Henry Ford Health System, 5.00%,
    11/15/20, (Callable 11/15/16 @ 100)    500           517
 State of Michigan, Grant Antic
    Buildings, FSA, 5.25%, 9/15/20,
    (Callable 9/15/17 @ 100)               250           274
 Strategic Fund, Hope Network Project,
    Series B, 5.13%, 9/1/13, (LOC: First
    of America Bank), (Callable
    9/1/08 @ 102)                        1,000         1,030
                                                 ------------
                                                       3,911
                                                 ------------

 MINNESOTA (2.3%)
 State Municipal Power Agency, 5.00%,
    10/1/30, (Callable 10/1/15 @ 100)    1,000         1,022
                                                 ------------


                              Continued

MUNICIPAL BOND

OCTOBER 31, 2007 (UNAUDITED)

(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
NEBRASKA (3.5%)
City of Omaha, GO, Series A, ETM,
   6.50%, 12/1/13                      $ 1,365        $ 1,579
                                                  ------------

NEW MEXICO (1.8%)
Mortgage Finance Authority, Single
   Family Mortgage, AMT,
   GNMA-FNMA-FHLMC, 5.50%, 7/1/36,
   (Callable 1/1/15 @ 102) (a)             765            813
                                                  ------------

NEW YORK (2.3%)
State Housing Finance Agency,
   Economic Development and Housing,
   Series A, 5.00%, 9/15/23, (Callable
   9/15/15 @ 100)                        1,000          1,051
                                                  ------------

OHIO (8.3%)
County of Cuyahoga Capital
   Improvements, GO, 5.25%, 12/1/18,
   (Callable 12/1/14 @ 100)              1,500          1,620
State of Ohio, Common Schools, GO,
   Series D, 5.50%, 9/15/19              1,000          1,131
State Solid Waste, Ohio Water
   Development Authority, AMT, 4.67%,
   11/1/22, (Mandatory Put
   11/1/07 @ 100) (a)                    1,000          1,000
                                                  ------------
                                                        3,751
                                                  ------------

OKLAHOMA (1.7%)
Tulsa International Airport,
   Improvement Trust, Series B, AMT,
   FGIC, 5.50%, 6/1/10                     770            788
                                                  ------------

OREGON (2.4%)
Sunrise Water Authority, FSA, 5.25%,
   3/1/24, (Callable 3/1/14 @ 100)       1,000          1,065
                                                  ------------

PENNSYLVANIA (5.9%)
Central Dauphin School District, GO,
   MBIA, 6.75%, 2/1/24, (Prerefunded
   2/1/16 @ 100)                         1,000          1,205
Higher Educational Facilties
   Authority, Widner University, 3.85%,
   7/15/13                                 430            417
Lancaster Higher Education Authority,
   Franklin and Marshall College, 5.00%,
   4/15/25, (Callable 4/15/16 @ 100)     1,000          1,032
                                                  ------------
                                                        2,654
                                                  ------------

PUERTO RICO (4.6%)
Commonwealth of Puerto Rico, GO,
   Series A, 5.00%, 7/1/30, (Mandatory
   Put 7/1/12 @ 100) (a)                 1,000          1,037
                          Continued

                                      PRINCIPAL
                                        AMOUNT         VALUE
                                     -----------   ------------

 MUNICIPAL BONDS, CONTINUED
 PUERTO RICO, CONTINUED
 Public Buildings Authority, Series I,
    5.50%, 7/1/23, (Callable
    7/1/14 @ 10                         $1,000       $ 1,052
                                                 ------------
                                                       2,089
                                                 ------------

 TENNESSEE (2.3%)
 Energy Acquisition Corp., Series A,
    5.00%, 9/1/15                        1,000         1,033
                                                 ------------

 TEXAS (2.1%)
 State Public Finance Authority,
    Series A, ACA, 5.00%, 2/15/28,
    (Callable 2/15/14 @ 100)             1,000           964
                                                 ------------

 WASHINGTON (2.3%)
 Metropolitan Park District of Tacoma,
    GO, FGIC, 5.00%, 12/1/22, (Callable
    12/1/15 @ 100)                       1,000         1,048
                                                 ------------

 TOTAL MUNICIPAL BONDS                                41,085
                                                 ------------

 MUNICIPAL DEMAND NOTES (a) (b) (5.9%)
 GEORGIA (1.3%)
 Macon-Bibb County Hospital Authority,
    3.58%, 11/1/07, (LOC: SunTrust Bank
    Atlanta)                               600           600
                                                 ------------

 KENTUCKY (0.4%)

 Shelby County Lease Program, Series
    A, 3.58%, 11/1/07, (LOC: U.S. Bank NA)
                                           195           195
                                                 ------------
 MICHIGAN (2.6%)

 Higher Education Facilities
    Authority, University of Detroit
    Mercy, 3.58%, 11/1/07, (LOC: JP Morgan
    Chase Bank)                            500           500
 University of Michigan Hospital,
    Series A-2, 3.57%, 11/1/07             650           650
                                                 ------------
                                                       1,150
                                                 ------------

 NORTH CAROLINA (0.7%)
 Capital Facilities Finance Agency,
    AMT, 3.63%, 11/1/07, (LOC: SunTrust
    Bank)                                  300           300
                                                 ------------

 SOUTH DAKOTA (0.9%)
 County of Lawrence Solid Waste
    Disposal, Series A, AMT, 3.64%,
    11/1/07, (LOC: JP Morgan Chase Bank)
                                           400           400
                                                 ------------

 TOTAL MUNICIPAL DEMAND NOTES                          2,645
                                                 ------------

                              Continued

MUNICIPAL BOND

OCTOBER 31, 2007 (UNAUDITED)

(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

--------------------------------------------------------------


                                       SHARES         VALUE
                                    -----------   ------------

MONEY MARKETS (c) (0.1%)
AIM TFIT Tax-Free Cash Reserve
   Portfolio                               109             --#
Dreyfus Tax Exempt Cash Management         183             --#
Goldman Sachs Financial Square
   Tax-Free Money Market Fund           49,457             50
Merrill Lynch Institutional
   Tax-Exempt Fund *                       409             --#
                                                  ------------

TOTAL MONEY MARKETS                                        50
                                                  ------------

TOTAL INVESTMENTS (COST $42,863) - 97.1%               43,780

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9%            1,291
                                                  ------------

NET ASSETS - 100.0%                                   $45,071
                                                  ============



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

     * Non-income producing security.

     # Amount is less than $500.

     (a) Variable rate security. Rate presented represents rate in effect at October 31, 2007.

     (b) Maturity date is next reset date.

     (c) Investment is in Institutional shares of underlying fund/portfolio.

The following abbreviations are used in the Schedule of Portfolio Investments:

ACA - American Capital Access Holding Ltd.
AMBAC - American Municipal Bond Assurance Corp
AMT - Alternative Minimum Tax Paper
CP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance

      See notes to schedules of portfolio investments.

INTERMEDIATE MUNICIPAL BOND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------

                                    Principal
                                      Amount         Value
                                    -----------   ------------

MUNICIPAL BONDS (94.4%)
ALABAMA (5.0%)
Birmingham Baptist Medical Centers
   Special Care Facilities Financing
   Authority, Series A, 5.00%, 11/15/14$ 4,000        $ 4,158
County of Mobile, GO, FSA, 5.25%,
   8/1/17, (Callable 8/1/14 @ 100)       3,080          3,339
                                                  ------------
                                                        7,497
                                                  ------------

ALASKA (1.4%)
State of Alaska, Sport Fishing, CIFG,
   4.25%, 4/1/15                         1,000          1,023
State of Alaska, Sport Fishing, CIFG,
   4.38%, 4/1/16                         1,000          1,029
                                                  ------------
                                                        2,052
                                                  ------------

ARIZONA (6.1%)
City of Tempe Performing Arts Center,
   AMBAC, 5.25%, 7/1/17, (Callable
   7/1/14 @ 100)                         2,000          2,168
Health Facilities Authority, Phoenix
   Children's Hospital, 4.28%, 2/1/42,
   (Callable 2/1/13 @ 100) (a)           1,000            986
Mesa Street and Highway, FGIC, 6.25%,
   7/1/12                                1,000          1,113
Mesa Street and Highway, FGIC, 6.25%,
   7/1/13, (Prerefunded 7/1/11 @ 100)    1,000          1,094
Pima County Industrial Development
   Authority, 5.13%, 7/1/15              1,250          1,244
Pinal County Industrial Development
   Authority, Florence West Prison LLC
   Project, ACA, 5.25%, 10/1/12            220            228
Tucson Street and Highway, Series
   1994-E, FGIC, 6.75%, 7/1/13           2,000          2,316
                                                  ------------
                                                        9,149
                                                  ------------

ARKANSAS (0.7%)
University of Arkansas, FGIC, 5.00%,
   3/1/16                                1,000          1,081
                                                  ------------

CALIFORNIA (3.4%)
Chaffey Community College District,
   GO, Series C, MBIA, 0.00%, 6/1/16 **    750            533
City of San Jose, Series A, AMBAC,
   AMT, 5.00%, 3/1/14                    1,000          1,062
City of San Jose, Series A, AMBAC,
   AMT, 5.00%, 3/1/15                      500            532
La Canada Unified School District,
   GO, Series A, MBIA, 5.50%, 8/1/24,
   (Callable 8/1/14 @ 100)                 375            408
Placentia-Yorba Linda Unified School
   District, GO, Series B, FGIC, 5.38%,
   8/1/22, (Callable 8/1/14  @ 100)        675            727

                          Continued


                                    Principal
                                      Amount         Value
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
CALIFORNIA, CONTINUED
State of California, GO, 5.00%,
   3/1/21, (Callable 3/1/16 @ 100)     $ 1,725        $ 1,793
                                                  ------------
                                                        5,055
                                                  ------------

COLORADO (4.7%)
El Paso County School District No 38,
   GO, 6.38%, 12/1/18, (Prerefunded
   12/1/10 @ 100)                        1,005          1,091
State Department of Corrections,
   State Penitentiary II Project, CP,
   AMBAC, 5.00%, 3/1/17, (Callable
   3/1/16 @ 100)                         4,000          4,289
Summit County School District No
   Re001, GO, FSA, 5.75%, 12/1/12,
   (Callable 12/1/11 @ 100)              1,465          1,588
                                                  ------------
                                                        6,968
                                                  ------------

FLORIDA (0.3%)
City of Pembroke Pines, GO, MBIA,
   4.00%, 9/1/15                           185            187
City of Pembroke Pines, GO, MBIA,
   4.13%, 9/1/16                           250            255
                                                  ------------
                                                          442
                                                  ------------

HAWAII (2.0%)
State of Hawaii Airports, Series B,
   AMT, FGIC, 8.00%, 7/1/10              2,000          2,216
State of Hawaii Highways, FSA, 5.50%,
   7/1/10                                  765            804
                                                  ------------
                                                        3,020
                                                  ------------

ILLINOIS (4.2%)
Chicago Metropolitan Water
   Reclamation District-Greater Chicago
   Capital Improvements, GO, ETM, 5.50%,
   12/1/10                               3,000          3,181
Educational Facilities Authority, The
   Art Institute of Chicago, 4.13%,
   3/1/30, (Mandatory Put
   3/1/13 @ 100) (a)                     1,000          1,009
Finance Authority, Metropolis
   Project, 4.75%, 12/1/10                 200            203
Finance Authority, Metropolis
   Project, 5.00%, 12/1/11                 250            258
Finance Authority, Metropolis
   Project, 5.00%, 12/1/12                 275            284
Finance Authority, Metropolis
   Project, 5.00%, 12/1/13                 275            284




                          Continued

INTERMEDIATE MUNICIPAL BOND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------

                                    Principal
                                      Amount         Value
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
ILLINOIS, CONTINUED
Finance Authority, Peoples Gas Light
   & Coke Co., AMBAC, 4.30%, 6/1/35,
   (Mandatory Put 6/1/16 @100) (a)     $ 1,000        $ 1,018
                                                  ------------
                                                        6,237
                                                  ------------

INDIANA (5.8%)
Fort Wayne International Airport
   Building Corp., Series B, AMT, XLCA,
   5.00%, 7/1/12                         1,615          1,691
Fort Wayne International Airport
   Building Corp., Series B, AMT, XLCA,
   5.00%, 7/1/13                         1,695          1,783
Health & Educational Facilities
   Financing Authority, Clarian Health
   Obligation Group, 5.00%, 2/15/16        500            522
Health & Educational Facilities
   Financing Authority, Clarian Health
   Obligation Group, 5.00%, 2/15/19,
   (Callable 2/15/16 @ 100)              1,000          1,031
Municipal Power Supply Agency, Series
   B, MBIA, 6.00%, 1/1/13                3,000          3,327
State Finance Authority, Series A,
   5.00%, 2/1/15                           250            269
                                                  ------------
                                                        8,623
                                                  ------------

IOWA (0.1%)
Iowa State University, Science and
   Technology, 3.75%, 7/1/10               140            141
                                                  ------------

KENTUCKY (1.7%)
Area Development Districts, City of
   Versailles, CP, Series C, ETM, 2.70%,
   12/1/08                                 250            247
Area Development Districts, City of
   Versailles, CP, Series C, ETM, 3.00%,
   12/1/09                                 255            251
Area Development Districts, Lease
   Acquisition, 3.00%, 6/1/09,
   (LOC: Wachovia Bank NA)                 470            462
Housing Corp., Series A, AMT, 3.45%,
   1/1/10                                  275            274
Kenton County Airport Board, AMT,
   MBIA, 5.00%, 3/1/10                     730            751
Munfordville Industrial Development,
   Louisville Bedding Co. Project, AMT,
   3.10%, 6/1/08, (LOC: Bank One NA)       300            298
Munfordville Industrial Development,
   Louisville Bedding Co. Project, AMT,
   3.50%, 6/1/09, (LOC: Bank One NA)       310            307
                                                  ------------
                                                        2,590
                                                  ------------


                          Continued

                                    Principal
                                      Amount         Value
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
LOUISIANA (1.0%)
Public Facilities Authority,
   Pennington Medical Foundation
   Project, 5.00%, 7/1/16              $ 1,000        $ 1,036
State Citizens Property Insurance
   Corp., Series B, AMBAC, 5.00%,
   6/1/18, (Callable 6/1/16 @ 100)         400            426
                                                  ------------
                                                        1,462
                                                  ------------

MICHIGAN (15.2%)
Detroit Water Supply System, Series
   A, FSA, 5.00%, 7/1/16                   500            538
Higher Education Facilities
   Authority, Hope College Project,
   4.70%, 10/1/09                          200            200
Higher Education Facilities
   Authority, Hope College Project,
   4.80%, 10/1/10, (Callable
   10/1/09 @ 100)                          590            591
Higher Education Student Loan
   Authority, AMT, Series XVII-I, AMBAC,
   3.95%, 3/1/11                         1,000            993
Kent Hospital Finance Authority,
   Spectrum Health, Series A, 5.50%,
   1/15/13, (Prerefunded 7/15/11 @ 101)    125            134
Kent Hospital Finance Authority,
   Spectrum Health, Series B, 5.00%,
   7/15/11                               2,275          2,364
Montague Public School District, GO,
   5.50%, 5/1/12, (Callable
   11/1/11 @ 100)                          430            461
Montague Public School District, GO,
   5.50%, 5/1/12, (Prerefunded
   11/1/11 @ 100)                          575            618
State Building Authority, Police
   Communications, ETM, 5.50%, 10/1/12     350            379
State Building Authority, Series I,
   AMBAC, 5.00%, 10/15/29, (Mandatory
   Put 10/15/11 @ 100) (a)               1,500          1,574
State Hospital Finance Authority,
   Crittenton Hospital, Series A, 4.35%,
   3/1/09                                  500            503
State Hospital Finance Authority,
   Edward W. Sparrow Hospital, 5.25%,
   11/15/08                              1,125          1,145
State Hospital Finance Authority,
   Edward W. Sparrow Hospital, 5.25%,
   11/15/09                              1,165          1,195
State Hospital Finance Authority,
   Edward W. Sparrow Hospital, 5.00%,
   11/15/15                                500            526


                          Continued

INTERMEDIATE MUNICIPAL BOND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------

                                    Principal
                                      Amount         Value
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
State Hospital Finance Authority,
   Henry Ford Health System, 5.00%,
   11/15/18, (Callable 11/15/16 @ 100)   $ 500          $ 522
State Hospital Finance Authority,
   Holland Community Hospital, Series A,
   5.00%, 1/1/15, (Callable 1/1/14 @ 100)  505            528
State Hospital Finance Authority,
   Marquette General Hospital, 5.00%,
   5/15/13                               1,505          1,543
State Hospital Finance Authority,
   Oakwood Healthcare System, 5.00%,
   7/15/15                                 500            520
State Housing Development Authority,
   Multi-Family, AMT, GNMA, 4.15%,
   4/20/11                                 320            320
State Housing Development Authority,
   Multi-Family, AMT, GNMA, 4.40%,
   4/20/13                                 175            176
State Housing Development Authority,
   Series A, AMT, 3.95%, 12/1/12           660            657
State of Michigan, Grant Antic
   Buildings, FSA, 4.50%, 9/15/15          500            524
State of Michigan, Grant Antic
   Buildings, FSA, 5.25%, 9/15/18,
   (Callable 9/15/17 @ 100)                500            552
State of Michigan, Trunk Line, Series
   A, 5.25%, 11/1/13                       600            650
Strategic Fund, International
   Project, 4.75%, 8/1/11                2,240          2,297
Strategic Fund, International
   Project, 5.00%, 8/1/13                  820            856
Strategic Fund, Solid Waste
   Management Project, AMT, 4.63%,
   12/1/12                               1,000          1,000
Wyandotte Electric, Series A, AMT,
   MBIA, 5.00%, 10/1/13                    600            629
Wyandotte Electric, Series A, AMT,
   MBIA, 4.50%, 10/1/14                    600            614
                                                  ------------
                                                       22,609
                                                  ------------

MINNESOTA (3.0%)
Housing Finance Agency, Series A,
   AMT, 3.40%, 7/1/12 (a)                1,335          1,284
Housing Finance Agency, Series F,
   AMT, 4.55%, 7/1/12, (Callable
   7/1/11 @ 100)                         1,130          1,138
St Paul Housing & Redevelopment
   Authority, Smith Avenue Transit
   Center, 3.50%, 6/1/12, (Callable
   6/1/10 @ 100)                         2,000          1,983
                                                  ------------
                                                        4,405
                                                  ------------

                          Continued

                                    Principal
                                      Amount         Value
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
MISSOURI (2.3%)
City of Brentwood, Brentwood Square
   Project, 4.13%, 5/1/11                $ 245          $ 243
Missouri State Highways & Transit
   Commission, 4.00%, 5/1/15               425            433
Missouri State Highways & Transit
   Commission, 4.25%, 5/1/16               525            541
Missouri State Highways & Transit
   Commission, 4.25%, 5/1/17             1,030          1,059
Missouri State Highways & Transit
   Commission, 4.50%, 5/1/17             1,070          1,121
                                                  ------------
                                                        3,397
                                                  ------------

NEBRASKA (1.3%)
Central Plains Energy Project, Series
   A, 5.00%, 12/1/15                     1,000          1,033
Investment Finance Authority, Single
   Family Housing, Series C, AMT, 3.75%,
   9/1/11                                  230            229
Investment Finance Authority, Single
   Family Housing, Series C, AMT, 3.85%,
   3/1/12                                  135            134
Investment Finance Authority, Single
   Family Mortgage, Series D, AMT,
   GNMA-FNMA-FHLMC, 4.10%, 9/1/10          255            253
Investment Finance Authority, Single
   Family Mortgage, Series D, AMT,
   GNMA-FNMA-FHLMC, 4.25%, 9/1/11          360            360
                                                  ------------
                                                        2,009
                                                  ------------

NEVADA (1.1%)
County of Clark, GO, FSA, 4.50%,
   6/1/17, (Callable 6/1/16 @ 100)       1,325          1,375
Douglas County, Solid Waste Disposal,
   GO, AMT, MBIA, 3.00%, 12/1/07           100            100
Douglas County, Solid Waste Disposal,
   GO, AMT, MBIA, 3.75%, 12/1/09           100            100
                                                  ------------
                                                        1,575
                                                  ------------

NEW JERSEY (1.9%)
State Turnpike Authority, Series A,
   ETM, MBIA, 6.00%, 1/1/13              1,925          2,141
State Turnpike Authority, Series A,
   MBIA, 6.00%, 1/1/13                     575            638
                                                  ------------
                                                        2,779
                                                  ------------

NEW MEXICO (3.1%)
Mortgage Finance Authority, Single
   Family Mortgage, AMT,
   GNMA-FNMA-FHLMC, 4.05%, 7/1/26,
   (Callable 7/1/15 @ 100)                 650            650


                          Continued

INTERMEDIATE MUNICIPAL BOND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------

                                    Principal
                                      Amount         Value
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
NEW MEXICO, CONTINUED
Mortgage Finance Authority, Single
   Family Mortgage, AMT,
   GNMA-FNMA-FHLMC, 5.50%, 7/1/36,
   (Callable 1/1/15 @ 102) (a)           $ 815          $ 866
Mortgage Finance Authority, Single
   Family Mortgage, Series A2, Class I,
   AMT, GNMA-FNMA-FHLMC, 3.90%, 1/1/19,
   (Callable 1/1/16 @ 100)                 450            450
Mortgage Finance Authority, Single
   Family Mortgage, Series A2, Class I,
   AMT, GNMA-FNMA-FHLMC, 4.40%, 1/1/27,
   (Callable 1/1/16 @ 100)               2,000          2,003
Taos County, Educational
   Improvements, ETM, 3.88%, 10/1/11       565            571
                                                  ------------
                                                        4,540
                                                  ------------

OHIO (5.8%)
American Municipal Power-Ohio, Inc.,
   Series A, 5.00%, 2/1/12               3,000          3,097
Berea, GO, 5.13%, 12/1/13                  935            963
County of Cuyahoga Capital
   Improvements, GO, 5.25%, 12/1/18,
   (Callable 12/1/14 @ 100)                915            988
Housing Finance Agency, Residential
   Mortgage, AMT, GNMA-FNMA, 3.55%,
   3/1/10                                1,000            990
Housing Finance Agency, Residential
   Mortgage, AMT, GNMA-FNMA, 3.70%,
   3/1/11                                1,000            995
Housing Finance Agency, Residential
   Mortgage, AMT, GNMA-FNMA, 4.00%,
   3/1/14                                  500            498
Orrville City School District, School
   Facilities Construction, GO, 4.50%,
   12/1/16                                 600            629
State Economic Enterprise, Series 3,
   AMT, 4.08%, 6/1/13                      465            464
                                                  ------------
                                                        8,624
                                                  ------------

OKLAHOMA (0.3%)
Housing Finance Agency, Single Family
   Housing, AMT, GNMA-FNMA-FHLMC, 4.25%,
   9/1/25, (Callable 9/1/15 @ 100)         465            465
                                                  ------------

OREGON (1.3%)
State Department of Transportation,
   Series A, 5.25%, 11/15/16,
   (Prerefunded 11/15/14 @ 100)          1,775          1,948
                                                  ------------

PENNSYLVANIA (2.0%)
Allegheny County Airport Authority,
   AMT, FGIC, 5.00%, 1/1/16              1,000          1,052

                                    Continued

                                    Principal
                                      Amount         Value
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
PENNSYLVANIA, CONTINUED
Higher Educational Facilties
   Authority, Widener University, 3.60%,
   7/15/11                               $ 250          $ 244
Higher Educational Facilties
   Authority, Widener University, 3.75%,
   7/15/12                                 405            393
Lehigh Northampton Airport Authority,
   AMT, MBIA, 5.00%, 1/1/19, (Callable
   1/1/15 @ 100)                         1,175          1,219
                                                  ------------
                                                        2,908
                                                  ------------

PUERTO RICO (3.2%)
Commonwealth of Puerto Rico, GO,
   Series A, 5.25%, 7/1/22, (Callable
   7/1/16 @ 100)                         1,000          1,049
Commonwealth of Puerto Rico, GO,
   Series A, 5.00%, 7/1/30, (Mandatory
   Put 7/1/12 @ 100) (a)                 2,000          2,074
Government Development Bank, Series
   C, AMT, 5.25%, 1/1/15                 1,500          1,585
                                                  ------------
                                                        4,708
                                                  ------------

RHODE ISLAND (1.8%)
Depositors Economic Protection Corp.,
   Series A, ETM, MBIA, 5.88%, 8/1/11    2,535          2,716
                                                  ------------

SOUTH CAROLINA (0.6%)
Anderson County School District No 2,
   GO, Series B, 6.00%, 3/1/13,
   (Prerefunded 3/1/10 @ 101)              890            949
                                                  ------------

TENNESSEE (3.9%)
Energy Acquisition Corp., Series A,
   5.00%, 9/1/15                         2,000          2,066
Housing Development Agency, Series A,
   4.00%, 7/1/10                         1,100          1,102
Metropolitan Nashville Airport
   Authority, Series C, AMT, FGIC,
   5.38%, 7/1/14, (Callable 7/1/08 @ 102)2,570          2,646
                                                  ------------
                                                        5,814
                                                  ------------

TEXAS (3.9%)
Dallas-Fort Worth International
   Airport Facilities Improvement Corp.,
   AMT, XLCA, 5.00%, 11/1/19,
   (Callable 11/1/14 @ 100)              2,500          2,583
Dallas-Fort Worth International
   Airport Facilities Improvement Corp.,
   Series A, AMT, XLCA, 5.00%, 11/1/15,
   (Callable 11/1/09 @ 100)              2,000          2,037


                          Continued

INTERMEDIATE MUNICIPAL BOND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

--------------------------------------------------------------

                                    Principal
                                      Amount         Value
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
TEXAS, CONTINUED
Municipal Power Agency, AMBAC, 4.00%,
   9/1/12, (Callable 9/1/07 @ 100)       $ 500          $ 501
White Settlement Independent School
   District, GO, PSF, 4.50%, 8/15/15 **  1,000            729
                                                  ------------
                                                        5,850
                                                  ------------

VIRGINIA (1.4%)
City of Richmond, GO, FGIC, 5.38%,
   7/15/13, (Prerefunded 7/15/11 @ 101)  2,000          2,147
                                                  ------------

WASHINGTON (5.9%)
Energy Northwest Washington Electric,
   Series A, 5.50%, 7/1/15               3,190          3,536
Grant County Public Utility District
   No 2 Priest Rapids, Series H, FSA,
   5.00%, 1/1/11                         2,485          2,590
King County School District No 415
   Kent, GO, Series A, 5.55%, 12/1/11    2,000          2,145
Yakima County, GO, AMBAC, 5.25%,
   12/1/16, (Callable 12/1/12 @ 100)       425            451
                                                  ------------
                                                        8,722
                                                  ------------

TOTAL MUNICIPAL BONDS                                 140,482
                                                  ------------

MUNICIPAL DEMAND NOTES (A) (D) (4.1%)
FLORIDA (0.5%)
Alachua County Health Facilities
   Authority, 3.58%, 11/1/07,
   (LOC: Suntrust Bank)                    700            700
                                                  ------------

ILLINOIS (0.5%)
Finance Authority, Diamond-Star
   Motors Corp. Project, 3.59%, 11/1/07,
   (LOC: Key Bank NA)  (b)                 700            700
                                                  ------------

MICHIGAN (0.7%)
Strategic Fund, Henry Ford Museum
   Village Project, 3.57%, 11/1/07,
   (LOC: Comerica Bank)                  1,050          1,050
                                                  ------------

OHIO (0.7%)
Air Quality Development Authority,
   Pollution Control, AMT, 3.63%,
   11/1/07, (LOC: Wachovia Bank NA)      1,000          1,000
                                                  ------------

SOUTH DAKOTA (0.9%)
County of Lawrence Solid Waste
   Disposal, Series A, AMT, 3.64%,
   11/1/07, (LOC: JP Morgan Chase Bank)  1,300          1,300
                                                  ------------



                          Continued

                                    Principal
                                      Amount             Value
                                    -----------   --------------------

MUNICIPAL DEMAND NOTES, CONTINUED
TENNESSEE (0.8%)
Clarksville Public Building
   Authority, 3.58%, 11/1/07,
   (LOC: Bank of America NA)           $ 1,400                $ 1,400
                                                  --------------------

TOTAL MUNICIPAL DEMAND NOTES                                    6,150
                                                  --------------------

                                      SHARES
                                    -----------
MONEY MARKETS (C) (0.1%)
AIM TFIT Tax-Free Cash Reserve
   Portfolio                               109                    --#
Dreyfus Tax Exempt Cash Management         611                      1
Goldman Sachs Financial Square
   Tax-Free Money Market Fund          107,205                    107
Merrill Lynch Institutional
   Tax-Exempt Fund*                         79                    --#
                                                  --------------------

TOTAL MONEY MARKETS                                               108
                                                  --------------------

TOTAL INVESTMENTS (COST $143,978) - 98.6%                     146,740

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%                    2,071
                                                  --------------------

NET ASSETS - 100.0%                                         $ 148,811
                                                  ====================



                                    Continued

INTERMEDIATE MUNICIPAL BOND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------

Notes to Schedule of Portfolio Investments

*    Non-income producing security.

**   Rate represents the effective yield at purchase.

#    Amount is less than $500.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2007.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund/portfolio.

(d)  Maturity date is next rate reset date.

The following abbreviations are used in the Schedule of Portfolio Investments:
ACA - American Capital Access Holding Ltd.
AMBAC - American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax Paper
CIFG - CDC IXIS Financial Guaranty Services, Inc.
CP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
PSF - Public School Fund
XLCA - XL Capital Assurance



      See notes to schedules of portfolio investments.

OHIO MUNICIPAL BOND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

MUNICIPAL BONDS (91.3%)
COLORADO (1.9%)
Denver City & County Airport System,
   Series A, FGIC, 5.00%, 11/15/19,
   (Callable 11/15/16 @ 100)           $ 1,765        $ 1,873
                                                  ------------

OHIO (82.8%)
Akron Bath Copley Joint Township
   Hospital District, Akron General
   Health System, Series A, 5.00%, 1/1/14  200            208
Akron Bath Copley Joint Township
   Hospital District, Akron General
   Health System, Series A, 5.00%, 1/1/15  320            333
Akron Bath Copley Joint Township
   Hospital District, Summa Health
   System, Series A, RADIAN, 5.25%,
   11/15/16, (Callable 11/15/14 @ 100)   1,000          1,045
American Municipal Power-Ohio, Inc.,
   AMBAC, 5.25%, 1/1/11                  1,825          1,918
American Municipal Power-Ohio, Inc.,
   Series A, 5.00%, 2/1/11               2,000          2,056
Beavercreek Local School District,
   GO, FGIC, 6.60%, 12/1/15              1,500          1,722
Butler County, Middletown Hospital,
   4.75%, 11/15/18, (Callable
   11/15/08 @ 101)                       1,180          1,207
Cincinnati City School District,
   Classroom Construction and
   Improvements, GO, FGIC, 5.00%,
   12/1/2017                             1,000          1,086
Cincinnati City School District,
   Classroom Facilities Construction and
   Improvements, GO, FSA, 5.25%,
   12/1/14, (Prerefunded 12/1/13 @ 100)  1,500          1,634
City of Cleveland, GO, AMBAC, 5.25%,
   12/1/17, (Callable 12/1/14 @ 100)     1,125          1,219
County of Cuyahoga Capital
   Improvements, GO, 5.25%, 12/1/18,
   (Callable 12/1/14 @ 100)              2,000          2,160
County of Cuyahoga Jail Facilities,
   GO, MBIA-IBC, 5.25%, 10/1/13          3,000          3,146
County of Erie Hospital Facilities,
   Firelands Regional Medical Center,
   Series A, 5.00%, 8/15/08                400            403
County of Erie Hospital Facilities,
   Firelands Regional Medical Center,
   Series A, 5.50%, 8/15/12                250            262
County of Hamilton Hospital
   Facilities, Cincinnati Children's
   Hospital, FGIC, 4.50%, 5/15/14        1,510          1,571
County of Lucas, GO, AMBAC-TCRS,
   6.65%, 12/1/12, (Callable
   12/1/07 @ 100)                          115            115

                                    Continued

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
Dayton-Montgomery County Port
   Authority, Parking Garage Project,
   Series A, 5.00%, 11/15/17, (Callable
   5/15/14 @ 100)                        $ 930          $ 940
Dayton-Montgomery County Port
   Authority, Series A, AMT, 4.75%,
   11/15/15                                665            670
Franklin County, American Chemical
   Society Project, 5.50%, 10/1/12,
   (Callable 10/1/09 @ 101)              2,270          2,357
Franklin County, Online Computer
   Library Center, 5.00%, 4/15/10        2,270          2,329
Franklin County, Trinity Health
   Credit, 5.00%, 6/1/13                   475            498
Housing Finance Agency, AMT, 3.95%,
   9/1/08                                  250            251
Housing Finance Agency, AMT, 4.35%,
   9/1/10                                  160            161
Housing Finance Agency, AMT, GNMA,
   3.65%, 9/1/11                           630            613
Housing Finance Agency, AMT, 4.55%,
   9/1/11                                  160            162
Housing Finance Agency, AMT,
   GNMA-FNMA, 3.90%, 3/1/13              1,000            996
Housing Finance Agency, AMT, GNMA,
   3.30%, 9/1/30, (Callable 3/1/13 @ 100)  725            715
Housing Finance Agency, Series C,
   AMT, GNMA, 4.63%, 9/1/31, (Callable
   1/1/11 @ 100)                           940            950
Kettering City School District, GO,
   FSA, 4.75%, 12/1/20, (Callable
   6/1/17 @ 100)                         1,860          1,943
Knox County Hospital Facilities,
   RADIAN, 4.70%, 6/1/08                 1,150          1,156
Miami County Hospital Facilities,
   Upper Valley Medical Center, 5.25%,
   5/15/15                                 500            525
Municipal Electric Generation Agency,
   Joint Venture, AMBAC, 5.00%, 2/15/14  1,885          2,017
North Olmsted, GO, AMBAC, 6.20%,
   12/1/11                               3,000          3,175
Ohio State Higher Educational
   Facility Commission, Case Western
   Reserve University, Series D, 6.25%,

   7/1/14                                6,500          7,209
Ohio State Higher Educational
   Facility Commission, Denison
   University Project, 5.50%, 11/1/12,
   (Callable 11/1/11 @ 101)              1,000          1,078
Ohio State Higher Education, GO,
   Series A, 4.25%, 5/1/16               2,310          2,376

                                    Continued

OHIO MUNICIPAL BOND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)

(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
Ohio State Higher Educational
   Facility Commission, John Carroll
   University, 5.25%, 11/15/14,
   (Callable 11/15/13 @ 100)           $ 1,435        $ 1,531
Ohio State Higher Educational
   Facility Commission, John Carroll
   University, 5.25%, 11/15/15,
   (Callable 11/15/13 @ 100)             1,490          1,585
Ohio State Higher Education Facility
   Commission, Mount Union College
   Project, 5.25%, 10/1/21, (Callable
   10/1/16 @ 100)                          980          1,036
Ohio State Higher Educational
   Facility Commission, Mount Union
   College Project, 4.75%, 10/1/15         385            405
Ohio State Higher Educational
   Facility Commission, Mount Union
   College Project, 4.75%, 10/1/16         300            316
Ohio State Higher Educational
   Facility Commission, Ohio Northern
   University Project, 3.50%, 5/1/10       475            470
Ohio State Higher Educational
   Facility Commission, Ohio Northern
   University Project, 3.88%, 5/1/13       645            642
Ohio State University, Series B,
   5.25%, 6/1/18,
   (Callable 6/1/13 @ 100)               5,880          6,265
Ohio State Higher Educational
   Facility Commission, Xavier
   University Project, CIFG, 5.00%,
   5/1/16                                2,010          2,161
Ohio State Higher Educational
   Facility Commission, Xavier
   University Project, CIFG, 5.00%,
   5/1/19, (Callable 5/1/16 @ 100)       3,115          3,296
Orrville City School District, School
   Facilities Construction, AMBAC, GO,
   4.50%, 12/1/18, (Callable
   12/1/17 @ 100)                          415            428
Orrville City School District, School
   Facilities Construction, AMBAC, GO,
   5.00%, 12/1/20, (Callable
   12/1/17 @ 100)                          350            370
Orrville City School District, School
   Facilities Construction, AMBAC, GO,
   5.00%, 12/1/22, (Callable
   12/1/17 @ 100)                          500            525
Richland County Hospital Facilities,
   Medcentral Health Systems, 5.00%,
   11/15/15                                770            808
State Economic Enterprise, AMT,
   3.50%, 12/1/07                           70             70

                                    Continued

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
State Economic Enterprise, AMT,
   4.40%, 12/1/12                        $ 815          $ 821
State of Ohio, Common Schools, GO,
   5.00%, 6/15/13                        1,000          1,068
State Solid Waste, Ohio Water
   Development Authority, AMT, 4.67%,
   11/1/22, (Mandatory Put
   11/1/07 @ 100) (a)                    2,000          2,000
State Solid Waste, Republic Services,
   Inc. Project, AMT, 4.25%, 4/1/33,
   (Mandatory Put 4/1/14 @ 100) (a)      3,470          3,396
Steubenville Hospital Facilities,
   Trinity Health, 4.73%, 10/1/30 (a)      970            920
Toledo-Lucas County Port Authority,
   Crocker Park Public Improvement
   Project, 5.00%, 12/1/08               1,155          1,165
Toledo-Lucas County Port Authority,
   Crocker Park Public Improvement
   Project, 5.00%, 12/1/09               1,110          1,130
University of Cincinnati, CP,MBIA,
   5.00%, 6/1/10                           300            311
                                                  ------------
                                                       80,925
                                                  ------------

PUERTO RICO (3.2%)
Commonwealth of Puerto Rico, GO,
   Series A, 5.00%, 7/1/30, (Mandatory
   Put 7/1/12 @ 100) (a)                 3,000          3,111
                                                  ------------

WASHINGTON (3.4%)
Energy Northwest Washington Electric,
   Series A, 5.50%, 7/1/15               3,000          3,325
                                                  ------------

TOTAL MUNICIPAL BONDS                                  89,234
                                                  ------------

MUNICIPAL DEMAND NOTES (A) (C) (7.2%)
MICHIGAN (1.6%)
Macomb County Hospital Finance
   Authority, Mount Clemens General
   Hospital, Series A-1, 3.59%, 11/1/07,
   (LOC: Comerica Bank)                  1,500          1,500
                                                  ------------

OHIO (5.6%)
Air Quality Development Authority,
   Pollution Control, AMT, 3.63%,
   11/1/07, (LOC: Wachovia Bank NA)      4,500          4,500
Butler County Port Authority, 3.31%,
   11/1/07, (LOC: JP Morgan Chase Bank)  1,000          1,000
                                                  ------------
                                                        5,500
                                                  ------------
TOTAL MUNICIPAL DEMAND NOTES                            7,000
                                                  ------------



                                    Continued

OHIO MUNICIPAL BOND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)

(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

--------------------------------------------------------------


                                       SHARES         VALUE

                                    -----------   ------------

MONEY MARKET (B) (0.1%)
Goldman Sachs Financial Square
   Tax-Free Money Market Fund           75,230           $ 75
                                                  ------------

TOTAL MONEY MARKET                                         75
                                                  ------------

TOTAL INVESTMENTS (COST $95,231) - 98.6%               96,309

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%            1,381
                                                  ------------

NET ASSETS - 100.0%                                   $97,690
                                                  ============



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2007.

(b) Investment is in Institutional Shares of underlying fund. (c) Maturity date is next rate reset date.

The following abbreviations are used in the Schedule of Portfolio Investments:
AMBAC - American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax Paper
CIFG - CDC IXIS Financial Guaranty Services, Inc.
CP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
IBC - Insurance Bond Certificate
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
Radian - Radian Guaranty, Inc.
TCRS - Temporary Custodian Receipts

      See notes to schedules of portfolio investments.

MICHIGAN MUNICIPAL BOND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------

                                    Principal
                                      Amount         Value
                                    -----------   ------------

MUNICIPAL BONDS (93.5%)
MICHIGAN (92.4%)
Avondale School District, GO, 5.00%,
   5/1/10                                $ 800          $ 828
Canton Charter Township Capital
   Improvements, GO, FSA, 5.00%,
   4/1/14                                  100            107
Chippewa Valley Schools, GO, FSA,
   5.00%, 5/1/14                           500            537
City of Ann Arbor Water Supply
   System, Series Y, MBIA, 5.00%, 2/1/10   880            909
City of Zeeland Water Supply System,
   AMT, 4.00%, 10/1/08                     270            270
City of Zeeland Water Supply System,
   AMT, 4.00%, 10/1/09                     280            279
Clarkston Community Schools, GO,
   FSA-CR, 5.25%, 5/1/29, (Prerefunded
   5/1/13 @ 100)                         1,000          1,082
Coldwater Electric, AMT, XLCA, 4.50%,
   8/1/11                                  515            528
Coldwater Electric, AMT, XLCA, 4.50%,
   8/1/13                                  570            587
County of Muskegon, Wastewater
   Management System No. 1, GO, AMT,
   FSA, 5.00%, 7/1/08                    1,000          1,010
Detroit Cobo Hall, MBIA, 5.00%,
   9/30/08                               2,000          2,028
Detroit Sewer Disposal, MBIA, 5.50%,
   7/1/16                                1,500          1,668
Detroit Water Supply System, Series
   A, FSA, 5.00%, 7/1/15                 1,000          1,074
Grand Rapids & Kent County Joint
   Building Authority, GO, 5.50%, 10/1/09  605            628
Higher Education Facilities
   Authority, Hope College Project,
   4.60%, 10/1/08                          320            320
Higher Education Student Loan
   Authority, AMT, Series XII-W, AMBAC,
   4.60%, 9/1/08                         1,000          1,009
Higher Education Student Loan
   Authority, AMT, Series XII-W, AMBAC,
   4.75%, 3/1/09                           200            203
Higher Education Student Loan
   Authority, AMT, Series XVII-I, AMBAC,
   3.65%, 3/1/10                         1,000            987
Kalamazoo Water Supply System, AMBAC,
   W/I, 5.00%, 9/1/14                      450            488
Kalamazoo Water Supply System, AMBAC,
   W/I, 5.00%, 9/1/15                      510            555
Kent Hospital Finance Authority,
   Spectrum Health, Series A, 5.25%,
   1/15/08                                 430            431


                          Continued


                                    Principal
                                      Amount         Value
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Kent Hospital Finance Authority,
   Spectrum Health, Series A, 5.25%,
   1/15/09                             $ 1,075        $ 1,095
Kent Hospital Finance Authority,
   Spectrum Health, Series B, 5.00%,
   7/15/11                                 600            624
Michigan State South Central Power
   Agency, AMBAC, 4.50%, 11/1/11           500            518
Michigan State University, Series A,
   AMBAC, 4.00%, 2/15/12                   450            457
Mount Clemens Community School
   District, GO, 5.50%, 5/1/12,
   (Prerefunded 11/1/11 @ 100)           1,075          1,154
Municipal Bond Authority, 5.00%,
   10/1/13                               1,000          1,072
Municipal Bond Authority, Government
   Loan Program, Series C, 5.00%, 5/1/10 1,000          1,036
Novi Street and Highway, GO, FSA,
   5.00%, 10/1/08                        2,320          2,353
South Lyon Community Schools, Series
   II, GO, MBIA, 5.25%, 5/1/18,
   (Prerefunded 5/1/14 @ 100)              675            737
South Macomb Disposal Authority,
   AMBAC, 5.00%, 9/1/08                  1,115          1,129
State Building Authority, Series I,
   AMBAC, 5.00%, 10/15/29, (Mandatory
   Put 10/15/11 @ 100) (a)               1,000          1,050
State Hospital Finance Authority,
   Crittenton Hospital, Series A, 4.15%,
   3/1/08                                  300            301
State Hospital Finance Authority,
   Edward W. Sparrow Hospital, 5.00%,
   11/15/12                                250            260
State Hospital Finance Authority,
   Henry Ford Health System, 5.00%,
   11/15/14                                250            262
State Hospital Finance Authority,
   Holland Community Hospital, Series A,
   4.15%, 1/1/12                           450            452
State Hospital Finance Authority,
   Marquette General Hospital, 5.00%,
   5/15/10                                 905            919
State Hospital Finance Authority,
   McLaren Health Care, Series C, 4.00%,
   8/1/08                                  405            406
State Hospital Finance Authority,
   Oakwood Healthcare System, 5.00%,
   7/15/11                                 530            547
State Housing Development Authority,
   Multi-Family, AMT, GNMA, 3.55%,
   4/20/08                                 395            395

                                    Continued

MICHIGAN MUNICIPAL BOND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

--------------------------------------------------------------

                                    Principal
                                      Amount         Value
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
State Housing Development Authority,
   Parkway Meadows Project, FSA, 3.50%,
   10/15/08                              $ 930          $ 931
State Housing Development Authority,
   Parkway Meadows Project, FSA, 3.50%,
   10/15/09                                710            710
State Housing Development Authority,
   Rental Housing, Series B, AMT, FSA,
   4.00%, 4/1/12                           145            144
State Housing Development Authority,
   Rental Housing, Series B, AMT, FSA,
   4.00%, 10/1/12                          195            194
State Housing Development Authority,
   Rental Housing, Series B, AMT, FSA,
   4.05%, 4/1/13                           100            100
State Housing Development Authority,
   Rental Housing, Series B, AMT, FSA,
   4.05%, 10/1/13                          210            209
State of Michigan, CP, Series A,
   MBIA, 5.00%, 9/1/31, (Mandatory Put
   9/1/11 @ 100) (a)                     2,000          2,092
State of Michigan Comprehensive
   Transportation, Series A, FSA, 5.50%,
   5/15/11                                 950          1,012
State of Michigan Grant Antic
   Buildings, FSA, 4.25%, 9/15/12        1,000          1,029
Strategic Fund, Solid Waste
   Management Project, AMT, 4.63%,
   12/1/12                                 250            250
University of Michigan Hospital,
   5.00%, 12/1/08                        2,000          2,032
University of Michigan Hospital,
   5.00%, 12/1/09                          510            525
Warren Consolidated School District,
   GO, FSA, 5.00%, 5/1/16                  750            812
Wayne County Airport Authority, AMT,
   MBIA, 5.00%, 12/1/09                  1,000          1,028
Wayne County Community College, GO,
   FGIC, 5.25%, 7/1/09                   1,000          1,029
Wayne Westland Community Schools, GO,
   FSA, 5.00%, 5/1/10                    1,000          1,036
Wyandotte Electric, Series A, AMT,
   MBIA, 4.50%, 10/1/11                    600            614
Wyandotte Electric, Series A, AMT,
   MBIA, 5.00%, 10/1/12                    600            626
                                                  ------------
                                                       44,668
                                                  ------------



                                    Continued

                                    Principal
                                      Amount           Value
                                    -----------   -----------------

MUNICIPAL BONDS, CONTINUED
PUERTO RICO (1.1%)
Government Development Bank, Series
   C, AMT, 5.25%, 1/1/15                 $ 500               $ 528
                                                  -----------------

TOTAL MUNICIPAL BONDS                                       45,196
                                                  -----------------

MUNICIPAL DEMAND NOTES (A) (C) (5.0%)
MICHIGAN (5.0%)
City of Detroit, Solid Waste Removal,
   Series B, 3.58%, 11/1/07, FSA           400                 400
State Hospital Finance Authority,
   Crittenton Hospital, 3.61%, 11/1/07,
   (LOC: Comerica Bank)                  1,000               1,000
Strategic Fund, Detroit Symphony
   Project, Series B, 3.58%, 11/1/07,
   (LOC: LaSalle Bank Midwest)           1,000               1,000
                                                  -----------------
                                                             2,400
                                                  -----------------

TOTAL MUNICIPAL DEMAND NOTES                                 2,400
                                                  -----------------

                                      Shares
                                    -----------
MONEY MARKETS (B) (0.6%)
AIM TFIT Tax-Free Cash Reserve
   Portfolio                               184                 --#
Dreyfus Tax Exempt Cash
   Management                            1,565                   2
Goldman Sachs Financial Square
   Tax-Free Money Market Fund          307,275                 307
Merrill Lynch Institutional
   Tax-Exempt Fund *                       388                 --#
                                                  -----------------

TOTAL MONEY MARKETS                                            309
                                                  -----------------

TOTAL INVESTMENTS (COST $47,880) - 99.1%                    47,905

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%                   451
                                                  -----------------

NET ASSETS - 100.0%                                       $ 48,356
                                                  =================



Notes to Schedule of Portfolio Investments

*    Non-income producing security.

#    Amount is less than $500.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2007.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund/portfolio.


                                    Continued

MICHIGAN MUNICIPAL BOND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------

The following abbreviations are used in the Schedule of Portfolio Investments:
AMBAC - American Municipal Bond Assurance Corp
AMT - Alternative Minimum Tax Paper
CP - Certificates of Participation
CR - Custodian Receipt
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
W/I - When Issued
XLCA - XL Capital Assurance





      See notes to schedules of portfolio investments.

PRIME MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
------------------------------------------------------------------------

                                             PRINCIPAL
                                              AMOUNT          VALUE
                                            -----------  ---------------

CORPORATE BONDS (18.1%)
Bank of New York Mellon Corp. (The),
   3.75%, 2/15/08                              $ 5,000       $    4,977
Bank One Corp., 6.00%, 8/1/08                    3,197            3,212
Bear Stearns Cos., Inc. (The), 5.10%,
   1/9/08 (a)                                   12,000           12,000
Bear Stearns Cos., Inc. (The), 4.00%,
   1/31/08                                       7,000            6,979
Bear Stearns Cos., Inc. (The), 5.16%,
   4/29/08 (a)                                  10,000           10,005
Bear Stearns Cos., Inc. (The), Series
   EXL, 5.23%, 11/5/08 (a)                      20,000           20,000
Citigroup, Inc., 5.42%, 11/1/07 (a)             10,000           10,000
Citigroup, Inc., 3.50%, 2/1/08                  10,000            9,956
Credit Suisse, 5.40%, 12/21/07                  12,000           12,000
Credit Suisse USA, Inc., 4.63%,
   1/15/08                                       7,000            6,990
General Electric Capital Corp.,
   4.13%, 3/4/08                                16,475           16,409
General Electric Capital Corp.,
   Series A, 5.07%, 8/22/08 (a)                  5,000            5,000
General Electric Capital Corp.,
   Series A, 3.60%, 10/15/08                     5,000            4,954
Goldman Sachs Group, Inc. (The),
   4.13%, 1/15/08                                5,000            4,988
HSBC Finance Corp., Series EXL,
   5.13%, 11/5/08 (a)                           10,000           10,000
Lehman Brothers Holdings, Inc.,
   4.00%, 1/22/08                                5,000            4,985
Merrill Lynch & Co., Inc., 5.18%,
   4/17/12 (a)                                   8,000            8,000
Merrill Lynch & Co., Inc., Series B,
   3.70%, 4/21/08                                1,130            1,121
Morgan Stanley, 3.63%, 4/1/08                    4,740            4,706
Morgan Stanley, Series EXL, 5.21%,
   11/3/08 (a)                                  15,000           15,000
US Bank NA, 4.13%, 3/17/08                      10,000            9,956
US Bank NA, 4.40%, 8/15/08                       8,310            8,266
Wal-Mart Stores, Inc., 3.38%, 10/1/08            5,300            5,243
Wells Fargo & Co., 5.17%,
   11/2/08  (a) (b)                             25,000           25,000
Wells Fargo & Co., Series 1, 5.17%,
   3/10/08 (a)                                   6,000            6,000
                                                         ---------------

TOTAL CORPORATE BONDS                                           225,747
                                                         ---------------

MUNICIPAL BONDS (1.0%)
FLORIDA (1.0%)
Florida Hurricane Catastrophe Fund,
   Series 2006-B, 5.30%, 11/14/08,
   (Callable 12/14/07 @ 100) (a)           $    12,000      $    12,000
                                                         ---------------

TOTAL MUNICIPAL BONDS                                            12,000
                                                         ---------------

                                              PRINCIPAL
                                                 AMOUNT         VALUE
                                              -----------  ---------------

CERTIFICATES OF DEPOSIT (9.0%)
Bank of Nova Scotia, 5.33%, 11/6/07            $   15,000  $   15,000
Branch Banking & Trust Co., 5.35%,
   4/23/08                                         15,000      15,000
Citibank New York, 5.33%, 11/1/07                   5,000       5,000
Citibank New York, 5.50%, 11/14/07                  5,000       5,000
Citibank New York, 4.94%, 1/18/08                  10,000      10,000
HBOS Treasury Services PLC, 5.32%,
   1/18/08                                          5,000       5,000
Natixis, 5.37%, 11/13/07                           10,000      10,000
State Street Corp., 5.45%, 12/17/07                20,000      20,000
Toronto Dominion Bank (The), 5.36%,
   12/21/07                                        17,000      17,000
UBS AG Stamford Branch, 5.20%,
   2/4/08                                          10,000      10,000
                                                           -----------

TOTAL CERTIFICATES OF DEPOSIT                                 112,000

COMMERCIAL PAPER (37.5%)
Abbey National LLC, 5.02%,
   12/21/07 **                                     10,000       9,930
AIG Funding, Inc., 4.85%, 1/29/08                  15,000      14,820
American Honda Finance, 4.75%,
   12/11/07                                        20,000      19,894
Amsterdam Funding Corp., 4.85%,
   11/14/07 (b)                                    10,000       9,983
BankAmerica Corp., 5.55%,
   11/7/07 **                                       7,000       6,994
BankAmerica Corp., 5.40%,
   12/3/07 **                                      15,000      14,928
Barclays PLC, 5.16%, 1/4/08                        10,000       9,908
Barclays PLC, 5.09%, 1/30/08                       10,000       9,873
Barclays PLC, 5.12%, 2/11/08                        8,000       7,884
Barclays PLC, 4.76%, 2/29/08                       10,000       9,841
Barclays US Funding LLC, 5.38%,
   12/27/07 **                                     15,000      14,874
Cafco LLC, 5.25%, 11/1/07 ** (b)                   14,890      14,890
Chevron Funding Corp., 5.05%,
   12/14/07                                        15,000      14,910
Coca-Cola Co. (The), 5.20%,
   12/7/07 ** (b)                                  21,712      21,599
CRC Funding LLC, 5.27%, 11/5/07 **
   (b)                                              5,000       4,997
General Electric Capital Corp.,
   5.14%, 12/19/07                                 15,000      14,897
HBOS Treasury Services, 5.27%,
   11/8/07 **                                      10,000       9,990
IBM Capital, Inc., 4.68%,
   11/28/07 (b)                                    15,000      14,947
Morgan Stanley Dean Witter, 5.48%,
   11/21/07 **                                     10,000       9,970
Nestle Capital Corp., 5.31%,
   12/10/07 (b)                                    10,000       9,943


                                    Continued

PRIME MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
------------------------------------------------------------------------

                                             PRINCIPAL
                                              AMOUNT          VALUE
                                            -----------  ---------------

COMMERCIAL PAPER, CONTINUED
Old Line Funding, 5.10%, 11/9/07 **
   (b)                                        $ 10,000          $ 9,989
Old Line Funding, 4.87%, 11/20/07
   (b)                                          15,000           14,961
Procter & Gamble, 5.22%, 11/6/07 (b)            15,000           14,989
Prudential Funding LLC, 5.24%,
   11/30/07 **                                  10,000            9,958
Societe Generale, 5.60%, 11/5/07
   **                                            6,100            6,096
Societe Generale, 5.24%, 11/13/07
   **                                           11,700           11,680
Societe Generale, 5.07%, 1/22/08                10,000            9,885
State Street Corp., 4.97%, 1/17/08              10,000            9,894
Toronto Dominion Bank (The), 4.74%,
   11/19/07  (b)                                10,000            9,976
Toronto Dominion Bank (The), 5.06%,
   1/31/08 (b)                                  10,000            9,872
Total Fina Elf, 5.25%,  11/16/07 (b)
                                                15,000           14,967
Total Fina Elf, 5.25%, 12/6/07  (b)
                                                14,900           14,824
Toyota Motor Credit Co., 5.25%,
   11/15/07 **                                  15,000           14,969
Toyota Motor Credit Co., 4.83%,
   12/18/07 **                                  10,000            9,937
Toyota Motor Credit Co., 4.74%,
   2/22/08                                      10,000            9,851
UBS Financial, 5.26%, 11/14/07 **                4,100            4,092
Wal-Mart Stores, Inc., 4.72%,
   1/23/08 (b)                                  12,000           11,869
Wells Fargo & Co., 4.73%, 11/23/07              10,000            9,971
Windmill Funding Corp., 4.90%,
   11/2/07  (b)                                 10,000            9,999
Windmill Funding Corp., 4.92%,
   11/7/07 (b)                                  15,000           14,988
                                                         ---------------

TOTAL COMMERCIAL PAPER                                          467,839
                                                         ---------------

DEMAND NOTES (D) (12.7%)
Beavercreek Enterprises, Series
   2000, 4.77%, 11/7/07 (a)                      3,925            3,925
Buckeye Corrugated, Inc., Series
   1997, 4.90%, 11/8/07  (a) (b)                 4,645            4,645
Bybee Foods LLC Taxable Adjustable
   Rate Notes, Series 2006, 4.90%,
   11/8/07  (a)                                  1,600            1,600
Capital One Funding Corp., Series
   1999-D, 4.96%, 11/8/07  (a)                   1,080            1,080
Capital One Funding Corp., Series
   1997-D, 4.96%, 11/8/07  (a) (b)                 611              611
Capital One Funding Corp., Series
   1996-H, 4.96%, 11/8/07  (a) (b)                 725              725
Capital One Funding Corp., Series
   2001-C, 4.96%, 11/8/07  (a)                   2,252            2,252
Central Michigan Inns, 4.93%,
   4/1/30  (a)                                   1,960            1,960
CHF - Elon LLC, Series 2005, 4.88%,
   11/8/07  (a) (b)                              6,450            6,450

                                    Continued


                                        PRINCIPAL
                                         AMOUNT          VALUE
                                       -----------  ---------------

DEMAND NOTES, CONTINUED
Clare at Water Tower (The), Series
   2005, 4.90%, 11/8/07  (a)                $   12,500  $   12,500
Cornerstone Funding Corp., Series
   2001, 4.87%, 11/1/07  (a)                     7,780       7,780
Cornerstone Funding Corp., Series
   2003-A, 4.87%, 11/1/07  (a)                   5,497       5,497
Fort Bend Church (The), 4.92%,
   11/1/07 (a)                                   2,000       2,000
Harry W. Albright JR, Series 1996,
   4.96%, 11/8/07  (a)                           5,485       5,485
HWP Co., Ltd., 4.92%, 11/8/07 (a)
  (b)                                            4,065       4,065
Iowa 80 Group, Inc., 5.68%,
   12/1/07  (a)                                  3,600       3,600
Jackson 2000 LLC, Series 1999,
   4.90%, 11/8/07  (a)                           8,680       8,680
Jefferson Land Development, Ltd.,
   Series 1997, 4.97%, 11/8/07  (a)
  (b)                                            1,005       1,005
JPMorgan Chase & Co., 4.00%,
   2/1/08                                        5,000       4,965
Landmark Medical LLC, Series 2000,
   4.92%, 11/1/07 (a)                            7,080       7,080
Lexington Financial Services LLC,
   Series 2001, 4.90%, 11/8/07  (a)              8,500       8,500
Lincoln Hills Development Corp.,
   Series 2004, 4.90%, 11/1/07 (a)               3,340       3,340
Mount Carmel East Professional
   Office Building III LP, Series
   1994, 4.92%, 11/8/07 (a) (b)                  1,330       1,330
Mr. K. Enterprises, Inc., Series
   1999, 4.92%, 11/7/07 (a)                      5,325       5,325
New Belgium Brewing Co., Inc.,
   Series 2000, 5.02%, 11/8/07 (a)               2,520       2,520
Northside Christian Church, Inc.,
   4.92%, 11/8/07 (a)                            6,370       6,370
PCI Paper Conversions, Inc., Series
   2000, 4.90%, 11/8/07 (a)                      1,305       1,305
Pittsburgh Technical Institute,
   Series 1999, 4.92%, 11/8/07  (a)              9,125       9,125
Royal Town Center LLC, Series 1997,
   4.90%, 11/8/07  (a) (b)                       5,095       5,095
SDK Cameron LLC, Series 2005,
   4.95%, 11/8/07  (a) (b)                       3,090       3,090
Secor Realty, Inc., 4.92%,
   11/8/07 (a)                                   7,100       7,100
SGS Tool Co., Series 1999, 4.92%,
   11/8/07  (a)                                  3,600       3,600
St Andrew United Methodist Church,
   Series 2004, 4.90%, 11/8/07 (a)              11,435      11,435
Woods Group, Series 2007-A, 4.90%,
   11/7/07 (b)                                   4,000       4,000
Zeigler Realty LLC, Series 1996,
   4.97%, 11/8/07 (a)                              685         685
                                                        -----------

TOTAL DEMAND NOTES                                         158,725
                                                        -----------

                                    Continued

PRIME MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
------------------------------------------------------------------------

                                             PRINCIPAL
                                              AMOUNT          VALUE
                                            -----------  ---------------

MUNICIPAL COMMERCIAL PAPER (0.8%)
MICHIGAN (0.8%)
Michigan State, 5.27%, 11/5/07                 $   10,000       $   10,000

TOTAL MUNICIPAL COMMERCIAL PAPER                                    10,000
                                                            ---------------

MUNICIPAL DEMAND NOTES (A) (D) (11.5%)
ALABAMA (0.6%)
Albertville Industrial Development
   Board, 4.90%, 11/1/07, (LOC: Regions
   Bank)                                            7,530            7,530
                                                            ---------------

ALASKA (0.2%)
Four Dam Pool Power Agency, Series B,
   4.87%, 11/1/07, (LOC: Dexia Credit
   Local)                                           3,280            3,280
                                                            ---------------

CALIFORNIA (3.1%)
County of Riverside, CP, 4.85%,
   11/7/07, (LOC: State Street B&T Co.)
                                                    6,800            6,800
County of Sacramento, 4.85%, 11/7/07,
   (LOC: Bayerische Landesbank)                    32,430           32,430
                                                            ---------------
                                                                    39,230
                                                            ---------------

COLORADO (1.3%)
Housing and Finance Authority,
   Multi-Family, MBIA, 4.85%,
   11/7/07                                         14,000           14,000
Pueblo Housing Authority, 5.02%,
   11/1/07, (LOC: Wells Fargo Bank NA)
   (b)                                              1,735            1,735
                                                            ---------------
                                                                    15,735
                                                            ---------------

FLORIDA (0.2%)
County of Washington, Series B,
   4.90%, 11/1/07, (LOC: SunTrust Bank)
                                                    2,900            2,900
                                                            ---------------

GEORGIA (0.8%)
Columbus Development Authority,
   Litho-Krome Project, 4.89%, 11/1/07,
   (LOC: Bank of America NA)                       10,125           10,125
                                                            ---------------

ILLINOIS (0.5%)
Finance Authority, Franciscan
   Communities, Series B, 4.90%, 11/1/07,
   (LOC: LaSalle Bank NA)                           5,955            5,955
                                                            ---------------

IOWA (0.5%)
Dallas County Industrial Development,
   Sioux City Brick and Tile, 4.92%,
   11/1/07, (LOC: Firstar Bank NA)
                                                    6,305            6,305
                                                            ---------------


                                    Continued


                                           PRINCIPAL
                                            AMOUNT          VALUE
                                          -----------  ---------------

MUNICIPAL DEMAND NOTES, CONTINUED
MISSISSIPPI (0.2%)
Mississippi Business Finance Corp.,
   Gulfport LLC, Series B, 4.90%,
   11/1/07, (LOC: Wachovia Bank NA)
                                                  $ 2,095     $ 2,095
                                                           -----------

MULTI (0.3%)
Revenue Bond Certificate Series Trust
   Various States, 5.06%, 11/1/07
   (LOC: AIG) (b)                                   3,690       3,690
                                                           -----------

NEW YORK (1.0%)
New York City Housing Development
   Corp., Multi-Family Housing, Series
   A, 4.80%, 11/7/07, (LOC: Bayerische
   Landesbank                                      12,185      12,185
                                                           -----------

NORTH CAROLINA (1.1%)
Roman Catholic Diocese of Raleigh,
   Series A, 4.91%, 11/1/07, (LOC: Bank of
   America NA)                                     13,495      13,495
                                                           -----------

PENNSYLVANIA (0.2%)
Allegheny County Industrial
   Development Authority, 4.92%, 11/1/07,
   (LOC: National City Bank PA)                     2,390       2,390
                                                           -----------

UTAH (0.2%)
Housing Corp., Multi-Family Housing,
   5.06%, 11/1/07 (LOC: AIG)                        2,061       2,061
                                                           -----------

WASHINGTON (1.3%)
State Housing Finance Commission,
   Eaglepointe Apartments, 5.06%,
   11/1/07 (LOC: AIG)                               1,610       1,610
State Housing Finance Commission,
   Monticello Park Project, FNMA, 4.87%,
   11/1/07                                          3,735       3,735
State Housing Finance Commission,
   Skyline At First, 4.90%, 11/1/07,
   (LOC: Bank of America NA)                       11,100      11,100
                                                           -----------
                                                               16,445
                                                           -----------

TOTAL MUNICIPAL DEMAND NOTES                                  143,421
                                                           -----------

                                                             SHARES
                                                           -----------
MONEY MARKETS (C) (0.4%)
AIM STIT Liquid Assets Portfolio
                                                1,261,074     $ 1,261
Goldman Sachs Financial Square Funds
   - Prime Obligations Fund                     3,265,896       3,266
                                                           -----------

TOTAL MONEY MARKETS                                             4,527
                                                           -----------


                                    Continued

PRIME MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
------------------------------------------------------------------------

                                             PRINCIPAL
                                              AMOUNT          VALUE
                                            -----------  ---------------

REPURCHASE AGREEMENTS (10.5%)
Deutsche Bank, 4.82%, 11/1/07,
   (Proceeds at maturity, $100,013,
   Collateralized by various U.S.
   Government Agency Securities,
   0.00%-5.75%, 1/18/08-2/22/11, value
   $102,001)                                 $ 100,000          100,000
UBS Investment Bank, 4.79%, 11/1/07,
   (Proceeds at maturity, $31,725,
   Collateralized by a U.S.
   Government Agency Security, 5.38%,
   5/18/16, value $32,358)                      31,721           31,721
                                                         ---------------

TOTAL REPURCHASE AGREEMENTS                                     131,721
                                                         ---------------

TOTAL INVESTMENTS (COST $1,265,983)+ - 101.5%                 1,265,983

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%                  (18,536)
                                                         ---------------

NET ASSETS - 100.0%                                         $ 1,247,447
                                                         ===============



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

+    Also represents cost for federal income tax purposes.

**   Rate represents the effective yield at purchase.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2007.




                                    Continued


(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund/portfolio.

(d)  Maturity date is next rate reset date.

The following abbreviations is used in the Schedule of Portfolio Investments:

CP - Certificates of Participation
FNMA - Federal National Mortgage Association
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance





       See notes to schedules of portfolio investments.

INSTITUTIONAL MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT          VALUE
                                      --------------   -----------

CORPORATE BONDS (15.2%)
American Express Co., 3.75%, 11/20/07     $   8,210     $   8,203
American Express Credit Corp., Series
   B, 5.23%, 3/5/08 (a)                      11,150        11,149
Bank of New York Mellon Corp. (The),
   3.75%, 2/15/08                             6,000         5,972
Bank of New York Mellon Corp. (The),
   5.67%, 6/16/08 (a)                         5,800         5,795
Bank One Corp., 6.00%, 8/1/08                 4,000         4,019
Bank One NA, 3.70%, 1/15/08                  24,495        24,370
Bear Stearns Cos., Inc. (The), 5.10%,
   1/9/08 (a)                                18,000        18,000
Bear Stearns Cos., Inc. (The), 4.00%,
   1/31/08                                   10,328        10,297
Bear Stearns Cos., Inc. (The), 5.16%,
   4/29/08 (a)                               30,000        30,017
Bear Stearns Cos., Inc. (The), Series
   EXL, 5.23%, 11/5/08 (a)                   16,000        16,000
Citigroup, Inc., 5.42%, 11/1/07 (a)          10,000        10,000
Citigroup, Inc., 3.50%, 2/1/08               23,000        22,888
Credit Suisse, 5.40%, 12/21/07               15,300        15,300
Credit Suisse USA, Inc., 4.63%,
   1/15/08                                    7,000         6,990
General Electric Capital Corp.,
   5.29%, 1/3/08 (a)                         25,000        25,004
General Electric Capital Corp.,
   Series A, 5.70%, 1/15/08 (a)               5,000         5,003
General Electric Capital Corp.,
   4.13%, 3/4/08                             10,000         9,960
General Electric Capital Corp.,
   5.17%, 4/11/08 (a)                         6,000         6,000
General Electric Capital Corp.,
   3.50%, 5/1/08                              3,750         3,714
General Electric Capital Corp.,
   Series A, 5.07%, 8/22/08 (a)               5,000         5,000
General Electric Capital Corp.,
   Series A, 3.60%, 10/15/08                 11,000        10,877
HSBC Finance Corp., 4.13%, 3/11/08            5,000         4,978
HSBC Finance Corp., Series EXL,
   5.13%, 11/5/08 (a)                        15,000        15,000
JPMorgan Chase & Co., 4.00%, 2/1/08           7,000         6,975
Lehman Brothers Holdings, Inc.,
   4.00%, 1/22/08                             6,500         6,480
M&I Marshall & Ilsley Bank, Series
   BKNT, 3.80%, 2/8/08                        6,385         6,360
Merrill Lynch & Co., Inc., Series B,
   3.70%, 4/21/08                            10,000         9,901
Merrill Lynch & Co., Inc., 5.18%,
   11/17/08 (a)                              18,000        18,000
Morgan Stanley, 5.77%, 3/7/08 (a)             5,000         4,998
US Bank NA, 4.13%, 3/17/08                   10,000         9,956
US Bank NA, 4.40%, 8/15/08                    8,232         8,195
Wachovia Bank NA, 4.38%, 8/15/08              8,082         8,041
Wachovia Corp., 3.50%, 8/15/08                4,000         3,948

                                    Continued


                                        PRINCIPAL
                                          AMOUNT          VALUE
                                      --------------   -----------

CORPORATE BONDS, CONTINUED
Wal-Mart Stores, Inc., 3.38%, 10/1/08    $ 12,000       $ 11,872
Wells Fargo & Co., 5.17%,
   11/2/08  (a) (b)                        10,000         10,000
Wells Fargo & Co., 4.00%, 8/15/08           5,000          4,961
World Savings Bank FSB, 4.13%, 3/10/08     12,625         12,569
                                                    -------------

TOTAL CORPORATE BONDS                                    396,792
                                                    -------------

MUNICIPAL BONDS (0.8%)
FLORIDA (0.8%)
Florida Hurricane Catastrophe Fund,
   Series 2006-B, 5.30%, 11/14/08,
   (Callable 8/15/07 @ 100) (a)            20,000         20,000
                                                    -------------

TOTAL MUNICIPAL BONDS                                     20,000
                                                    -------------

U.S. GOVERNMENT AGENCIES (0.6%)
FEDERAL HOME LOAN BANK (0.3%)
3.50%, 2/11/08                              8,000          7,959
                                                    -------------

FREDDIE MAC, SERIES N AP-M004,
   CLASS A (0.3%)
5.52%, 1/15/42 (a)                          7,660          7,660
                                                    -------------

TOTAL U.S. GOVERNMENT AGENCIES                            15,619
                                                    -------------

CERTIFICATES OF DEPOSIT (7.8%)
Bank of Montreal, 5.32%, 1/22/08           10,000         10,000
Bank of Nova Scotia, 5.33%, 11/6/07        25,000         25,000
Branch Banking & Trust Co., 5.35%,
   4/23/08                                 10,000         10,000
Citibank New York, 5.33%, 11/1/07          10,000         10,000
Citibank New York, 5.50%, 11/14/07         20,000         20,000
Citibank New York, 4.94%, 1/18/08          20,000         20,000
Deutsche Bank AG, 5.33%, 11/13/07          20,000         20,000
HBOS Treasury Services PLC, 5.32%,
   1/18/08                                 10,000         10,000
Natixis, 5.37%, 11/13/07                   15,000         15,000
State Street Corp., 5.45%, 12/17/07        30,000         30,000
Toronto Dominion Bank (The), 5.36%,
   12/21/07                                20,000         20,001
UBS AG Stamford Branch, 5.20%,
   2/4/08                                  15,000         15,000
                                                    -------------

TOTAL CERTIFICATES OF DEPOSIT                            205,001
                                                    -------------

COMMERCIAL PAPER (42.0%)
Abbey National LLC, 5.02%, 12/21/07        15,000         14,895
AIG Funding, Inc., 4.85%, 1/29/08          30,000         29,640
Allied Irish Bank, 5.25%,
   11/26/07 (b)                             7,230          7,204
American Express Credit Corp.,
   5.33%, 11/29/07                         15,000         14,938

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT          VALUE
                                      --------------   -----------

COMMERCIAL PAPER, CONTINUED
American Honda Finance, 4.70%,
   11/21/07                                $ 12,000      $ 11,969
American Honda Finance, 4.75%,
   12/11/07                                  30,000        29,842
Amsterdam Funding Corp., 4.85%,
   11/14/07 (b)                              22,000        21,961
Bank of Nova Scotia, 5.00%, 11/2/07          15,310        15,308
BankAmerica Corp., 5.45%,
   11/8/07 **                                 8,800         8,791
BankAmerica Corp., 5.40%,
   12/3/07 **                                10,000         9,952
Barclays PLC, 5.16%, 1/4/08                  15,000        14,862
Barclays PLC, 5.09%, 1/30/08                 10,000         9,873
Barclays PLC, 5.12%, 2/11/08                 17,000        16,753
Barclays PLC, 4.76%, 2/29/08                 20,000        19,683
Barclays US Funding LLC, 5.26%,
   11/5/07 **                                25,000        24,985
Barclays US Funding LLC, 5.38%,
   12/27/07 **                               10,000         9,916
Benedictine Health System, 5.65%,
   12/12/07 **                               35,375        35,147
BP Capital Markets PLC, 4.76%,
   2/5/08 (b)                                20,000        19,746
Cafco LLC, 5.25%, 11/1/07 ** (b)             12,000        12,000
Chevron Funding Corp., 5.05%,
   12/14/07                                  10,000         9,940
Coca-Cola Co. (The), 5.24%,
   11/28/07 (b)                              25,000        24,902
CRC Funding LLC, 5.27%, 11/5/07
   ** (b)                                    20,000        19,988
General Electric Capital Corp.,
   4.90%, 3/7/08                             15,000        14,741
HBOS Treasury Services, 5.27%,
   11/8/07 **                                15,000        14,985
HBOS Treasury Services, 5.28%,
   12/5/07 **                                 5,000         4,975
IBM Capital, Inc., 4.68%,
   11/28/07 (b)                              25,000        24,912
McGraw Hill Cos., Inc., 4.90%,
   12/5/07 (b)                               25,000        24,884
Met-Life Funding, Inc., 4.70%,
   12/7/07                                   20,000        19,906
Morgan Stanley Dean Witter, 5.48%,
   11/21/07 **                               15,000        14,954
Nestle Capital Corp., 5.31%,
   12/10/07 (b)                              10,000         9,942
Old Line Funding, 4.85%, 11/6/07 (b)         32,549        32,527
Old Line Funding, 5.10%, 11/9/07
   ** (b)                                    25,000        24,972
Old Line Funding, 4.87%, 11/20/07 (b)        26,833        26,764

                                    Continued

                                        PRINCIPAL
                                          AMOUNT          VALUE
                                      --------------   -----------

COMMERCIAL PAPER, CONTINUED
Procter & Gamble, 5.22%, 11/6/07 (b)     $ 25,000       $ 24,982
Procter & Gamble, 4.77%, 1/2/08 (b)        29,820         29,575
Prudential Funding LLC, 5.24%,
   11/30/07 **                             25,000         24,894
Purdue Research Funding, 5.02%,
   2/14/08                                 11,950         11,950
San Jose International Airport,
   5.00%, 12/6/07                          23,255         23,142
Scotiabanc, Inc., 5.10%, 12/20/07
   ** (b)                                  15,000         14,896
Societe Generale, 5.37%, 11/1/07 **        15,000         15,000
Societe Generale, 5.07%, 1/22/08           20,000         19,769
Societe Generale, 5.14%, 1/7/08            15,000         14,857
State Street Corp., 4.97%, 1/17/08         20,000         19,787
Toronto Dominion Bank (The), 4.74%,
   11/19/07  (b)                           20,000         19,953
Toronto Dominion Bank (The), 5.06%,
   1/31/08 (b)                             20,000         19,744
Total Fina Elf, 5.25%, 11/16/07  (b)       20,000         19,956
Total Fina Elf, 5.25%, 12/6/07  (b)        30,000         29,847
Toyota Motor Credit Co., 5.25%,
   11/15/07 **                             25,000         24,949
Toyota Motor Credit Co., 5.28%,
   12/13/07 **                             15,000         14,908
Toyota Motor Credit Co., 4.83%,
   12/18/07 **                             15,000         14,905
Toyota Motor Credit Co., 4.74%,
   2/22/08                                 20,000         19,702
UBS Financial, 4.97%, 11/7/07 **           25,000         24,979
UBS Financial, 5.40%, 11/7/07 **           25,000         24,978
UBS Financial, 4.81%, 2/25/08               7,175          7,064
Wal-Mart Stores, Inc., 4.72%,
   1/23/08 (b)                             24,029         23,768
Wells Fargo & Co., 4.73%, 11/23/07         20,000         19,942
Windmill Funding Corp., 4.90%,
   11/2/07  (b)                            10,000          9,999
Windmill Funding Corp., 4.92%,
   11/7/07 (b)                             25,000         24,980
                                                    -------------

TOTAL COMMERCIAL PAPER                                 1,094,383
                                                    -------------

DEMAND NOTES (D) (3.3%)
Appletree Pptys LLC, 4.90%,
   11/1/07                                  5,645          5,645
Baldwin County Sewer Service LLC,
   4.90%, 11/8/07 (a)                       9,665          9,665
Capital Markets Access Co. LC,
   Series 2005, 4.75%, 11/7/07  (a)         7,205          7,205
Capital One Funding Corp., Series
   2001-D, 4.96%, 11/8/07 (a)                 470            470

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT          VALUE
                                      --------------   -----------

DEMAND NOTES, CONTINUED
Capital One Funding Corp., Series
   2001-A, 4.96%, 11/8/07  (a)            $   2,914     $   2,914
CHF - Elon LLC, Series 2005, 4.88%,
   11/8/07 (a) (b)                            6,950         6,950
Cornerstone Funding Corp., 4.87%,
   11/1/07  (a)                               4,235         4,235
Cornerstone Funding Corp., Series
   2003-H, 4.87%, 11/1/07 (a)                 4,113         4,113
Foster/Schweihofer Real Estate Co.
   LLC, Series 2003, 4.95%, 11/8/07
   (a)                                        7,215         7,215
Gulf Gate Apartments, Series 2003,
   4.92%, 11/8/07 (a) (b)                     4,000         4,000
J&S Properties, Inc., Series 2006,
   4.90%, 11/8/07 (a) (d)                     3,325         3,325
McCullough Snappy Service Oil,
   Series 2006, 4.90%, 11/8/07 (a) (b)        2,720         2,720
Metaltec Steel Abrasive Co., Series
   2004, 4.74%, 11/7/07  (a)                  4,240         4,240
Northport Baptist Church, Series
   2004, 4.90%, 11/8/07 (a)                   2,800         2,800
Pershing Drive Associates LP, 4.82%,
   11/1/07 (a)                                3,985         3,985
Praise Tabernacle Outreach, 4.90%,
   11/1/07 (a)                                3,440         3,440
Sioux City Brick & Tile Co., 4.88%,
   11/8/07  (a) (b)                          12,250        12,250
                                                       -----------

TOTAL DEMAND NOTES                                         85,172
                                                       -----------

MUNICIPAL COMMERCIAL PAPER (0.8%)
Michigan State, 5.27%, 11/5/07               20,000        20,000
                                                       -----------

TOTAL MUNICIPAL COMMERCIAL PAPER                           20,000
                                                       -----------

MUNICIPAL DEMAND NOTES (A) (D) (11.3%)
ARKANSAS (0.6%)
Northwest Regional Airport Authority,
   Series B, 4.88%, 11/1/07, (LOC: Regions
   Bank)                                        630           630
Northwest Regional Airport Authority,
   Series A, 4.88%, 11/1/07, (LOC: Regions
   Bank)                                     15,725        15,725
                                                       -----------
                                                           16,355
                                                       -----------

CALIFORNIA (0.9%)
County of Sacramento, 4.85%, 11/7/07,
   (LOC: Bayerische Landesbank  (a) (d)       5,000         5,000
Kern Water Bank Authority, Series B,
   4.92%, 11/1/07, (LOC: Wells Fargo Bank
   NA)                                        4,348         4,348
Sacramento County Housing Authority,
   Multi-Family, Natomas Park
   Apartments, FNMA, 4.88%, 11/1/07           1,650         1,650

                                    Continued



                                        PRINCIPAL
                                          AMOUNT          VALUE
                                      --------------   -----------

MUNICIPAL DEMAND NOTES, CONTINUED
CALIFORNIA, CONTINUED
Saint Michaels Episcopal Day School,
   5.10%, 11/7/07, (LOC: U.S. Bank NA)  $   1,835      $   1,835
San Jose Financing Authority, Hayes
   Mansion Phase B, AMBAC, 4.85%,
   11/7/07                                  7,900          7,900
Statewide Communities Development
   Authority, Multi-Family Housing,
   FNMA, 4.88%, 11/1/07                     1,000          1,000
Statewide Communities Development
   Authority, Multi-Family, Valley Palms
   Apartments, FNMA, 4.86%, 11/1/07
   (Callable 10/31/07 @ 100)                2,545          2,545
                                                    -------------
                                                          24,278
                                                    -------------

COLORADO (0.8%)
Housing and Finance Authority,
   Multi-Family, MBIA, 4.85%,
   11/7/07                                 20,000         20,000
                                                    -------------

FLORIDA (0.3%)
City of Homestead, Speedway Project,
   4.75%, 11/7/07, (LOC: SunTrust
   Bank)                                    8,590          8,590
                                                    -------------

GEORGIA (0.6%)
Augusta Housing Authority,
   Multi-Family, Westbury Creek
   Apartments, FNMA, 4.81%, 11/7/07           500            500
Georgia Municipal Gas Authority,
   4.89%, 11/1/07, (LOC: Wachovia
   Bank NA)                                14,765         14,765
                                                    -------------
                                                          15,265
                                                    -------------

ILLINOIS (0.5%)
Finance Authority, Fairview
   Ministries, Inc., 4.90%, 11/1/07,
   (LOC: LaSalle Bank NA)                   1,100          1,100
Finance Authority, Franciscan
   Communities, Series B, 4.90%,
   11/1/07, (LOC: LaSalle Bank NA)         12,000         12,000
                                                    -------------
                                                          13,100
                                                    -------------

INDIANA (1.4%)
City of Indianapolis Economic
   Development, Multi-Family Housing,
   Series B, 4.91%, 11/1/07,
   (LOC: Federal Home Loan Bank)              978            978
Health Facility Financing Authority,
   Clark Memorial Hospital, 4.96%,
   11/1/07, (LOC: Bank One NA)              3,925          3,925
Health Facility Financing Authority,
   Community Foundation of Northwest
   Indiana, Series B, 4.90%, 11/1/07,
   (LOC: LaSalle Bank NA)                  22,410         22,410

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT          VALUE
                                      --------------   -----------

MUNICIPAL DEMAND NOTES, CONTINUED
INDIANA, CONTINUED
Terre Haute, Westminister Village,
   4.92%, 11/1/07, (LOC: Sovereign Bank
   FSB)                                   $   9,300     $   9,300
                                                       -----------
                                                           36,613
                                                       -----------

KENTUCKY (0.2%)
Boone County, Northern Kentucky
   University Metropolitan Education and
   Training Services Center Project,
   5.20%, 11/1/07, (LOC: U.S. Bank NA)        5,050         5,050
                                                       -----------

MARYLAND (1.5%)
Health & Higher Educational
   Facilities Authority, Adventist
   Healthcare, 4.90%, 11/1/07,
   (LOC: LaSalle Bank NA)                    19,060        19,060
Health & Higher Educational
   Facilities Authority, Charlestown
   Community, Series B, 4.75%, 11/7/07,
   (LOC: Bank of America NA)                 18,700        18,700
                                                       -----------
                                                           37,760
                                                       -----------

MICHIGAN (0.2%)
Canton Charter Township, GO, 4.82%,
   11/7/07, (LOC: Comerica Bank)              1,500         1,500
Charter Township of Ypsilanti Capital
   Improvements, GO, Series B, 4.82%,
   11/7/07, (LOC: Comerica Bank)              3,340         3,340
                                                       -----------
                                                            4,840
                                                       -----------

MINNESOTA (0.2%)
City of Plymouth, Carlson Center
   Project, 5.10%, 11/1/07, (LOC: U.S.
   Bank NA)                                   1,000         1,000
St Paul Port Authority, Series S,
   5.20%, 11/1/07, (LOC: Dexia Credit
   Local)                                     3,495         3,495
                                                       -----------
                                                            4,495
                                                       -----------

MISSISSIPPI (0.9%)
Business Finance Corp., Cellular
   South, Inc., 4.90%, 11/1/07,
   (LOC: Bank of America NA)  (a) (b) (d)    13,000        13,000
Business Finance Corp., Deuce
   McAllister Motors, 4.90%, 11/1/07,
   (LOC: First Tennessee bank)  (a) (d)       7,225         7,225
Mississippi Business Finance Corp.,
   Cellular South, Inc., 4.75%, 11/7/07,
   (LOC: Bank of America NA)  (b)             3,850         (3850)
                                                       -----------
                                                           24,075
                                                       -----------


                                    Continued


                                        PRINCIPAL
                                          AMOUNT          VALUE
                                      --------------   -----------

MUNICIPAL DEMAND NOTES, CONTINUED
MISSOURI (0.3%)
Kansas City Industrial Development
   Authority, Downtown Arena, AMBAC,
   4.70%, 11/7/07                       $   8,925      $   8,925
                                                    -------------

NEBRASKA (0.5%)
City of Omaha, Riverfront
   Development, AMBAC, 4.77%,
   11/7/07                                 11,765         11,765
                                                    -------------

NEW MEXICO (0.1%)
City of Albuquerque Industrial, KTECH
   Corp. Project, 4.92%, 11/1/07,
   (LOC: Wells Fargo Bank NA)               3,460          3,460
                                                    -------------

NEW YORK (0.8%)
New York City Housing Development
   Corp., Multi-Family Housing, Series
   A, 4.80%, 11/7/07, (LOC: Bayerische
   Landesbank                              19,585         19,585
                                                    -------------

NORTH CAROLINA (0.3%)
Roman Catholic Diocese of Raleigh,
   Series A, 4.91%, 11/1/07, (LOC: Bank of
   America NA)                              7,220          7,220
                                                    -------------

OHIO (0.6%)
Air Quality Development Authority,
   Steel Corp., Series B, 4.85%, 11/7/07,
   (LOC: ABN Amro Bank NV)                 13,000         13,000
County of Cuyahoga Health Care
   Facilities, Franciscan Communities,
   4.91%, 11/1/07, (LOC: LaSalle
   Bank NA)                                 2,535          2,535
                                                    -------------
                                                          15,535

PENNSYLVANIA (0.2%)
Berks County Industrial Development
   Authority, Lebanon Valley Mall,
   4.78%, 11/7/07, (LOC: First Union
   National Bank)  (b)                      1,300          1,300
Berks County Municipal Authority,
   Phoebe-Devitt Homes, Series C, 4.91%,
   11/1/07, (LOC: Sovereign Bank
   FSB)                                     2,830          2,830
                                                    -------------
                                                           4,130
                                                    -------------

UTAH (0.2%)
Tooele City Industrial Development,
   Series A, 5.10%, 11/1/07,
   (LOC: U.S. Bank NA)                      1,400          1,400


                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT          VALUE
                                      --------------   -----------

MUNICIPAL DEMAND NOTES, CONTINUED
Utah Telecommunication Open
   Infrastructure Agency, 4.90%,
   11/1/07, (LOC: Bank of America N.A.)
   (LOC: U.S. Bank NA)                    $   5,000     $   5,000
                                                       -----------
                                                            6,400
                                                       -----------

WASHINGTON (0.1%)
State Housing Finance Commission,
   Multi-Family, Granite Falls
   Retirement Plaza, 4.86%, 11/1/07,
   (LOC: Wells Fargo Bank NA)                 1,030         1,030
State Housing Finance Commission,
   Multi-Family, Sir Summer Ridge
   Associates, 5.20%, 11/1/07,
   (LOC: U.S. Bank NA)                          695           695
State Housing Finance Commission,
   Multi-Family, Vintage At Everett,
   FNMA, 4.87%, 11/1/07                       2,000         2,000
                                                       -----------
                                                           3,725
                                                       -----------

WISCONSIN (0.1%)
Health & Educational Facilities
   Authority, Upland Hills, Series D,
   4.79%, 11/7/07, (LOC: Allied Irish Bank
   PLC)                                       2,490         2,490
                                                       -----------

TOTAL MUNICIPAL DEMAND NOTES                              293,656
                                                       -----------

                                          SHARES
                                      --------------
MONEY MARKETS (C) (5.9%)
AIM STIT Liquid Assets Portfolio         39,614,439        39,614
Goldman Sachs Financial Square Funds
   - Prime Obligations Fund             114,898,503       114,899
                                                       -----------

TOTAL MONEY MARKETS                                       154,513
                                                       -----------

REPURCHASE AGREEMENTS (13.8%)
Deutsche Bank, 4.82%, 11/1/07,
   (Proceeds at maturity, $250,033,
   Collateralized by various U.S.
   Government Agency Securities,
   4.13%-5.50%, 3/9/09-4/18/16, value
   $255,001)                                250,000       250,000
   UBS Investment Bank, 4.79%, 11/1/07,
   (Proceeds at maturity, $110,821,
   Collateralized by various U.S.
   Government Agency Securities,
   3.88%-5.38%, 11/13/09-5/18/16, value
   $113,037)                                110,818       110,818
                                                       -----------

                                    Continued



                                                        VALUE
                                                    -------------

REPURCHASE AGREEMENTS, CONTINUED
TOTAL REPURCHASE AGREEMENTS                          $   360,818
                                                    -------------

TOTAL INVESTMENTS (COST $2,645,954)+ - 101.5%          2,645,954

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%           (38,047)
                                                    -------------

NET ASSETS - 100.0%                                  $ 2,607,906
                                                    =============



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

+    Also represents cost for federal income tax purposes.

**   Rate represents the effective yield at purchase.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2007.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund/portfolio.

(d)  Maturity date is next rate reset date.

The following abbreviations are used in the Schedule of Portfolio Investments:

AMBAC - American Municipal Bond Assurance Company
FNMA - Federal National Mortgage Association
GO - Government Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance





        See notes to schedules of portfolio investments.

INSTITUTIONAL GOVERNMENT MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

-----------------------------------------------------------------

                                       PRINCIPAL
                                         AMOUNT         VALUE
                                      ------------  -------------

U.S. GOVERNMENT AGENCIES (58.6%)
FANNIE MAE (13.0%)
5.14%, 11/7/07 **                        $ 19,600       $ 19,583
4.90%, 12/5/07 **                          10,000          9,954
4.38%, 12/12/07 **                         18,221         18,126
5.10%, 12/26/07 **                         10,000          9,922
5.04%, 12/28/07 (a)                         7,500          7,500
4.68%, 1/3/08 **                            5,000          4,959
5.30%, 1/8/08                               5,000          5,000
3.25%, 1/15/08                             16,150         16,097
4.64%, 1/16/08 **                           5,000          4,951
3.80%, 1/18/08                              3,210          3,200
3.88%, 2/1/08                               5,000          4,990
4.75%, 2/1/08                               5,450          5,443
5.40%, 2/1/08                               3,545          3,546
5.75%, 2/15/08                             10,301         10,313
5.10%, 2/22/08                              2,000          1,999
5.00%, 2/27/08                              5,150          5,146
5.13%, 2/28/08                              3,500          3,498
4.20%, 3/24/08                              1,365          1,359
4.88%, 4/10/08                             10,000          9,999
6.00%, 5/15/08                              5,000          5,018
5.25%, 6/11/08                              8,100          8,101
                                                    -------------
                                                         158,704
                                                    -------------

FEDERAL FARM CREDIT BANK (1.9%)
4.70%, 11/27/07 **                         10,000          9,966
2.80%, 3/25/08                              4,500          4,458
4.90%, 7/18/08 (a)                          8,545          8,544
                                                    -------------
                                                          22,968
                                                    -------------

FEDERAL HOME LOAN BANK (22.4%)
5.26%, 11/1/07                              2,750          2,750
4.79%, 11/14/07 **                         34,500         34,438
5.00%, 11/21/07                             8,250          8,249
4.39%, 12/5/07 **                          17,000         16,930
3.65%, 12/13/07                             2,000          1,997
4.68%, 12/14/07 **                          7,000          6,961
3.25%, 12/17/07                             2,895          2,888
4.89%, 12/20/07 **                         10,000          9,933
4.37%, 12/21/07 **                         10,000          9,939
4.10%, 12/27/07                             2,000          1,996
5.50%, 12/27/07                             7,000          7,004
5.09%, 1/10/08 (a)                         16,000         15,996
4.67%, 1/11/08 **                          13,705         13,579
4.75%, 1/11/08                              1,500          1,498
4.66%, 1/18/08 **                          10,000          9,899
5.13%, 1/25/08                              5,045          5,043
5.50%, 1/28/08                              2,390          2,392
5.25%, 2/5/08 (d)                           5,830          5,830
4.80%, 2/6/08                               6,000          5,922
5.00%, 2/29/08                              2,010          2,008
4.88%, 3/5/08                               3,230          3,231
4.94%, 3/14/08 (a)                         15,000         14,998

                           Continued



                                        PRINCIPAL
                                         AMOUNT         VALUE
                                      ------------  -------------

U.S. GOVERNMENT AGENCIES, CONTINUED
5.43%, 3/20/08 (a)                     $   15,000      $   14,995
3.38%, 3/26/08                              3,000           2,977
5.00%, 4/9/08                               7,310           7,304
5.13%, 4/16/08                             10,000          10,015
5.00%, 5/30/08                              5,000           4,993
5.13%, 6/18/08                              3,190           3,197
4.50%, 8/8/08                               6,100           6,103
4.65%, 8/22/08                              4,000           3,989
5.37%, 9/16/08 (a)                         12,000          12,000
5.02%, 10/2/08 (a)                         20,000          20,013
4.50%, 11/5/08, W/I                         4,000           4,000
                                                     -------------
                                                          273,067
                                                     -------------

FEDERAL HOME LOAN BANK SYSTEM (3.7%)
4.25%, 1/10/08 (a)                         15,000          14,995
4.24%, 2/7/08 (a)                          13,730          13,723
4.00%, 3/10/08                              7,810           7,777
2.90%, 3/24/08                              2,000           1,981
4.13%, 4/18/08                              5,405           5,376
3.62%, 4/25/08                              2,000           1,984
                                                     -------------
                                                           45,836
                                                     -------------

FREDDIE MAC (15.9%)
5.14%, 11/13/07 **                         10,000           9,983
4.38%, 11/16/07                            21,000          20,993
5.12%, 12/3/07 **                           3,157           3,143
4.60%, 12/7/07 **                           6,405           6,375
4.68%, 12/10/07 **                         10,000           9,949
5.14%, 12/14/07                            20,000          19,994
4.67%, 1/7/08 **                           10,000           9,913
3.65%, 1/23/08                              1,000             996
3.63%, 2/15/08                                708             705
4.63%, 2/21/08                              4,275           4,272
3.25%, 2/25/08                              9,000           8,944
5.13%, 2/27/08                              4,340           4,338
4.71%, 3/26/08 (a)                         20,000          19,997
4.55%, 3/28/08 **                           9,694           9,513
3.35%, 4/1/08                               2,925           2,901
5.75%, 4/15/08                              5,050           5,064
3.63%, 5/9/08                               4,000           3,977
3.50%, 5/21/08                              5,000           4,951
4.25%, 6/23/08                              1,200           1,196
4.86%, 8/15/21 (a)                          2,890           2,890
4.86%, 1/15/42 (a)                         27,767          27,767
4.86%, 10/15/45 (a)                        15,802          15,802
                                                     -------------
                                                          193,663
                                                     -------------

OVERSEAS PRIVATE INVESTMENT CORP. (A) (1.7%)
4.65%, 1/15/09 (b)                      $   6,438       $   6,438
4.65%, 12/31/10, Series 2003               15,000          15,000
                                                     -------------
                                                           21,438
                                                     -------------

TOTAL U.S. GOVERNMENT AGENCIES                            715,676
                                                     -------------

                                    Continued

INSTITUTIONAL GOVERNMENT MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
-----------------------------------------------------------------


                                         SHARES         VALUE
                                      ------------  -------------

MONEY MARKETS (C) (0.2%)
AIM STIT Government & Agency
   Portfolio                            2,215,045          2,215
Goldman Sachs Financial Square
   Government Fund                          4,398              4
                                                    -------------

TOTAL MONEY MARKETS                                        2,219
                                                    -------------

                                        PRINCIPAL
                                         AMOUNT
                                      ------------
REPURCHASE AGREEMENTS (41.5%)
Banc of America Securities, LLC, 4.83%,
   11/1/07, (Proceeds at maturity,
   $220,030, Collateralized by various
   U.S. Government Agency Securities,
   0.00%, 1/30/08-9/15/08, value
   $224,401)                             $220,000    $   220,000
Deutsche Bank, 4.82%, 11/1/07,
   (Proceeds at maturity, $225,030,
   Collateralized by various U.S.
   Government Agency Securities,
   0.00%-5.76%, 12/21/07-10/17/13, value
   $229,501)                              225,000        225,000
   UBS Investment Bank, 4.79%, 11/1/07,
   (Proceeds at maturity, $61,061,
   Collateralized by various U.S.
   Government Agency Securities,
   4.25%-5.75%, 11/13/09-5/15/12, value
   $62,282)                                61,061         61,061
                                                    -------------

TOTAL REPURCHASE AGREEMENTS                              506,061
                                                    -------------

TOTAL INVESTMENTS (COST $1,223,956)+ - 100.3%          1,223,956
                                                    -------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%            (4,050)
                                                    -------------

NET ASSETS - 100.0%                                   $1,219,906
                                                    =============

                           Continued


NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

+    Also represents cost for federal income tax purposes.

**   Rate represents the effective yield at purchase.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2007.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund/portfolio.

(d) All or part of this security has been deposited as collateral for when issued or delayed delivery transactions.

The following abbreviation is used in the Schedule of Portfolio Investments:
W/I - When Issued


        See notes to schedules of portfolio investments.

GOVERNMENT MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

--------------------------------------------------------------

                                    PRINCIPAL
                                      AMOUNT         VALUE
                                    -----------   ------------

U.S. GOVERNMENT AGENCIES (95.1%)
FEDERAL FARM CREDIT BANK (14.5%)
4.70%, 11/6/07 (a)                 $    15,000     $   15,000
3.63%, 1/4/08                            1,000            997
4.74%, 1/25/08 (a)                      10,000         10,000
4.68%, 4/28/08 (a)                       3,500          3,499
2.82%, 5/15/08                           1,000            987
                                                  ------------
                                                       30,483
                                                  ------------

FEDERAL HOME LOAN BANK (77.8%)
4.40%, 11/1/07 **                       21,000         21,000
5.26%, 11/1/07                           1,000          1,000
4.54%, 11/5/07 **                        6,000          5,997
4.59%, 11/7/07 **                       10,650         10,641
4.38%, 11/13/07 **                      10,000          9,985
4.70%, 11/14/07 **                      10,000          9,983
3.50%, 11/15/07                          1,000            999
4.24%, 11/15/07 (a)                     10,000         10,000
4.76%, 11/21/07 **                       4,000          3,989
4.94%, 11/23/07 **                       1,162          1,159
4.75%, 11/28/07 **                       5,000          4,982
3.25%, 12/17/07                          5,000          4,989
4.73%, 12/21/07 **                       3,000          2,980
4.56%, 12/26/07 **                       1,376          1,366
4.98%, 12/27/07 **                       2,000          1,985
5.09%, 1/10/08 (a)                      11,000         10,999
4.63%, 1/18/08                           1,500          1,498
5.50%, 1/28/08                           2,530          2,531
4.88%, 1/30/08                           1,000            999
5.25%, 2/1/08                            3,000          3,000
5.25%, 2/5/08                            2,000          2,000
4.85%, 2/6/08                              820            819
4.63%, 2/8/08                            1,215          1,213
3.38%, 2/15/08                           5,590          5,561
4.13%, 2/15/08                           1,000            996
4.50%, 2/15/08                             500            499
4.93%, 2/20/08 **                        2,000          1,970
5.13%, 2/26/08                           1,000          1,000
5.13%, 2/28/08                           1,000          1,000
4.88%, 3/5/08                              540            539
2.75%, 3/14/08                           4,450          4,411
4.94%, 3/14/08 (a)                      15,000         14,998
5.07%, 4/1/08 (a)                        2,000          1,999
4.43%, 4/7/08                            1,100          1,091
5.13%, 5/14/08                             570            571
4.00%, 5/15/08                             500            498
3.25%, 6/12/08                           1,000            990
4.10%, 6/13/08                             810            806
3.00%, 7/9/08                            1,500          1,481
3.38%, 7/21/08                           1,000            990
5.13%, 7/23/08                             550            550
3.88%, 8/22/08                             790            784
4.65%, 8/22/08                           1,000            997

                                    Continued


                                    PRINCIPAL
                                      AMOUNT         VALUE
                                    -----------   ------------

U.S. GOVERNMENT AGENCIES, CONTINUED
5.37%, 9/16/08 (a)                   $   8,000      $   8,000
                                                  ------------
                                                      163,845
                                                  ------------

FEDERAL HOME LOAN BANK SYSTEM (2.8%)
3.00%, 12/12/07                          1,000            998
4.60%, 4/11/08                           1,955          1,951
4.13%, 4/18/08                           2,900          2,886
                                                  ------------
                                                        5,835
                                                  ------------

TOTAL U.S. GOVERNMENT AGENCIES                        200,163
                                                  ------------

                                      SHARES
                                    -----------
MONEY MARKETS (B) (4.8%)
AIM STIT Government TaxAdvantage
   Portfolio                         3,183,235          3,183
Goldman Sachs Financial Square
   Federal Fund                      6,844,644          6,845
                                                  ------------

TOTAL MONEY MARKETS                                    10,028
                                                  ------------

TOTAL INVESTMENTS (COST $210,191)+ - 99.9%            210,191

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%              214
                                                  ------------

NET ASSETS - 100.0%                                  $210,405
                                                  ============



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

+    Also represents cost for federal income tax purposes.

**   Rate represents the effective yield at purchase.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2007.

(b)  Investment is in Institutional Shares of underlying fund/portfolio.


                See notes to schedules of portfolio investments.

U.S. TREASURY MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

TREASURY BILL ** (5.0%)
3.93%, 1/31/08                      $   15,000     $   14,851
4.01%, 2/21/08                          15,000         14,819
3.87%, 4/24/08                          15,000         14,718
3.94%, 5/1/08, W/I                      15,000         14,702
                                                  ------------

TOTAL TREASURY BILLS                                   59,090
                                                  ------------

TREASURY NOTES (9.4%)
4.38%, 1/31/08                          10,000          9,983
4.63%, 2/29/08                          10,000          9,987
4.88%, 4/30/08                          30,000         29,963
3.75%, 5/15/08                          20,000         19,896
5.13%, 6/30/08                          20,000         20,097
4.13%, 8/15/08                          20,000         20,000
                                                  ------------

TOTAL TREASURY NOTES                                  109,926
                                                  ------------

                                      SHARES
                                    -----------
MONEY MARKETS (A) (0.2%)
AIM STIT Treasury Portfolio          1,123,701          1,124
Goldman Sachs Financial Square
   Treasury Obligations Fund         1,302,639          1,302
                                                  ------------

TOTAL MONEY MARKETS                                     2,426
                                                  ------------

                                     PRINCIPAL
                                       AMOUNT
                                    -----------
REPURCHASE AGREEMENTS (86.9%)
ABN AMRO, 4.53%, 11/1/07,
   (Proceeds at maturity, $250,031,
   Collateralized by various U.S.
   Treasury Securities, 1.88%-5.50%,
   7/15/13-8/15/28, value $255,001)   $250,000        250,000
Barclay Capital, 4.55%, 11/1/07,
   (Proceeds at maturity, $259,676,
   Collateralized by various U.S.
   Treasury Securities, 7.25%-8.75%,
   8/15/20-8/15/22, value $264,837)    259,643        259,643
BMO Nesbitt Burns, 4.53%, 11/1/07,
   (Proceed at maturity, $250,031,
   Collateralized by U.S.
   Treasury Securities, 5.75%, 8/15/10,
   value $255,000)                     250,000        250,000
Deutsche Bank, 4.55%, 11/1/07,
   (Proceeds at maturity, $260,033,
   Collateralized by various U.S.
   Treasury Securities, 2.00%-3.88%,
   1/15/26-4/15/29, value $265,200)    260,000        260,000
                                                  ------------

TOTAL REPURCHASE AGREEMENTS                         1,019,643
                                                  ------------


                                    continued

                                                      VALUE
                                                  -------------

TOTAL INVESTMENTS (COST $1,191,085)+ - 101.5%      $ 1,191,085

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%         (17,931)
                                                  -------------

NET ASSETS - 100.0%                                $ 1,173,154
                                                  =============



NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

+    Also represents cost for federal income tax purposes.

**   Rate represents the effective yield at purchase.

(a)  Investment is in Institutional Shares of underlying fund/portfolio.

The following abbreviation is used in the Schedule of Portfolio Investments:
W/I- When Issued


       See notes to schedules of portfolio investments.

MICHIGAN MUNICIPAL MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
------------------------------------------------------------------

                                          PRINCIPAL
                                           AMOUNT        VALUE
                                         ------------  -----------

MUNICIPAL BONDS (11.3%)
MICHIGAN (8.8%)
Ecorse Public School District, GO,
   FGIC, 6.50%, 5/1/08                     $ 500        $ 506
Farmington Hills Economic Development
   Corp., Marketing Displays Project,
   AMT, 4.18%, 9/1/08, (LOC: Comerica
   Bank) (a)                                  50           50
Higher Education Facilities
   Authority, Thomas M Cooley Law
   School, 5.35%, 5/1/15, (Prerefunded
   5/1/08 @ 101)                           1,200        1,224
Marquette, GO, FSA, 4.00%, 11/1/07           150          150
Michigan State Building Authority
   Revenue, 3.72%, 11/20/07                5,155        5,155
Municipal Bond Authority, Series B-2,
   4.50%, 8/20/08, (LOC: Scotia Bank)      3,000        3,019
Municipal Bond Authority, Clean Water
   Revolving Fund, 5.00%, 10/1/08            360          365
Municipal Bond Authority, Government
   Loan Program, AMBAC, 5.00%, 5/1/08        500          503
Public Educational Facilities
   Authority, Series A, 5.00%, 6/24/08,
   (LOC: Charter One Bank NA)              2,500        2,518
Saline Area Schools, FGIC, GO, 6.00%,
   5/1/08                                    300          304
State Hospital Finance Authority,
   Balmoral, 3.90%, 9/1/16, (LOC:
   Comerica Bank), (Mandatory Put
   9/1/07 @ 100)  (a) (b)                    415          415
State Housing Development Authority,
   Rental Housing, Series B, AMT, FSA,
   3.70%, 4/1/08                           1,030        1,030
State of Michigan Comprehensive
   Transportation, Series A, FSA, 5.25%,
   5/15/08                                   240          242
Strategic Fund, Donnelly Corp.
   Project, Series B, AMT, 3.85%,
   4/1/08, (LOC: Bank of Nova Scotia),
   (Callable 10/1/07 @ 100)  (a) (b)       2,500        2,500
Washenaw County, Northfield Sewer
   Systems, GO, 4.25%, 5/1/08                225          226
                                                   -----------
                                                       18,207
                                                   -----------

PUERTO RICO (2.5%)
Industrial Medical and Environmental
   Pollution Control Facilities
   Financing Authority, Abbott
   Laboratories, 3.95%, 3/1/23,
   (Callable 3/1/08 @ 100)  (a) (b)        5,195        5,195
                                                   -----------

TOTAL MUNICIPAL BONDS                                  23,402
                                                   -----------



                                    Continued


                                       PRINCIPAL
                                         AMOUNT        VALUE
                                       -----------   -----------

MUNICIPAL DEMAND NOTES (A) (D) (88.5%)
MICHIGAN (85.8%)
City of Grand Rapids, Clipper Belt
   Lacer Co., Project, AMT, 3.48%,
   11/1/07, (LOC: Bank of America NA)   $7,000      $   7,000
Detroit Economic Development Corp.,
   Waterfront Reclaimation, 3.48%,
   11/1/07, (LOC: National City Bank
   Midwest)                              5,700          5,700
Detroit Economic Development Corp.,
   Waterfront Reclamation, Series A,
   3.43%, 11/1/07, (LOC: DEUTSCHE BANK
   A.G.)                                   500            500
Detroit Water Supply System, Series
   C, FGIC, 3.23%, 11/7/07               9,960          9,960
Genesee County Economic Development
   Corp., Rawcar Group Project, AMT,
   3.56%, 11/1/07, (LOC: National City
   Bank MI/IL)                           2,005          2,005
Higher Education Facilities
   Authority, Adrian College ADR, 3.51%,
   11/1/07, (LOC: Comerica Bank)           565            565
Higher Education Facilities
   Authority, University of Detroit
   Mercy, 3.58%, 11/1/07, (LOC: JP Morgan
   Chase Bank)                           3,950          3,950
Macomb County Hospital Finance
   Authority, Mount Clemens General
   Hospital, Series A-1, 3.59%, 11/1/07,
   (LOC: Comerica Bank)                    900            900
Mancelona Area Water & Sewer
   Authority, 3.51%, 11/1/07,
   (LOC: National City Bank MI/IL)         890            890
Marquette City Hospital Finance
   Authority, Marquette General
   Hospital, 3.50%, 11/1/07, (LOC: U.S.
   Bank NA)                              1,140          1,140
Marquette County Economic Development
   Corp., Pioneer Laboratories, Series
   A, AMT, 3.68%, 11/7/07, (LOC:
   JP MorganChase & Co.)                   550            550
Oakland County Economic Development
   Corp., Graph-Tech, Inc. Project, AMT,
   3.53%, 11/1/07, (LOC: Standard Federal
   Bank)                                 1,325           1,325
Oakland County Economic Development
   Corp., IBC North America, Inc.
   Project, AMT, 3.61%, 11/1/07,
   (LOC: Comerica Bank)  (b)               980            980
Oakland County Economic Development
   Corp., Moody Family, Ltd. Project,
   AMT, 3.42%, 11/7/07, (LOC: Bank One
   Michigan)  (b)                        2,000          2,000


                                    Continued

MICHIGAN MUNICIPAL MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
------------------------------------------------------------------

                                          PRINCIPAL
                                           AMOUNT        VALUE
                                        ------------  -----------

MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN, CONTINUED
Saline Economic Development Corp.,
   Brecon Village Project, 3.33%,
   11/7/07, (LOC: Bank One Michigan)    $   3,000    $  3,000
Saline Economic Development Corp.,
   Spring Project, 3.30%, 11/7/07,
   (LOC: Bank of America NA)  (b)           7,000       7,000
Southfield Economic Development
   Corp., Lawrence Technological
   University Project, 3.33%, 11/7/07,
   (LOC: Bank One NA)                       3,050       3,050
State Building Authority, Multi-Modal
   Facilities Program IIA, 3.47%,
   11/1/07, (LOC: Depfa Bank PLC) (b)       3,890       3,890
State Building Authority, Multi-Modal
   Facilities Program IIB, 3.47%,
   11/1/07, (LOC: Depfa Bank PLC)           3,895       3,895
State Hospital Finance Authority,
   Crittenton Hospital, 3.61%, 11/1/07,
   (LOC: Comerica Bank)                     2,010       2,010
State Hospital Finance Authority,
   Crittenton Hospital, Series A, 3.61%,
   11/1/07, (LOC: Comerica Bank)              300         300
State Hospital Finance Authority,
   Henry Ford Health System, 3.24%,
   11/7/07, (LOC: Charter One
   Bank FSB)                               10,300      10,300
State Hospital Finance Authority,
   North Ottawa Care Center, 3.47%,
   11/1/07, (LOC: National City Bank
   Midwest)                                   600         600
State Housing Development Authority,
   Hunt Club Apartments, AMT, FNMA,
   3.50%, 11/1/07                             475         475
State Housing Development Authority,
   Jewish Apartments and Services
   Nonprofit Housing, 3.50%, 11/1/07,
   (LOC: Bank One Michigan)                 5,200       5,200
State Housing Development Authority,
   Multi-Family, Series A, AMT, 3.58%,
   11/1/07, (LOC: Federal Home Loan Bank    6,810       6,810
State Housing Development Authority,
   River Park Village Senior Apartments,
   Series B, AMT, 3.54%, 11/1/07,
   (LOC: National City Bank)                3,000       3,000
State Housing Development Authority,
   Sand Creek Apartments, AMT, 3.50%,
   11/1/07, (LOC: Federal Home
   Loan Bank) (b)                           3,700       3,700
Strategic Fund, Agape Plastics, Inc.
   Project, AMT, 3.58%, 11/7/07,
  (LOC: U.S. Bank NA)                       2,200       2,200
Strategic Fund, APS Kundinger
   Project, AMT, 3.61%,11/1/07,
   (LOC: Chase Bank)  (b)                   1,070       1,070

                                    Continued


                                       PRINCIPAL
                                         AMOUNT        VALUE
                                       -----------   -----------

MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Aspen Realty LLC
   Project, AMT, 3.73%, 11/7/07,
   (LOC: Bank One Michigan)  (b)         $    100      $    100
Strategic Fund, Automatic Spring
   Products Project, AMT, 3.68%, 11/7/07,
   (LOC: LaSalle Bank NA)                     350           350
Strategic Fund, Banks Hardwoods, Inc.
   Project, AMT, 3.58%, 11/1/07,
   (LOC: Key Bank NA)  (b)                    552           552
Strategic Fund, Besser International
   Sales Co. Project, AMT, 3.58%,
   11/7/07, (LOC: Standard Federal
   Bank)  (b)                                 100           100
Strategic Fund, Biewer of Lansing LLC
   Project, AMT, 3.58%, 11/1/07,
  (LOC: Michigan National Bank)  (b)          380           380
Strategic Fund, BK Real Estate LLC
   Project, AMT, 3.55%, 11/1/07,
   (LOC: Standard Federal Bank)             1,990         1,990
Strategic Fund, Bowers Manufacturing
   Co. Project, AMT, 3.73%, 11/1/07,
   (LOC: Bank One Michigan)  (b)              300           300
Strategic Fund, Cayman Chemical Co.
   Project, AMT, 3.55%, 11/1/07,
   (LOC: JP Morgan Chase Bank)  (b)           760           760
Strategic Fund, CDT Real Estate Co.
   LLC Project, AMT, 3.73%, 11/7/07,
   (LOC: JP Morgan Chase Bank)  (b)           100           100
Strategic Fund, Continental Carbonic
   Products, AMT, 3.47%, 11/1/07,
   (LOC: JP Morgan Chase Bank)              7,000         7,000
Strategic Fund, Creative Foam Corp.
   Project, AMT, 3.58%, 11/7/07,
   (LOC: JP Morgan Chase Bank)  (b)         2,400         2,400
Strategic Fund, Delta Containers,
   Inc. Project, AMT, 3.73%, 11/1/07,
   (LOC: Bank One Michigan)                 1,500         1,500
Strategic Fund, Diagnostic Real
   Estate LLC, AMT, 3.58%, 11/7/07,
   (LOC: Bank One Michigan)  (b)              500           500
Strategic Fund, Donnelly Corp.
   Project, Series A, AMT, 3.40%,
   11/7/07, (LOC: Bank of Nova Scotia) (b)  4,500         4,500
Strategic Fund, Eclipse Mold, Inc.
   Project, AMT, 3.73%, 11/7/07,
   (LOC: Bank One Michigan)  (b)              300           300
Strategic Fund, Emerson School
   Project, 3.51%, 11/1/07, (LOC: Key Bank
   NA)  (b)                                 2,475         2,475
Strategic Fund, Father Gabriel
   Highschool Project, 3.46%, 11/1/07,
   (LOC: Allied Irish Bank PLC)             4,800         4,800

                                    Continued

MICHIGAN MUNICIPAL MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

------------------------------------------------------------------

                                          PRINCIPAL
                                           AMOUNT        VALUE
                                         ------------  -----------

MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Fitz-Land LLC
   Project, AMT, 3.56%, 11/1/07,
   (LOC: National City Bank MI/IL)         $   2,005    $   2,005
Strategic Fund, Flyer Fund Leasing
   LLC Project, AMT, 3.58%, 11/1/07,
   (LOC: JP Morgan Chase Bank)  (b)            1,165        1,165
Strategic Fund, Forest City
   Technologies, AMT, 3.56%, 11/1/07,
   (LOC: National City Bank)                   1,190        1,190
Strategic Fund, Frederick Wolfgang
   Industries Project, AMT, 3.60%,
   11/1/07, (LOC: U.S. Bank NA)                  765          765
Strategic Fund, Gebara Management Co.
   LLC Project, AMT, 3.58%, 11/7/07,
   (LOC: JP Morgan Chase Bank)  (b)              300          300
Strategic Fund, Glastender, Inc.
   Project, AMT, 3.58%, 11/7/07,
   (LOC: Bank One Michigan)  (b)                 215          215
Strategic Fund, Harbor Industries,
   Inc. Project, AMT, 3.68%, 11/7/07,
   (LOC: LaSalle Bank NA)                        400          400
Strategic Fund, Henry Ford Museum
   Village Project, 3.57%, 11/1/07,
   (LOC: Comerica Bank)                        2,550        2,550
Strategic Fund, J. G. Kern
   Enterprises Project, AMT, 3.53%,
   11/1/07, (LOC: LaSalle Bank Midwest)        3,950        3,950
Strategic Fund, Jet Enterprises LLC
   Project, 3.57%, 11/1/07, (LOC: Standard
   Federal Bank)  (b)                            400          400
Strategic Fund, John H. Dekker and
   Sons Project, AMT, 3.60%, 11/1/07,
   (LOC: Standard Federal Bank)                  325          325
Strategic Fund, Joy Properties LLC
   Project, 3.42%, 11/7/07, (LOC: Bank One
   Michigan)  (b)                                480          480
Strategic Fund, Landscape Forms, Inc.
   Project, AMT, 3.58%, 11/7/07,
   (LOC: JP Morgan Chase Bank)  (b)              200          200
Strategic Fund, Lansing Saint Vincent
   Home Project, 3.46%, 11/1/07,
   (LOC: Comerica Bank)                        2,555        2,555
Strategic Fund, Lions Bear Lake Camp
   Project, 3.56%, 11/1/07, (LOC: National
   City Bank MI/IL)  (b)                         975          975
Strategic Fund, Louisiana-Pacific
   Corp., 3.50%, 11/1/07, (LOC: Wachovia
   Bank NA)                                    2,975        2,975
Strategic Fund, MacArthur Corp.
   Project, AMT, 3.59%, 11/1/07,
   (LOC: Bank One Michigan)                    1,900        1,900


                                    Continued


                                       PRINCIPAL
                                         AMOUNT        VALUE
                                       -----------   -----------

MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Maco Steel Project,
   3.60%, 11/1/07 (LOC: Comerica Bank)  $   1,510     $   1,510
Strategic Fund, Merrill Group
   Project, AMT, 3.61%, 11/1/07,
   (LOC: LaSalle National Bank)  (b)        1,000         1,000
Strategic Fund, Middleville Tool and
   Die Project, AMT, 3.58%, 11/7/07,
   (LOC: U.S. Bank NA)  (b)                 1,500         1,500
Strategic Fund, Midwest Kellering Co.
   Project, AMT, 3.58%, 11/7/07,
   (LOC: National City Bank)  (b)           1,300         1,300
Strategic Fund, MOT LLC Project,
   3.46%, 11/1/07, (LOC: JP Morgan Chase
   Bank)                                      970           970
Strategic Fund, Non-Ferrous Cast
   Alloys Project, AMT, 3.58%, 11/7/07,
   (LOC: Bank One Michigan)                   335           335
Strategic Fund, Oak Project, 3.61%,
   11/1/07, (LOC: U.S. Bank NA)  (b)          145           145
Strategic Fund, Patten Monument
   Project, AMT, 3.60%, 11/1/07,
   (LOC: Firstar Bank)                        560           560
Strategic Fund, Peachwood Center
   Associates, 3.46%, 11/7/07,
   (LOC: Comerica Bank)                     1,050         1,050
Strategic Fund, Phipps Emmett
   Associates LLC Project, AMT, 3.68%,
   11/7/07, (LOC: Michigan National Bank)   2,000         2,000
Strategic Fund, Premier Property
   Holdings, AMT, 3.55%, 11/1/07,
   (LOC: LaSalle Bank Midwest)              2,580         2,580
Strategic Fund, Production
   Engineering Project, AMT, 3.57%,
   11/1/07, (LOC: Standard Federal Bank) (b)1,200         1,200
Strategic Fund, Profile Industrial
   Packaging, AMT, 3.60%, 11/1/07,
   (LOC: National City Bank)                  785           785
Strategic Fund, R.A. Rink LLC
   Project, AMT, 3.73%, 11/7/07,
   (LOC: Standard Federal Bank)  (b)          940           940
Strategic Fund, R.L. Adams Plastics,
   Inc. Project, AMT, 3.61%, 11/1/07,
   (LOC: Comerica Bank)  (b)                1,130         1,130
Strategic Fund, RL Enterprises LLC
   Project, AMT, 3.88%, 11/1/07,
   (LOC: Comerica Bank)  (b)                  300           300
Strategic Fund, SFI Acquisition, Inc.
   Project, AMT, 3.61%, 11/1/07,
   (LOC: National City Bank)  (b)             830           830
Strategic Fund, Solid Waste Disposal,
   Grayling Generating Project, AMT,
   3.29%, 11/7/07, (LOC: Barclays Bank New
   York)                                    1,995         1,995

                                    Continued

MICHIGAN MUNICIPAL MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
------------------------------------------------------------------

                                          PRINCIPAL
                                           AMOUNT        VALUE
                                         ------------  -----------

MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Stegner East
   Investments LLC Project, AMT, 3.61%,
   11/1/07, (LOC: Comerica Bank)  (b)      $   2,985    $   2,985
Strategic Fund, Thompson Family
   Holdings, AMT, 3.66%, 11/1/07,
   (LOC: National City Bank MI/IL)               810          810
Strategic Fund, Trenton Forging Co.
   Project, AMT, 3.57%, 11/1/07,
   (LOC: Standard Federal Bank)  (b)             815          815
Strategic Fund, Ultra Tech Printing
   Co., AMT, 3.60%, 11/1/07, (LOC: U.S.
   Bank NA)                                      930          930
Strategic Fund, Waltec American
   Forgings, AMT, 3.73%, 11/1/07,
   (LOC: Bank One NA)  (b)                     1,315        1,315
Strategic Fund, Warren Screw
   Products, Inc. Project, AMT, 3.58%,
   11/7/07, (LOC: Bank One Michigan)  (b)        400          400
Strategic Fund, Whitehall Industries,
   Inc., AMT, 3.58%, 11/7/07,
   (LOC: Bank One NA)  (b)                       900          900
Strategic Fund, Whitehall Industries,
   Inc. Project, AMT, 3.59%, 11/1/07,
   (LOC: JP Morgan Chase Bank)                 3,400        3,400
Strategic Fund, Wright-K Technology,
   Inc. Project, AMT, 3.66%, 11/1/07,
   (LOC: Comerica Bank)  (b)                     545          545
Strategic Fund, YMCA of Metro Detroit
   Project, 3.48%, 11/1/07, (LOC: Bank One
   Michigan)                                   1,000        1,000
Wayne Charter County Airport, AMT,
   AMBAC, 3.29%, 11/7/07                         500          500
                                                       -----------
                                                          178,152
                                                       -----------

NEW MEXICO (0.2%)
Farmington Pollution Control Revenue,
   Series C, AMT, 3.60%, 11/1/07,
   (LOC: Barclays Bank PLC)  (a) (d)             300          300
                                                       -----------

NORTH CAROLINA (2.1%)
Capital Facilities Finance Agency,
   AMT, 3.63%, 11/1/07, (LOC: SunTrust
   Bank)  (a) (d)                              4,445        4,445
                                                       -----------

OHIO (0.4%)
Air Quality Development Authority,
   Pollution Control, AMT, 3.63%,
   11/1/07, (LOC: Wachovia Bank NA) (a) (d)      900          900
                                                       -----------

TOTAL MUNICIPAL DEMAND NOTES                              183,797
                                                       -----------

                                    Continued


                                         SHARES        VALUE
                                       -----------   -----------

MONEY MARKETS (C) (0.0%)
AIM TFIT Tax-Free Cash Reserve
   Portfolio                                1,292           $ 1
Dreyfus Tax Exempt Cash
   Management                                  76            --#
Goldman Sachs Financial Square
   Tax-Free Money Market Fund              78,894            79
Merrill Lynch Institutional
   Tax-Exempt Fund *                        4,966             5
                                                     -----------

TOTAL MONEY MARKETS                                          85
                                                     -----------

TOTAL INVESTMENTS (COST $207,284)+ - 99.8%              207,284

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%           $    409

NET ASSETS - 100.0%                                    $207,693
                                                     ===========


NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

+ Also represents cost for federal
income tax purposes.

* Non-income producing security.

** Rate represents the effective yield at purchase. # Amount is less than $500.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2007.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund/portfolio.

(d)  Maturity date is next rate reset date.


The following abbreviations are used in the Schedule of Portfolio Investments:
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax Paper
FGIC - Financial Guaranty Insurance Co.
FMNA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GO - General Obligation
LOC - Letter of Credit


                See notes to schedules of portfolio investments.

MUNICIPAL MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

---------------------------------------------------------------------

                                         PRINCIPAL
                                           AMOUNT       VALUE
                                        ------------ ------------

MUNICIPAL BONDS (9.6%)
COLORADO (1.3%)
Aurora Centretech Metropolitan
   District, GO, Series A, 3.70%,
   12/1/28, (LOC: BNP Paribas),
   (Mandatory Put 12/1/07 @ 100) (a)        $ 1,000      $ 1,000
Central Platte Valley Metropolitan
   District, GO, Series B, 3.70%,
   12/1/31, (LOC: BNP Paribas),
   (Mandatory Put 12/1/07 @ 100) (a)          2,000        2,000
Parker Automotive Metropolitan
   District, GO, 3.70%, 12/1/34, (LOC:
   U.S. Bank NA), (Mandatory Put
   12/1/07 @ 100) (a)                         2,000        2,000
                                                     ------------
                                                           5,000
                                                     ------------

FLORIDA (0.3%)
Florida Municipal Power Agency
   Initiative, 3.50%, 11/6/07                 1,000        1,000
                                                     ------------

ILLINOIS (0.9%)
Chicago Housing Authority, ETM,
   FSA-CR, 5.00%, 7/1/08                      1,000        1,008
Chicago O'Hare International Airport,
   AMBAC, AMT, 5.50%, 1/1/08                    500          503
City of Chigaco Midway Airport,
   Series A, MBIA, 5.30%, 1/1/08,
   (Callable 12/3/07 @ 101)                   1,000        1,003
City of Greenville, Greenville
   College Project, 3.45%, 11/1/36,
   (LOC: National City Bank), (Mandatory
   Put 11/1/08 @ 100) (a)                     1,000        1,000
                                                     ------------
                                                           3,514
                                                     ------------

INDIANA (1.6%)
Avon Community School Building Corp.,
   AMBAC, 4.25%, 7/15/08 (d)                    780          783
Franklin Community Multi-School
   Building Corporation, Series A, FGIC,
   4.00%, 1/15/08                               860          861
Hammond Multi-School Building Corp.,
   FSA, 4.00%, 1/15/08 (d)                      610          610
Indianapolis Local Public Improvement
   Bond Bank, W/I, Series D, 5.00%,
   2/1/08                                       700          702
Knox School Building Corp., MBIA,
   W/I, 4.00%, 1/15/08                          360          360
Knox School Building Corp., MBIA,
   W/I, 4.00%, 7/15/08                          125          126
Lake County Building Corp., MBIA,
   4.75%, 8/1/08                                600          605
North Side High School Building
   Corp., FSA, W/I, 4.00%, 1/10/08              420          421

                                    Continued


                                             PRINCIPAL
                                               AMOUNT       VALUE
                                            ------------ ------------

MUNICIPAL BONDS, CONTINUED
INDIANA, CONTINUED
Westfield High School Building Corp.,
   FSA, 4.00%, 7/10/08                     $    825     $    827
Whitley County Middle School Building
   Corp., FSA, W/I, 4.00%, 1/15/08              760          761
                                                      -----------
                                                           6,056
                                                      -----------

KENTUCKY (0.5%)
Kenton County Airport Board, Series
   C, AMT, MBIA, 5.00%, 3/1/08                1,785        1,793
                                                      -----------

MICHIGAN (1.9%)
Michigan State Building Authority
   Revenue, 3.72%, 11/20/07                   5,000        5,000
Municipal Bond Authority, Series B-2,
   4.50%, 8/20/08, (LOC: Scotia Bank)         2,000        2,013
                                                      -----------
                                                           7,013
                                                      -----------

NORTH CAROLINA (0.2%)
City of Charlotte, Douglas
   International Airport, Series A,
   AMBAC, 4.00%, 7/1/08                         725          726
                                                      -----------

OHIO (0.1%)
County of Fairfield, Airport
   Improvement, AMT, 4.55%, 4/1/08              300          301
                                                      -----------

OKLAHOMA (0.1%)
Tulsa County Industrial Authority,
   Saint Francis Health System, 4.00%,
   12/15/07                                     505          505
                                                      -----------

PENNSYLVANIA (1.5%)
Allegheny County Hospital Development
   Authority, Jefferson Regional, Series
   A, 3.70%, 5/1/14, (LOC: PNC Bank NA),
   (Mandatory Put 5/1/08 @ 100) (a)           2,500        2,500
Higher Educational Facilties
   Authority, Associated Independent
   Colleges, 3.63%, 11/1/32, (LOC:
   Allied Irish Bank PLC), (Mandatory
   Put 11/1/07 @ 100) (a)                     1,850        1,850
Higher Educational Facilties
   Authority, Associated Independent
   Colleges & Universities, W/I, Series
   G3, 3.38%, 11/1/20, (LOC: PNC Bank
   NA), (Mandatory Put 11/1/08 @ 100) (a)     1,200        1,200
                                                      -----------
                                                           5,550
                                                      -----------

                                    Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT       VALUE
                                            ------------ ------------

MUNICIPAL BONDS, CONTINUED
TEXAS (0.7%)
Beaumont Independent School District,
   GO, PSF, 4.00%, 2/15/14, (LOC: BNP
   Paribas), (Mandatory Put
   8/15/08 @ 100) (a)                       $ 2,000      $ 2,007
Greater Texoma Utility Authority,
   City of Sherman Project, FSA, 4.00%,
   10/1/08                                      375          377
Southmost College District, GO,
   AMBAC, 4.25%, 2/15/08                        115          115
                                                     ------------
                                                           2,499
                                                     ------------

WASHINGTON (0.5%)
Snohomish County Public Hospital
   District No 2, GO, FGIC, 4.50%,
   12/1/07 (d)                                1,705        1,706
                                                     ------------

TOTAL MUNICIPAL BONDS                                     35,663
                                                     ------------

MUNICIPAL DEMAND NOTES (A) (E) (90.5%)
ALABAMA (1.5%)
Stevenson Industrial Development
   Board Environmental Improvement,
   Series A, AMT, 3.36%, 11/7/07,
   (LOC: JP Morgan Chase Bank)                5,000        5,000
Stevenson Industrial Development
   Board Environmental Improvement, Mead
   Corp. Project, AMT, 3.36%, 11/7/07,
   (LOC: JP Morgan Chase Bank)                  700          700
                                                     ------------
                                                           5,700
                                                     ------------

ARIZONA (1.3%)
Phoenix Industrial Development
   Authority, Multi-Family Housing,
   Sunrise Vista Apartments, AMT, 3.51%,
   11/1/07, (LOC: Wells Fargo Bank NA)        1,800        1,800
Pima County Industrial Development
   Authority, Multi-Family Housing,
   Eastside Apartments, AMT, FNMA,
   3.56%, 11/15/07                            3,000        3,000
                                                     ------------
                                                           4,800
                                                     ------------

ARKANSAS (0.5%)
City of Sheridan, H.H. Robertson Co.
   Project, 3.46%, 11/1/07, (LOC: PNC Bank
   NA) (b)                                    2,000        2,000
                                                     ------------

CALIFORNIA (1.6%)
Los Angeles Community Redevelopment
   Agency, Wilshire Station Apartments,
   Series A, AMT, 3.58%, 11/1/07,
   (LOC: Bank of America NA)                  6,000        6,000
                                                     ------------


                                    Continued


                                             PRINCIPAL
                                               AMOUNT       VALUE
                                            ------------ ------------

MUNICIPAL DEMAND NOTES, CONTINUED
COLORADO (2.5%)
Boulder Housing Authority, Broadway
   East Apartments Project, AMT, 3.53%,
   11/1/07, (LOC: U.S. Bank NA)             $ 1,875      $ 1,875
City of Colorado Springs, Catalono
   Family LLC Project, AMT, 3.88%,
  11/1/07, (LOC: Bank One Colorado NA)          585          585
City of Colorado Springs, National
   Strength and Condition, 3.53%,
   11/1/07, (LOC: Wells Fargo Bank NA)          645          645
Commerce City Northern Infrastructure
   General Improvement District, GO,
   3.48%, 11/1/07, (LOC: U.S. Bank NA)        1,500        1,500
Durango Community Health and Human
   Services, 3.53%, 11/1/07, (LOC:
   Wells Fargo Bank NA)                         550          550
Housing and Finance Authority, High
   Desert Properties Project, Series A,
   AMT, 3.53%, 11/1/07, (LOC: Wells Fargo
   Bank NA)                                   2,240        2,240
Housing and Finance Authority, Ready
   Foods, Inc. Project, Series A, AMT,
   3.51%, 11/1/07, (LOC: U.S. Bank NA)        2,000        2,000
                                                      -----------
                                                           9,395
                                                      -----------

DELAWARE (1.9%)
Sussex County Development, Perdue
   Farms, Inc. Project, AMT, 3.54%,
   11/1/07, (LOC: Rabobank Nederland)         7,000        7,000
                                                      -----------

FLORIDA (3.0%)
Alachua County Health Facilities
   Authority, Series A, 3.58%, 11/1/07,
   (LOC: Suntrust Bank)                       1,350        1,350
Alachua County Health Facilities
   Authority, 3.58%, 11/1/07,
   (LOC: Suntrust Bank)                         300          300
Collier County Housing Finance
   Authority, Multi-Family Housing, AMT,
   3.36%, 11/1/07, (LOC: PNC Bank NA)           500          500
Hillsborough County Housing Finance
   Authority Multi-Family Housing, AMT,
   3.32%, 11/15/07, (LOC: Cititbank NA)       1,340        1,340
Ocean Highway and Port Authority,
   AMT, 3.40%, 11/1/07, (LOC: Wachovia
   Bank NA)                                   1,705        1,705
Orange County Industrial Development
   Authority, Goodwill Industries, Inc.
   Project, 3.44%, 11/1/07, (LOC:
   Suntrust Bank)                             2,100        2,100

                                    Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

---------------------------------------------------------------------

                                           PRINCIPAL
                                             AMOUNT       VALUE
                                          ------------ ------------

MUNICIPAL DEMAND NOTES, CONTINUED
FLORIDA, CONTINUED
Palm Beach County Housing Finance
   Authority, Multi-Family Housing, AMT,
   3.44%, 11/7/07, (LOC: SunTrust Bank
   FL)                                       $ 3,825     $ 3,825
                                                      -----------
                                                          11,120
                                                      -----------

GEORGIA (0.9%)
Emanuel County Development Authority,
   Jabo Metal Fabrication Project, AMT,
   3.36%, 11/7/07, (LOC: SunTrust Bank)        1,250       1,250
Kennesaw Development Authority,
   Multi-Family Housing, Walton Ridenour
   Apartments, AMT, 3.30%, 11/7/07,
   (LOC: SunTrust Bank)                        1,500       1,500
Macon-Bibb County Hospital Authority,
   3.58%, 11/1/07, (LOC: SunTrust Bank
   Atlanta)                                      600         600
                                                      -----------
                                                           3,350
                                                      -----------

IDAHO (0.4%)
Hailey Industrial Development Corp.,
   Rocky Mountain Hardware Project, AMT,
   3.63%, 11/1/07, (LOC: Wells Fargo Bank
   NA)                                           915         915
Power County, Pollution Control, FMC
   Corp. Project, 3.58%, 11/1/07,
   (LOC: Wachovia Bank NA)                       700         700
                                                      -----------
                                                           1,615
                                                      -----------

ILLINOIS (11.4%)
Chicago O'Hare International Airport,
   Compagnie National Air France, AMT,
   3.33%, 11/7/07, (LOC: Societe Generale)     3,000       3,000
City of Chicago Solid Waste Disposal,
   Groot Industries, Inc. Project, AMT,
   3.59%, 11/1/07, (LOC: Bank One NA) (b)      2,000       2,000
City of Crystal Lake Development,
   Millennium Electronics Project, AMT,
   3.64%, 11/1/07, (LOC: U.S. Bank NA)         1,470       1,470
City of Peoria, Peoria Academy, Inc.
   Project, 3.68%, 11/1/07, (LOC:
   Bank OneNA) (b)                             4,100       4,100
City of Savanna, Metform Corp.,
   Series A, AMT, 3.40%, 11/7/07,
   (LOC: Bank One NA)                          1,000       1,000
County of Lake, Northpoint Associates
   LLC Project, AMT, 3.40%, 11/1/07,
   (LOC: Northern Trust Co.)                   1,200       1,200
Educational Facilities Authority,
   Field Museum of Natural History,
   3.33%, 11/1/07, (LOC: Northern Trust
   Co.) (b)                                    4,900       4,900

                                    Continued


                                             PRINCIPAL
                                               AMOUNT       VALUE
                                            ------------ ------------

MUNICIPAL DEMAND NOTES, CONTINUED
ILLINOIS, CONTINUED
Finance Authority, Diamond-Star
   Motors Corp. Project, 3.59%, 11/1/07,
   (LOC: Key Bank NA) (b)                  $    200     $    200
Finance Authority, Reliable Materials
   Project, AMT, 3.44%, 11/1/07,
   (LOC: M&I Bank)                            3,700        3,700
Finance Authority, Transparent
   Container Project, AMT, 3.59%,
   11/1/07, (LOC: Bank One NA)                1,500        1,500
Finance Authority, WTVP Channel 47
   Project, Series A, 3.48%, 11/1/07,
   (LOC: Bank of America NA)                  3,450        3,450
Illinois Finance Authority, Quality
   Metal Finishing Co., AMT, 3.60%,
   11/1/07, (LOC: LaSalle Bank NA)            1,300        1,300
Lake Villa Allendale Association
   Project, 3.51%, 11/1/07, (LOC: LaSalle
   Bank NA) (b)                               4,435        4,435
Rock Island County Metropolitan
   Airport Authority, Elliot Aviation,
   AMT, 3.30%, 11/1/07, (LOC: U.S. Bank
   NA)                                        1,235        1,235
Village of Lemont Environmental
   Facilities, Citgo Petroleum Project,
   AMT, 3.64%, 11/1/07, (LOC: Bank of New
   York)                                      6,650       6,650
Wheeling Industrial, Circuit Service,
   Inc. Project, AMT, 3.73%, 11/1/07,
   (LOC: Bank One Illinois NA)                1,200        1,200
Woodridge Development, Home Run Inn
   Frozen Foods, AMT, 3.68%, 11/1/07,
   (LOC: JP Morgan Chase Bank)                1,000        1,000
                                                      -----------
                                                          42,340
                                                      -----------

INDIANA (7.1%)
County of St Joseph Family and
   Children's Center Project, 3.53%,
   11/1/07, (LOC: Wells Fargo Bank NA)        2,100        2,100
Dekko Foundation Educational
   Facilities Tax Exempt Income Trust,
   Series 1, 3.68%, 11/01/07, (LOC: Bank
   One Indiana NA) (b)                          750          750
Development Finance Authority,
   Lutheran Educational Facilities
   Project, 3.47%, 11/1/07, (LOC:
   National City Bank) (b)                    2,390        2,390
Development Finance Authority,
   Regional Council of Carpenters,
   3.56%, 11/1/07, (LOC: National City
   Bank IN) (b)                               1,135        1,135


                                    Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT       VALUE
                                            ------------ ------------

MUNICIPAL DEMAND NOTES, CONTINUED
INDIANA, CONTINUED
Development Finance Authority,
   Republic Services, Inc. Project, AMT,
   3.63%, 11/1/07, (LOC: SunTrust Bank)   $   9,200    $   9,200
Development Finance Authority, South
   Central Mental Health, 3.53%,
   12/1/22, (LOC: Wells Fargo
   Bank NA) (b)                               3,200        3,200
Dyer Health Care Facilities, Regency
   Place, 3.62%, 11/1/07                      2,190        2,190
Gary Chicago International Airport
   Authority, AMT, 3.54%, 11/1/07,
   (LOC: U.S. Bank NA)                        4,100        4,100
Indiana Development Finance
   Authority, AMT, 3.73%, 11/1/07,
   (LOC: Bank One Indiana NA)                 1,300        1,300
                                                     ------------
                                                          26,365
                                                     ------------

IOWA (1.6%)
Scott County Industrial, M.A. Ford
   Manufacturing Co., Inc. Project, AMT,
   3.53%, 11/1/07, (LOC: Wells Fargo Bank
   NA)                                        2,970        2,970
Sergeant Bluff Industrial, Sioux City
   Brick and Tile Project, AMT, 3.59%,
   11/1/07, (LOC: U.S. Bank NA) (b)           2,850        2,850
                                                     ------------
                                                           5,820
                                                     ------------

KENTUCKY (1.4%)
Economic Development Finance
   Authority, Republic Services, Inc.
   Project, AMT, 3.55%, 11/1/07,
   (LOC: Bank of America NA)                  4,000        4,000
Economic Development Finance
   Authority, Republic Services, Inc.
   Project, AMT, 3.55%, 11/1/07,
   (LOC: Bank One NA)                         1,075        1,075
                                                     ------------
                                                           5,075
                                                     ------------

LOUISIANA (4.2%)
Calcasieu Parish Industrial
   Development Board, Citgo Petroleum
   Corp., AMT, 3.64%, 11/1/07,
   (LOC: BNP Paribas)                        12,005       12,005
Calcasieu Parish Industrial
   Development Board, Citgo Petroleum
   Corp. Project, AMT, 3.64%, 11/1/07,
   (LOC: BNP Paribas)                         3,500        3,500
                                                     ------------
                                                          15,505
                                                     ------------

MAINE (0.2%)
Finance Authority of Maine, William
   Arthur, Inc., AMT, 3.58%, 11/1/07,
   (LOC: Bank One NA)                           800          800
                                                     ------------

                                    Continued


                                             PRINCIPAL
                                               AMOUNT       VALUE
                                            ------------ ------------

MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN (5.1%)
Detroit Economic Development Corp.,
   Waterfront Reclaimation, 3.48%,
   11/1/07, (LOC: National City Bank
   Midwest)                                $    700     $    700
Higher Education Facilities
   Authority, University of Detroit
   Mercy, 3.58%, 11/1/07, (LOC: JP Morgan
   Chase Bank)                                  500          500
Macomb County Hospital Finance
   Authority, Mount Clemens General
   Hospital, Series A-1, 3.59%, 11/1/07,
   (LOC: Comerica Bank)                       8,685        8,685
State Hospital Finance Authority,
   Crittenton Hospital, Series A, 3.61%,
   11/1/07, (LOC: Comerica Bank)              1,700        1,700
State Hospital Finance Authority,
   North Ottawa Care Center, 3.47%,
   11/1/07, (LOC: National City Bank
   Midwest)                                   1,585        1,585
Strategic Fund, Agape Plastics, Inc.
   Project, AMT, 3.58%, 11/7/07,                100          100
   (LOC:  U.S. Bank NA)
Strategic Fund, Detroit Symphony
   Project, Series B, 3.58%, 11/1/07,
   (LOC: LaSalle Bank Midwest)                  800          800
Strategic Fund, Frank Street LLC
   Project, AMT, 3.55%, 11/1/07,
   (LOC: LaSalle Bank Midwest)                1,750        1,750
Strategic Fund, Heartland Goodwill
   Project, 3.46%, 11/1/07, (LOC: Standard
   Federal Bank)                              1,000        1,000
Strategic Fund, Henry Ford Museum
   Village Project, 3.57%, 11/1/07,
   (LOC: Comerica Bank)                         600          600
Strategic Fund, Peachwood Center
   Associates, 3.46%, 11/7/07,
   (LOC: Comerica Bank)                         980          980
University of Michigan, Medical
   Service Plan, 3.57%, 11/1/07                 730          730
                                                      -----------
                                                          19,130
                                                      -----------

MINNESOTA (3.0%)
City of Blue Earth Development,
   Nortech Systems, Inc. Project, AMT,
   3.63%, 11/1/07, (LOC: Wells Fargo Bank
   NA)                                        1,310        1,310
City of Minneapolis, Minnehaha
   Academy Project, 3.68%, 11/1/07,
   (LOC: U.S. Bank NA)                        3,500        3,500



                                    Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT       VALUE
                                            ------------ ------------

MUNICIPAL DEMAND NOTES, CONTINUED
MINNESOTA, CONTINUED
Higher Education Facilities
   Authority, Saint Olaf College, Series
   H, 3.58%, 11/1/07, (LOC: Harris Trust
   & Savings Bank)                        $   1,000    $   1,000
Lauderdale, Children's Home Society
   Project, 3.68%, 11/1/07 (LOC: U.S.
   Bank NA)                                     295          295
Little Canada, Wellington III
   Project, AMT, 3.73%, 11/1/07,
   (LOC: U.S. Bank NA) (b)                      420          420
Roseville Health Care Facilities,
   Presbyterian Homes Project, 3.63%,
   11/1/07, (LOC: U.S. Bank NA)               2,525        2,525
Saint Paul Housing and Redevelopment
   Authority, Kendrick Apartments
   Project, AMT, 3.46%, 11/7/07,
   (LOC: U.S. Bank NA)                          975          975
Saint Paul Port Authority, AMT,
   3.53%, 11/1/07, (LOC: Wells
   Fargo Bank NA)                             1,245        1,245
                                                     ------------
                                                          11,270
                                                     ------------

MISSISSIPPI (0.8%)
Business Finance Corp., Calgon Carbon
   Corp. Project, AMT, 3.56%, 11/1/07,
   (LOC: JP Morgan Chase Bank)                2,925        2,925
                                                     ------------

MISSOURI (0.7%)
State Health and Educational
   Facilities Authority, Drury College,
   3.63%, 11/1/07, (LOC: Bank of America
   NA)                                          965          965
State Health and Educational
   Facilities Authority, Drury
   University, 3.63%, 11/1/07,
   (LOC: Bank of America NA)                  1,485        1,485
                                                     ------------
                                                           2,450
                                                     ------------

MONTANA (0.3%)
Cascade County, Montana Milling, Inc.
   Project, AMT, 3.63%, 11/8/07,
   (LOC: Wells Fargo Bank NA)                 1,100        1,100
                                                     ------------

MULTI (0.7%)
Revenue Bond Certificate Series Trust
   Various States, Series 2006, AMT,
   3.90%, 11/1/07  (b)                        1,440        1,440
Revenue Bond Certificate Series Trust
   Various States, Series 2006-6, AMT,
   3.65%, 11/1/07 (b)                         1,000        1,000
                                                     ------------
                                                           2,440
                                                     ------------

                                    Continued


                                             PRINCIPAL
                                               AMOUNT       VALUE
                                            ------------ ------------

MUNICIPAL DEMAND NOTES, CONTINUED
NEVADA (1.0%)
County of Clark, Nevada Cogeneration
   Project, AMT, 3.63%, 11/1/07,
   (LOC: Canadian Imperial Bank)          $   2,600    $   2,600
Housing Division, Multi-Family
   Housing, Golden Apartments, AMT,
   FHLMC, 3.50%, 11/1/07                      1,200        1,200
                                                      -----------
                                                           3,800
                                                      -----------

NEW MEXICO (1.7%)
Farmington Pollution Control Revenue,
   Series C, AMT, 3.60%, 11/1/07,
   (LOC: Barclays Bank PLC)                   6,300        6,300
                                                      -----------


NORTH CAROLINA (8.4%)
Capital Facilities Finance Agency,
   AMT, 3.63%, 11/1/07, (LOC: SunTrust
   Bank)                                      1,655        1,655
Capital Facilities Finance Agency,
   Duke Energy Carolinas Project, AMT,
   3.48%, 11/1/07, (LOC: Wachovia Bank
   NA)                                        8,500        8,500
Halifax County Industrial Facilities
   & Pollution Control Financing
   Authority, AMT, 3.62%, 11/1/07,
   (LOC: Dexia Credit Local)                 10,500       10,500
Johnston County Industrial Facilities
   & Pollution Control Financing
   Authority, AMT, 3.63%, 11/1/07,
   (LOC: Wells Fargo Bank NA)                 1,075        1,075
Montgomery County Industrial
   Facilities & Pollution Control
   Financing Auth, AMT, 3.63%, 11/1/07,
   (LOC: SunTrust Bank)                       9,600        9,600
                                                      -----------
                                                          31,330
                                                      -----------

NORTH DAKOTA (0.1%)
Hebron Industrial, Dacco, Inc.
   Project, AMT, 3.63%, 11/1/07,
   (LOC: U.S. Bank NA) (b)                      520          520
                                                      -----------

OHIO (2.8%)
Air Quality Development Authority,
   Pollution Control, AMT, 3.63%,
   11/1/07, (LOC: Wachovia Bank NA)           1,685        1,685
Cleveland-Cuyahoga County Port
   Authority, AMT, 3.60%, 11/1/07,
   (LOC: Charter One Bank NA)                 1,740        1,740
Columbiana County, East Liverpool
   Area Y Project, 3.51%, 11/1/07,
   (LOC: National City Bank)                  1,040        1,040

                                    Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT       VALUE
                                            ------------ ------------

MUNICIPAL DEMAND NOTES, CONTINUED
OHIO, CONTINUED
County of Coshocton Hospital
   Facilities, Echoing Hills Village,
   Inc. Project, 3.68%, 11/1/07,
   (LOC: Bank One Columbus NA) (b)         $    165     $    165
County of Montgomery Economic
   Development, The Dayton Art
   Institute, 3.28%, 11/7/07,
   (LOC: National City Bank)                  1,400        1,400
County of Montgomery Health Care,
   Community Blood Center Project,
   3.68%, 11/1/07, (LOC: Bank One NA)         1,475        1,475
Independence Economic Development,
   Spectrum Investments, Ltd. Project,
   3.51%, 11/1/07, (LOC: U.S. Bank NA)        2,275        2,275
Summit County Industrial, SSP
   Fittings Corp. Project, 3.83%,
   11/1/07, (LOC: JP Morgan Chase Bank)         615          615
                                                     ------------
                                                          10,395
                                                     ------------

OKLAHOMA (0.6%)
Oklahoma Industries Authority, Casady
   School Project, 3.68%, 11/1/07,
   (LOC: Bank One Oklahoma NA)                2,065        2,065
                                                     ------------

OREGON (3.1%)
Port of Portland, AMT, 3.49%, 11/1/07,
   (LOC: Canadian Imperial Bank)              2,000        2,000
State of Oregon Economic Development,
   McFarland Cascade, Series 175, AMT,
   3.63%, 11/1/07, (LOC: U.S. Bank NA) (b)      500          500
State of Oregon, Newsprint Project,
   Series 197, AMT, 3.63%, 11/1/07,
   (LOC: Toronto Dominion Bank (The))         9,070        9,070
                                                     ------------
                                                          11,570
                                                     ------------

PENNSYLVANIA (1.9%)
Allegheny County Industrial
   Development Authority, Sacred Heart
   High School, 3.47%, 11/1/07,
   (LOC: PNC Bank NA)                         1,200        1,200
Allegheny County Industrial
   Development Authority, Sewickley
   Academy, 3.49%, 11/1/07, (LOC: PNC
   Bank NA)                                   1,000        1,000
Allentown Commercial & Industrial
   Development Authority, 3.57%,
   11/1/07, (LOC: Wachovia Bank NA)             500          500
Berks County Industrial Development
   Authority, AMT, 3.36%, 11/7/07,
   (LOC: PNC Bank NA)                         1,205        1,205


                                    Continued


                                             PRINCIPAL
                                               AMOUNT       VALUE
                                            ------------ ------------

MUNICIPAL DEMAND NOTES, CONTINUED
PENNSYLVANIA, CONTINUED
Chester County Industrial Development
   Authority, 3.57%, 1/1/07,
   (LOC: Wachovia Bank NA)                $   1,600    $   1,600
Westmoreland County Industrial
   Development Authority, 3.46%,
   11/1/07, (LOC: PNC Bank NA)                1,425        1,425
                                                      -----------
                                                           6,930
                                                      -----------

RHODE ISLAND (0.4%)
Warwick Housing Authority, Trafalgar
   East Apartments Project, AMT, 3.62%,
   11/1/07, (LOC: Fleet Bank N.A.)            1,600        1,600
                                                      -----------

SOUTH CAROLINA (0.4%)
South Carolina Jobs-Economic
   Development Authority, AMT, 3.56%,
   11/1/07, (LOC: PNC Bank NA)                1,330        1,330
                                                      -----------

SOUTH DAKOTA (1.5%)
County of Lawrence Solid Waste
   Disposal, Series A, AMT, 3.64%,
   11/1/07, (LOC: JP Morgan Chase Bank)       5,500        5,500
                                                      -----------

TENNESSEE (4.1%)
Clarksville Public Building
   Authority, 3.58%, 11/1/07,
   (LOC: Bank of America NA)                  2,000        2,000
Clarksville Public Building
   Authority, Municipal Building Fund,
   3.58%, 11/1/07, (LOC: Bank of America
   NA)                                          930          930
Covington Industrial Development
   Board, Charms Co. Project, AMT,
   3.40%, 11/7/07, (LOC: Bank of America
   NA)                                        5,000        5,000
Greeneville Industrial Development
   Board, Pet, Inc. Project, 3.46%,
   11/1/07, (LOC: BNP Paribas)  (b)             500          500
Lewisburg Industrial Development
   Board, Waste Management, Inc.
   Project, AMT, 3.52%, 11/1/07,
   (LOC: Wachovia Bank NA)                    2,000        2,000
Shelby County Health Educational &
   Housing Facilities Board, Courtyard
   Apartments Project, Series A, AMT,
   3.55%, 11/1/07, (LOC: National City
   Bank)                                      5,000        5,000
                                                      -----------
                                                          15,430
                                                      -----------


                                    Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

---------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT       VALUE
                                            ------------ ------------

MUNICIPAL DEMAND NOTES, CONTINUED
TEXAS (1.6%)
Sulphur Springs Industrial
   Development Authority, CMH
   Manufacturing, Inc. Project, AMT,
   3.63%, 11/1/07, (LOC: U.S. Bank NA)    $   4,030    $   4,030
Waco Industrial Development Corp.,
   Patriot Homes of Texas Project, AMT,
   3.57%, 11/1/07, (LOC: Wells Fargo Bank
   NA)                                        2,000        2,000
                                                     ------------
                                                           6,030
                                                     ------------

UTAH (0.7%)
County of Salt Lake, Community
   Foundation Disabled Project, 3.53%,
   11/1/07, (LOC: Wells Fargo Bank NA)        1,515        1,515
Utah Housing Corp., Multi-Family
   Housing, Pointe Apartments Project,
   AMT, 3.51%, 11/1/07, (LOC: U.S. Bank
   NA)                                        1,100        1,100
                                                     ------------
                                                           2,615
                                                     ------------

VIRGINIA (2.0%)
Brunswick County Industrial
   Development Authority, Aegis Waste
   Solutions, Inc., AMT, 3.73%, 11/1/07,
   (LOC: Credit Suisse First Boston)          1,000        1,000
King George County Industrial
   Development Authority, Birchwood
   Power Partners, AMT, 3.60%, 11/1/07,
   (LOC: Bank of Nova Scotia)                 5,410        5,410
Suffolk Redevelopment and Housing
   Authority, North Beach Apartments,
   3.54%, 11/1/07, (LOC: SunTrust
   Bank) (b)                                  1,200        1,200
                                                     ------------
                                                           7,610
                                                     ------------

WASHINGTON (3.6%)
Economic Development Finance
   Authority, Novelty Hill Properties
   LLC, AMT, 3.56%, 11/1/07, (LOC: U.S.
   Bank NA)                                   3,210        3,210
Health Care Facilities Authority,
   Swedish Health Services, 3.34%,
   11/7/07, (LOC: Cititbank NA)               4,000        4,000
Kitsap County Industrial Development
   Corp., Cara Land Co. LLC Project,
   AMT, 3.53%, 11/1/07, (LOC: Wells Fargo
   Bank NA)                                   2,500        2,500
Pierce County Economic Development
   Corp., Quality Stamping Project, AMT,
   3.53%, 11/1/07, (LOC: Wells Fargo Bank
   NA)                                        2,225        2,225


                                    Continued


                                             PRINCIPAL
                                               AMOUNT       VALUE
                                            ------------ ------------

MUNICIPAL DEMAND NOTES, CONTINUED
WASHINGTON, CONTINUED
Seattle Housing Authority, High Point
   Project, AMT, 3.54%, 11/1/07,
   (LOC: Key Bank NA)                     $   1,500    $   1,500
Seattle Housing Authority, Rainier
   Vista Project, AMT, 3.56%, 11/1/07,
   (LOC: Key Bank)                              100          100
                                                      -----------
                                                          13,535
                                                      -----------

WISCONSIN (3.1%)
Kiel Industries, Polar Ware Company
   Project, AMT, 3.64%, 11/1/07,
   (LOC: U.S. Bank NA)                        1,325        1,325
Manitowoc Development, Cher-Make
   Sausage Co. Project, AMT, 3.64%,
   11/1/07, (LOC: U.S. Bank NA)               2,190        2,190
Oconomowoc Community Development
   Authority, AMT, 3.51%, 11/1/07,
   (LOC: LaSalle Bank NA)                     1,200        1,200
Onalaska Industrial, Empire Screen
   Printing Project, AMT, 3.64%, 11/1/07,
   (LOC: U.S. Bank NA)                          945          945
Red Cedar, Fairmount Minerals Ltd.,
   AMT, 3.56%, 11/1/07, (LOC: National
   City Bank)                                 4,000        4,000
West Bend Industrial, Jackson
   Concrete, Inc. Project, AMT, 3.64%,
   11/1/07, (LOC: U.S. Bank NA)               1,750        1,750
                                                      -----------
                                                          11,410
                                                      -----------

WYOMING (3.4%)
County of Sweetwater, Environment,
   Pacificorp Project, AMT, 3.63%,
   11/1/07, (LOC: Barclays Bank PLC)         12,800       12,800
                                                      -----------

TOTAL MUNICIPAL DEMAND NOTES                             336,970
                                                      -----------

                                           SHARES
                                        ------------
MONEY MARKETS (C) (0.1%)
AIM TFIT Tax-Free Cash Reserve
   Portfolio                                  1,369            1
Dreyfus Tax Exempt Cash Management              539            1
Goldman Sachs Financial Square
   Tax-Free Money Market Fund               221,422          221
                                                      -----------

TOTAL MONEY MARKETS                                          223
                                                      -----------

TOTAL INVESTMENTS (COST $372,856)+ - 100.2%              372,856

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%              (742)
                                                      -----------

NET ASSETS - 100.0%                                     $372,114
                                                      ===========

                                    Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
---------------------------------------------------------------------




NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

+    Also represents cost for federal income tax purposes.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2007.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund/portfolio.

(d) All or part of this security has been deposited as collateral for when issued or delayed delivery transactions.

(e)  Maturity date is next rate reset date.

The following abbreviations are used in the Schedule of Portfolio Investments:
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax Paper
CR - Custodian Receipt
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FMNA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
PSF - Public School Fund
W/I - When Issued

                See notes to schedules of portfolio investments.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------


Open futures contracts as of October 31, 2007 (Amounts in thousands, except contract amount):


                                                                                                    UNREALIZED
                                NUMBER OF                                          NOTIONAL         APPRECIATION/    MARKET
                                CONTRACTS       CONTRACT TYPE                       AMOUNT          (DEPRECIATION)    VALUE
                                -----------     -----------------------------                     --------------    ----------

Structured Large Cap Plus               14      S&P 500 Index, 12/20/07              $ 5,260            $ 182         $ 5,442
                                     ======                                       ===========       ==========      ==========

Equity Index                            19      S&P 500 Index, 12/20/07                7,278              107           7,386
                                     ======                                       ===========       ==========      ==========

International Equity                    15      CAC 40 Index, 11/16/07                 1,234               19           1,270
                                       (19)     DAX Index, 12/21/07                   (5,388)             (33)         (5,545)
                                       105      Hang Seng Index, 11/29/07             21,069              113          21,182
                                       141      MSCI Taiwan Index, 11/29/07            5,386               18           5,405
                                     ------                                       -----------       ----------      ----------
                                       242                                            22,301              117          22,310
                                     ======                                       ===========       ==========      ==========

Bond                                    65      U.S. Treasury 5-Year Note, 12/31/07    6,946               32           6,977
                                     ======                                       ===========       ==========      ==========

Short Term Bond                         25      U.S. Treasury 2-Year Note, 12/31/07  $ 5,151             $ 26         $ 5,178
                                     ======                                       ===========       ==========      ==========

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------


International Equity Foreign Currency Contracts as of October 31, 2007:


                            CONTRACT                     CONTRACT                  CURRENT                     UNREALIZED
     DELIVERY             AMOUNT (LOCAL                  VALUE U.S.                 VALUE                     APPRECIATION
       DATE                 CURRENCY)                     DOLLAR                  U.S. DOLLAR               (DEPRECIATION)
    ------------           ------------                  ----------             --------------              ---------------

AUSTRALIAN DOLLAR
-------------------------------------------
Long Contracts

       12/13/07                  6,599                     $ 5,932                  $ 6,132                          $ 200

BRITISH POUND STERLING
-------------------------------------------
Short Contracts

       12/13/07                  6,345                      12,854                   13,176                           (321)
       12/13/07                  5,290                      10,768                   10,984                           (216)
Long Contracts

       12/13/07                  6,129                      12,685                   12,726                             41
       12/13/07                  4,186                       8,481                    8,692                            211
       12/13/07                  1,285                       2,603                    2,667                             65

EURO
-------------------------------------------
Short Contracts

       12/13/07                  5,738                       7,997                    8,316                           (320)
       12/13/07                  1,570                       2,190                    2,276                            (86)
Long Contracts

       12/13/07                  9,569                      13,343                   13,869                            526
       12/13/07                  9,387                      13,319                   13,606                            287
       12/13/07                  6,230                       8,686                    9,030                            344
       12/13/07                  2,036                       2,837                    2,951                            113
       12/13/07                  1,961                       2,735                    2,842                            107

HONG KONG DOLLAR
-------------------------------------------
Short Contracts

       12/13/07                115,518                      14,863                   14,913                            (50)
       12/13/07                 50,129                       6,467                    6,471                             (4)

JAPANESE YEN
-------------------------------------------
Short Contracts

       12/13/07              2,381,898                      21,101                   20,752                            349
       12/13/07              1,558,445                      13,319                   13,578                           (258)
       12/13/07              1,547,623                      13,719                   13,483                            236
       12/13/07              1,456,158                      12,685                   12,686                             (2)
       12/13/07              1,066,989                       9,448                    9,296                            152
       12/13/07                676,872                       5,942                    5,897                             45
       12/13/07                254,384                       2,254                    2,216                             38
Long Contracts

       12/13/07              2,760,687                      24,335                   24,052                           (283)
       12/13/07              1,367,994                      12,129                   11,918                           (210)
       12/13/07              1,352,172                      11,969                   11,780                           (188)
       12/13/07              1,250,325                      10,768                   10,893                            126
       12/13/07                450,485                       3,993                    3,925                            (68)
       12/13/07                 17,657                         156                      154                             (3)


FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------

Open Credit Default Swaps as of October 31, 2007
(Amounts in thousands, except notional amount):


                                                       BUY        (PAY)/                                UNREALIZED
                                                      SELL       RECEIVE    EXPIRATION    NOTIONAL    APPRECIATION/
            COUNTERPARTY      CONTRACT TYPE        PROTECTION  FIXED RATE     DATE         AMOUNT     (DEPRECIATION)
            ------------   ---------------------   ---------   ---------   -----------   ----------    ----------
Bond        UBS Warburg    Dow Jones CDX N.A. IG9  Sell           0.40%      12/20/12    5,000,000          $ --^
                                                                                                       ==========

^ Amount is less than $500.

FIFTH THIRD FUNDS

OCTOBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of October 31, 2007, were as follows:


                                                                               STRUCTURED
                                         SMALL CAP      MID CAP     QUALITY     LARGE CAP     EQUITY     MICRO CAP
                                           GROWTH       GROWTH       GROWTH        PLUS        INDEX       VALUE

                                      --------------------------------------------------------------------------
Aerospace & Defense                             --         3.6%        4.3%         2.6%        2.8%        3.6%
Air Freight & Logistics                         --           --          --         1.1%        0.9%        1.0%
Airlines                                        --           --          --         0.1%        0.1%          --
Auto Components                                 --           --        1.9%         0.9%        0.2%          --
Automobiles                                     --           --          --           --        0.4%          --
Automobiles & Components                        --           --          --           --          --          --
Banks                                           --           --          --           --          --          --
Beverages                                       --           --        3.0%         2.2%        2.3%          --
Biotechnology                                 2.1%           --        3.2%         3.1%        1.3%          --
Building Products                             1.2%           --          --         0.3%        0.1%          --
Capital Goods                                   --           --          --       (0.3)%          --          --
Capital Markets                               0.7%         4.7%        3.8%         4.4%        3.5%        2.3%
Cash & Cash Equivalents                       6.6%         5.3%        3.1%         2.6%        1.5%        4.6%
Chemicals                                       --         1.1%        5.2%         1.8%        1.7%        2.4%
Commercial Banks                              1.2%           --          --         2.3%        3.3%       10.5%
Commercial Services                             --           --          --           --          --          --
Commercial Services & Supplies                4.8%         4.2%        1.4%       (0.2)%        0.5%        4.5%
Communications Equipment                      2.7%         0.6%        4.9%         2.0%        2.8%        2.2%
Computers & Peripherals                         --         4.3%        9.7%         5.0%        4.6%        1.6%
Construction & Engineering                      --           --        1.3%         0.2%        0.2%          --
Construction Materials                        1.5%         1.6%          --           --        0.1%          --
Consumer Durables & Apparel                     --           --          --           --          --          --
Consumer Finance                              1.3%           --          --         0.8%        0.9%          --
Consumer Services                               --           --          --           --          --          --
Containers & Packaging                          --           --          --         0.6%        0.2%          --
Distributors                                  3.0%           --          --           --        0.1%        0.5%
Diversified Consumer Services                   --           --        1.2%         1.2%        0.1%          --
Diversified Financial Services                0.8%           --        1.0%         5.5%        4.9%        1.1%
Diversified Telecommunication Services        1.1%         1.7%        1.6%         2.7%        3.1%        1.2%
Electric Utilities                              --           --        1.1%         1.9%        1.9%          --
Electrical Components & Equipment             5.6%           --        2.7%         0.9%        0.4%        0.4%
Electronic Equipment & Instruments              --           --          --       (0.3)%        0.3%        6.6%
Energy                                          --           --          --       (1.2)%          --          --
Energy Equipment & Service                    6.5%         7.2%        4.5%         3.8%        2.3%        1.7%
Fifth Third Fixed Income Funds - Taxable        --           --          --           --          --          --
Fifth Third Funds                               --           --          --           --          --          --
Financial                                       --           --          --           --^         --          --
Food & Staples Retailing                      0.8%           --        1.1%         1.4%        2.3%          --
Food Beverage & Tobacco                         --           --          --           --          --          --
Food Products                                   --           --        1.7%         0.8%        1.4%        3.0%
Gas-Distribution                                --           --          --         0.6%        0.1%        1.0%
Healthcare                                      --           --          --           --          --        0.7%
Healthcare Equipment & Supplies               6.1%         6.9%        4.3%         2.1%        1.6%        5.1%
Healthcare Providers & Services               9.9%         9.2%          --         5.3%        2.2%        4.1%
Healthcare Services                             --           --          --       (1.2)%          --          --
Healthcare Technology                         1.8%           --          --           --          --^         --
Healthcare-Services                             --           --          --       (0.6)%          --          --
Hotels Restaurants & Leisure                  0.9%         5.4%        4.3%         0.6%        1.5%        2.8%
Household Durables                              --           --          --         1.0%        0.5%        0.4%
Household Products                              --           --        3.1%         1.8%        2.1%          --
Industrial                                      --           --          --       (0.6)%          --          --
Industrial Conglomerates                        --           --          --         3.6%        3.8%          --
Insurance                                     1.0%         1.4%          --         4.0%        4.3%        5.2%
Internet & Catalog Retail                       --           --          --         0.7%        0.3%          --
Internet Software & Services                  6.9%         1.2%        3.1%         3.3%        1.9%        0.9%
IT Services                                     --         1.9%          --         0.5%        0.9%        2.1%
Leisure Equipment & Products                    --           --          --       (0.4)%        0.2%          --
Life Sciences Tools & Services                3.0%         2.8%        3.5%         1.1%        0.3%          --
Machinery                                     1.5%         5.3%        4.0%         2.0%        1.7%        1.4%
Marine                                        1.6%           --          --           --          --        1.6%
Materials                                       --           --          --       (1.1)%          --          --
Media                                         3.0%           --          --         3.2%        2.9%          --
Metals & Mining                                 --           --          --         0.8%        1.1%        1.4%
Miscellaneous                                 0.1%           --          --           --          --          --
Multiline Retail                                --         2.0%          --         1.2%        0.9%        0.4%
Multi-Utilities                                 --           --          --         0.4%        1.1%          --
Office Electronics                              --           --          --       (1.0)%        0.1%          --
Oil & Gas                                     1.5%         3.3%        4.5%         9.2%        9.3%        2.3%
Oil Gas & Consumable Fuels                      --           --          --           --        0.1%          --
Paper & Forest Products                         --           --          --           --        0.3%        1.2%
Personal Products                             0.7%         1.7         % --           --        0.2%          --
Pharmaceuticals                                 --         1.2%        4.7%         5.0%        6.2%          --
Pharmaceuticals & Biotechnology                 --           --          --       (0.7)%          --          --
Real Estate                                     --           --          --           --          --          --
Real Estate Investment Trusts                 1.7%         1.0%          --       (0.4)%        1.1%        2.9%
Real Estate Management & Development            --         1.3%          --         0.3%          --^         --
Retail                                          --           --          --           --          --          --
Road & Rail                                     --           --          --         0.8%        0.8%        0.7%
Semiconductor Equipment                         --         1.0%          --        (0.3)%         --          --
Semiconductors                                  --           --          --           --          --          --
Semiconductors & Semiconductor Equipment      5.6%         5.2%        3.8%         4.1%        2.6%        5.3%
Software                                      7.1%         6.8%        6.7%         3.5%        3.6%        1.8%
Software & Services                             --           --          --           --          --          --
Specialty Retail                              4.1%         5.0%        1.7%         1.6%        1.5%        2.8%
Technology Hardware & Equipment                 --           --          --           --^         --          --
Telecommunication Services                      --           --          --           --          --          --
Textiles Apparel & Luxury Goods               3.6%         2.8%        1.2%         1.2%        0.4%        1.3%
Thrifts & Mortgage Finance                      --           --          --         0.4%        1.0%        6.0%
Tobacco                                         --           --          --         1.7%        1.3%          --
Trading Companies & Distributors              0.9%         1.2%          --           --          --^       1.0%
Transportation                                1.3%           --          --           --          --          --
Utilities                                       --           --          --           --^       0.3%          --
Wireless Telecommunication Services             --         1.3%          --         0.4%        0.5%          --


                                                                 DISCIPLINED                  LIFEMODEL
                                          SMALL CAP    MULTI CAP   LARGE CAP   LIFEMODEL      MODERATELY
                                            VALUE        VALUE       VALUE    AGGRESSIVE(SM) AGGRESSIVE(SM)

                                      --------------------------------------------------------------
Aerospace & Defense                           2.5%         3.5%        2.6%           --          --
Air Freight & Logistics                         --           --          --           --          --
Airlines                                        --           --          --           --          --
Auto Components                                 --         0.4%          --           --          --
Automobiles                                     --           --          --           --          --
Automobiles & Components                        --           --          --           --          --
Banks                                           --           --          --           --          --
Beverages                                     1.4%         1.9%        1.2%           --          --
Biotechnology                                   --           --        1.0%           --          --
Building Products                               --           --          --           --          --
Capital Goods                                   --           --          --           --          --
Capital Markets                               0.9%         6.1%        3.9%           --          --
Cash & Cash Equivalents                       1.7%         2.4%        2.3%         1.0%          --
Chemicals                                     4.4%         3.3%        2.6%           --          --
Commercial Banks                             10.2%         4.8%        2.6%           --          --
Commercial Services                             --           --          --           --          --
Commercial Services & Supplies                3.2%         1.7%        2.9%           --          --
Communications Equipment                      4.9%         0.9%          --           --          --
Computers & Peripherals                         --         3.3%        2.9%           --          --
Construction & Engineering                      --           --          --           --          --
Construction Materials                        0.9%           --          --           --          --
Consumer Durables & Apparel                     --           --          --           --          --
Consumer Finance                                --         0.4%        0.4%           --          --
Consumer Services                               --           --          --           --          --
Containers & Packaging                          --           --          --           --          --
Distributors                                    --           --          --           --          --
Diversified Consumer Services                 1.8%           --          --           --          --
Diversified Financial Services                  --         6.9%        9.4%           --          --
Diversified Telecommunication Services        2.1%         4.3%        7.3%           --          --
Electric Utilities                            1.7%         3.6%        2.4%           --          --
Electrical Components & Equipment             2.1%           --          --           --          --
Electronic Equipment & Instruments            3.4%         0.8%          --           --          --
Energy                                          --           --          --           --          --
Energy Equipment & Service                    1.6%         1.8%        1.8%           --          --
Fifth Third Fixed Income Funds - Taxable        --           --          --         5.8%       26.0%
Fifth Third Funds                               --           --          --        94.4%       73.9%
Financial                                      --           --          --            --          --
Food & Staples Retailing                      3.5%         2.3%        0.8%           --          --
Food Beverage & Tobacco                         --           --          --           --          --
Food Products                                   --         3.1%        2.7%           --          --
Gas-Distribution                              1.5%           --          --           --          --
Healthcare                                      --           --          --           --          --
Healthcare Equipment & Supplies               1.8%           --          --           --          --
Healthcare Providers & Services               3.4%         2.0%        1.3%           --          --
Healthcare Services                             --           --          --           --          --
Healthcare Technology                           --           --          --           --          --
Healthcare-Services                             --           --          --           --          --
Hotels Restaurants & Leisure                  2.3%         1.9%        0.9%           --          --
Household Durables                            1.1%         2.2%        1.7%           --          --
Household Products                              --           --          --           --          --
Industrial                                      --           --          --           --          --
Industrial Conglomerates                        --         3.2%        4.8%           --          --
Insurance                                     4.0%         6.4%        9.5%           --          --
Internet & Catalog Retail                       --           --          --           --          --
Internet Software & Services                  1.6%           --          --           --          --
IT Services                                     --         0.5%        2.0%           --          --
Leisure Equipment & Products                    --         0.8%        1.2%           --          --
Life Sciences Tools & Services                  --           --          --           --          --
Machinery                                     5.4%         2.7%        0.9%           --          --
Marine                                        1.1%           --          --           --          --
Materials                                       --           --          --           --          --
Media                                           --         1.3%        2.2%           --          --
Metals & Mining                               2.8%         1.2%        1.4%           --          --
Miscellaneous                                   --           --          --           --          --
Multiline Retail                              0.5%           --          --           --          --
Multi-Utilities                               2.3%         0.4%          --           --          --
Office Electronics                              --           --          --           --          --
Oil & Gas                                     6.0%        11.4%       13.8%           --          --
Oil Gas & Consumable Fuels                      --           --          --           --          --
Paper & Forest Products                       2.3%           --          --           --          --
Personal Products                               --           --          --           --          --
Pharmaceuticals                               2.2%         5.4%        7.4%           --          --
Pharmaceuticals & Biotechnology                 --           --          --           --          --
Real Estate                                     --           --          --           --          --
Real Estate Investment Trusts                 3.1%           --          --           --          --
Real Estate Management & Development            --           --          --           --          --
Retail                                          --           --          --           --          --
Road & Rail                                   2.3%         1.2%          --           --          --
Semiconductor Equipment                         --           --          --           --          --
Semiconductors                                  --           --          --           --          --
Semiconductors & Semiconductor Equipment      2.6%         4.1%        1.3%           --          --
Software                                      1.6%           --          --           --          --
Software & Services                             --           --          --           --          --
Specialty Retail                              2.3%         1.0%        1.4%           --          --
Technology Hardware & Equipment                 --           --          --           --          --
Telecommunication Services                      --           --          --           --          --
Textiles Apparel & Luxury Goods               0.8%         0.5%          --           --          --
Thrifts & Mortgage Finance                    1.6%         0.7%          --           --          --
Tobacco                                         --         0.3%        3.3%           --          --
Trading Companies & Distributors              1.0%           --          --           --          --
Transportation                                  --           --          --           --          --
Utilities                                       --           --          --           --          --
Wireless Telecommunication Services             --         1.2%          --           --          --


                                                     LIFEMODEL
                                                     MODERATELY
                                       LIFEMODEL      CONSER-    LIFEMODEL      DIVIDEND               INTERNATIONAL
                                       MODERATE(SM)  VATIVE(SM) CONSERVATIVESM   GROWTH    TECHNOLOGY    EQUITY
                                      ------------------------------------------------------------------------------
Aerospace & Defense                             --          --          --            5.2%         --             --
Air Freight & Logistics                         --          --          --              --         --             --
Airlines                                        --          --          --              --         --             --
Auto Components                                 --          --          --              --         --             --
Automobiles                                     --          --          --              --         --             --
Automobiles & Components                        --          --          --              --         --           4.1%
Banks                                           --          --          --              --         --          15.7%
Beverages                                       --          --          --            7.2%         --             --
Biotechnology                                   --          --          --            2.4%         --             --
Building Products                               --          --          --              --         --             --
Capital Goods                                   --          --          --              --         --           9.4%
Capital Markets                                 --          --          --            5.7%         --             --
Cash & Cash Equivalents                       0.3%          --         0.5%           1.3%       2.8%             --
Chemicals                                       --          --          --            3.1%         --             --
Commercial Banks                                --          --          --            3.7%         --             --
Commercial Services                             --          --          --              --         --             --^
Commercial Services & Supplies                  --          --          --              --         --           0.4%
Communications Equipment                        --          --          --            4.0%       15.5%            --
Computers & Peripherals                         --          --          --            5.1%       25.2%            --
Construction & Engineering                      --          --          --              --         --             --
Construction Materials                          --          --          --              --         --             --
Consumer Durables & Apparel                     --          --          --              --         --           3.4%
Consumer Finance                                --          --          --              --         --             --
Consumer Services                               --          --          --              --         --           0.9%
Containers & Packaging                          --          --          --              --         --             --
Distributors                                    --          --          --              --         --             --
Diversified Consumer Services                   --          --          --              --         --             --
Diversified Financial Services                  --          --          --            5.0%         --           2.1%
Diversified Telecommunication Services          --          --          --            1.6%         --             --
Electric Utilities                              --          --          --            1.4%         --             --
Electrical Components & Equipment               --          --          --            3.9%         --             --
Electronic Equipment & Instruments              --          --          --              --         --             --
Energy                                          --          --          --              --         --           9.0%
Energy Equipment & Service                      --          --          --            2.3%         --             --
Fifth Third Fixed Income Funds - Taxable     46.2%       55.5%       77.0%              --         --             --
Fifth Third Funds                            54.1%       44.0%       24.2%              --         --             --
Financial                                       --          --          --              --         --             --
Food & Staples Retailing                        --          --          --            0.5%         --           1.5%
Food Beverage & Tobacco                         --          --          --              --         --           4.4%
Food Products                                   --          --          --            2.0%         --             --
Gas-Distribution                                --          --          --              --         --             --
Healthcare                                      --          --          --              --         --             --
Healthcare Equipment & Supplies                 --          --          --            4.4%        7.2%            --
Healthcare Providers & Services                 --          --          --              --         --             --
Healthcare Services                             --          --          --              --         --           0.5%
Healthcare Technology                           --          --          --              --         --             --
Healthcare-Services                             --          --          --              --         --             --
Hotels Restaurants & Leisure                    --          --          --            1.1%         --             --
Household Durables                              --          --          --              --         --             --
Household Products                              --          --          --            2.9%         --           0.7%
Industrial                                      --          --          --              --         --             --
Industrial Conglomerates                        --          --          --            4.0%         --             --
Insurance                                       --          --          --            3.9%         --           4.3%
Internet & Catalog Retail                       --          --          --              --        3.6%            --
Internet Software & Services                    --          --          --              --       12.4%            --
IT Services                                     --          --          --            1.1%        2.0%            --
Leisure Equipment & Products                    --          --          --              --         --             --
Life Sciences Tools & Services                  --          --          --              --         --             --
Machinery                                       --          --          --            0.6%         --             --
Marine                                          --          --          --              --         --             --
Materials                                       --          --          --              --         --          11.0%
Media                                           --          --          --              --         --           1.0%
Metals & Mining                                 --          --          --              --         --             --
Miscellaneous                                   --          --          --              --         --             --
Multiline Retail                                --          --          --            1.9%         --             --
Multi-Utilities                                 --          --          --            1.3%         --             --
Office Electronics                              --          --          --              --         --             --
Oil & Gas                                       --          --          --            7.8%         --             --
Oil Gas & Consumable Fuels                      --          --          --              --         --             --
Paper & Forest Products                         --          --          --              --         --             --
Personal Products                               --          --          --              --         --             --
Pharmaceuticals                                 --          --          --            3.8%         --           3.2%
Pharmaceuticals & Biotechnology                 --          --          --              --         --           0.1%
Real Estate                                     --          --          --              --         --           2.0%
Real Estate Investment Trusts                   --          --          --              --         --             --
Real Estate Management & Development            --          --          --              --         --             --
Retail                                          --          --          --              --         --           1.1%
Road & Rail                                     --          --          --              --         --             --
Semiconductor Equipment                         --          --          --              --         --           0.3%
Semiconductors                                  --          --          --              --         --           0.7%
Semiconductors & Semiconductor Equipment        --          --          --            5.3%       11.7%            --
Software                                        --          --          --            1.9%       16.8%            --
Software & Services                             --          --          --              --         --           1.4%
Specialty Retail                                --          --          --              --         --             --
Technology Hardware & Equipment                 --          --          --              --         --           3.6%
Telecommunication Services                      --          --          --              --         --           7.2%
Textiles Apparel & Luxury Goods                 --          --          --            2.2%         --             --
Thrifts & Mortgage Finance                      --          --          --              --         --             --
Tobacco                                         --          --          --            2.6%         --             --
Trading Companies & Distributors                --          --          --            0.7%         --             --
Transportation                                  --          --          --              --         --           2.3%
Utilities                                       --          --          --              --         --           4.2%
Wireless Telecommunication Services             --          --          --              --         --             --

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)


--------------------------------------------------------------------------------

The investment concentrations for the Balanced Fund and Strategic Income Fund as a percentage of net assets, by industry, as of October 31, 2007, were as follows:


                                                    STRATEGIC
                                    BALANCED         INCOME
                                    ----------     ----------
Aerospace & Defense                      3.2%            --
Agency Collateral IO                     0.2%            --
Agency Collateral Other                  0.4%            --
Agency Collateral PAC                    1.0%           0.6%
Agency Collateral Sequential              --            1.4%
Auto Components                          2.5%            --
Automobile ABS Other                      --            0.7%
Banks                                     --            0.3%
Beverages                                1.2%           0.5%
Cable TV                                 0.1%           2.6%
Capital Markets                          3.7%            --
Cash & Cash Equivalents                  1.4%           5.4%
Cellular Telecom                         0.1%            --
Chemicals                                3.1%            --
Closed-End Funds                          --            8.7%
CMBS Other                               4.0%           0.7%
CMBS Subordinateed                       1.1%            --
Commercial Banks                         3.4%           1.5%
Commercial Banks Non-U.S.                 --            1.9%
Commercial Banks-Central U.S.            0.4%            --
Commercial Banks-Eastern U.S.             --            1.7%
Commercial Banks-Southern U.S.            --            1.3%
Commercial Services                       --            1.3%
Commercial Services & Supplies           1.0%            --
Communications Equipment                 1.4%            --
Computers                                 --            0.7%
Computers & Peripherals                  3.5%            --
Credit Card Bullet                        --            0.3%
Diversified Consumer Services            0.9%            --
Diversified Financial Services           1.0%           5.1%
Diversified Operations                    --            0.7%
Diversified Telecommunication Services   1.2%            --
Electric Utilities                        --            1.0%
Electric-Integrated                       --            3.5%
Electronic Equipment & Instruments       2.0%            --
Energy Equipment & Service               1.9%            --
FGLMC Single Family 15 Yr.                --            0.7%
FGLMC Single Family 30 Yr.               2.7%            --
FHLMC ARM                                 --            0.8%
Finance-Commercial                        --            1.5%
Finance-Consumer Loans                    --            3.0%
Finance-Credit Card                       --            0.6%
Finance-Investment Banker/Broker         --             5.7%
Finance-Leasing Company                  --             0.7%
Finance-Mortgage Loan/Banker             --             0.4%
Finance-Other Services                    --            0.6%
Financial Guarantee Insurance             --            2.4%
FNMA ARM                                  --            0.3%
FNMA Single Family 20 Yr.                1.0%            --
FNMA Single Family 30 Yr.                3.4%           --
Food & Staples Retailing                 1.3%           --
Food Products                            2.1%           0.4%
Food-Misc/Diversified                     --            1.1%
Forestry                                  --            1.0%
GNMA Single Family 30 Yr.                0.2%            --
GNMA2 Single Family 30 Yr.               0.1%            --
Healthcare Equipment & Supplies          2.1%            --
Home Equity Other                        0.7%            --
Hotels Restaurants & Leisure             2.6%            --
Household Products                       1.6%            --
Industrial Conglomerates                 0.9%           0.3%

Insurance                                1.8%            --
Insurance Brokers                        --             0.3%
Internet Software & Services             1.1%            --
Investment Managment/Advisor Service      --            0.3%
Life/Health Insurance                     --            0.3%
Machinery                                5.0%            --
Manufact Hous ABS Other                  0.4%            --
Medical-Drugs                             --            0.7%
Miscellaneous                             --            0.5%
Money Center Banks                        --            0.7%
Multi-Line Insurance                      --            2.3%
Multiline Retail                         1.1%            --
Multimedia                               0.1%           1.2%
Multi-Utilities                          2.1%           1.1%
Non-Proprietary Equity Funds              --            0.5%
Oil & Gas                                4.5%           0.7%
Oil Company-Exploration & Production     0.2%           0.7%
Other ABS                                0.1%           1.2%
Personal Products                        1.1%            --
Pharmaceuticals                          3.4%           1.0%
Pipelines                                0.3%            --
Real Estat                                --            1.3%
Real Estate Investment Trusts             --            2.0%
Reits-Diversified                         --            0.2%
Reits-Mortgage                            --            0.3%
Reits-Office Property                     --            0.4%
Reits-Shopping Centers                    --            2.0%
Reits-Storage                             --            1.2%
Retail-Drug Store                         --            0.6%
S&L/Thrifts-Southern U.S.                 --            0.3%
Semiconductor Equipment                   --^            --
Semiconductors & Semiconductor Equipment 2.3%            --
Software                                 2.7%            --
Sovereign                                 --            1.8%
Sovereign Agency                          --            2.3%
Special Purpose Banks                     --            0.7%
Special Purpose Entity                    --            2.8%
Specialty Retail                         0.1%            --
Super-Regional Banks-U.S.                 --            6.4%
Telephone-Integrated                     0.6%           1.1%
Tobacco                                   --            1.1%
Trading Companies & Distributors         0.7%            --
Transport-Rail                            --            0.3%
Wireless Equipment                        --            0.3%
WL Collateral CMO Other                 10.0%           3.1%
WL Collateral CMO Sequential             5.9%           1.3%
WL Collateral Support                    0.6%            --




------------------------------------
^ Amount is less than 0.05%.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)


--------------------------------------------------------------------------------

The investment concentrations for the Bond Funds as a percentage of net assets, by industry, as of October 31, 2007, were as follows:

                                                                                                                   U.S.
                                                  HIGH YIELD                    INTERMEDIATE   SHORT TERM       GOVERNMENT
                                                    BOND           BOND            BOND            BOND            BOND
                                                  ---------       --------        --------       ---------       ---------
Aerospace                                             0.4%             --              --              --              --
Agency Collateral IO                                   --             2.6%            2.0%             --             3.4%
Agency Collateral Other                                --             5.6%            3.7%            2.0%           16.3%
Agency Collateral PAC                                  --             5.4%            1.3%            4.1%           16.4%
Agency Collateral Sequential                           --             2.0%            3.7%            7.8%            7.8%
Agency Collateral Support                              --              --              --              --             6.3%
Agency Collateral TAC                                  --              --              --              --             5.9%
Auto-Cars/Light Trucks                                 --              --              --             0.5%             --
Automobile ABS Other                                   --             1.3%            0.6%            0.4%             --
Automobiles Sequential                                 --             1.2%            0.7%           10.9%             --
Automotive & Auto Parts                               7.6%             --              --              --              --
Broadcasting                                          0.6%             --              --              --              --
Building Materials                                    3.2%             --              --              --              --
Cable TV                                               --             0.3%             --             0.5%             --
Cable/Satellite TV                                    2.9%             --              --              --              --
Capital Goods                                         3.3%             --              --              --             3.1%
Cash & Cash Equivalents                               1.9%            1.7%            7.1%            1.2%             --
Chemicals                                             3.1%             --              --              --              --
Chemicals-Diversified                                  --              --              --^             --              --
CMBS Other                                             --             9.7%            9.4%            5.3%             --
CMBS Subordinateed                                     --             2.3%            4.7%            3.4%             --
Commercial Banks Non-U.S.                              --              --             0.3%             --              --
Commercial Banks-Central U.S.                          --              --             1.8%             --              --
Commercial Banks-Eastern U.S.                          --             0.5%            0.3%            1.1%             --
Commercial Banks-Southern U.S.                         --             0.3%            1.6%             --              --
Consumer Products-Miscellaneous                       3.8%             --              --              --              --
Containers                                            2.0%             --              --              --              --
Credit Card Bullet                                     --              --              --             4.3%             --
Development                                            --              --              --             0.2%             --
Diversified Financial Services                         --              --             0.2%            2.2%             --
Electric-Integrated                                    --              --             0.9%             --              --
Energy                                                9.3%             --              --              --              --
Environmental                                         1.0%             --              --              --              --
FGLMC Single Family 20 Yr.                             --             0.3%             --              --              --
FGLMC Single Family 30 Yr.                             --             8.8%             --              --              --
FHLMC ARM                                              --             0.4%            5.2%            3.3%             --
Fifth Third Funds                                      --              --              --              --            17.0%
Finance-Commercial                                     --              --             0.2%             --              --
Finance-Consumer Loans                                 --              --             0.7%            1.1%             --
Finance-Investment Banker/Broker                       --             1.3%            0.2%            3.1%             --
Finance-Leasing Company                                --              --             0.5%            1.1%             --
Finance-Mortgage Loan/Banker                           --              --             0.2%            0.3%             --
Finance-Other Services                                 --              --              --             0.1%             --
FNMA ARM                                               --              --              --^            2.2%            6.9%
FNMA Other                                             --             1.6%             --              --              --
FNMA Single Family 15 Yr.                              --             2.3%            0.1%             --              --
FNMA Single Family 20 Yr.                              --             1.9%            0.5%             --              --
FNMA Single Family 30 Yr.                              --            19.6%            3.1%             --              --
Food Beverage & Tobacco                               2.7%             --              --              --              --
Gas-Distribution                                       --              --              --             1.2%             --
GNMA Single Family 30 Yr.                              --              --             0.1%             --              --
Healthcare                                           10.1%             --              --              --              --
Home Equity Other                                      --             0.7%            3.2%            2.0%             --
Home Equity Sequential                                 --             0.5%            0.3%            1.1%             --
Homebuilders/Real Estate                              4.3%             --              --              --              --
Investment Managment/Advisor Services                  --              --             0.3%             --              --
Life/Health Insurance                                  --              --              --             0.6%             --
Manufact Hous ABS Other                                --             0.5%             --              --              --
Manufact Hous Sequential                               --              --             0.6%             --              --


Media                                                 2.5%             --              --              --              --
Metals & Mining                                       5.8%             --              --              --              --
Money Center Banks                                     --             0.4%             --              --              --
Multi-Line Insurance                                   --              --             0.2%             --              --
Multimedia                                             --             0.2%             --              --              --
Oil Company-Exploration & Production                   --             0.8%            1.0%             --              --
Oil Company-Integrated                                 --              --              --             1.1%             --
Oil Refining & Marketing                               --              --             0.3%             --              --
Other ABS                                              --             5.7%            6.6%            0.6%           11.0%
Paper                                                 1.1%             --              --              --              --
Pipelines                                              --              --              --             0.6%             --
Property/Casualty Ins                                  --              --^             --              --              --
Publishing/Printing                                   3.9%             --              --              --              --
Reits-Regional Malls                                   --              --             0.4%             --              --
Services                                              2.2%             --              --              --              --
Sovereign                                              --             3.7%            6.9%            6.1%            5.4%
Sovereign Agency                                       --              --             3.4%            5.0%             --
Special Purpose Entity                                 --              --             1.2%             --              --
Steel                                                 1.4%             --              --              --              --
Super-Regional Banks-U.S.                              --              --             0.9%            2.2%             --
Technology                                            5.3%             --              --              --              --
Telecommunications                                    6.0%             --              --              --              --
Telephone-Integrated                                   --             0.7%             --             0.2%             --
Transportation                                        1.8%             --              --              --              --
Transport-Rail                                         --              --             0.2%             --              --
Utilities                                            11.9%             --              --              --              --
WL Collateral CMO Mezzanine                            --              --             0.1%             --              --
WL Collateral CMO Other                                --            21.2%           13.8%           17.5%             --
WL Collateral CMO Sequential                           --             2.1%            5.6%            6.0%             --
WL Collateral CMO Subordinate                          --             0.4%            0.3%             --              --
WL Collateral PAC                                      --              --             0.6%            0.6%             --
WL Collateral Support                                  --             2.6%            7.7%             --              --


----------------------------
^ Amount is less than 0.05%.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)


--------------------------------------------------------------------------------

The investment concentrations for the Municipal Bond Funds as a percentage of net assets, by industry, as of October 31, 2007, were as follows:

                                                                         INTERMEDIATE       OHIO           MICHIGAN
                                                         MUNICIPAL        MUNICIPAL        MUNICIPAL       MUNICIPAL
                                                          BOND             BOND             BOND             BOND
                                                        ---------        ---------        ----------       ----------
Airport                                                     4.0%            11.8%              1.9%             2.1%
Cash & Cash Equivalents                                     0.1%             0.1%              0.1%             0.6%
Development                                                  --              6.7%              3.3%             3.2%
Education                                                   6.2%             0.8%               --                --
Facilities                                                  2.3%             6.5%               --              7.7%
General                                                     3.5%             3.7%              4.7%             8.7%
General Obligation                                         16.8%            12.8%             16.8%             9.3%
Higher Education                                           12.2%             2.8%             26.9%             3.7%
Housing                                                     2.9%             5.5%              3.0%             4.7%
Medical                                                     6.9%            11.7%             10.7%            18.3%
Multifamily Housing                                          --              0.3%               --              0.8%
Pollution                                                   3.1%             2.7%             10.1%             2.9%
Power                                                       2.3%            10.3%              9.5%             5.9%
School District                                            18.6%             6.3%              7.9%            12.8%
Single Family Housing                                       2.1%             4.1%              1.0%              --
Student Loan                                                2.2%             0.7%               --              4.6%
Transportation                                              1.5%             9.3%              2.7%             2.1%
Utilities                                                   5.4%             2.1%               --              4.3%
Water                                                       7.0%             0.4%               --              7.4%


FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ORGANIZATION--Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. The Trust consists of thirty-six separate investment portfolios, one of which has not commenced investment operations.

The accompanying schedules of portfolio investments and notes relate only to the following investment portfolios of the Trust (individually a "Fund" and collectively the "Funds"). Each Fund is diversified except for Fifth Third Dividend Growth Fund and Fifth Third Ohio Municipal Bond Fund, which are non-diversified. Dollar amounts are in thousands unless otherwise indicated.

PORTFOLIO NAME
Fifth Third Small Cap Growth Fund ("Small Cap Growth")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth")
Fifth Third Quality Growth Fund ("Quality Growth")
Fifth Third Structured Large Cap Plus Fund, formerly known as Fifth Third Large Cap Core Fund ("Structured Large Cap Plus")
Fifth Third Equity Index Fund ("Equity Index")
Fifth Third Balanced Fund ("Balanced")
Fifth Third Micro Cap Value Fund ("Micro Cap Value")
Fifth Third Small Cap Value Fund ("Small Cap Value")
Fifth Third Multi Cap Value Fund ("Multi Cap Value")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap")
Fifth Third LifeModel Aggressive FundSM ("LifeModel AggressiveSM")
Fifth Third LifeModel Moderately Aggressive FundSM ("LifeModel Moderately
  AggressiveSM")
Fifth Third LifeModel Moderate FundSM ("LifeModel ModerateSM")
Fifth Third LifeModel Moderately Conservative FundSM ("LifeModel
  Moderately ConservativeSM") Fifth Third
LifeModel Conservative FundSM ("LifeModel ConservativeSM")
Fifth Third Strategic Income Fund ("Strategic Income")
Fifth Third Dividend Income Fund ("Dividend Growth")
Fifth Third Technology Fund ("Technology")
Fifth Third International Equity Fund ("International Equity")
Fifth Third High Yield Bond Fund ("High Yield Bond")
Fifth Third Bond Fund ("Bond")
Fifth Third Intermediate Bond Fund ("Intermediate Bond")
Fifth Third Short Term Bond Fund ("Short Term Bond")
Fifth Third U.S. Government Bond Fund ("U.S. Government Bond")
Fifth Third Municipal Bond Fund ("Municipal Bond")
Fifth Third Intermediate Municipal Bond Fund ("Intermediate Municipal Bond") Fifth Third Ohio Municipal Bond Fund ("Ohio Municipal Bond")
Fifth Third Michigan Municipal Bond Fund ("Michigan Municipal Bond")
Fifth Third Prime Money Market Fund ("Prime Money Market")
Fifth Third Institutional Money Market Fund ("Institutional Money Market") Fifth Third Institutional Government Money Market Fund ("Institutional
  Government Money Market")
Fifth Third Government Money Market Fund ("Government Money Market")
Fifth Third U.S. Treasury Money Market Fund ("U.S. Treasury Money Market") Fifth Third Michigan Municipal Money Market Fund ("Michigan Municipal
  Money Market")
Fifth Third Municipal Money Market Fund ("Municipal Money Market")

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITIES VALUATIONS--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
principally traded, or at the NASDAQ Official Closing Price ("NOCP"), if applicable. Securities in International Equity listed or traded on non-domestic exchanges are valued at the closing price on the exchange on which they trade. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued at fair value on the basis of the closing bid as supplied by an independent pricing service approved by the Board of Trustees ("Trustees") or valuations provided by dealers. Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value or at original cost, which combined with accrued interest approximates market value. Investments in open-end investment companies are valued at net asset value as reported by such investment companies. Investments for which such quotations are not readily available, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Trustees. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net asset values are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, International Equity may use a systematic valuation model provided by an independent third party to value its foreign securities. When International Equity uses this fair value pricing method, the value assigned to International Equity's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements only with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, have legally segregated in the Federal Reserve Book Entry System, or have segregated within the custodian bank's vault, all securities segregated as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS AND RELATED INCOME-- Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses on mortgage-and asset-backed securities are recorded as adjustments to interest income. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

FOREIGN CURRENCY TRANSLATION--International Equity does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

FORWARD CURRENCY CONTRACTS--International Equity may enter into forward currency contracts ("forward"), which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. International Equity segregates cash and/ or securities in a sufficient amount as collateral to the extent the Fund has open forward contracts at period end.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FOREIGN CURRENCY COMMITMENTS--International Equity may enter into foreign currency commitments for the settlement of security transactions in foreign currencies. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily spot exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

FUTURES CONTRACTS--The Funds, with the exception of Dividend Growth, Intermediate Municipal Bond and Ohio Municipal Bond, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash and/ or securities are segregated or delivered to dealers in order to maintain a position ("initial margin"). Subsequent payments made or received by the Funds based on the daily change in the market value of the position ("variation margin") are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Funds' activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks. To the extent these Funds have open futures contracts at period end, a sufficient amount of cash and/ or securities, which is restricted as to its use by these Funds, is segregated as collateral.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (TBA)--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date. To the extent the Funds hold these types of securities at period end, a sufficient amount of cash and/ or securities is segregated as collateral.

OPTIONS WRITTEN CONTRACTS -- When a Fund writes or sells put or call option contracts, it records the proceeds on sales (premium) received and the corresponding liability. The risk in writing a call option is that a Fund may incur a loss when the associated security market price or index value increases. The risk in writing a put option is that a Fund may incur a loss when the associated security market price or index value decreases. A Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist for the associated security. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of an option transaction. When an option is exercised, the proceeds on sales (premium) for a written call option and the purchase cost for a written put option is adjusted by the amount of premium received or paid. See Notes to Schedule of Portfolio Investments.

SHORT SALES -- Structured Large Cap enters into short sales whereby it sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security's price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If the Fund shorts a security when also holding a long position in the security (a "short against the box"), as the security's price declines, the short position increases in value, offsetting the long position's decrease in value. The opposite effect occurs if the security's price rises. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund. The Fund segregates cash and/or securities in a sufficient amount as collateral to the extent of open short positions at period end. See Notes to Schedule of Portfolio Investments.

OTHER--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on their relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as administrative and distribution fees.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

CONCENTRATIONS

International Equity invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Intermediate Municipal Bond held a significant amount of its investments in debt obligations issued by the State of Michigan and its political subdivisions, agencies and public authorities at October 31, 2007. The Fund is more susceptible to factors adversely affecting issuers of municipal securities from this state than a fund that is not concentrated in these issuers to the same extent.

Ohio Municipal Bond and Michigan Municipal Bond hold a significant portion of their investments in debt obligations issued by each of the states of Ohio and Michigan, respectively, and each state's respective political subdivisions, agencies and public authorities. These Funds are more susceptible to factors adversely affecting issuers of municipal securities from these states than a fund that is not concentrated in these issuers to the same extent.

Michigan Municipal Money Market holds a significant portion of its investments in debt obligations issued by each of the States of Ohio and Michigan, and each of their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to factors adversely affecting issuers of municipal securities from these states than a Fund that is not concentrated in these issuers to the same extent.

SUBSEQUENT EVENT

PROPOSED FUND MERGERS--At a special meeting of the Board of Trustees on August 7, 2007, the Trustees approved several Agreements and Plans of Reorganization (the "Plans") which propose combinations of certain funds of the Trust. Several Funds within these schedules of portfolio investments are parties to proposed reorganizations, whereby the "Acquiring Fund" proposes to acquire the "Acquired Fund" as shown below. Each of the proposed mergers is independent of and not conditioned on the others. The funds of the Trust that are subjects of the proposed mergers filed a combined proxy/ prospectus filing with the Securities and Exchange Commission in August, 2007 indicating anticipated shareholder meeting and closing dates to be on or about November 16,2007. The Plans are subject to approval of the shareholders of the acquired Funds.

ACQUIRING FUND                     ACQUIRED FUND
Mid Cap Growth                     Technology
Quality Growth                     Balanced
Bond                               Intermediate Bond
Bond                               U.S. Government Bond
Prime Money Market                 Government Money Market

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Fifth Third Funds
            ------------------------------------------------------------------

By (Signature and Title)/s/ Christopher J. Bell  Christopher J. Bell, Treasurer
                        ------------------------------------------------------

Date  December 21, 2007
      ----------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ E. Keith Wirtz          E. Keith Wirtz, President
                         -----------------------------------------------------

Date  December 21, 2007
      -----------------------------


By (Signature and Title)/s/ Christopher J. Bell  Christopher J. Bell, Treasurer
                        ------------------------------------------------------

Date  December 21, 2007
      -----------------------------